Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 97.9%
Banks - 92.0%
Bank of America Corp.	8,909	$299,970
Wells Fargo & Co.	6,088	299,651
JPMorgan Chase & Co.	1,743	296,484
Citigroup, Inc.	5,668	291,562
U.S. Bancorp	5,818	251,803
PNC Financial Services Group, Inc.	1,583	245,128
Truist Financial Corp.	5,821	214,911
Bank of New York Mellon Corp.	3,728	194,042
Fifth Third Bancorp	4,414	152,239
State Street Corp.	1,879	145,547
M&T Bank Corp.	1,040	142,563
Regions Financial Corp.	6,931	134,323
Huntington Bancshares, Inc.	10,281	130,774
Northern Trust Corp.	1,498	126,401
Citizens Financial Group, Inc.	3,673	121,723
NU Holdings Limited/Cayman Islands — Class A*	14,513	120,893
KeyCorp	7,925	114,120
Toronto-Dominion Bank	1,750	113,085
HDFC Bank Ltd. ADR	1,530	102,678
East West Bancorp, Inc.	1,352	97,276
ICICI Bank Ltd. ADR	3,879	92,475
Webster Financial Corp.	1,794	91,063
Bank of Nova Scotia	1,851	90,125
Royal Bank of Canada	887	89,702
Comerica, Inc.	1,532	85,501
First Horizon Corp.	6,015	85,172
Western Alliance Bancorporation	1,284	84,474
Zions Bancorp North America	1,825	80,063
Pinnacle Financial Partners, Inc.	902	78,673
Cullen/Frost Bankers, Inc.	716	77,679
SouthState Corp.	908	76,681
Prosperity Bancshares, Inc.	1,122	75,993
Commerce Bancshares, Inc.	1,412	75,434
Popular, Inc.	907	74,438
Canadian Imperial Bank of Commerce	1,542	74,232
Bank OZK	1,478	73,649
HSBC Holdings plc ADR[1]	1,800	72,972
Columbia Banking System, Inc.	2,728	72,783
Bank of Montreal	725	71,732
Wintrust Financial Corp.	772	71,603
Cadence Bank	2,392	70,779
Synovus Financial Corp.	1,861	70,067
United Bankshares, Inc.	1,833	68,829
FNB Corp.	4,952	68,189
UBS Group AG*	2,180	67,362
Old National Bancorp	3,988	67,357
Valley National Bancorp	6,154	66,832
Home BancShares, Inc.	2,635	66,745
First Citizens BancShares, Inc. — Class A	45	63,854
First Financial Bankshares, Inc.	2,062	62,479
Hancock Whitney Corp.	1,281	62,244
Ameris Bancorp	1,107	58,726
United Community Banks, Inc.	1,939	56,735
UMB Financial Corp.	679	56,731
Barclays plc ADR	7,153	56,366
Cathay General Bancorp	1,248	55,623
Associated Banc-Corp.	2,600	55,614
Texas Capital Bancshares, Inc.*	854	55,194
Banco Bradesco S.A. ADR	15,624	54,684
International Bancshares Corp.	1,001	54,374
First Hawaiian, Inc.	2,311	52,830
Bank of Hawaii Corp.[1]	720	52,171
First Interstate BancSystem, Inc. — Class A	1,647	50,645
Fulton Financial Corp.	3,049	50,187
CVB Financial Corp.	2,430	49,062
Simmons First National Corp. — Class A	2,463	48,866
Seacoast Banking Corporation of Florida	1,684	47,927
Eastern Bankshares, Inc.	3,258	46,264
BOK Financial Corp.	507	43,425
Bancorp, Inc.*	1,053	40,604
Independent Bank Corp.	577	37,972
Total Banks		6,948,354
Savings & Loans - 3.0%
New York Community Bancorp, Inc.	7,977	81,605
Pacific Premier Bancorp, Inc.	1,778	51,757
WSFS Financial Corp.	1,008	46,297
WaFd, Inc.	1,356	44,694
Total Savings & Loans		224,353
Diversified Financial Services - 2.9%
Capital One Financial Corp.	1,655	217,004
Total Common Stocks
(Cost $5,321,348)		7,389,711

PREFERRED STOCKS† - 1.0%
Financial - 1.0%
Itau Unibanco Holding S.A.
ADR	11,349	78,875
Total Preferred Stocks
(Cost $52,619)		78,875

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24	$19,089	19,089
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24	15,384	15,384
Total Repurchase Agreements
(Cost $34,473)		34,473

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund
First American Government Obligations Fund - Class X, 5.29%[4]	$53,216	$53,216
Total Securities Lending Collateral
(Cost $53,216)		53,216
Total Investments - 100.1%
(Cost $5,461,656)		$7,556,275
Other Assets & Liabilities, net - (0.1)%		(5,598)
Total Net Assets - 100.0%		$7,550,677

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,389,711	$—	$—	$7,389,711
Preferred Stocks	78,875	—	—	78,875
Repurchase Agreements	—	34,473	—	34,473
Securities Lending Collateral	53,216	—	—	53,216
Total Assets	$7,521,802	$34,473	$—	$7,556,275

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.7%
Chemicals - 37.0%
Linde plc	3,408	$1,399,700
Sherwin-Williams Co.	2,771	864,275
Air Products and Chemicals, Inc.	2,852	780,878
Ecolab, Inc.	3,560	706,126
Dow, Inc.	11,482	629,673
PPG Industries, Inc.	3,932	588,031
DuPont de Nemours, Inc.	7,223	555,665
LyondellBasell Industries N.V. — Class A	5,193	493,750
International Flavors & Fragrances, Inc.	5,595	453,027
Albemarle Corp.	2,946	425,638
Celanese Corp. — Class A	2,711	421,208
Nutrien Ltd.	7,162	403,435
CF Industries Holdings, Inc.	4,732	376,194
RPM International, Inc.	3,365	375,635
Eastman Chemical Co.	3,640	326,945
Mosaic Co.	9,123	325,965
FMC Corp.	4,583	288,958
Axalta Coating Systems Ltd.*	8,005	271,930
Olin Corp.	4,855	261,927
Element Solutions, Inc.	10,152	234,917
Westlake Corp.	1,588	222,257
Chemours Co.	7,019	221,379
Huntsman Corp.	8,039	202,020
Ashland, Inc.	2,313	195,009
Livent Corp.*	10,693	192,260
Balchem Corp.	845	125,694
Total Chemicals		11,342,496
Mining - 22.8%
Freeport-McMoRan, Inc.	19,507	830,413
Newmont Corp.	16,815	695,973
Barrick Gold Corp.	30,554	552,722
Rio Tinto plc ADR	5,801	431,942
BHP Group Ltd. ADR	6,073	414,847
Agnico Eagle Mines Ltd.	6,477	355,263
Wheaton Precious Metals Corp.	6,039	297,964
Southern Copper Corp.	3,388	291,605
Alcoa Corp.	8,509	289,306
Royal Gold, Inc.	2,290	276,998
Franco-Nevada Corp.	2,359	261,401
Pan American Silver Corp.	15,841	258,684
Kinross Gold Corp.	41,428	250,639
Gold Fields Ltd. ADR	16,784	242,697
Anglogold Ashanti plc	12,940	241,849
Sibanye Stillwater Ltd. ADR	39,591	214,979
Sigma Lithium Corp.*,1	6,538	206,143
Alamos Gold, Inc. — Class A	14,600	196,662
B2Gold Corp.	59,487	187,979
MP Materials Corp.*	9,180	182,223
Hecla Mining Co.	34,125	164,141
SSR Mining, Inc.	12,998	139,859
Total Mining		6,984,289
Iron & Steel - 12.4%
Nucor Corp.	3,818	664,485
Vale S.A. ADR	41,228	653,876
Steel Dynamics, Inc.	3,611	426,459
Reliance Steel & Aluminum Co.	1,445	404,138
United States Steel Corp.	7,283	354,318
Cleveland-Cliffs, Inc.*	16,537	337,685
ArcelorMittal S.A.	9,633	273,481
ATI, Inc.*	5,537	251,767
Commercial Metals Co.	4,904	245,396
Gerdau S.A. ADR	42,939	208,254
Total Iron & Steel		3,819,859
Packaging & Containers - 11.0%
Ball Corp.	7,283	418,918
Packaging Corporation of America	2,284	372,087
Crown Holdings, Inc.	3,577	329,406
Westrock Co.	7,667	318,334
Amcor plc	30,549	294,492
AptarGroup, Inc.	2,236	276,414
Graphic Packaging Holding Co.	11,186	275,735
Berry Global Group, Inc.	4,053	273,132
Sonoco Products Co.	4,136	231,078
Sealed Air Corp.	6,262	228,688
Silgan Holdings, Inc.	4,265	192,991
O-I Glass, Inc.*	9,765	159,951
Total Packaging & Containers		3,371,226
Building Materials - 8.0%
Martin Marietta Materials, Inc.	1,132	564,766
Vulcan Materials Co.	2,433	552,316
CRH plc*	5,357	370,490
Eagle Materials, Inc.	1,330	269,777
Cemex SAB de CV ADR*	33,160	256,990
Louisiana-Pacific Corp.	3,110	220,281
Summit Materials, Inc. — Class A*	5,692	218,914
Total Building Materials		2,453,534
Coal - 3.2%
Teck Resources Ltd. — Class B	10,771	455,290
Alpha Metallurgical Resources, Inc.	522	176,916
Warrior Met Coal, Inc.	2,883	175,777
Arch Resources, Inc.	992	164,612
Total Coal		972,595
Biotechnology - 1.9%
Corteva, Inc.	12,275	588,218
Household Products & Housewares - 1.3%
Avery Dennison Corp.	2,001	404,522
Forest Products & Paper - 1.1%
International Paper Co.	9,504	343,570
Housewares - 0.5%
Scotts Miracle-Gro Co. — Class A	2,557	163,009
Healthcare-Services - 0.3%
Ginkgo Bioworks Holdings, Inc.*,1	45,845	77,478
Environmental Control - 0.2%
PureCycle Technologies, Inc.*,1	16,615	67,291
Total Common Stocks
(Cost $18,484,951)		30,588,087

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 1.0%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24	$176,863	$176,863
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24	142,531	142,531
Total Repurchase Agreements
(Cost $319,394)		319,394

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.9%
Money Market Fund
First American Government Obligations Fund - Class X, 5.29%[4]	282,225	282,225
Total Securities Lending Collateral
(Cost $282,225)		282,225
Total Investments - 101.6%
(Cost $19,086,570)		$31,189,706
Other Assets & Liabilities, net - (1.6)%		(502,383)
Total Net Assets - 100.0%		$30,687,323

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$30,588,087	$—	$—	$30,588,087
Repurchase Agreements	—	319,394	—	319,394
Securities Lending Collateral	282,225	—	—	282,225
Total Assets	$30,870,312	$319,394	$—	$31,189,706

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.5%
Biotechnology - 74.6%
Amgen, Inc.	22,947	$6,609,195
Vertex Pharmaceuticals, Inc.*	11,916	4,848,501
Regeneron Pharmaceuticals, Inc.*	5,420	4,760,332
Gilead Sciences, Inc.	58,422	4,732,766
Moderna, Inc.*	33,946	3,375,930
Biogen, Inc.*	12,718	3,291,037
Corteva, Inc.	64,623	3,096,734
Illumina, Inc.*	18,813	2,619,522
Alnylam Pharmaceuticals, Inc.*	13,656	2,613,895
Cytokinetics, Inc.*	27,323	2,281,197
BioMarin Pharmaceutical, Inc.*	23,095	2,226,820
Royalty Pharma plc — Class A	68,419	1,921,890
Incyte Corp.*	30,192	1,895,756
Legend Biotech Corp. ADR*	28,526	1,716,409
United Therapeutics Corp.*	7,160	1,574,412
Sarepta Therapeutics, Inc.*	16,261	1,568,048
ImmunoGen, Inc.*	49,427	1,465,511
Exelixis, Inc.*	60,869	1,460,247
Intra-Cellular Therapies, Inc.*	19,815	1,419,150
Ionis Pharmaceuticals, Inc.*	27,460	1,389,201
BioNTech SE ADR*	12,391	1,307,746
Bridgebio Pharma, Inc.*	31,868	1,286,511
Karuna Therapeutics, Inc.*	4,028	1,274,902
Roivant Sciences Ltd.*	110,138	1,236,850
ACADIA Pharmaceuticals, Inc.*	38,459	1,204,151
Blueprint Medicines Corp.*	13,045	1,203,271
Apellis Pharmaceuticals, Inc.*	20,005	1,197,499
Argenx SE ADR*	3,121	1,187,322
REVOLUTION Medicines, Inc.*	41,096	1,178,633
CRISPR Therapeutics AG*	18,697	1,170,432
Amicus Therapeutics, Inc.*	82,424	1,169,597
Insmed, Inc.*	37,152	1,151,341
Halozyme Therapeutics, Inc.*	29,464	1,088,990
Ultragenyx Pharmaceutical, Inc.*	22,494	1,075,663
Arrowhead Pharmaceuticals, Inc.*	33,819	1,034,861
Mirati Therapeutics, Inc.*	17,168	1,008,620
Guardant Health, Inc.*	34,283	927,355
Immunovant, Inc.*	20,363	857,893
Intellia Therapeutics, Inc.*	27,798	847,561
Axsome Therapeutics, Inc.*	10,113	804,894
TG Therapeutics, Inc.*	47,043	803,495
Iovance Biotherapeutics, Inc.*	95,480	776,252
PTC Therapeutics, Inc.*	27,608	760,877
Prothena Corporation plc*	20,627	749,585
Dynavax Technologies Corp.*	50,798	710,156
Beam Therapeutics, Inc.*,1	24,560	668,523
Akero Therapeutics, Inc.*	26,132	610,182
Krystal Biotech, Inc.*	4,629	574,274
Sage Therapeutics, Inc.*	26,068	564,894
Novavax, Inc.*	74,642	358,282
Total Biotechnology		83,657,165
Pharmaceuticals - 18.6%
AbbVie, Inc.	56,397	8,739,843
AstraZeneca plc ADR	43,595	2,936,123
Viatris, Inc.	180,371	1,953,418
Neurocrine Biosciences, Inc.*	14,605	1,924,355
Alkermes plc*	55,142	1,529,639
Jazz Pharmaceuticals plc*	11,642	1,431,966
Vaxcyte, Inc.*	18,581	1,166,887
Ironwood Pharmaceuticals, Inc. — Class A*	59,223	677,511
Madrigal Pharmaceuticals, Inc.*	2,447	566,187
Total Pharmaceuticals		20,925,929
Healthcare-Products - 5.2%
Exact Sciences Corp.*	27,239	2,015,141
Natera, Inc.*	22,863	1,432,138
Novocure Ltd.*	95,849	1,431,026
Pacific Biosciences of California, Inc.*	92,643	908,828
Total Healthcare-Products		5,787,133
Healthcare-Services - 1.1%
Medpace Holdings, Inc.*	4,208	1,289,879
Total Common Stocks
(Cost $57,286,458)		111,660,106

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.2%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24	$126,182	126,182
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24	101,689	101,689
Total Repurchase Agreements
(Cost $227,871)		227,871

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.5%
Money Market Fund
First American Government Obligations Fund - Class X, 5.29%[4]	565,545	565,545
Total Securities Lending Collateral
(Cost $565,545)		565,545
Total Investments - 100.2%
(Cost $58,079,874)		$112,453,522
Other Assets & Liabilities, net - (0.2)%		(255,578)
Total Net Assets - 100.0%		$112,197,944

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$111,660,106	$—	$—	$111,660,106
Repurchase Agreements	—	227,871	—	227,871
Securities Lending Collateral	565,545	—	—	565,545
Total Assets	$112,225,651	$227,871	$—	$112,453,522

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.6%
Food - 33.5%
Mondelez International, Inc. — Class A	27,274	$1,975,456
Hershey Co.	6,449	1,202,352
General Mills, Inc.	18,421	1,199,944
Sysco Corp.	16,149	1,180,976
Kroger Co.	24,110	1,102,068
Kraft Heinz Co.	29,029	1,073,492
Tyson Foods, Inc. — Class A	16,154	868,278
McCormick & Company, Inc.	12,358	845,534
Lamb Weston Holdings, Inc.	7,439	804,082
Kellanova	13,876	775,807
J M Smucker Co.	5,711	721,756
Conagra Brands, Inc.	24,969	715,612
Performance Food Group Co.*	9,656	667,712
US Foods Holding Corp.*	14,097	640,145
Hormel Foods Corp.	18,790	603,347
Campbell Soup Co.	13,288	574,440
Albertsons Companies, Inc. — Class A	24,149	555,427
Ingredion, Inc.	4,886	530,278
Sprouts Farmers Market, Inc.*	9,255	445,258
Post Holdings, Inc.*	4,655	409,919
Flowers Foods, Inc.	17,612	396,446
Simply Good Foods Co.*	9,343	369,983
Cal-Maine Foods, Inc.	5,783	331,886
Grocery Outlet Holding Corp.*	10,922	294,457
Lancaster Colony Corp.	1,634	271,881
Pilgrim’s Pride Corp.*	7,813	216,108
Total Food		18,772,644
Beverages - 26.3%
PepsiCo, Inc.	17,932	3,045,571
Coca-Cola Co.	50,950	3,002,484
Monster Beverage Corp.*	23,362	1,345,885
Constellation Brands, Inc. — Class A	5,211	1,259,759
Keurig Dr Pepper, Inc.	34,807	1,159,769
Brown-Forman Corp. — Class B	18,410	1,051,211
Coca-Cola Europacific Partners plc	13,326	889,377
Anheuser-Busch InBev S.A. ADR[1]	12,182	787,201
Fomento Economico Mexicano SAB de CV ADR	5,634	734,392
Molson Coors Beverage Co. — Class B	11,208	686,042
Celsius Holdings, Inc.*	10,647	580,474
Coca-Cola Consolidated, Inc.	171	158,756
Total Beverages		14,700,921
Cosmetics & Personal Care - 16.7%
Procter & Gamble Co.	25,222	3,696,032
Colgate-Palmolive Co.	20,347	1,621,859
Estee Lauder Companies, Inc. — Class A	9,810	1,434,713
Kenvue, Inc.	56,810	1,223,119
Unilever plc ADR	15,786	765,305
elf Beauty, Inc.*	4,055	585,299
Total Cosmetics & Personal Care		9,326,327
Agriculture - 13.2%
Philip Morris International, Inc.	25,855	2,432,438
Altria Group, Inc.	40,903	1,650,027
Archer-Daniels-Midland Co.	16,600	1,198,852
Bunge Global S.A.	7,703	777,618
British American Tobacco plc ADR	25,855	757,293
Darling Ingredients, Inc.*	11,208	558,607
Total Agriculture		7,374,835
Household Products & Housewares - 6.6%
Kimberly-Clark Corp.	10,465	1,271,602
Church & Dwight Company, Inc.	10,151	959,879
Clorox Co.	5,838	832,440
Spectrum Brands Holdings, Inc.	4,319	344,527
WD-40 Co.	1,265	302,423
Total Household Products & Housewares		3,710,871
Retail - 1.9%
Casey’s General Stores, Inc.	2,305	633,276
Freshpet, Inc.*	5,012	434,841
Total Retail		1,068,117
Pharmaceuticals - 1.0%
BellRing Brands, Inc.*	9,722	538,891
Food Service - 0.4%
Sovos Brands, Inc.*	9,409	207,280
Total Common Stocks
(Cost $29,333,939)		55,699,886

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24	$106,264	106,264
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24	85,637	85,637
Total Repurchase Agreements
(Cost $191,901)		191,901

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.1%
Money Market Fund
First American Government Obligations Fund - Class X, 5.29%[4]	607,012	607,012
Total Securities Lending Collateral
(Cost $607,012)		607,012
Total Investments - 101.0%
(Cost $30,132,852)		$56,498,799
Other Assets & Liabilities, net - (1.0)%		(550,988)
Total Net Assets - 100.0%		$55,947,811

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$55,699,886	$—	$—	$55,699,886
Repurchase Agreements	—	191,901	—	191,901
Securities Lending Collateral	607,012	—	—	607,012
Total Assets	$56,306,898	$191,901	$—	$56,498,799

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 79.7%
Consumer, Non-cyclical - 17.9%
UnitedHealth Group, Inc.	3,404	$1,792,104
Amgen, Inc.	3,404	980,420
Johnson & Johnson	3,404	533,543
Procter & Gamble Co.	3,404	498,822
Merck & Company, Inc.	3,404	371,104
Coca-Cola Co.	3,404	200,598
Total Consumer, Non-cyclical		4,376,591
Financial - 16.6%
Goldman Sachs Group, Inc.	3,404	1,313,161
Visa, Inc. — Class A	3,404	886,232
Travelers Companies, Inc.	3,404	648,428
American Express Co.	3,404	637,705
JPMorgan Chase & Co.	3,404	579,020
Total Financial		4,064,546
Technology - 14.6%
Microsoft Corp.	3,404	1,280,040
Salesforce, Inc.*	3,404	895,729
Apple, Inc.	3,404	655,372
International Business Machines Corp.	3,404	556,724
Intel Corp.	3,404	171,051
Total Technology		3,558,916
Consumer, Cyclical - 13.0%
Home Depot, Inc.	3,404	1,179,656
McDonald’s Corp.	3,404	1,009,320
Walmart, Inc.	3,404	536,641
NIKE, Inc. — Class B	3,404	369,572
Walgreens Boots Alliance, Inc.	3,404	88,879
Total Consumer, Cyclical		3,184,068
Industrial - 12.2%
Caterpillar, Inc.	3,404	1,006,461
Boeing Co.*	3,404	887,286
Honeywell International, Inc.	3,404	713,853
3M Co.	3,404	372,125
Total Industrial		2,979,725
Communications - 2.5%
Walt Disney Co.	3,404	307,347
Cisco Systems, Inc.	3,404	171,970
Verizon Communications, Inc.	3,404	128,331
Total Communications		607,648
Energy - 2.1%
Chevron Corp.	3,404	507,741
Basic Materials - 0.8%
Dow, Inc.	3,404	186,675
Total Common Stocks
(Cost $15,056,246)		19,465,910

MUTUAL FUNDS† - 5.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	67,906	668,877
Guggenheim Strategy Fund II1	24,698	605,110
Total Mutual Funds
(Cost $1,285,414)		1,273,987

	Face Amount
U.S. TREASURY BILLS†† - 2.4%
U.S. Treasury Bills
5.27% due 02/22/24[2,3]	$300,000	297,770
5.23% due 02/22/24[3]	300,000	297,770
Total U.S. Treasury Bills
(Cost $595,452)		595,540

REPURCHASE AGREEMENTS††,4 - 9.0%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24[2]	1,217,496	1,217,496
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24[2]	981,163	981,163
Total Repurchase Agreements
(Cost $2,198,659)		2,198,659
Total Investments - 96.3%
(Cost $19,135,771)		$23,534,096
Other Assets & Liabilities, net - 3.7%		892,921
Total Net Assets - 100.0%		$24,427,017

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	8	Mar 2024	$1,520,120	$(344)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average Index	Pay	5.90% (SOFR + 0.50%)	At Maturity	03/20/24	79	$2,990,454	$7,342
BNP Paribas	Dow Jones Industrial Average Index	Pay	5.88% (Federal Funds Rate + 0.55%)	At Maturity	03/21/24	12	448,890	7,238
							$3,439,344	$14,580

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,465,910	$—	$—	$19,465,910
Mutual Funds	1,273,987	—	—	1,273,987
U.S. Treasury Bills	—	595,540	—	595,540
Repurchase Agreements	—	2,198,659	—	2,198,659
Equity Index Swap Agreements**	—	14,580	—	14,580
Total Assets	$20,739,897	$2,808,779	$—	$23,548,676

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$344	$—	$—	$344

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/23	Shares 12/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$897,823	$–	$(300,000)	$(7,060)	$14,347	$605,110	24,698	$29,150
Guggenheim Ultra Short Duration Fund — Institutional Class	958,754	–	(300,000)	(5,796)	15,919	668,877	67,906	31,514
	$1,856,577	$–	$(600,000)	$(12,856)	$30,266	$1,273,987		$60,664

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.4%
Semiconductors - 92.2%
NVIDIA Corp.	16,606	$8,223,623
Broadcom, Inc.	5,254	5,864,778
Advanced Micro Devices, Inc.*	25,593	3,772,664
Intel Corp.	73,834	3,710,159
QUALCOMM, Inc.	21,366	3,090,165
Texas Instruments, Inc.	17,785	3,031,631
Applied Materials, Inc.	17,639	2,858,753
Lam Research Corp.	3,194	2,501,732
Micron Technology, Inc.	28,445	2,427,496
Analog Devices, Inc.	12,125	2,407,540
KLA Corp.	3,695	2,147,904
Marvell Technology, Inc.	29,656	1,788,553
Microchip Technology, Inc.	18,336	1,653,540
NXP Semiconductor N.V.	6,832	1,569,174
ON Semiconductor Corp.*	17,512	1,462,777
ASML Holding N.V. — Class G	1,768	1,338,235
Monolithic Power Systems, Inc.	2,098	1,323,376
Taiwan Semiconductor Manufacturing Company Ltd. ADR	10,845	1,127,880
Entegris, Inc.	8,759	1,049,503
Skyworks Solutions, Inc.	9,235	1,038,199
Teradyne, Inc.	9,488	1,029,638
STMicroelectronics N.V. — Class Y	17,151	859,780
Qorvo, Inc.*	7,244	815,747
United Microelectronics Corp. ADR[1]	95,174	805,172
ASE Technology Holding Company Ltd. ADR	84,456	794,731
Kulicke & Soffa Industries, Inc.	14,470	791,798
Lattice Semiconductor Corp.*	11,117	766,962
MKS Instruments, Inc.	6,611	680,074
Rambus, Inc.*	9,615	656,224
Wolfspeed, Inc.*	13,190	573,897
GLOBALFOUNDRIES, Inc.*,1	9,254	560,792
MACOM Technology Solutions Holdings, Inc.*	5,894	547,847
Synaptics, Inc.*	4,570	521,346
Amkor Technology, Inc.	15,490	515,352
Power Integrations, Inc.	6,237	512,120
Cirrus Logic, Inc.*	6,135	510,371
Silicon Laboratories, Inc.*	3,778	499,716
Axcelis Technologies, Inc.*	3,816	494,897
Diodes, Inc.*	5,850	471,042
Allegro MicroSystems, Inc.*	12,188	368,931
Ambarella, Inc.*	5,964	365,534
Impinj, Inc.*	3,080	277,292
Semtech Corp.*	12,131	265,790
Aehr Test Systems*	7,295	193,536
Total Semiconductors		66,266,271
Energy-Alternate Sources - 5.7%
Enphase Energy, Inc.*	8,208	1,084,605
First Solar, Inc.*	6,256	1,077,784
SolarEdge Technologies, Inc.*	11,244	1,052,438
Canadian Solar, Inc.*,1	32,768	859,505
Total Energy-Alternate Sources		4,074,332
Electrical Components & Equipment - 1.0%
Universal Display Corp.	3,682	704,219
Telecommunications - 0.5%
Credo Technology Group Holding Ltd.*	19,845	386,382
Total Common Stocks
(Cost $35,139,992)		71,431,204

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.1%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24	$429,411	429,411
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24	346,057	346,057
Total Repurchase Agreements
(Cost $775,468)		775,468

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.4%
Money Market Fund
First American Government Obligations Fund - Class X, 5.29%[4]	1,711,563	1,711,563
Total Securities Lending Collateral
(Cost $1,711,563)		1,711,563
Total Investments - 102.9%
(Cost $37,627,023)		$73,918,235
Other Assets & Liabilities, net - (2.9)%		(2,091,412)
Total Net Assets - 100.0%		$71,826,823

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2023.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$71,431,204	$—	$—	$71,431,204
Repurchase Agreements	—	775,468	—	775,468
Securities Lending Collateral	1,711,563	—	—	1,711,563
Total Assets	$73,142,767	$775,468	$—	$73,918,235

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 62.4%
Technology - 19.5%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	5,528	$574,912
Infosys Ltd. ADR	6,880	126,454
NetEase, Inc. ADR	689	64,187
United Microelectronics Corp. ADR	4,602	38,933
ASE Technology Holding Company Ltd. ADR	3,380	31,806
Wipro Ltd. ADR	2,790	15,540
Total Technology		851,832
Communications - 17.8%
Alibaba Group Holding Ltd. ADR	3,605	279,424
PDD Holdings, Inc. ADR*	1,341	196,202
JD.com, Inc. ADR	2,432	70,260
Baidu, Inc. ADR*	561	66,810
Trip.com Group Ltd. ADR*	1,100	39,611
America Movil SAB de CV ADR	2,047	37,910
Chunghwa Telecom Company Ltd. ADR	752	29,381
Telkom Indonesia Persero Tbk PT ADR	941	24,240
Tencent Music Entertainment Group ADR*	1,276	11,497
Vipshop Holdings Ltd. ADR*	557	9,892
Full Truck Alliance Company Ltd. ADR*	1,322	9,267
Total Communications		774,494
Financial - 11.6%
HDFC Bank Ltd. ADR	3,634	243,878
ICICI Bank Ltd. ADR	5,071	120,893
Banco Bradesco S.A. ADR	10,511	36,788
KB Financial Group, Inc. ADR	743	30,738
Shinhan Financial Group Company Ltd. ADR	969	29,826
KE Holdings, Inc. ADR	1,332	21,592
Woori Financial Group, Inc. ADR[1]	441	13,327
Banco de Chile ADR	430	9,924
Total Financial		506,966
Basic Materials - 5.8%
Vale S.A. ADR	7,185	113,954
POSCO Holdings, Inc. ADR	589	56,020
Gold Fields Ltd. ADR	1,768	25,565
Sociedad Quimica y Minera de Chile S.A. ADR	283	17,042
Suzano S.A. ADR	1,467	16,665
Sasol Ltd. ADR	1,142	11,352
Gerdau S.A. ADR	2,288	11,097
Total Basic Materials		251,695
Consumer, Non-cyclical - 3.5%
Fomento Economico Mexicano SAB de CV ADR	363	47,317
Ambev S.A. ADR	8,728	24,438
BeiGene Ltd. ADR*	121	21,823
New Oriental Education & Technology Group, Inc. ADR*	296	21,691
Dr Reddy’s Laboratories Ltd. ADR	241	16,769
TAL Education Group ADR*	913	11,531
Coca-Cola Femsa SAB de CV ADR	104	9,843
Total Consumer, Non-cyclical		153,412
Energy - 1.5%
Petroleo Brasileiro S.A. ADR	3,682	58,802
Cosan S.A. ADR	575	9,004
Total Energy		67,806
Industrial - 1.3%
Cemex SAB de CV ADR*	2,995	23,211
ZTO Express Cayman, Inc. ADR	844	17,961
Grupo Aeroportuario del Pacifico SAB de CV ADR	78	13,667
Total Industrial		54,839
Consumer, Cyclical - 0.8%
NIO, Inc. ADR*,1	2,766	25,088
H World Group Ltd. ADR	278	9,296
Total Consumer, Cyclical		34,384
Utilities - 0.6%
Centrais Eletricas Brasileiras S.A. ADR	2,046	17,637
Cia de Saneamento Basico do Estado de Sao Paulo ADR	676	10,295
Total Utilities		27,932
Total Common Stocks
(Cost $2,332,968)		2,723,360

PREFERRED STOCKS† - 3.1%
Energy - 1.6%
Petroleo Brasileiro S.A.
ADR	4,545	69,448
Financial - 1.5%
Itau Unibanco Holding S.A.
ADR	9,588	66,636
Total Preferred Stocks
(Cost $107,355)		136,084

	Face Amount
REPURCHASE AGREEMENTS††,2 - 28.9%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24[3]	$697,159	697,159
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24[3]	561,831	561,831
Total Repurchase Agreements
(Cost $1,258,990)		1,258,990

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 0.7%
Money Market Fund
First American Government Obligations Fund - Class X, 5.29%[5]	$29,267	$29,267
Total Securities Lending Collateral
(Cost $29,267)		29,267
Total Investments - 95.1%
(Cost $3,728,580)		$4,147,701
Other Assets & Liabilities, net - 4.9%		213,785
Total Net Assets - 100.0%		$4,361,486

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P Emerging 50 ADR Index	Pay	5.58% (Federal Funds Rate + 0.25%)	At Maturity	03/21/24	1,597	$4,384,430	$65,432
BNP Paribas	S&P Emerging 50 ADR Index	Pay	5.93% (Federal Funds Rate + 0.60%)	At Maturity	03/21/24	570	1,565,784	44,063
							$5,950,214	$109,495

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2023.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of December 31, 2023.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,723,360	$—	$—	$2,723,360
Preferred Stocks	136,084	—	—	136,084
Repurchase Agreements	—	1,258,990	—	1,258,990
Securities Lending Collateral	29,267	—	—	29,267
Equity Index Swap Agreements**	—	109,495	—	109,495
Total Assets	$2,888,711	$1,368,485	$—	$4,257,196

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
U.S. TREASURY BILLS†† - 1.0%
U.S. Treasury Bills
5.17% due 01/09/24[1,2]	$9,000	$8,991
Total U.S. Treasury Bills
(Cost $8,989)		8,991

REPURCHASE AGREEMENTS††,3 - 91.0%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24[4]	477,374	477,374
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24[4]	384,710	384,710
Total Repurchase Agreements
(Cost $862,084)		862,084
Total Investments - 92.0%
(Cost $871,073)		$871,075
Other Assets & Liabilities, net - 8.0%		75,826
Total Net Assets - 100.0%		$946,901

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	5	Mar 2024	$543,867	$8,312
U.S. Treasury 10 Year Note Futures Contracts	1	Mar 2024	112,875	4,084
			$656,742	$12,396

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.EM.40.V1	1.00%	Quarterly	12/20/28	$720,000	$(20,800)	$(34,086)	$13,286

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
Goldman Sachs International	Invesco Emerging Markets Sovereign Debt ETF	Pay	5.93% (Federal Funds Rate + 0.60%)	At Maturity	01/05/24	17,012	$352,148	$18,676

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is pledged as futures collateral at December 31, 2023.
2	Rate indicated is the effective yield at the time of purchase.
3	Repurchase Agreements — See Note 4.
4	All or a portion of this security is pledged as credit index swap collateral at December 31, 2023.

CDX.EM.40.V1 — Credit Default Swap Emerging Markets Series 40 Index Version 1
ICE — Intercontinental Exchange
plc — Public Limited Company

See Sector Classification in Other Information section.

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$8,991	$—	$8,991
Repurchase Agreements	—	862,084	—	862,084
Interest Rate Futures Contracts**	12,396	—	—	12,396
Credit Default Swap Agreements**	—	13,286	—	13,286
Credit Index Swap Agreements**	—	18,676	—	18,676
Total Assets	$12,396	$903,037	$—	$915,433

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas - 64.3%
Exxon Mobil Corp.	30,304	$3,029,794
Chevron Corp.	17,046	2,542,581
ConocoPhillips	15,675	1,819,397
EOG Resources, Inc.	10,706	1,294,891
Phillips 66	9,014	1,200,124
Marathon Petroleum Corp.	7,837	1,162,697
Pioneer Natural Resources Co.	4,872	1,095,615
Valero Energy Corp.	7,983	1,037,790
Hess Corp.	7,020	1,012,003
Occidental Petroleum Corp.	16,418	980,319
Devon Energy Corp.	18,460	836,238
Diamondback Energy, Inc.	5,280	818,822
Shell plc ADR	11,946	786,047
Petroleo Brasileiro S.A. ADR	47,669	761,274
BP plc ADR	21,076	746,090
Coterra Energy, Inc. — Class A	26,385	673,345
Equities Corp.	16,268	628,921
Suncor Energy, Inc.	19,000	608,760
Canadian Natural Resources Ltd.	9,043	592,497
Marathon Oil Corp.	23,881	576,965
Ovintiv, Inc.	12,393	544,301
Cenovus Energy, Inc.	31,568	525,607
APA Corp.	14,547	521,946
Chesapeake Energy Corp.	6,233	479,567
Permian Resources Corp.	35,088	477,197
HF Sinclair Corp.	7,750	430,668
Equinor ASA ADR[1]	13,414	424,419
Southwestern Energy Co.*	64,428	422,003
Range Resources Corp.	13,642	415,263
Antero Resources Corp.*	17,551	398,057
Matador Resources Co.	6,899	392,277
Murphy Oil Corp.	9,145	390,126
Civitas Resources, Inc.	5,688	388,945
Weatherford International plc*	3,948	386,233
Noble Corporation plc	7,915	381,186
Transocean Ltd.*	54,865	348,393
PBF Energy, Inc. — Class A	7,803	343,020
SM Energy Co.	8,693	336,593
Chord Energy Corp.	2,023	336,283
Valaris Ltd.*	4,765	326,736
Patterson-UTI Energy, Inc.	29,370	317,196
Magnolia Oil & Gas Corp. — Class A	14,863	316,433
California Resources Corp.	5,625	307,575
Northern Oil and Gas, Inc.	7,614	282,251
Kosmos Energy Ltd.*	40,995	275,077
Helmerich & Payne, Inc.	7,541	273,135
CNX Resources Corp.*	13,317	266,340
Callon Petroleum Co.*	6,811	220,676
Delek US Holdings, Inc.	7,512	193,810
Comstock Resources, Inc.	15,456	136,786
Total Oil & Gas		33,062,269
Pipelines - 14.1%
Williams Companies, Inc.	28,758	1,001,641
ONEOK, Inc.	14,163	994,526
Cheniere Energy, Inc.	5,572	951,196
Kinder Morgan, Inc.	50,722	894,736
Targa Resources Corp.	7,823	679,584
Enbridge, Inc.	16,973	611,368
TC Energy Corp.[1]	12,271	479,674
Golar LNG Ltd.	16,039	368,737
DT Midstream, Inc.	6,340	347,432
Pembina Pipeline Corp.	9,665	332,669
Equitrans Midstream Corp.	31,568	321,362
New Fortress Energy, Inc.	7,463	281,579
Total Pipelines		7,264,504
Oil & Gas Services - 9.8%
Schlumberger N.V.	26,103	1,358,400
Baker Hughes Co.	27,251	931,439
Halliburton Co.	23,556	851,550
TechnipFMC plc	25,845	520,518
NOV, Inc.	22,116	448,513
ChampionX Corp.	12,534	366,118
Tidewater, Inc.*	4,473	322,548
Liberty Energy, Inc. — Class A	14,245	258,404
Total Oil & Gas Services		5,057,490
Energy-Alternate Sources - 6.2%
SolarEdge Technologies, Inc.*	10,934	1,023,423
Enphase Energy, Inc.*	5,358	708,006
First Solar, Inc.*	4,079	702,730
Sunrun, Inc.*	18,499	363,135
Plug Power, Inc.*,1	41,471	186,620
Green Plains, Inc.*	6,923	174,598
Total Energy-Alternate Sources		3,158,512
Transportation - 1.5%
Scorpio Tankers, Inc.	6,452	392,281
Frontline plc	17,833	357,552
Total Transportation		749,833
Mining - 1.4%
Cameco Corp.	11,450	493,495
Uranium Energy Corp.*	36,658	234,611
Total Mining		728,106
Coal - 0.8%
Peabody Energy Corp.	10,443	253,974
CONSOL Energy, Inc.	1,522	153,006
Total Coal		406,980
Metal Fabricate & Hardware - 0.7%
Tenaris S.A. ADR	10,808	375,686
Retail - 0.7%
Murphy USA, Inc.	1,026	365,831
Total Common Stocks
(Cost $34,951,558)		51,169,211

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24	$194,688	194,688
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24	156,896	156,896
Total Repurchase Agreements
(Cost $351,584)		351,584

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.6%
Money Market Fund
First American Government Obligations Fund - Class X, 5.29%[4]	$843,448	$843,448
Total Securities Lending Collateral
(Cost $843,448)		843,448
Total Investments - 101.8%
(Cost $36,146,590)		$52,364,243
Other Assets & Liabilities, net - (1.8)%		(915,331)
Total Net Assets - 100.0%		$51,448,912

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$51,169,211	$—	$—	$51,169,211
Repurchase Agreements	—	351,584	—	351,584
Securities Lending Collateral	843,448	—	—	843,448
Total Assets	$52,012,659	$351,584	$—	$52,364,243

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas Services - 64.9%
Schlumberger N.V.	85,792	$4,464,616
Baker Hughes Co.	89,555	3,060,990
Halliburton Co.	77,410	2,798,371
NOV, Inc.	72,683	1,474,011
TechnipFMC plc	67,788	1,365,250
ChampionX Corp.	41,193	1,203,248
Tidewater, Inc.*	14,696	1,059,729
Liberty Energy, Inc. — Class A	46,815	849,224
Archrock, Inc.	51,117	787,202
Oceaneering International, Inc.*	36,301	772,485
Helix Energy Solutions Group, Inc.*	61,858	635,900
Expro Group Holdings N.V.*	39,567	629,907
US Silica Holdings, Inc.*	41,034	464,095
ProPetro Holding Corp.*	52,925	443,511
RPC, Inc.	59,056	429,928
Core Laboratories, Inc.	17,396	307,213
ProFrac Holding Corp. — Class A*	21,887	185,602
Total Oil & Gas Services		20,931,282
Oil & Gas - 28.7%
Weatherford International plc*	14,519	1,420,394
Noble Corporation plc	26,021	1,253,171
Transocean Ltd.*	180,308	1,144,956
Valaris Ltd.*	15,666	1,074,218
Patterson-UTI Energy, Inc.	96,524	1,042,459
Helmerich & Payne, Inc.	24,778	897,459
Seadrill Ltd.*	17,725	838,038
Borr Drilling Ltd.*	103,934	764,954
Diamond Offshore Drilling, Inc.*	46,973	610,649
Nabors Industries Ltd.*	2,473	201,871
Total Oil & Gas		9,248,169
Machinery-Diversified - 3.1%
Cactus, Inc. — Class A	21,902	994,351
Metal Fabricate & Hardware - 2.8%
Tenaris S.A. ADR	26,560	923,226
Total Common Stocks
(Cost $27,359,051)		32,097,028

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24	$111,028	111,028
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24	89,476	89,476
Total Repurchase Agreements
(Cost $200,504)		200,504
Total Investments - 100.1%
(Cost $27,559,555)		$32,297,532
Other Assets & Liabilities, net - (0.1)%		(42,412)
Total Net Assets - 100.0%		$32,255,120

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$32,097,028	$—	$—	$32,097,028
Repurchase Agreements	—	200,504	—	200,504
Total Assets	$32,097,028	$200,504	$—	$32,297,532

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 49.4%
Consumer, Non-cyclical - 19.3%
Novo Nordisk A/S ADR	1,168	$120,830
Nestle S.A. ADR	959	110,889
AstraZeneca plc ADR	1,109	74,691
Novartis AG ADR	735	74,213
Roche Holding AG ADR	2,012	72,895
Unilever plc ADR	905	43,874
L’Oreal S.A. ADR	436	43,343
Sanofi S.A. ADR	822	40,878
Diageo plc ADR	200	29,132
RELX plc ADR	695	27,564
GSK plc ADR	735	27,239
EssilorLuxottica S.A. ADR	219	22,008
British American Tobacco plc ADR	725	21,235
Anheuser-Busch InBev S.A. ADR[1]	321	20,743
Reckitt Benckiser Group plc ADR	1,326	18,219
Bayer AG ADR	1,417	13,079
Total Consumer, Non-cyclical		760,832
Financial - 6.8%
HSBC Holdings plc ADR[1]	1,384	56,107
Allianz SE ADR	1,448	38,647
UBS Group AG*	1,094	33,805
Zurich Insurance Group AG ADR	525	27,450
BNP Paribas S.A. ADR	778	27,028
Banco Santander S.A. ADR	5,860	24,260
AXA S.A. ADR[1]	684	22,356
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen ADR	488	20,525
ING Groep N.V. ADR	1,230	18,475
Total Financial		268,653
Industrial - 5.5%
Siemens AG ADR	537	50,231
Schneider Electric SE ADR	1,028	41,357
Airbus SE ADR	843	32,514
Vinci S.A. ADR	855	26,967
ABB Ltd. ADR	578	25,605
Safran S.A. ADR	543	23,963
Deutsche Post AG ADR	331	16,400
Total Industrial		217,037
Energy - 4.4%
Shell plc ADR	1,177	77,446
TotalEnergies SE ADR	868	58,486
BP plc ADR	1,012	35,825
Total Energy		171,757
Technology - 4.2%
ASML Holding N.V. — Class G	145	109,753
SAP SE ADR	366	56,580
Total Technology		166,333
Consumer, Cyclical - 3.7%
LVMH Moet Hennessy Louis Vuitton SE ADR	464	75,377
Hermes International SCA ADR	126	26,787
Cie Financiere Richemont S.A. ADR	1,880	25,897
Mercedes-Benz Group AG ADR	1,144	19,723
Total Consumer, Cyclical		147,784
Basic Materials - 2.6%
Air Liquide S.A. ADR	939	36,574
Rio Tinto plc ADR	383	28,518
Glencore plc ADR*	1,795	21,504
BASF SE ADR	1,282	17,205
Total Basic Materials		103,801
Utilities - 1.7%
Iberdrola S.A. ADR	519	27,247
Enel SpA ADR[1]	2,809	20,773
National Grid plc ADR[1]	260	17,677
Total Utilities		65,697
Communications - 1.2%
Deutsche Telekom AG ADR	1,243	29,994
Prosus N.V. ADR	2,820	16,779
Total Communications		46,773
Total Common Stocks
(Cost $1,657,399)		1,948,667

MUTUAL FUNDS† - 3.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	7,027	69,217
Guggenheim Strategy Fund II2	2,760	67,631
Total Mutual Funds
(Cost $138,226)		136,848

	Face Amount
U.S. TREASURY BILLS†† - 5.8%
U.S. Treasury Bills
5.17% due 01/09/24[3,4]	$231,000	230,764
Total U.S. Treasury Bills
(Cost $230,730)		230,764

REPURCHASE AGREEMENTS††,5 - 37.6%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24	821,394	821,394
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24	661,951	661,951
Total Repurchase Agreements
(Cost $1,483,345)		1,483,345

	Shares
SECURITIES LENDING COLLATERAL†,6 - 2.7%
Money Market Fund
First American Government Obligations Fund - Class X, 5.29%[7]	107,332	107,332
Total Securities Lending Collateral
(Cost $107,332)		107,332
Total Investments - 99.0%
(Cost $3,617,032)		$3,906,956
Other Assets & Liabilities, net - 1.0%		39,419
Total Net Assets - 100.0%		$3,946,375

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	22	Mar 2024	$3,045,625	$62,596
Equity Futures Contracts Purchased†
STOXX 50 Index Futures Contracts	63	Mar 2024	2,855,383	1,084

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2023 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2023.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of December 31, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,948,667	$—	$—	$1,948,667
Mutual Funds	136,848	—	—	136,848
U.S. Treasury Bills	—	230,764	—	230,764
Repurchase Agreements	—	1,483,345	—	1,483,345
Securities Lending Collateral	107,332	—	—	107,332
Currency Futures Contracts**	62,596	—	—	62,596
Equity Futures Contracts**	1,084	—	—	1,084
Total Assets	$2,256,527	$1,714,109	$—	$3,970,636

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Transactions during the period ended December 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/23	Shares 12/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$66,830	$–	$–	$–	$801	$67,631	2,760	$2,791
Guggenheim Ultra Short Duration Fund — Institutional Class	68,233	–	–	–	984	69,217	7,027	2,837
	$135,063	$–	$–	$–	$1,785	$136,848		$5,628

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.2%
Banks - 24.2%
JPMorgan Chase & Co.	1,824	$310,262
Bank of America Corp.	6,388	215,084
Wells Fargo & Co.	3,833	188,660
Goldman Sachs Group, Inc.	425	163,952
Morgan Stanley	1,684	157,033
Citigroup, Inc.	2,645	136,059
U.S. Bancorp	2,653	114,822
PNC Financial Services Group, Inc.	722	111,802
Truist Financial Corp.	2,655	98,023
Bank of New York Mellon Corp.	1,699	88,433
Toronto-Dominion Bank	1,237	79,935
NU Holdings Limited/Cayman Islands — Class A*	9,582	79,818
HDFC Bank Ltd. ADR	1,122	75,297
Royal Bank of Canada	720	72,814
Bank of Nova Scotia	1,488	72,451
Fifth Third Bancorp	2,014	69,463
ICICI Bank Ltd. ADR	2,906	69,279
State Street Corp.	857	66,383
M&T Bank Corp.	474	64,976
Regions Financial Corp.	3,160	61,241
Huntington Bancshares, Inc.	4,688	59,631
Northern Trust Corp.	684	57,716
Citizens Financial Group, Inc.	1,674	55,476
KeyCorp	3,613	52,027
East West Bancorp, Inc.	617	44,393
Comerica, Inc.	699	39,011
First Horizon Corp.	2,743	38,841
Western Alliance Bancorporation	586	38,553
Zions Bancorp North America	833	36,544
SouthState Corp.	415	35,047
Bank OZK	674	33,585
Columbia Banking System, Inc.	1,244	33,190
Pinnacle Financial Partners, Inc.	362	31,574
Old National Bancorp	1,819	30,723
Valley National Bancorp	2,806	30,473
Wintrust Financial Corp.	320	29,680
First Citizens BancShares, Inc. — Class A	15	21,284
Total Banks		2,963,535
Diversified Financial Services - 21.3%
Visa, Inc. — Class A	1,217	316,846
Mastercard, Inc. — Class A	609	259,745
BlackRock, Inc. — Class A	183	148,559
Charles Schwab Corp.	2,086	143,517
American Express Co.	758	142,004
Intercontinental Exchange, Inc.	970	124,577
CME Group, Inc. — Class A	563	118,568
Capital One Financial Corp.	755	98,996
Coinbase Global, Inc. — Class A*	512	89,047
Ameriprise Financial, Inc.	230	87,361
XP, Inc. — Class A	3,286	85,666
Apollo Global Management, Inc.	891	83,032
Ares Management Corp. — Class A	690	82,055
Interactive Brokers Group, Inc. — Class A	970	80,413
Discover Financial Services	666	74,858
T. Rowe Price Group, Inc.	636	68,491
Nasdaq, Inc.	1,174	68,256
Raymond James Financial, Inc.	575	64,112
Tradeweb Markets, Inc. — Class A	691	62,798
Cboe Global Markets, Inc.	333	59,460
LPL Financial Holdings, Inc.	254	57,815
Synchrony Financial	1,463	55,872
Ally Financial, Inc.	1,306	45,606
SoFi Technologies, Inc.*	4,444	44,218
Franklin Resources, Inc.	1,423	42,391
Invesco Ltd.	2,350	41,924
SEI Investments Co.	607	38,575
Upstart Holdings, Inc.*	644	26,314
Total Diversified Financial Services		2,611,076

REITS - 21.2%
Prologis, Inc.	1,188	158,360
American Tower Corp. — Class A	635	137,084
Equinix, Inc.	145	116,782
Public Storage	324	98,820
Welltower, Inc.	1,083	97,654
Simon Property Group, Inc.	665	94,856
Crown Castle, Inc.	814	93,765
Realty Income Corp.	1,549	88,944
Digital Realty Trust, Inc.	654	88,015
Extra Space Storage, Inc.	525	84,173
VICI Properties, Inc.	2,514	80,146
Weyerhaeuser Co.	2,075	72,148
AvalonBay Communities, Inc.	382	71,518
SBA Communications Corp.	278	70,526
Equity Residential	1,073	65,625
Alexandria Real Estate Equities, Inc.	505	64,019
Invitation Homes, Inc.	1,865	63,615
Iron Mountain, Inc.	904	63,262
Ventas, Inc.	1,266	63,097
Essex Property Trust, Inc.	228	56,530
Sun Communities, Inc.	417	55,732
Mid-America Apartment Communities, Inc.	410	55,129
Host Hotels & Resorts, Inc.	2,686	52,296
UDR, Inc.	1,315	50,351
Kimco Realty Corp.	2,359	50,270
Gaming and Leisure Properties, Inc.	1,015	50,090
Regency Centers Corp.	738	49,446
Rexford Industrial Realty, Inc.	860	48,246
American Homes 4 Rent — Class A	1,298	46,676
Equity LifeStyle Properties, Inc.	656	46,274
Healthpeak Properties, Inc.	2,325	46,035
CubeSmart	990	45,887
Camden Property Trust	456	45,276
Lamar Advertising Co. — Class A	424	45,063
Boston Properties, Inc.	634	44,488
Annaly Capital Management, Inc.	2,257	43,718
Omega Healthcare Investors, Inc.	1,212	37,160
AGNC Investment Corp.	3,699	36,287

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
REITS - 21.2% (continued)
Sabra Health Care REIT, Inc.	1,700	$24,259
Total REITS		2,601,622
Insurance - 17.4%
Berkshire Hathaway, Inc. — Class B*	1,054	375,922
Progressive Corp.	812	129,335
Marsh & McLennan Companies, Inc.	682	129,219
Willis Towers Watson plc	465	112,158
Arch Capital Group Ltd.*	1,419	105,389
Chubb Ltd.	452	102,152
Aon plc — Class A	332	96,619
American International Group, Inc.	1,408	95,392
Aflac, Inc.	1,137	93,802
Travelers Companies, Inc.	481	91,626
Arthur J Gallagher & Co.	406	91,301
MetLife, Inc.	1,280	84,646
Prudential Financial, Inc.	814	84,420
Allstate Corp.	584	81,748
Hartford Financial Services Group, Inc.	839	67,439
RenaissanceRe Holdings Ltd.	316	61,936
Principal Financial Group, Inc.	765	60,183
Everest Group Ltd.	170	60,109
Cincinnati Financial Corp.	526	54,420
Brown & Brown, Inc.	764	54,328
W R Berkley Corp.	706	49,928
Unum Group	580	26,228
Erie Indemnity Co. — Class A	58	19,425
Total Insurance		2,127,725
Commercial Services - 7.9%
S&P Global, Inc.	372	163,873
PayPal Holdings, Inc.*	1,861	114,284
Moody's Corp.	277	108,185
Block, Inc. — Class A*	1,289	99,704
Global Payments, Inc.	639	81,153
StoneCo Ltd. — Class A*	4,028	72,625
FleetCor Technologies, Inc.*	220	62,174
Affirm Holdings, Inc.*	1,137	55,872
Toast, Inc. — Class A*	2,565	46,837
MarketAxess Holdings, Inc.	140	40,999
Shift4 Payments, Inc. — Class A*	482	35,832
Euronet Worldwide, Inc.*	298	30,244
Morningstar, Inc.	90	25,762
Flywire Corp.*	1,046	24,215
Total Commercial Services		961,759
Private Equity - 3.3%
Blackstone, Inc. — Class A	1,389	181,848
KKR & Company, Inc. — Class A	1,277	105,800
Brookfield Corp.	1,826	73,259
Carlyle Group, Inc.	1,113	45,288
Total Private Equity		406,195
Software - 2.8%
Fiserv, Inc.*	920	122,213
MSCI, Inc. — Class A	165	93,332
Fidelity National Information Services, Inc.	1,370	82,296
Jack Henry & Associates, Inc.	286	46,735
Total Software		344,576
Media - 0.5%
FactSet Research Systems, Inc.	126	60,108
Internet - 0.3%
Robinhood Markets, Inc. — Class A*	3,337	42,514
Savings & Loans - 0.3%
New York Community Bancorp, Inc.	3,637	37,207
Total Common Stocks
(Cost $10,162,927)		12,156,317

PREFERRED STOCKS† - 0.5%
Financial - 0.5%
Itau Unibanco Holding S.A.
ADR	9,836	68,360
Total Preferred Stocks
(Cost $48,648)		68,360

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24	$32,408	32,408
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24	26,118	26,118
Total Repurchase Agreements
(Cost $58,526)		58,526
Total Investments - 100.2%
(Cost $10,270,101)		$12,283,203
Other Assets & Liabilities, net - (0.2)%		(26,132)
Total Net Assets - 100.0%		$12,257,071

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,156,317	$—	$—	$12,156,317
Preferred Stocks	68,360	—	—	68,360
Repurchase Agreements	—	58,526	—	58,526
Total Assets	$12,224,677	$58,526	$—	$12,283,203

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
MUTUAL FUNDS† - 13.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	222,710	$2,193,695
Guggenheim Strategy Fund II1	81,235	1,991,070
Total Mutual Funds
(Cost $4,227,653)		4,184,765

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 79.5%
U.S. Treasury Bonds
4.75% due 11/15/53	$21,800,000	24,559,063
Total U.S. Government Securities
(Cost $22,276,293)		24,559,063

U.S. TREASURY BILLS†† - 2.3%
U.S. Treasury Bills
5.17% due 01/09/24[2,3]	713,000	712,273
Total U.S. Treasury Bills
(Cost $712,166)		712,273

REPURCHASE AGREEMENTS††,4 - 5.4%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24	927,991	927,991
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24	747,855	747,855
Total Repurchase Agreements
(Cost $1,675,846)		1,675,846
Total Investments - 100.8%
(Cost $28,891,958)		$31,131,947
Other Assets & Liabilities, net - (0.8)%		(246,089)
Total Net Assets - 100.0%		$30,885,858

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	92	Mar 2024	$12,284,875	$1,131,122

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$4,184,765	$—	$—	$4,184,765
U.S. Government Securities	—	24,559,063	—	24,559,063
U.S. Treasury Bills	—	712,273	—	712,273
Repurchase Agreements	—	1,675,846	—	1,675,846
Interest Rate Futures Contracts**	1,131,122	—	—	1,131,122
Total Assets	$5,315,887	$26,947,182	$—	$32,263,069

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/23	Shares 12/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,966,699	$–	$–	$–	$24,371	$1,991,070	81,235	$82,136
Guggenheim Ultra Short Duration Fund — Institutional Class	2,462,516	–	(300,000)	(7,724)	38,903	2,193,695	222,710	92,164
	$4,429,215	$–	$(300,000)	$(7,724)	$63,274	$4,184,765		$174,300

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 100.0%
Pharmaceuticals - 32.8%
Eli Lilly & Co.	1,159	$675,604
Johnson & Johnson	3,765	590,126
Merck & Company, Inc.	4,726	515,229
AbbVie, Inc.	3,300	511,401
Pfizer, Inc.	13,385	385,354
CVS Health Corp.	3,935	310,708
Bristol-Myers Squibb Co.	5,992	307,450
Cigna Group	1,020	305,439
Zoetis, Inc.	1,456	287,371
Becton Dickinson & Co.	1,071	261,142
AstraZeneca plc ADR	3,863	260,173
McKesson Corp.	512	237,046
Dexcom, Inc.*	1,719	213,311
Novo Nordisk A/S ADR	1,824	188,693
Cencora, Inc. — Class A	874	179,502
Alkermes plc*	5,890	163,389
GSK plc ADR	4,208	155,948
Novartis AG ADR	1,524	153,878
Teva Pharmaceutical Industries Ltd. ADR*	14,376	150,085
Cardinal Health, Inc.	1,458	146,966
Viatris, Inc.	10,548	114,235
Neurocrine Biosciences, Inc.*	854	112,523
Henry Schein, Inc.*	1,275	96,530
Jazz Pharmaceuticals plc*	680	83,640
Option Care Health, Inc.*	2,321	78,194
Madrigal Pharmaceuticals, Inc.*	155	35,864
Total Pharmaceuticals		6,519,801
Healthcare-Products - 28.9%
Thermo Fisher Scientific, Inc.	839	445,333
Abbott Laboratories	3,891	428,282
Danaher Corp.	1,685	389,808
Intuitive Surgical, Inc.*	1,024	345,457
Stryker Corp.	1,042	312,037
Boston Scientific Corp.*	4,939	285,524
Medtronic plc	2,858	235,442
Edwards Lifesciences Corp.*	2,834	216,092
IDEXX Laboratories, Inc.*	381	211,474
Agilent Technologies, Inc.	1,430	198,813
GE HealthCare Technologies, Inc.	2,331	180,233
West Pharmaceutical Services, Inc.	448	157,750
ResMed, Inc.	910	156,538
Zimmer Biomet Holdings, Inc.	1,281	155,898
Align Technology, Inc.*	552	151,248
Waters Corp.*	429	141,240
Baxter International, Inc.	3,569	137,978
Cooper Companies, Inc.	362	136,995
Hologic, Inc.*	1,770	126,466
Insulet Corp.*	573	124,330
Avantor, Inc.*	5,427	123,898
Exact Sciences Corp.*	1,594	117,924
Bio-Techne Corp.	1,447	111,651
Dentsply Sirona, Inc.	3,116	110,898
Penumbra, Inc.*	391	98,352
Repligen Corp.*	467	83,967
Natera, Inc.*	1,338	83,812
Bruker Corp.	1,090	80,093
Shockwave Medical, Inc.*	420	80,035
Masimo Corp.*	640	75,014
Inspire Medical Systems, Inc.*	347	70,590
Azenta, Inc.*	927	60,385
Lantheus Holdings, Inc.*	948	58,776
Inari Medical, Inc.*	840	54,533
Total Healthcare-Products		5,746,866
Biotechnology - 21.1%
Amgen, Inc.	1,341	386,235
Vertex Pharmaceuticals, Inc.*	816	332,022
Gilead Sciences, Inc.	3,827	310,025
Regeneron Pharmaceuticals, Inc.*	338	296,862
Moderna, Inc.*	1,986	197,508
Biogen, Inc.*	744	192,525
Illumina, Inc.*	1,101	153,303
Alnylam Pharmaceuticals, Inc.*	799	152,937
Cytokinetics, Inc.*	1,598	133,417
BioMarin Pharmaceutical, Inc.*	1,351	130,263
CRISPR Therapeutics AG*	2,072	129,707
Argenx SE ADR*	336	127,824
Royalty Pharma plc — Class A	4,002	112,416
Incyte Corp.*	1,766	110,887
United Therapeutics Corp.*	418	91,914
Sarepta Therapeutics, Inc.*	952	91,801
ImmunoGen, Inc.*	2,890	85,689
Exelixis, Inc.*	3,559	85,380
Intra-Cellular Therapies, Inc.*	1,159	83,008
Ionis Pharmaceuticals, Inc.*	1,606	81,248
Karuna Therapeutics, Inc.*	255	80,710
Blueprint Medicines Corp.*	825	76,098
Bridgebio Pharma, Inc.*	1,864	75,250
Roivant Sciences Ltd.*	6,443	72,355
ACADIA Pharmaceuticals, Inc.*	2,250	70,448
Apellis Pharmaceuticals, Inc.*	1,171	70,096
REVOLUTION Medicines, Inc.*	2,405	68,975
Halozyme Therapeutics, Inc.*	1,723	63,682
Ultragenyx Pharmaceutical, Inc.*	1,315	62,883
Arrowhead Pharmaceuticals, Inc.*	1,978	60,527
Mirati Therapeutics, Inc.*	1,005	59,044
Guardant Health, Inc.*	2,005	54,235
Axsome Therapeutics, Inc.*	639	50,858
TG Therapeutics, Inc.*	2,751	46,987
Total Biotechnology		4,197,119
Healthcare-Services - 15.4%
UnitedHealth Group, Inc.	1,245	655,455
Elevance Health, Inc.	673	317,360
HCA Healthcare, Inc.	840	227,371
Humana, Inc.	490	224,327
IQVIA Holdings, Inc.*	878	203,152
Centene Corp.*	2,569	190,645
ICON plc*	669	189,374
Molina Healthcare, Inc.*	383	138,382
Laboratory Corporation of America Holdings	595	135,238
Quest Diagnostics, Inc.	871	120,093
Universal Health Services, Inc. — Class B	667	101,677
Catalent, Inc.*	2,048	92,017
Tenet Healthcare Corp.*	1,163	87,888

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Healthcare-Services - 15.4% (continued)
Acadia Healthcare Company, Inc.*	1,071	$83,281
Medpace Holdings, Inc.*	266	81,537
HealthEquity, Inc.*	1,080	71,604
DaVita, Inc.*	671	70,294
Teladoc Health, Inc.*	2,815	60,663
Total Healthcare-Services		3,050,358
Software - 0.9%
Veeva Systems, Inc. — Class A*	893	171,920
Electronics - 0.7%
Mettler-Toledo International, Inc.*	123	149,194
Commercial Services - 0.2%
R1 RCM, Inc.*	3,750	39,638
Total Common Stocks
(Cost $12,102,728)		19,874,896

RIGHTS††† - 0.0%
Pharmaceuticals - 0.0%
Johnson & Johnson
Expires 12/31/29	752	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,1 - 1.2%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24	$130,152	130,152
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24	104,888	104,888
Total Repurchase Agreements
(Cost $235,040)		235,040
Total Investments - 101.2%
(Cost $12,337,768)		$20,109,936
Other Assets & Liabilities, net - (1.2)%		(240,703)
Total Net Assets - 100.0%		$19,869,233

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$19,874,896	$—	$—		$19,874,896
Rights	—	—	—	*	—
Repurchase Agreements	—	235,040	—		235,040
Total Assets	$19,874,896	$235,040	$—		$20,109,936

*	Security has a market value of $0.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
MUTUAL FUNDS† - 9.3%
Guggenheim Strategy Fund III[1]	79,841	$1,960,897
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	133,249	1,312,502
Guggenheim Strategy Fund II1	53,173	1,303,264
Total Mutual Funds
(Cost $4,578,426)		4,576,663

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 45.6%
Farmer Mac
4.59% due 01/05/24[2]	$8,650,000	8,644,964
5.20% due 01/02/24[2]	6,500,000	6,499,061
Federal Home Loan Bank
5.26% due 03/20/24[2]	4,500,000	4,448,642
5.24% due 01/05/24[2]	1,650,000	1,649,039
5.29% due 01/12/24[2]	1,200,000	1,198,060
Total Federal Agency Discount Notes
(Cost $22,439,231)		22,439,766

U.S. TREASURY BILLS†† - 11.2%
U.S. Treasury Bills
5.26% due 03/26/24[2]	4,500,000	4,445,361
5.17% due 01/09/24[2,3]	1,054,000	1,052,925
Total U.S. Treasury Bills
(Cost $5,496,906)		5,498,286

FEDERAL AGENCY NOTES†† - 9.1%
Federal Home Loan Bank
5.44% (SOFR + 0.04%, Rate Floor: 0.00%) due 02/27/24◊	2,500,000	2,500,060
5.66% due 08/26/24	2,000,000	2,000,250
Total Federal Agency Notes
(Cost $4,500,053)		4,500,310

REPURCHASE AGREEMENTS††,4 - 18.3%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24[5]	4,987,228	4,987,228
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24[5]	4,019,138	4,019,138
Total Repurchase Agreements
(Cost $9,006,366)		9,006,366
Total Investments - 93.5%
(Cost $46,020,982)		$46,021,391
Other Assets & Liabilities, net - 6.5%		3,220,162
Total Net Assets - 100.0%		$49,241,553

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	424	Mar 2024	$46,119,938	$1,056,487

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28	$38,560,500	$2,275,070	$506,606	$1,768,464
Goldman Sachs International	ICE	CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28	6,633,000	391,347	31,065	360,282
							$2,666,417	$537,671	$2,128,746

Total Return Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	01/05/24	16,337	$1,267,751	$35,288
BNP Paribas	SPDR Bloomberg High Yield Bond ETF	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	03/21/24	1,788	169,851	930

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements†† (continued)
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	03/21/24	1,222	$94,843	$476
							$1,532,445	$36,694

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2023.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as credit index swap collateral at December 31, 2023.

CDX.NA.HY.41.V2 — Credit Default Swap North American High Yield Series 41 Index Version 2
ICE — Intercontinental Exchange
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$4,576,663	$—	$—	$4,576,663
Federal Agency Discount Notes	—	22,439,766	—	22,439,766
U.S. Treasury Bills	—	5,498,286	—	5,498,286
Federal Agency Notes	—	4,500,310	—	4,500,310
Repurchase Agreements	—	9,006,366	—	9,006,366
Interest Rate Futures Contracts**	1,056,487	—	—	1,056,487
Credit Default Swap Agreements**	—	2,128,746	—	2,128,746
Credit Index Swap Agreements**	—	36,694	—	36,694
Total Assets	$5,633,150	$43,610,168	$—	$49,243,318

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Transactions during the period ended December 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/23	Shares 12/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,287,312	$–	$–	$–	$15,952	$1,303,264	53,173	$53,762
Guggenheim Strategy Fund III	1,936,146	–	–	–	24,751	1,960,897	79,841	79,761
Guggenheim Ultra Short Duration Fund — Institutional Class	1,293,848	–	–	–	18,654	1,312,502	133,249	53,718
	$4,517,306	$–	$–	$–	$59,357	$4,576,663		$187,241

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.6%
Internet - 56.0%
Alphabet, Inc. — Class A*	7,925	$1,107,043
Amazon.com, Inc.*	6,599	1,002,652
Meta Platforms, Inc. — Class A*	2,353	832,868
Netflix, Inc.*	1,030	501,486
Uber Technologies, Inc.*	6,088	374,838
Booking Holdings, Inc.*	92	326,344
Airbnb, Inc. — Class A*	2,089	284,397
Alibaba Group Holding Ltd. ADR	2,776	215,168
DoorDash, Inc. — Class A*	1,932	191,056
Shopify, Inc. — Class A*	2,447	190,621
MercadoLibre, Inc.*	115	180,727
JD.com, Inc. ADR	6,232	180,043
Pinterest, Inc. — Class A*	4,683	173,458
Snap, Inc. — Class A*	9,695	164,136
eBay, Inc.	3,732	162,790
Expedia Group, Inc.*	1,030	156,344
Baidu, Inc. ADR*	1,278	152,197
Trip.com Group Ltd. ADR*	4,196	151,098
Sea Ltd. ADR*	3,691	149,486
Okta, Inc.*	1,620	146,659
Spotify Technology S.A.*	753	141,496
VeriSign, Inc.*	676	139,229
GoDaddy, Inc. — Class A*	1,224	129,940
Zillow Group, Inc. — Class C*	2,198	127,176
Bilibili, Inc. ADR*,1	10,267	124,949
Wix.com Ltd.*	945	116,254
Roku, Inc.*	1,250	114,575
F5, Inc.*	630	112,757
Match Group, Inc.*	3,088	112,712
Chewy, Inc. — Class A*	4,695	110,943
Etsy, Inc.*	1,298	105,203
Wayfair, Inc. — Class A*	1,544	95,265
Lyft, Inc. — Class A*	5,587	83,749
IAC, Inc.*	1,343	70,346
Cargurus, Inc.*	2,370	57,259
TripAdvisor, Inc.*	2,641	56,861
Bumble, Inc. — Class A*	3,415	50,337
Ziff Davis, Inc.*	705	47,369
Total Internet		8,439,831
Software - 27.8%
Adobe, Inc.*	913	544,696
Salesforce, Inc.*	2,062	542,595
Workday, Inc. — Class A*	1,025	282,962
Snowflake, Inc. — Class A*	1,310	260,690
Datadog, Inc. — Class A*	1,701	206,467
Electronic Arts, Inc.	1,489	203,710
Veeva Systems, Inc. — Class A*	989	190,402
MongoDB, Inc.*	444	181,529
Take-Two Interactive Software, Inc.*	1,115	179,459
Cloudflare, Inc. — Class A*	2,137	177,927
ROBLOX Corp. — Class A*	3,859	176,433
Zoom Video Communications, Inc. — Class A*	2,093	150,508
Akamai Technologies, Inc.*	1,201	142,138
DocuSign, Inc.*	2,192	130,314
Twilio, Inc. — Class A*	1,692	128,372
Nutanix, Inc. — Class A*	2,462	117,413
NetEase, Inc. ADR	1,237	115,239
Dropbox, Inc. — Class A*	3,681	108,516
ZoomInfo Technologies, Inc. — Class A*	5,147	95,168
Smartsheet, Inc. — Class A*	1,828	87,415
Box, Inc. — Class A*	2,544	65,152
DigitalOcean Holdings, Inc.*	1,375	50,449
Fastly, Inc. — Class A*	2,809	50,000
Total Software		4,187,554
Telecommunications - 10.2%
Cisco Systems, Inc.	9,252	467,411
Arista Networks, Inc.*	1,126	265,184
Motorola Solutions, Inc.	756	236,696
Telefonaktiebolaget LM Ericsson ADR	21,030	132,489
Juniper Networks, Inc.	3,495	103,033
Ciena Corp.*	1,850	83,269
Nokia Oyj ADR	23,558	80,568
Viasat, Inc.*	2,283	63,810
Viavi Solutions, Inc.*	5,318	53,552
Extreme Networks, Inc.*	2,941	51,879
Total Telecommunications		1,537,891
Commercial Services - 3.8%
PayPal Holdings, Inc.*	4,588	281,749
CoStar Group, Inc.*	2,359	206,153
Paylocity Holding Corp.*	491	80,941
Total Commercial Services		568,843
Entertainment - 0.9%
DraftKings, Inc. — Class A*	3,642	128,380
Computers - 0.5%
Lumentum Holdings, Inc.*	1,282	67,203
Healthcare-Services - 0.4%
Teladoc Health, Inc.*	3,113	67,085
Total Common Stocks
(Cost $8,818,467)		14,996,787

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24	$45,649	45,649
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24	36,788	36,788
Total Repurchase Agreements
(Cost $82,437)		82,437

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund
First American Government Obligations Fund - Class X, 5.29%[4]	91,550	91,550
Total Securities Lending Collateral
(Cost $91,550)		91,550
Total Investments - 100.7%
(Cost $8,992,454)		$15,170,774
Other Assets & Liabilities, net - (0.7)%		(102,309)
Total Net Assets - 100.0%		$15,068,465

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2023.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$14,996,787	$—	$—	$14,996,787
Repurchase Agreements	—	82,437	—	82,437
Securities Lending Collateral	91,550	—	—	91,550
Total Assets	$15,088,337	$82,437	$—	$15,170,774

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 92.4%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24[2]	$180,012	$180,012
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24[2]	145,069	145,069
Total Repurchase Agreements
(Cost $325,081)		325,081
Total Investments - 92.4%
(Cost $325,081)		$325,081
Other Assets & Liabilities, net - 7.6%		26,877
Total Net Assets - 100.0%		$351,958

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P Emerging 50 ADR Index	Receive	4.58% (Federal Funds Rate - 0.75%)	At Maturity	03/21/24	133	$365,854	$(1,048)
BNP Paribas	S&P Emerging 50 ADR Index	Receive	5.13% (Federal Funds Rate - 0.20%)	At Maturity	03/21/24	122	335,743	(9,448)
							$701,597	$(10,496)

††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2023.

ADR – American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Repurchase Agreements	$—	$325,081	$—	$325,081

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$10,496	$—	$10,496

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
MUTUAL FUNDS† - 41.7%
Guggenheim Strategy Fund II1	210,588	$5,161,510
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	477,750	4,705,841
Total Mutual Funds
(Cost $9,964,837)		9,867,351

	Face Amount
U.S. TREASURY BILLS†† - 16.9%
U.S. Treasury Bills
5.26% due 03/26/24[2]	$3,600,000	3,556,289
5.17% due 01/09/24[2,3]	441,000	440,550
Total U.S. Treasury Bills
(Cost $3,995,795)		3,996,839

FEDERAL AGENCY DISCOUNT NOTES†† - 15.1%
Federal Home Loan Bank
5.26% due 03/20/24[2]	3,600,000	3,558,913
Total Federal Agency Discount Notes
(Cost $3,558,486)		3,558,913

FEDERAL AGENCY NOTES†† - 8.0%
Federal Home Loan Bank
5.47% (SOFR + 0.07%, Rate Floor: 0.00%) due 06/17/24◊	1,900,000	1,901,001
Total Federal Agency Notes
(Cost $1,900,000)		1,901,001

REPURCHASE AGREEMENTS††,4 - 65.1%
Individual Repurchase Agreements Barclays Capital, Inc. issued 12/29/23 at 5.00% due 01/02/24(secured by a U.S. Treasury Bond, at a rate of 5.00% and maturing 11/15/53 as collateral, with a value of $7,962,927) to be repurchased at $7,809,336	7,805,000	7,805,000
Mizuho Securities USA LLC issued 12/29/23 at 5.25% due 01/02/24(secured by a U.S. Treasury Bond, at a rate of 5.25% and maturing 11/15/53 as collateral, with a value of $7,739,694) to be repurchased at $7,590,620	7,586,195	7,586,195
Total Repurchase Agreements
(Cost $15,391,195)		15,391,195
Total Investments - 146.8%
(Cost $34,810,313)		$34,715,299

U.S. Government Securities Sold Short†† - (80.0)%
U.S. Treasury Bonds
4.75% due 11/15/53	16,800,000	(18,926,250)
Total U.S. Government Securities Sold Short - (80.0)%
(Proceeds $17,818,083)		$(18,926,250)
Other Assets & Liabilities, net - 33.2%		7,851,464
Total Net Assets - 100.0%		$23,640,513

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	34	Mar 2024	$4,540,063	$(194,456)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2023.
[4]	Repurchase Agreements — See Note 4.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$9,867,351	$—	$—	$9,867,351
U.S. Treasury Bills	—	3,996,839	—	3,996,839
Federal Agency Discount Notes	—	3,558,913	—	3,558,913
Federal Agency Notes	—	1,901,001	—	1,901,001
Repurchase Agreements	—	15,391,195	—	15,391,195
Total Assets	$9,867,351	$24,847,948	$—	$34,715,299

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities Sold Short	$—	$18,926,250	$—	$18,926,250
Interest Rate Futures Contracts**	194,456	—	—	194,456
Total Liabilities	$194,456	$18,926,250	$—	$19,120,706

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/23	Shares 12/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,098,333	$–	$–	$–	$63,177	$5,161,510	210,588	$212,922
Guggenheim Ultra Short Duration Fund — Institutional Class	5,131,850	–	(500,000)	(6,091)	80,082	4,705,841	477,750	212,749
	$10,230,183	$–	$(500,000)	$(6,091)	$143,259	$9,867,351		$425,671

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
MUTUAL FUNDS† - 12.7%
Guggenheim Strategy Fund II1	29,310	$718,377
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	37,683	371,178
Total Mutual Funds
(Cost $1,096,686)		1,089,555

	Face Amount
U.S. TREASURY BILLS†† - 12.9%
U.S. Treasury Bills
5.26% due 03/26/24[2]	$1,000,000	987,858
5.17% due 01/09/24[2,3]	122,000	121,876
Total U.S. Treasury Bills
(Cost $1,109,444)		1,109,734

REPURCHASE AGREEMENTS††,4 - 69.9%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24	3,335,884	3,335,884
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24	2,688,343	2,688,343
Total Repurchase Agreements
(Cost $6,024,227)		6,024,227
Total Investments - 95.5%
(Cost $8,230,357)		$8,223,516
Other Assets & Liabilities, net - 4.5%		391,743
Total Net Assets - 100.0%		$8,615,259

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	77	Mar 2024	$8,375,555	$(207,335)

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
Barclays Bank plc	ICE	CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28	$8,167,500	$(481,883)	$(52,000)	$(429,882)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2023.
[4]	Repurchase Agreements — See Note 4.

CDX.NA.HY.41.V2 — Credit Default Swap North American High Yield Series 41 Index Version 2
ICE — Intercontinental Exchange
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,089,555	$—	$—	$1,089,555
U.S. Treasury Bills	—	1,109,734	—	1,109,734
Repurchase Agreements	—	6,024,227	—	6,024,227
Total Assets	$1,089,555	$7,133,961	$—	$8,223,516

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$207,335	$—	$—	$207,335
Credit Default Swap Agreements**	—	429,882	—	429,882
Total Liabilities	$207,335	$429,882	$—	$637,217

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/23	Shares 12/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$709,584	$–	$–	$–	$8,793	$718,377	29,310	$29,634
Guggenheim Ultra Short Duration Fund — Institutional Class	365,903	–	–	–	5,275	371,178	37,683	15,192
	$1,075,487	$–	$–	$–	$14,068	$1,089,555		$44,826

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
MUTUAL FUNDS† - 25.8%
Guggenheim Strategy Fund II1	2,020	$49,490
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	4,630	45,606
Total Mutual Funds
(Cost $95,671)		95,096

	Face Amount
REPURCHASE AGREEMENTS††,2 - 73.4%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24[3]	$149,472	149,472
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24[3]	120,458	120,458
Total Repurchase Agreements
(Cost $269,930)		269,930
Total Investments - 99.2%
(Cost $365,601)		$365,026
Other Assets & Liabilities, net - 0.8%		2,959
Total Net Assets - 100.0%		$367,985

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P MidCap 400 Index	Receive	5.60% (SOFR + 0.20%)	At Maturity	03/20/24	49	$134,944	$139
Goldman Sachs International	S&P MidCap 400 Index	Receive	5.28% (Federal Funds Rate - 0.05%)	At Maturity	03/21/24	45	124,823	(1,077)
BNP Paribas	S&P MidCap 400 Index	Receive	5.38% (Federal Funds Rate + 0.05%)	At Maturity	03/21/24	38	105,851	(1,522)
							$365,618	$(2,460)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2023.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$95,096	$—	$—	$95,096
Repurchase Agreements	—	269,930	—	269,930
Equity Index Swap Agreements**	—	139	—	139
Total Assets	$95,096	$270,069	$—	$365,165

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$2,599	$—	$2,599

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/23	Shares 12/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$48,904	$–	$–	$–	$586	$49,490	2,020	$2,042
Guggenheim Ultra Short Duration Fund — Institutional Class	44,958	–	–	–	648	45,606	4,630	1,870
	$93,862	$–	$–	$–	$1,234	$95,096		$3,912

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
MUTUAL FUNDS† - 12.8%
Guggenheim Strategy Fund II1	49,399	$1,210,284
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	87,169	858,611
Total Mutual Funds
(Cost $2,033,556)		2,068,895

	Face Amount
U.S. TREASURY BILLS†† - 13.8%
U.S. Treasury Bills
5.26% due 03/26/24[2]	$1,700,000	1,679,358
5.27% due 02/22/24[2,3]	500,000	496,283
5.17% due 01/09/24[2,4]	50,000	49,949
Total U.S. Treasury Bills
(Cost $2,225,032)		2,225,590

FEDERAL AGENCY DISCOUNT NOTES†† - 12.9%
Federal Home Loan Bank
5.26% due 03/20/24[2]	1,600,000	1,581,739
5.35% due 01/03/24[2]	500,000	499,927
Total Federal Agency Discount Notes
(Cost $2,081,401)		2,081,666

FEDERAL AGENCY NOTES†† - 11.2%
Federal Home Loan Bank
5.45% (SOFR + 0.05%, Rate Floor: 0.00%) due 03/25/24◊	1,000,000	1,000,083
5.47% (SOFR + 0.07%, Rate Floor: 0.00%) due 06/17/24◊	800,000	800,422
Total Federal Agency Notes
(Cost $1,800,000)		1,800,505

REPURCHASE AGREEMENTS††,5 - 54.8%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24[3]	4,905,534	4,905,534
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24[3]	3,953,303	3,953,303
Total Repurchase Agreements
(Cost $8,858,837)		8,858,837
Total Investments - 105.5%
(Cost $16,998,826)		$17,035,493
Other Assets & Liabilities, net - (5.5)%		(882,003)
Total Net Assets - 100.0%		$16,153,490

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	1	Mar 2024	$340,385	$(4,986)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	NASDAQ-100 Index	Receive	5.75% (SOFR + 0.35%)	At Maturity	03/20/24	235	$3,952,386	$(3,303)
BNP Paribas	NASDAQ-100 Index	Receive	5.58% (Federal Funds Rate + 0.25%)	At Maturity	03/21/24	349	5,876,092	(94,922)
Goldman Sachs International	NASDAQ-100 Index	Receive	5.63% (Federal Funds Rate + 0.30%)	At Maturity	03/21/24	354	5,951,902	(95,107)

							$15,780,380	$(193,332)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2023.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2023.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,068,895	$—	$—	$2,068,895
U.S. Treasury Bills	—	2,225,590	—	2,225,590
Federal Agency Discount Notes	—	2,081,666	—	2,081,666
Federal Agency Notes	—	1,800,505	—	1,800,505
Repurchase Agreements	—	8,858,837	—	8,858,837
Total Assets	$2,068,895	$14,966,598	$—	$17,035,493

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$4,986	$—	$—	$4,986
Equity Index Swap Agreements**	—	193,332	—	193,332
Total Liabilities	$4,986	$193,332	$—	$198,318

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/23	Shares 12/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,195,958	$–	$–	$–	$14,326	$1,210,284	49,399	$49,939
Guggenheim Ultra Short Duration Fund — Institutional Class	846,408	–	–	–	12,203	858,611	87,169	35,196
	$2,042,366	$–	$–	$–	$26,529	$2,068,895		$85,135

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
MUTUAL FUNDS† - 47.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	44,544	$438,754
Guggenheim Strategy Fund II1	17,889	438,289
Total Mutual Funds
(Cost $868,958)		877,043

	Face Amount
U.S. TREASURY BILLS†† - 1.0%
U.S. Treasury Bills
5.17% due 01/09/24[2,3]	$18,000	17,982
Total U.S. Treasury Bills
(Cost $17,979)		17,982

REPURCHASE AGREEMENTS††,4 - 48.6%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24[5]	496,004	496,004
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24[5]	399,723	399,723
Total Repurchase Agreements
(Cost $895,727)		895,727
Total Investments - 97.2%
(Cost $1,782,664)		$1,790,752
Other Assets & Liabilities, net - 2.8%		52,167
Total Net Assets - 100.0%		$1,842,919

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	4	Mar 2024	$409,400	$(23,319)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Russell 2000 Index	Receive	4.90% (SOFR - 0.50%)	At Maturity	03/20/24	158	$319,757	$(966)
Goldman Sachs International	Russell 2000 Index	Receive	5.18% (Federal Funds Rate - 0.15%)	At Maturity	03/21/24	221	448,908	(8,751)
BNP Paribas	Russell 2000 Index	Receive	5.13% (Federal Funds Rate - 0.20%)	At Maturity	03/21/24	320	648,604	(14,155)
							$1,417,269	$(23,872)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2023.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$877,043	$—	$—	$877,043
U.S. Treasury Bills	—	17,982	—	17,982
Repurchase Agreements	—	895,727	—	895,727
Total Assets	$877,043	$913,709	$—	$1,790,752

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$23,319	$—	$—	$23,319
Equity Index Swap Agreements**	—	23,872	—	23,872
Total Liabilities	$23,319	$23,872	$—	$47,191

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/23	Shares 12/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$946,618	$–	$(515,000)	$(7,780)	$14,451	$438,289	17,889	$31,842
Guggenheim Ultra Short Duration Fund — Institutional Class	944,879	–	(515,000)	(7,484)	16,359	438,754	44,544	31,114
	$1,891,497	$–	$(1,030,000)	$(15,264)	$30,810	$877,043		$62,956

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
MUTUAL FUNDS† - 29.8%
Guggenheim Strategy Fund II1	262,625	$6,434,315
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	426,990	4,205,854
Total Mutual Funds
(Cost $10,738,043)		10,640,169

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 18.6%
Federal Home Loan Bank
5.26% due 03/20/24[2]	$4,200,000	4,152,065
5.35% due 01/03/24[2]	2,500,000	2,499,633
Total Federal Agency Discount Notes
(Cost $6,650,823)		6,651,698

U.S. TREASURY BILLS†† - 17.3%
U.S. Treasury Bills
5.26% due 03/26/24[2]	4,200,000	4,149,003
5.27% due 02/22/24[2,3]	1,000,000	992,566
5.17% due 01/09/24[2,4]	733,000	732,253
5.24% due 02/22/24[2]	200,000	198,513
5.25% due 02/22/24[2]	100,000	99,257
Total U.S. Treasury Bills
(Cost $6,170,120)		6,171,592

FEDERAL AGENCY NOTES†† - 12.9%
Federal Home Loan Bank
5.45% (SOFR + 0.05%, Rate Floor: 0.00%) due 03/25/24◊	2,400,000	2,400,199
5.47% (SOFR + 0.07%, Rate Floor: 0.00%) due 06/17/24◊	2,200,000	2,201,160
Total Federal Agency Notes
(Cost $4,600,000)		4,601,359

REPURCHASE AGREEMENTS††,5 - 25.5%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24[3]	5,039,159	5,039,159
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24[3]	4,060,989	4,060,989
Total Repurchase Agreements
(Cost $9,100,148)		9,100,148
Total Investments - 104.1%
(Cost $37,259,134)		$37,164,966
Other Assets & Liabilities, net - (4.1)%		(1,462,050)
Total Net Assets - 100.0%		$35,702,916

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	34	Mar 2024	$8,192,300	$(239,837)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P 500 Index	Receive	5.70% (SOFR + 0.30%)	At Maturity	03/20/24	1,591	$7,591,109	$(2,323)
BNP Paribas	S&P 500 Index	Receive	5.53% (Federal Funds Rate + 0.20%)	At Maturity	03/21/24	730	3,483,192	(52,198)
Goldman Sachs International	S&P 500 Index	Receive	5.63% (Federal Funds Rate + 0.30%)	At Maturity	03/21/24	3,435	16,383,384	(190,355)

							$27,457,685	$(244,876)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2023.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2023.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$10,640,169	$—	$—	$10,640,169
Federal Agency Discount Notes	—	6,651,698	—	6,651,698
U.S. Treasury Bills	—	6,171,592	—	6,171,592
Federal Agency Notes	—	4,601,359	—	4,601,359
Repurchase Agreements	—	9,100,148	—	9,100,148
Total Assets	$10,640,169	$26,524,797	$—	$37,164,966

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$239,837	$—	$—	$239,837
Equity Index Swap Agreements**	—	244,876	—	244,876
Total Liabilities	$239,837	$244,876	$—	$484,713

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/23	Shares 12/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$6,358,154	$–	$–	$–	$76,161	$6,434,315	262,625	$265,492
Guggenheim Ultra Short Duration Fund — Institutional Class	4,146,075	–	–	–	59,779	4,205,854	426,990	172,408
	$10,504,229	$–	$–	$–	$135,940	$10,640,169		$437,900

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
U.S. TREASURY BILLS†† - 25.9%
U.S. Treasury Bills
5.17% due 01/09/24[1,2]	$344,000	$343,649
Total U.S. Treasury Bills
(Cost $343,598)		343,649

REPURCHASE AGREEMENTS††,3 - 71.5%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24	525,054	525,054
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24	423,134	423,134
Total Repurchase Agreements
(Cost $948,188)		948,188
Total Investments - 97.4%
(Cost $1,291,786)		$1,291,837
Other Assets & Liabilities, net - 2.6%		34,712
Total Net Assets - 100.0%		$1,326,549

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	30	Mar 2024	$2,691,750	$78,876

Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	16	Mar 2024	2,664,400	(4,791)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at December 31, 2023.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$343,649	$—	$343,649
Repurchase Agreements	—	948,188	—	948,188
Currency Futures Contracts**	78,876	—	—	78,876
Total Assets	$78,876	$1,291,837	$—	$1,370,713

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$4,791	$—	$—	$4,791

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.5%
Retail - 19.8%
McDonald’s Corp.	1,540	$456,625
Starbucks Corp.	3,290	315,873
Chipotle Mexican Grill, Inc. — Class A*	103	235,557
Yum! Brands, Inc.	1,459	190,633
Darden Restaurants, Inc.	836	137,355
Restaurant Brands International, Inc.	1,513	118,211
Yum China Holdings, Inc.	2,723	115,537
Domino’s Pizza, Inc.	277	114,188
Texas Roadhouse, Inc. — Class A	737	90,083
Wingstop, Inc.	336	86,211
Shake Shack, Inc. — Class A*	788	58,407
Wendy’s Co.	2,899	56,472
Bloomin’ Brands, Inc.	1,812	51,008
Papa John’s International, Inc.	654	49,854
Brinker International, Inc.*	1,015	43,828
Dave & Buster’s Entertainment, Inc.*	812	43,726
Cheesecake Factory, Inc.	1,142	39,981
Cracker Barrel Old Country Store, Inc.	449	34,609
Jack in the Box, Inc.	371	30,285
Total Retail		2,268,443
Internet - 17.0%
Netflix, Inc.*	945	460,102
Booking Holdings, Inc.*	88	312,155
Airbnb, Inc. — Class A*	1,915	260,708
DoorDash, Inc. — Class A*	1,771	175,134
Expedia Group, Inc.*	944	143,290
Trip.com Group Ltd. ADR*	3,690	132,877
Sea Ltd. ADR*	3,269	132,394
Spotify Technology S.A.*	673	126,463
Bilibili, Inc. ADR*,1	8,763	106,646
Roku, Inc.*	1,145	104,951
Total Internet		1,954,720
Media - 16.5%
Comcast Corp. — Class A	9,317	408,551
Walt Disney Co.	4,269	385,448
Charter Communications, Inc. — Class A*	524	203,668
Warner Bros Discovery, Inc.*	13,821	157,283
News Corp. — Class A	4,971	122,038
Fox Corp. — Class A	3,829	113,607
Liberty Broadband Corp. — Class C*	1,290	103,961
New York Times Co. — Class A	1,753	85,880
Paramount Global — Class B	5,724	84,658
Endeavor Group Holdings, Inc. — Class A	2,884	68,437
Nexstar Media Group, Inc. — Class A	372	58,311
Sirius XM Holdings, Inc.[1]	10,088	55,181
DISH Network Corp. — Class A*	7,330	42,294
Total Media		1,889,317
Entertainment - 9.8%
Warner Music Group Corp. — Class A	3,606	129,059
Live Nation Entertainment, Inc.*	1,330	124,488
DraftKings, Inc. — Class A*	3,338	117,664
Caesars Entertainment, Inc.*	2,127	99,714
Churchill Downs, Inc.	702	94,721
Vail Resorts, Inc.	401	85,601
Light & Wonder, Inc. — Class A*	999	82,028
Red Rock Resorts, Inc. — Class A	1,346	71,782
Penn Entertainment, Inc.*	2,463	64,087
International Game Technology plc	2,016	55,259
Marriott Vacations Worldwide Corp.	634	53,820
SeaWorld Entertainment, Inc.*	815	43,056
Six Flags Entertainment Corp.*	1,632	40,931
Cinemark Holdings, Inc.*	2,618	36,888
AMC Entertainment Holdings, Inc. — Class A*	5,217	31,927
Total Entertainment		1,131,025
Lodging - 9.7%
Marriott International, Inc. — Class A	1,074	242,198
Hilton Worldwide Holdings, Inc.	1,180	214,866
Las Vegas Sands Corp.	2,815	138,526
Hyatt Hotels Corp. — Class A	878	114,500
MGM Resorts International*	2,477	110,672
Wynn Resorts Ltd.	1,037	94,481
Wyndham Hotels & Resorts, Inc.	984	79,124
Boyd Gaming Corp.	1,039	65,052
Choice Hotels International, Inc.	488	55,290
Total Lodging		1,114,709
Leisure Time - 7.6%
Royal Caribbean Cruises Ltd.*	1,317	170,538
Carnival Corp.*	7,597	140,849
Norwegian Cruise Line Holdings Ltd.*	4,574	91,663
Brunswick Corp.	872	84,366
Planet Fitness, Inc. — Class A*	1,103	80,519
Polaris, Inc.	741	70,225
Harley-Davidson, Inc.	1,904	70,143
YETI Holdings, Inc.*	1,326	68,660
Topgolf Callaway Brands Corp.*	3,240	46,462
Peloton Interactive, Inc. — Class A*	7,458	45,419
Total Leisure Time		868,844
Agriculture - 6.4%
Philip Morris International, Inc.	3,995	375,850
Altria Group, Inc.	6,319	254,908
British American Tobacco plc ADR	3,596	105,327
Total Agriculture		736,085
Software - 5.3%
Electronic Arts, Inc.	1,365	186,746
Take-Two Interactive Software, Inc.*	1,022	164,491
ROBLOX Corp. — Class A*	3,537	161,712
NetEase, Inc. ADR	1,070	99,681
Total Software		612,630

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Beverages - 5.0%
Constellation Brands, Inc. — Class A	805	$194,609
Brown-Forman Corp. — Class B	2,843	162,335
Anheuser-Busch InBev S.A. ADR[1]	1,690	109,208
Molson Coors Beverage Co. — Class B	1,731	105,954
Total Beverages		572,106
Toys, Games & Hobbies - 1.4%
Hasbro, Inc.	1,592	81,288
Mattel, Inc.*	4,146	78,276
Total Toys, Games & Hobbies		159,564
Food Service - 0.7%
Aramark	3,013	84,665
Commercial Services - 0.3%
Sabre Corp.*	6,989	30,752
Total Common Stocks
(Cost $7,945,145)		11,422,860

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24	$31,225	31,225
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24	25,163	25,163
Total Repurchase Agreements
(Cost $56,388)		56,388

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.8%
Money Market Fund
First American Government Obligations Fund - Class X, 5.29%[4]	208,851	208,851
Total Securities Lending Collateral
(Cost $208,851)		208,851
Total Investments - 101.8%
(Cost $8,210,384)		$11,688,099
Other Assets & Liabilities, net - (1.8)%		(208,299)
Total Net Assets - 100.0%		$11,479,800

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,422,860	$—	$—	$11,422,860
Repurchase Agreements	—	56,388	—	56,388
Securities Lending Collateral	208,851	—	—	208,851
Total Assets	$11,631,711	$56,388	$—	$11,688,099

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 95.1%
Industrial - 16.1%
Middleby Corp.*	859	$126,419
Acuity Brands, Inc.[1]	613	125,561
Donaldson Company, Inc.[1]	1,833	119,786
Snap-on, Inc.	407	117,558
Boise Cascade Co.[1]	888	114,872
TD SYNNEX Corp.	1,031	110,946
IDEX Corp.[1]	507	110,075
Brady Corp. — Class A	1,762	103,412
Carlisle Companies, Inc.	323	100,915
Apogee Enterprises, Inc.[1]	1,805	96,405
International Seaways, Inc.	2,079	94,553
Garmin Ltd.	735	94,477
Terex Corp.	1,624	93,315
Mueller Industries, Inc.	1,609	75,865
Teekay Corp.*	9,253	66,159
Huntington Ingalls Industries, Inc.	252	65,429
A O Smith Corp.	786	64,798
AGCO Corp.	516	62,647
Owens Corning	400	59,292
EnerSys	578	58,355
UFP Industries, Inc.	461	57,879
Encore Wire Corp.	267	57,031
Keysight Technologies, Inc.*	343	54,568
Scorpio Tankers, Inc.	863	52,470
Argan, Inc.[1]	1,054	49,317
Vontier Corp.	1,321	45,640
Atkore, Inc.*	276	44,160
Ardmore Shipping Corp.	3,062	43,144
Griffon Corp.	689	41,994
Lindsay Corp.[1]	305	39,394
Teekay Tankers Ltd. — Class A	771	38,527
Builders FirstSource, Inc.*	209	34,890
Enerpac Tool Group Corp.	792	24,623
Insteel Industries, Inc.	634	24,276
World Kinect Corp.	1,062	24,192
Total Industrial		2,492,944
Consumer, Cyclical - 15.5%
Toll Brothers, Inc.	1,285	132,085
NVR, Inc.*,1	18	126,008
DR Horton, Inc.[1]	776	117,936
Starbucks Corp.	1,228	117,900
MSC Industrial Direct Company, Inc. — Class A1	1,151	116,550
Brunswick Corp.[1]	1,162	112,424
Meritage Homes Corp.	606	105,565
Standard Motor Products, Inc.[1]	2,544	101,277
PulteGroup, Inc.	979	101,052
Monarch Casino & Resort, Inc.	1,429	98,815
Gentex Corp.	2,941	96,053
Allison Transmission Holdings, Inc.[1]	1,599	92,982
Lowe's Companies, Inc.	411	91,468
Cummins, Inc.	335	80,256
M/I Homes, Inc.*,1	577	79,476
KB Home[1]	1,012	63,210
PACCAR, Inc.	620	60,543
AutoNation, Inc.*	395	59,321
Lennar Corp. — Class A1	365	54,400
General Motors Co.[1]	1,473	52,910
Polaris, Inc.	557	52,787
Taylor Morrison Home Corp. — Class A*	936	49,936
Target Corp.	350	49,847
Home Depot, Inc.	128	44,359
Columbia Sportswear Co.	531	42,236
Patrick Industries, Inc.	384	38,535
Dolby Laboratories, Inc. — Class A	404	34,817
Golden Entertainment, Inc.	817	32,623
MasterCraft Boat Holdings, Inc.*	1,377	31,175
BorgWarner, Inc.	833	29,863
Malibu Boats, Inc. — Class A*,1	489	26,807
Macy's, Inc.	1,294	26,035
ScanSource, Inc.*	650	25,746
Ethan Allen Interiors, Inc.	805	25,695
Caleres, Inc.	723	22,218
Total Consumer, Cyclical		2,392,910
Consumer, Non-cyclical - 15.5%
Merck & Company, Inc.[1]	1,216	132,568
Johnson & Johnson[1]	844	132,289
Thermo Fisher Scientific, Inc.	248	131,636
Incyte Corp.*,1	2,045	128,406
Viatris, Inc.	11,844	128,271
Gilead Sciences, Inc.[1]	1,521	123,216
Bristol-Myers Squibb Co.[1]	2,342	120,168
Hologic, Inc.*,1	1,606	114,749
Ingredion, Inc.	1,057	114,716
Pfizer, Inc.[1]	3,960	114,008
Colgate-Palmolive Co.[1]	1,283	102,268
Innoviva, Inc.*,1	4,580	73,463
Biogen, Inc.*,1	282	72,973
Premier, Inc. — Class A1	3,036	67,885
Dynavax Technologies Corp.*,1	4,831	67,538
Exelixis, Inc.*,1	2,786	66,836
United Therapeutics Corp.*	263	57,831
Cencora, Inc. — Class A	256	52,577
Perdoceo Education Corp.[1]	2,588	45,445
Royalty Pharma plc — Class A1	1,615	45,365
Baxter International, Inc.	1,155	44,652
PayPal Holdings, Inc.*	629	38,627
Humana, Inc.	77	35,251
Heidrick & Struggles International, Inc.[1]	1,152	34,018
Molina Healthcare, Inc.*	93	33,602
Centene Corp.*	414	30,723
Alarm.com Holdings, Inc.*	464	29,984
Cross Country Healthcare, Inc.*,1	1,250	28,300
Neurocrine Biosciences, Inc.*	211	27,801
Organon & Co.	1,917	27,643
Ligand Pharmaceuticals, Inc. — Class B*	376	26,854
Edwards Lifesciences Corp.*,1	322	24,553
AbbVie, Inc.	157	24,330
Agilent Technologies, Inc.	175	24,330
Supernus Pharmaceuticals, Inc.*	805	23,297
Eli Lilly & Co.	39	22,734
Halozyme Therapeutics, Inc.*	558	20,624
Total Consumer, Non-cyclical		2,389,531

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 95.1% (continued)
Financial - 11.9%
Visa, Inc. — Class A	507	$131,997
Radian Group, Inc.	4,320	123,336
MGIC Investment Corp.[1]	6,326	122,028
Essent Group Ltd.	2,284	120,458
Equity Commonwealth REIT	5,887	113,031
Ambac Financial Group, Inc.*	6,211	102,357
Hartford Financial Services Group, Inc.[1]	1,262	101,440
Globe Life, Inc.[1]	778	94,698
Brixmor Property Group, Inc. REIT	3,371	78,443
AvalonBay Communities, Inc. REIT	388	72,641
American Express Co.	387	72,501
International Bancshares Corp.[1]	1,309	71,105
Interactive Brokers Group, Inc. — Class A	830	68,807
National Storage Affiliates Trust REIT	1,627	67,472
MetLife, Inc.	899	59,451
American Financial Group, Inc.	483	57,424
Jackson Financial, Inc. — Class A	1,069	54,733
Enact Holdings, Inc.[1]	1,815	52,435
Mr Cooper Group, Inc.*	746	48,580
Walker & Dunlop, Inc.	426	47,290
Reinsurance Group of America, Inc. — Class A	282	45,622
Berkshire Hathaway, Inc. — Class B*	106	37,806
Virtus Investment Partners, Inc.	112	27,077
Affiliated Managers Group, Inc.	166	25,136
Preferred Bank/Los Angeles CA	343	25,056
East West Bancorp, Inc.	343	24,679
Total Financial		1,845,603
Technology - 11.9%
Microsoft Corp.[1]	744	279,774
QUALCOMM, Inc.	940	135,952
International Business Machines Corp.[1]	753	123,153
Apple, Inc.[1]	624	120,139
Amdocs Ltd.	1,323	116,278
Genpact Ltd.	2,774	96,286
Dropbox, Inc. — Class A*,1	2,813	82,927
Cirrus Logic, Inc.*	933	77,616
Electronic Arts, Inc.[1]	521	71,278
Insight Enterprises, Inc.*	399	70,699
Applied Materials, Inc.[1]	396	64,180
Immersion Corp.[1]	8,525	60,187
Hewlett Packard Enterprise Co.[1]	3,402	57,766
Photronics, Inc.*	1,765	55,368
NVIDIA Corp.	100	49,522
NXP Semiconductor N.V.	178	40,883
NetApp, Inc.	407	35,881
Skyworks Solutions, Inc.	316	35,525
Amkor Technology, Inc.	1,030	34,268
ServiceNow, Inc.*	45	31,792
Bandwidth, Inc. — Class A*	2,145	31,038
Broadcom, Inc.	26	29,023
Blackbaud, Inc.*	312	27,050
Fortinet, Inc.*	433	25,343
CEVA, Inc.*	1,054	23,936
DXC Technology Co.*	952	21,772
Veradigm, Inc.*,1	2,035	21,347
Teradata Corp.*	476	20,711
Total Technology		1,839,694
Communications - 11.8%
Cisco Systems, Inc.[1]	2,595	131,099
InterDigital, Inc.	1,108	120,262
Yelp, Inc. — Class A*	2,413	114,232
Meta Platforms, Inc. — Class A*	321	113,621
Fox Corp. — Class A1	3,750	111,262
VeriSign, Inc.*	523	107,717
T-Mobile US, Inc.[1]	668	107,100
Verizon Communications, Inc.[1]	2,802	105,635
AT&T, Inc.[1]	6,278	105,345
Alphabet, Inc. — Class C*,1	694	97,806
IDT Corp. — Class B*	2,343	79,873
Juniper Networks, Inc.[1]	2,677	78,918
TEGNA, Inc.[1]	4,639	70,977
Ooma, Inc.*,1	6,494	69,681
Amazon.com, Inc.*,1	417	63,359
Booking Holdings, Inc.*,1	14	49,661
Ciena Corp.*	997	44,875
Shutterstock, Inc.	862	41,617
Gogo, Inc.*	4,082	41,351
Walt Disney Co.	424	38,283
FactSet Research Systems, Inc.	74	35,302
Spok Holdings, Inc.	2,111	32,678
Cargurus, Inc.*	1,087	26,262
A10 Networks, Inc.[1]	1,762	23,206
Cars.com, Inc.*	1,200	22,764
Total Communications		1,832,886
Utilities - 5.4%
PPL Corp.	4,285	116,124
Evergy, Inc.[1]	2,205	115,101
Xcel Energy, Inc.[1]	1,859	115,091
Atmos Energy Corp.[1]	992	114,973
National Fuel Gas Co.[1]	2,188	109,772
Public Service Enterprise Group, Inc.[1]	1,794	109,703
Northwestern Energy Group, Inc.	2,087	106,207
ONE Gas, Inc.	675	43,011
Total Utilities		829,982
Energy - 5.3%
EOG Resources, Inc.	951	115,023
Marathon Petroleum Corp.	774	114,831
Valero Energy Corp.[1]	861	111,930
Cheniere Energy, Inc.	483	82,453
Liberty Energy, Inc. — Class A1	3,542	64,252
Occidental Petroleum Corp.	979	58,456
PBF Energy, Inc. — Class A	1,097	48,224
CVR Energy, Inc.	1,503	45,541
Helmerich & Payne, Inc.	1,244	45,058
SandRidge Energy, Inc.[1]	2,781	38,016
Exxon Mobil Corp.	357	35,693
NOW, Inc.*,1	2,732	30,926
SolarEdge Technologies, Inc.*	266	24,898
Total Energy		815,301
Basic Materials - 1.4%
NewMarket Corp.[1]	211	115,170

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 95.1% (continued)
Basic Materials - 1.4% (continued)
Cabot Corp.	617	$51,519
Sylvamo Corp.	889	43,659
Total Basic Materials		210,348
Government - 0.3%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	1,795	44,408
Total Common Stocks
(Cost $13,007,500)		14,693,607

MONEY MARKET FUND† - 1.6%
Invesco Short-Term Investments Trust Treasury Obligations Portfolio — Institutional Class, 5.20%[2]	252,908	$252,908
Total Money Market Fund
(Cost $252,908)		252,908
Total Investments - 96.7%
(Cost $13,260,408)		$14,946,515
Other Assets & Liabilities, net - 3.3%		510,122
Total Net Assets - 100.0%		$15,456,637

Custom Basket Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	11/27/24	$7,744,252	$857,923
Goldman Sachs International	GS Equity Custom Basket	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	7,541,022	852,047
						$15,285,274	$1,709,970
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	5.03% (Federal Funds Rate - 0.30%)	At Maturity	11/27/24	$8,951,822	$(507,320)
Goldman Sachs International	GS Equity Custom Basket	Receive	5.13% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	8,951,814	(510,949)
						$17,903,636	$(1,018,269)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Boise Cascade Co.	462	0.80%	$23,616
Mueller Industries, Inc.	838	0.52%	16,649
Snap-on, Inc.	212	0.81%	13,571
Acuity Brands, Inc.	319	0.87%	10,953
Donaldson Company, Inc.	954	0.83%	10,509
UFP Industries, Inc.	240	0.40%	9,926
Terex Corp.	845	0.64%	7,429
TD SYNNEX Corp.	536	0.76%	7,209
Encore Wire Corp.	139	0.39%	6,343
Owens Corning	208	0.41%	6,143
Middleby Corp.	447	0.87%	6,071
Apogee Enterprises, Inc.	939	0.67%	5,952
Scorpio Tankers, Inc.	449	0.36%	5,604
Builders FirstSource, Inc.	109	0.24%	4,901
Atkore, Inc.	143	0.30%	4,206
Griffon Corp.	359	0.29%	4,096
Keysight Technologies, Inc.	178	0.38%	3,881
Teekay Corp.	4,816	0.46%	3,834
Carlisle Companies, Inc.	168	0.70%	3,725
Argan, Inc.	548	0.34%	3,705
IDEX Corp.	264	0.76%	3,564
Teekay Tankers Ltd. — Class A	401	0.27%	3,339
A O Smith Corp.	409	0.45%	3,302
International Seaways, Inc.	1,082	0.65%	3,182
Ardmore Shipping Corp.	1,593	0.30%	3,026
EnerSys	301	0.40%	2,858
Huntington Ingalls Industries, Inc.	131	0.45%	2,560
Insteel Industries, Inc.	330	0.17%	1,719
Garmin Ltd.	382	0.65%	1,710
Brady Corp. — Class A	917	0.71%	1,522
Enerpac Tool Group Corp.	412	0.17%	942
Lindsay Corp.	159	0.27%	861
AGCO Corp.	269	0.43%	851
World Kinect Corp.	553	0.17%	843
Vontier Corp.	688	0.32%	210
Total Industrial			188,812
Communications
Alphabet, Inc. — Class C	361	0.68%	27,432
InterDigital, Inc.	576	0.83%	15,372
Meta Platforms, Inc. — Class A	167	0.78%	14,676
IDT Corp. — Class B	1,219	0.55%	12,310
Verizon Communications, Inc.	1,458	0.73%	7,571
AT&T, Inc.	3,267	0.73%	6,933
Booking Holdings, Inc.	7	0.33%	6,563
Amazon.com, Inc.	217	0.44%	6,280
Yelp, Inc. — Class A	1,256	0.79%	5,068
T-Mobile US, Inc.	348	0.74%	4,878
Juniper Networks, Inc.	1,393	0.54%	3,862
Cisco Systems, Inc.	1,350	0.90%	3,377
Shutterstock, Inc.	449	0.29%	3,280
A10 Networks, Inc.	917	0.16%	1,896
Cargurus, Inc.	566	0.18%	1,260
FactSet Research Systems, Inc.	39	0.25%	848
Ciena Corp.	519	0.31%	598
Cars.com, Inc.	625	0.16%	27
TEGNA, Inc.	2,414	0.49%	(10)
VeriSign, Inc.	272	0.74%	(89)
Walt Disney Co.	221	0.26%	(406)
Gogo, Inc.	2,124	0.29%	(828)
Spok Holdings, Inc.	1,098	0.23%	(1,454)
Fox Corp. — Class A	1,952	0.77%	(2,533)
Ooma, Inc.	3,379	0.48%	(4,300)
Total Communications			112,611
Consumer, Non-cyclical
Perdoceo Education Corp.	1,347	0.31%	9,455
Exelixis, Inc.	1,450	0.46%	9,441
Innoviva, Inc.	2,384	0.51%	8,504
Viatris, Inc.	6,164	0.89%	7,403
Thermo Fisher Scientific, Inc.	129	0.91%	5,703
Incyte Corp.	1,064	0.89%	5,384
Gilead Sciences, Inc.	791	0.85%	4,161
Dynavax Technologies Corp.	2,514	0.47%	3,864
Merck & Company, Inc.	633	0.92%	3,811
Biogen, Inc.	147	0.50%	3,280
Premier, Inc. — Class A	1,580	0.47%	3,022
Heidrick & Struggles International, Inc.	599	0.23%	2,259
Ligand Pharmaceuticals, Inc. — Class B	195	0.18%	2,250
Alarm.com Holdings, Inc.	242	0.21%	1,846
Neurocrine Biosciences, Inc.	110	0.19%	1,696
Cross Country Healthcare, Inc.	651	0.20%	1,421
Molina Healthcare, Inc.	49	0.23%	1,292
Ingredion, Inc.	550	0.79%	1,247
Centene Corp.	216	0.21%	1,194
Hologic, Inc.	836	0.79%	1,110
PayPal Holdings, Inc.	328	0.27%	1,097
Baxter International, Inc.	601	0.31%	1,078
Agilent Technologies, Inc.	91	0.17%	948
AbbVie, Inc.	82	0.17%	836
Royalty Pharma plc — Class A	840	0.31%	803
Edwards Lifesciences Corp.	168	0.17%	705
Johnson & Johnson	439	0.91%	525
Colgate-Palmolive Co.	668	0.71%	512
Supernus Pharmaceuticals, Inc.	419	0.16%	384
Cencora, Inc. — Class A	133	0.36%	256
Eli Lilly & Co.	20	0.15%	(45)
United Therapeutics Corp.	137	0.40%	(434)
Humana, Inc.	40	0.24%	(478)
Halozyme Therapeutics, Inc.	290	0.14%	(907)
Organon & Co.	997	0.19%	(1,196)
Pfizer, Inc.	2,061	0.79%	(3,319)
Bristol-Myers Squibb Co.	1,219	0.83%	(7,325)
Total Consumer, Non-cyclical			71,783
Financial
MGIC Investment Corp.	3,292	0.84%	16,204
Essent Group Ltd.	1,189	0.83%	11,583
American Express Co.	201	0.50%	7,463

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Ambac Financial Group, Inc.	3,232	0.71%	$7,387
International Bancshares Corp.	681	0.49%	7,272
Mr Cooper Group, Inc.	388	0.34%	6,879
Radian Group, Inc.	2,248	0.85%	5,502
National Storage Affiliates Trust	847	0.47%	5,190
Preferred Bank/Los Angeles CA	178	0.17%	4,786
Walker & Dunlop, Inc.	222	0.33%	4,336
AvalonBay Communities, Inc.	202	0.50%	3,832
MetLife, Inc.	468	0.41%	3,111
Globe Life, Inc.	405	0.65%	2,799
Virtus Investment Partners, Inc.	58	0.19%	2,205
Interactive Brokers Group, Inc. — Class A	432	0.47%	1,684
Jackson Financial, Inc. — Class A	557	0.38%	1,574
Visa, Inc. — Class A	264	0.91%	1,319
Brixmor Property Group, Inc.	1,754	0.54%	1,306
Hartford Financial Services Group, Inc.	657	0.70%	1,306
Affiliated Managers Group, Inc.	86	0.17%	1,208
Enact Holdings, Inc.	945	0.36%	938
East West Bancorp, Inc.	178	0.17%	928
American Financial Group, Inc.	251	0.40%	426
Berkshire Hathaway, Inc. — Class B	55	0.26%	86
Equity Commonwealth	3,063	0.78%	44
Reinsurance Group of America, Inc. — Class A	147	0.32%	(301)
Total Financial			99,067
Consumer, Cyclical
Toll Brothers, Inc.	669	0.91%	19,955
Meritage Homes Corp.	315	0.73%	17,069
M/I Homes, Inc.	300	0.55%	16,592
DR Horton, Inc.	404	0.81%	14,070
PulteGroup, Inc.	510	0.70%	14,038
Brunswick Corp.	605	0.78%	13,340
Allison Transmission Holdings, Inc.	832	0.64%	11,798
NVR, Inc.	9	0.84%	8,421
KB Home	526	0.44%	7,725
MSC Industrial Direct Company, Inc. — Class A	599	0.80%	7,080
Lennar Corp. — Class A	190	0.38%	6,514
General Motors Co.	767	0.37%	5,682
Standard Motor Products, Inc.	1,324	0.70%	5,434
Taylor Morrison Home Corp. — Class A	487	0.34%	5,423
PACCAR, Inc.	322	0.42%	4,296
Monarch Casino & Resort, Inc.	744	0.68%	3,907
Home Depot, Inc.	66	0.30%	3,424
Lowe's Companies, Inc.	214	0.63%	3,138
Patrick Industries, Inc.	200	0.27%	2,824
Gentex Corp.	1,531	0.66%	2,546
AutoNation, Inc.	205	0.41%	2,317
Macy's, Inc.	673	0.18%	1,789
Target Corp.	182	0.34%	1,504
ScanSource, Inc.	338	0.18%	1,475
Malibu Boats, Inc. — Class A	254	0.18%	1,415
Golden Entertainment, Inc.	425	0.23%	1,115
Ethan Allen Interiors, Inc.	419	0.18%	809
BorgWarner, Inc.	434	0.21%	613
MasterCraft Boat Holdings, Inc.	717	0.22%	178
Polaris, Inc.	290	0.36%	82
Caleres, Inc.	376	0.15%	(277)
Dolby Laboratories, Inc. — Class A	210	0.24%	(291)
Columbia Sportswear Co.	277	0.29%	(485)
Starbucks Corp.	639	0.81%	(1,110)
Total Consumer, Cyclical			182,410
Technology
Microsoft Corp.	387	1.93%	50,723
Apple, Inc.	325	0.83%	40,920
Photronics, Inc.	919	0.38%	10,185
International Business Machines Corp.	392	0.85%	7,941
QUALCOMM, Inc.	489	0.94%	7,422
Applied Materials, Inc.	206	0.44%	4,954
NXP Semiconductor N.V.	93	0.28%	4,882
NVIDIA Corp.	52	0.34%	4,285
Amdocs Ltd.	688	0.80%	4,038
Skyworks Solutions, Inc.	164	0.24%	3,516
Dropbox, Inc. — Class A	1,464	0.57%	3,285
Cirrus Logic, Inc.	486	0.54%	3,166
Bandwidth, Inc. — Class A	1,116	0.21%	3,015
Amkor Technology, Inc.	536	0.24%	2,650
Hewlett Packard Enterprise Co.	1,770	0.40%	2,501
Broadcom, Inc.	13	0.19%	2,451
Insight Enterprises, Inc.	208	0.49%	2,389
Electronic Arts, Inc.	271	0.49%	2,154
Fortinet, Inc.	225	0.17%	1,436
Blackbaud, Inc.	162	0.19%	1,067
Immersion Corp.	4,436	0.42%	813
ServiceNow, Inc.	24	0.22%	450
CEVA, Inc.	549	0.17%	434
Genpact Ltd.	1,444	0.66%	(357)
NetApp, Inc.	212	0.25%	(422)
DXC Technology Co.	495	0.15%	(426)
Teradata Corp.	248	0.14%	(1,029)
Veradigm, Inc.	1,059	0.15%	(1,350)
Total Technology			161,093
Utilities
Atmos Energy Corp.	516	0.79%	1,898
PPL Corp.	2,230	0.80%	1,328
Public Service Enterprise Group, Inc.	933	0.76%	1,189
Xcel Energy, Inc.	968	0.79%	613
Northwestern Energy Group, Inc.	1,086	0.73%	(39)
ONE Gas, Inc.	351	0.30%	(1,698)
National Fuel Gas Co.	1,139	0.76%	(3,078)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Total Utilities			$213
Energy
Marathon Petroleum Corp.	403	0.79%	8,542
Valero Energy Corp.	448	0.77%	5,642
Cheniere Energy, Inc.	251	0.57%	4,538
PBF Energy, Inc. — Class A	571	0.33%	1,422
SolarEdge Technologies, Inc.	138	0.17%	1,185
NOW, Inc.	1,422	0.21%	1,155
Helmerich & Payne, Inc.	647	0.31%	(348)
Exxon Mobil Corp.	186	0.25%	(523)
CVR Energy, Inc.	782	0.31%	(946)
EOG Resources, Inc.	495	0.79%	(1,057)
Occidental Petroleum Corp.	509	0.40%	(1,320)
SandRidge Energy, Inc.	1,447	0.26%	(2,778)
Liberty Energy, Inc. — Class A	1,843	0.44%	(3,624)
Total Energy			11,888
Basic Materials
NewMarket Corp.	110	0.80%	22,362
Cabot Corp.	321	0.36%	1,814
Sylvamo Corp.	463	0.30%	(1,382)
Total Basic Materials			22,794
Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	934	0.31%	1,376
Total GS Equity Long Custom Basket			$852,047

GS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Utilities
AES Corp.	6,341	(1.36)%	10,275
Avista Corp.	1,324	(0.53)%	10,206
Portland General Electric Co.	2,707	(1.31)%	9,062
California Water Service Group	2,191	(1.27)%	4,350
Exelon Corp.	592	(0.24)%	2,463
Alliant Energy Corp.	1,125	(0.64)%	136
Spire, Inc.	790	(0.55)%	(3,025)
PG&E Corp.	6,428	(1.29)%	(4,460)
Southwest Gas Holdings, Inc.	1,876	(1.33)%	(6,991)
Eversource Energy	1,861	(1.28)%	(9,077)
UGI Corp.	4,565	(1.25)%	(9,363)
Total Utilities			3,576
Consumer, Non-cyclical
TreeHouse Foods, Inc.	2,375	(1.10)%	11,312
Avis Budget Group, Inc.	215	(0.43)%	3,943
Grocery Outlet Holding Corp.	1,637	(0.49)%	3,807
ManpowerGroup, Inc.	679	(0.60)%	2,191
Clorox Co.	607	(0.97)%	700
RB Global, Inc.	936	(0.70)%	336
Church & Dwight Company, Inc.	528	(0.56)%	319
Booz Allen Hamilton Holding Corp.	300	(0.43)%	(378)
ICF International, Inc.	229	(0.34)%	(1,069)
Utz Brands, Inc.	4,751	(0.86)%	(2,045)
Insmed, Inc.	862	(0.30)%	(3,669)
CBIZ, Inc.	633	(0.44)%	(5,368)
U-Haul Holding Co.	607	(0.49)%	(8,023)
TransUnion	928	(0.71)%	(8,061)
Cintas Corp.	202	(1.36)%	(9,893)
Neogen Corp.	4,543	(1.02)%	(11,418)
Affirm Holdings, Inc.	503	(0.28)%	(12,386)
Pilgrim's Pride Corp.	3,510	(1.08)%	(12,576)
Rollins, Inc.	2,275	(1.11)%	(13,417)
Equifax, Inc.	507	(1.40)%	(23,193)
Total Consumer, Non-cyclical			(88,888)
Financial
Kennedy-Wilson Holdings, Inc.	9,494	(1.30)%	38,123
Sun Communities, Inc.	756	(1.13)%	25,178
Americold Realty Trust, Inc.	3,446	(1.17)%	13,041
Rexford Industrial Realty, Inc.	1,807	(1.13)%	6,977
American Tower Corp. — Class A	367	(0.89)%	6,564
New York Mortgage Trust, Inc.	8,157	(0.78)%	4,515
Raymond James Financial, Inc.	773	(0.96)%	2,877
Ellington Financial, Inc.	5,696	(0.81)%	1,382
Equinix, Inc.	123	(1.11)%	1,184
UMH Properties, Inc.	5,813	(0.99)%	906
COPT Defense Properties	1,172	(0.34)%	(105)
Alexander & Baldwin, Inc.	4,404	(0.94)%	(962)
Digital Realty Trust, Inc.	572	(0.86)%	(1,912)
Brighthouse Financial, Inc.	2,152	(1.27)%	(3,239)
Invitation Homes, Inc.	1,267	(0.48)%	(4,114)
Rayonier, Inc.	2,335	(0.87)%	(5,226)
PotlatchDeltic Corp.	1,824	(1.00)%	(5,647)
Macerich Co.	1,877	(0.32)%	(5,890)
Apartment Investment and Management Co. — Class A	9,402	(0.82)%	(5,907)
Capitol Federal Financial, Inc.	9,604	(0.69)%	(6,093)
Welltower, Inc.	1,080	(1.09)%	(6,690)
BOK Financial Corp.	1,507	(1.44)%	(7,550)
Veris Residential, Inc.	4,117	(0.72)%	(7,570)
Ventas, Inc.	1,272	(0.71)%	(8,756)
Citigroup, Inc.	2,255	(1.30)%	(9,333)
Carlyle Group, Inc.	1,938	(0.88)%	(10,494)
Air Lease Corp. — Class A	1,800	(0.84)%	(10,716)
TFS Financial Corp.	8,565	(1.41)%	(13,909)
Marcus & Millichap, Inc.	2,191	(1.07)%	(17,415)
Howard Hughes Holdings, Inc.	1,319	(1.26)%	(21,099)
Jones Lang LaSalle, Inc.	598	(1.26)%	(21,725)
PennyMac Financial Services, Inc.	1,069	(1.06)%	(22,068)
Popular, Inc.	1,491	(1.37)%	(22,587)
Merchants Bancorp	1,913	(0.91)%	(22,849)
CBRE Group, Inc. — Class A	1,386	(1.44)%	(29,783)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
KKR & Company, Inc. — Class A	1,525	(1.41)%	$(33,738)
Total Financial			(204,630)
Basic Materials
Piedmont Lithium, Inc.	2,020	(0.64)%	23,165
Hecla Mining Co.	9,804	(0.53)%	10,089
Kaiser Aluminum Corp.	903	(0.72)%	5,815
Novagold Resources, Inc.	11,570	(0.48)%	4,728
Ashland, Inc.	574	(0.54)%	(1,319)
Compass Minerals International, Inc.	1,710	(0.48)%	(1,414)
Tronox Holdings plc — Class A	3,305	(0.52)%	(2,799)
ATI, Inc.	933	(0.47)%	(2,883)
Carpenter Technology Corp.	665	(0.53)%	(3,367)
Linde plc	252	(1.16)%	(5,149)
Schnitzer Steel Industries, Inc. — Class A	1,594	(0.54)%	(5,962)
Element Solutions, Inc.	3,744	(0.97)%	(8,217)
Celanese Corp. — Class A	639	(1.11)%	(8,783)
Chemours Co.	1,945	(0.69)%	(9,916)
Ecolab, Inc.	452	(1.00)%	(12,565)
Stepan Co.	1,331	(1.41)%	(26,899)
Century Aluminum Co.	6,420	(0.87)%	(31,754)
Total Basic Materials			(77,230)
Consumer, Cyclical
Topgolf Callaway Brands Corp.	5,959	(0.95)%	3,099
Walgreens Boots Alliance, Inc.	3,960	(1.16)%	201
Allegiant Travel Co. — Class A	428	(0.39)%	(4,052)
Shake Shack, Inc. — Class A	756	(0.63)%	(6,456)
Floor & Decor Holdings, Inc. — Class A	583	(0.73)%	(7,277)
LGI Homes, Inc.	489	(0.73)%	(8,079)
Lithia Motors, Inc. — Class A	189	(0.70)%	(8,530)
CarMax, Inc.	1,198	(1.03)%	(12,818)
Total Consumer, Cyclical			(43,912)
Energy
Oceaneering International, Inc.	2,284	(0.54)%	4,152
Valaris Ltd.	1,102	(0.84)%	2,471
Noble Corporation plc	600	(0.32)%	1,328
TechnipFMC plc	2,869	(0.65)%	347
Dril-Quip, Inc.	2,771	(0.72)%	63
Callon Petroleum Co.	1,127	(0.41)%	(1,479)
Sitio Royalties Corp. — Class A	1,638	(0.43)%	(2,503)
Archrock, Inc.	4,758	(0.82)%	(10,908)
Total Energy			(6,529)
Industrial
MSA Safety, Inc.	222	(0.42)%	2,073
Tetra Tech, Inc.	274	(0.51)%	(433)
Knight-Swift Transportation Holdings, Inc.	851	(0.55)%	(618)
Norfolk Southern Corp.	117	(0.31)%	(1,003)
Union Pacific Corp.	99	(0.27)%	(1,144)
Werner Enterprises, Inc.	1,772	(0.84)%	(2,261)
RXO, Inc.	2,228	(0.58)%	(3,203)
Stericycle, Inc.	876	(0.48)%	(4,318)
GATX Corp.	834	(1.12)%	(6,123)
Vulcan Materials Co.	389	(0.99)%	(6,926)
Casella Waste Systems, Inc. — Class A	1,174	(1.12)%	(8,769)
Trinity Industries, Inc.	3,825	(1.14)%	(12,194)
Boeing Co.	338	(0.98)%	(22,977)
Total Industrial			(67,896)
Technology
Paycor HCM, Inc.	3,348	(0.81)%	7,732
KBR, Inc.	916	(0.57)%	6,063
Ceridian HCM Holding, Inc.	885	(0.66)%	4,529
Parsons Corp.	942	(0.66)%	(5,624)
Evolent Health, Inc. — Class A	2,070	(0.76)%	(9,750)
HashiCorp, Inc. — Class A	2,648	(0.70)%	(12,216)
Braze, Inc. — Class A	1,269	(0.75)%	(12,547)
Total Technology			(21,813)
Communications
DoorDash, Inc. — Class A	157	(0.17)%	(1,615)
Roku, Inc.	146	(0.15)%	(2,012)
Total Communications			(3,627)
Total GS Equity Short Custom Basket			$(510,949)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Boise Cascade Co.	462	0.77%	$23,590
Mueller Industries, Inc.	838	0.51%	16,596
Snap-on, Inc.	212	0.79%	13,583
Acuity Brands, Inc.	319	0.84%	10,877
Donaldson Company, Inc.	954	0.81%	10,385
UFP Industries, Inc.	240	0.39%	9,928
Terex Corp.	845	0.63%	7,225
TD SYNNEX Corp.	536	0.74%	7,077
Encore Wire Corp.	139	0.38%	6,353
Owens Corning	208	0.40%	6,063
Middleby Corp.	447	0.85%	6,047
Apogee Enterprises, Inc.	939	0.65%	5,948
Scorpio Tankers, Inc.	449	0.35%	5,590
Builders FirstSource, Inc.	109	0.23%	4,869
Atkore, Inc.	143	0.30%	4,210
Griffon Corp.	359	0.28%	4,117
Keysight Technologies, Inc.	178	0.37%	3,867
Teekay Corp.	4,816	0.44%	3,860
Argan, Inc.	548	0.33%	3,720
Carlisle Companies, Inc.	168	0.68%	3,659
IDEX Corp.	264	0.74%	3,588
Teekay Tankers Ltd. — Class A	401	0.26%	3,352
A O Smith Corp.	409	0.44%	3,346
International Seaways, Inc.	1,082	0.64%	3,274
Ardmore Shipping Corp.	1,593	0.29%	3,092
EnerSys	301	0.39%	2,852
Huntington Ingalls Industries, Inc.	131	0.44%	2,478
Insteel Industries, Inc.	330	0.16%	1,744
Garmin Ltd.	382	0.63%	1,665
Brady Corp. — Class A	917	0.69%	1,558
Enerpac Tool Group Corp.	412	0.17%	896
AGCO Corp.	269	0.42%	880
Lindsay Corp.	159	0.27%	860
World Kinect Corp.	553	0.16%	815
Vontier Corp.	688	0.31%	201
Total Industrial			188,165
Communications
Alphabet, Inc. — Class C	361	0.66%	26,325
InterDigital, Inc.	576	0.81%	15,353
Meta Platforms, Inc. — Class A	167	0.76%	14,633
IDT Corp. — Class B	1,219	0.54%	12,353
Verizon Communications, Inc.	1,458	0.71%	7,641
AT&T, Inc.	3,267	0.71%	6,939
Booking Holdings, Inc.	7	0.32%	6,519
Amazon.com, Inc.	217	0.43%	6,256
Yelp, Inc. — Class A	1,256	0.77%	5,083
T-Mobile US, Inc.	348	0.72%	4,902
Juniper Networks, Inc.	1,393	0.53%	3,853
Cisco Systems, Inc.	1,350	0.88%	3,300
Shutterstock, Inc.	449	0.28%	3,264
A10 Networks, Inc.	917	0.16%	1,889
Cargurus, Inc.	566	0.18%	1,270
FactSet Research Systems, Inc.	39	0.24%	859
Ciena Corp.	519	0.30%	588
Cars.com, Inc.	625	0.15%	27
VeriSign, Inc.	272	0.72%	(45)
TEGNA, Inc.	2,414	0.48%	(63)
Walt Disney Co.	221	0.26%	(402)
Gogo, Inc.	2,124	0.28%	(901)
Spok Holdings, Inc.	1,098	0.22%	(1,230)
Fox Corp. — Class A	1,952	0.75%	(2,422)
Ooma, Inc.	3,379	0.47%	(4,321)
Total Communications			111,670
Consumer, Non-cyclical
Perdoceo Education Corp.	1,347	0.31%	9,495
Exelixis, Inc.	1,450	0.45%	9,410
Innoviva, Inc.	2,384	0.49%	8,493
Viatris, Inc.	6,164	0.86%	7,167
Thermo Fisher Scientific, Inc.	129	0.88%	5,660
Incyte Corp.	1,064	0.86%	5,412
Gilead Sciences, Inc.	791	0.83%	3,995
Dynavax Technologies Corp.	2,514	0.45%	3,845
Merck & Company, Inc.	633	0.89%	3,783
Biogen, Inc.	147	0.49%	3,199
Premier, Inc. — Class A	1,580	0.46%	3,105
Heidrick & Struggles International, Inc.	599	0.23%	2,251
Ligand Pharmaceuticals, Inc. — Class B	195	0.18%	2,236
Alarm.com Holdings, Inc.	242	0.20%	1,799
Neurocrine Biosciences, Inc.	110	0.19%	1,700
Cross Country Healthcare, Inc.	651	0.19%	1,439
Ingredion, Inc.	550	0.77%	1,332
Molina Healthcare, Inc.	49	0.23%	1,225
Centene Corp.	216	0.21%	1,177
PayPal Holdings, Inc.	328	0.26%	1,101
Hologic, Inc.	836	0.77%	1,089
Baxter International, Inc.	601	0.30%	1,063
Agilent Technologies, Inc.	91	0.16%	936
AbbVie, Inc.	82	0.16%	835
Royalty Pharma plc — Class A	840	0.30%	797
Edwards Lifesciences Corp.	168	0.17%	701
Johnson & Johnson	439	0.89%	508
Colgate-Palmolive Co.	668	0.69%	505
Supernus Pharmaceuticals, Inc.	419	0.16%	371
Cencora, Inc. — Class A	133	0.35%	318
Eli Lilly & Co.	20	0.15%	(33)
Humana, Inc.	40	0.24%	(376)
United Therapeutics Corp.	137	0.39%	(487)
Halozyme Therapeutics, Inc.	290	0.14%	(874)
Organon & Co.	997	0.19%	(1,159)
Pfizer, Inc.	2,061	0.77%	(3,304)
Bristol-Myers Squibb Co.	1,219	0.81%	(7,325)
Total Consumer, Non-cyclical			71,389
Financial
MGIC Investment Corp.	3,292	0.82%	16,207
Essent Group Ltd.	1,189	0.81%	11,553
American Express Co.	201	0.49%	7,417

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Ambac Financial Group, Inc.	3,232	0.69%	$7,405
International Bancshares Corp.	681	0.48%	7,274
Mr Cooper Group, Inc.	388	0.33%	6,831
Radian Group, Inc.	2,248	0.83%	5,414
National Storage Affiliates Trust	847	0.45%	5,212
Preferred Bank/Los Angeles CA	178	0.17%	4,797
Walker & Dunlop, Inc.	222	0.32%	4,444
AvalonBay Communities, Inc.	202	0.49%	3,882
MetLife, Inc.	468	0.40%	3,007
Globe Life, Inc.	405	0.64%	2,760
Virtus Investment Partners, Inc.	58	0.18%	2,164
Jackson Financial, Inc. — Class A	557	0.37%	1,645
Interactive Brokers Group, Inc. — Class A	432	0.46%	1,637
Brixmor Property Group, Inc.	1,754	0.53%	1,344
Visa, Inc. — Class A	264	0.89%	1,320
Hartford Financial Services Group, Inc.	657	0.68%	1,268
Affiliated Managers Group, Inc.	86	0.17%	1,209
Enact Holdings, Inc.	945	0.35%	911
East West Bancorp, Inc.	178	0.17%	909
American Financial Group, Inc.	251	0.39%	292
Berkshire Hathaway, Inc. — Class B	55	0.25%	99
Equity Commonwealth	3,063	0.76%	87
Reinsurance Group of America, Inc. — Class A	147	0.31%	(331)
Total Financial			98,757
Consumer, Cyclical
Toll Brothers, Inc.	669	0.86%	19,833
Meritage Homes Corp.	315	0.71%	17,110
M/I Homes, Inc.	300	0.53%	16,590
DR Horton, Inc.	404	0.79%	14,066
PulteGroup, Inc.	510	0.68%	14,009
Brunswick Corp.	605	0.76%	13,278
Allison Transmission Holdings, Inc.	832	0.62%	11,821
NVR, Inc.	9	0.81%	8,411
KB Home	526	0.42%	7,734
MSC Industrial Direct Company, Inc. — Class A	599	0.78%	7,032
Lennar Corp. — Class A	190	0.37%	6,495
General Motors Co.	767	0.36%	5,500
Standard Motor Products, Inc.	1,324	0.68%	5,475
Taylor Morrison Home Corp. — Class A	487	0.34%	5,420
PACCAR, Inc.	322	0.41%	4,304
Monarch Casino & Resort, Inc.	744	0.66%	3,939
Home Depot, Inc.	66	0.30%	3,411
Cummins, Inc.	348	1.08%	3,307
Lowe's Companies, Inc.	214	0.61%	3,078
Patrick Industries, Inc.	200	0.26%	2,807
Gentex Corp.	1,531	0.65%	2,590
AutoNation, Inc.	205	0.40%	2,302
Macy's, Inc.	673	0.17%	1,739
Target Corp.	182	0.33%	1,487
ScanSource, Inc.	338	0.17%	1,471
Malibu Boats, Inc. — Class A	254	0.18%	1,410
Golden Entertainment, Inc.	425	0.22%	1,096
Ethan Allen Interiors, Inc.	419	0.17%	809
BorgWarner, Inc.	434	0.20%	621
MasterCraft Boat Holdings, Inc.	717	0.21%	194
Polaris, Inc.	290	0.35%	52
Dolby Laboratories, Inc. — Class A	210	0.23%	(295)
Caleres, Inc.	376	0.15%	(327)
Columbia Sportswear Co.	277	0.28%	(526)
Starbucks Corp.	639	0.79%	(1,086)
Total Consumer, Cyclical			185,157
Technology
Microsoft Corp.	387	1.88%	52,317
Apple, Inc.	325	0.81%	41,332
Photronics, Inc.	919	0.37%	10,166
International Business Machines Corp.	392	0.83%	7,942
QUALCOMM, Inc.	489	0.91%	7,471
Applied Materials, Inc.	206	0.43%	4,916
NXP Semiconductor N.V.	93	0.28%	4,868
NVIDIA Corp.	52	0.33%	4,268
Amdocs Ltd.	688	0.78%	4,038
Skyworks Solutions, Inc.	164	0.24%	3,498
Dropbox, Inc. — Class A	1,464	0.56%	3,314
Cirrus Logic, Inc.	486	0.52%	3,081
Bandwidth, Inc. — Class A	1,116	0.21%	2,965
Amkor Technology, Inc.	536	0.23%	2,622
Hewlett Packard Enterprise Co.	1,770	0.39%	2,477
Broadcom, Inc.	13	0.19%	2,467
Insight Enterprises, Inc.	208	0.48%	2,410
Electronic Arts, Inc.	271	0.48%	2,222
Fortinet, Inc.	225	0.17%	1,439
Blackbaud, Inc.	162	0.18%	1,083
Immersion Corp.	4,436	0.40%	850
ServiceNow, Inc.	24	0.22%	457
CEVA, Inc.	549	0.16%	422
Genpact Ltd.	1,444	0.65%	(154)
NetApp, Inc.	212	0.24%	(416)
DXC Technology Co.	495	0.15%	(423)
Teradata Corp.	248	0.14%	(1,035)
Veradigm, Inc.	1,059	0.14%	(1,324)
Total Technology			163,273
Utilities
Evergy, Inc.	2,296	1.54%	3,215
Atmos Energy Corp.	516	0.77%	1,851
PPL Corp.	2,230	0.78%	1,399
Public Service Enterprise Group, Inc.	933	0.74%	1,140
Xcel Energy, Inc.	968	0.77%	641
Northwestern Energy Group, Inc.	1,086	0.71%	(87)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
ONE Gas, Inc.	351	0.29%	$(1,712)
National Fuel Gas Co.	1,139	0.74%	(3,066)
Total Utilities			3,381
Energy
Marathon Petroleum Corp.	403	0.76%	8,525
Valero Energy Corp.	448	0.75%	5,652
Cheniere Energy, Inc.	251	0.55%	4,567
PBF Energy, Inc. — Class A	571	0.32%	1,443
SolarEdge Technologies, Inc.	138	0.17%	1,182
NOW, Inc.	1,422	0.21%	1,099
Helmerich & Payne, Inc.	647	0.30%	(344)
Exxon Mobil Corp.	186	0.24%	(526)
CVR Energy, Inc.	782	0.31%	(900)
EOG Resources, Inc.	495	0.77%	(1,010)
Occidental Petroleum Corp.	509	0.39%	(1,346)
SandRidge Energy, Inc.	1,447	0.26%	(2,788)
Liberty Energy, Inc. — Class A	1,843	0.43%	(3,618)
Total Energy			11,936
Basic Materials
NewMarket Corp.	110	0.78%	22,315
Cabot Corp.	321	0.35%	1,820
Sylvamo Corp.	463	0.29%	(1,547)
Total Basic Materials			22,588
Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	934	0.30%	1,607
Total MS Equity Long Custom Basket			$857,923

MS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Utilities
Avista Corp.	1,324	(0.53)%	10,261
AES Corp.	6,341	(1.36)%	9,573
Portland General Electric Co.	2,707	(1.31)%	9,046
California Water Service Group	2,191	(1.27)%	4,428
Exelon Corp.	592	(0.24)%	2,459
Alliant Energy Corp.	1,125	(0.64)%	100
Spire, Inc.	790	(0.55)%	(3,036)
PG&E Corp.	6,428	(1.29)%	(4,548)
Southwest Gas Holdings, Inc.	1,876	(1.33)%	(6,878)
Eversource Energy	1,861	(1.28)%	(8,783)
UGI Corp.	4,565	(1.25)%	(8,797)
Total Utilities			3,825
Consumer, Non-cyclical
TreeHouse Foods, Inc.	2,375	(1.10)%	11,707
Avis Budget Group, Inc.	215	(0.43)%	3,810
Grocery Outlet Holding Corp.	1,637	(0.49)%	3,713
ManpowerGroup, Inc.	679	(0.60)%	2,151
Clorox Co.	607	(0.97)%	777
Church & Dwight Company, Inc.	528	(0.56)%	358
RB Global, Inc.	936	(0.70)%	350
Booz Allen Hamilton Holding Corp.	300	(0.43)%	(378)
ICF International, Inc.	229	(0.34)%	(1,062)
Utz Brands, Inc.	4,751	(0.86)%	(2,102)
Insmed, Inc.	862	(0.30)%	(3,649)
CBIZ, Inc.	633	(0.44)%	(5,354)
TransUnion	928	(0.71)%	(8,022)
U-Haul Holding Co.	607	(0.49)%	(8,037)
Cintas Corp.	202	(1.36)%	(9,971)
Neogen Corp.	4,543	(1.02)%	(11,100)
Affirm Holdings, Inc.	503	(0.28)%	(12,362)
Pilgrim's Pride Corp.	3,510	(1.08)%	(12,510)
Rollins, Inc.	2,275	(1.11)%	(13,578)
Equifax, Inc.	507	(1.40)%	(23,530)
Total Consumer, Non-cyclical			(88,789)
Financial
Kennedy-Wilson Holdings, Inc.	9,494	(1.31)%	38,410
Sun Communities, Inc.	756	(1.13)%	25,157
Americold Realty Trust, Inc.	3,446	(1.17)%	13,248
Rexford Industrial Realty, Inc.	1,807	(1.13)%	7,182
American Tower Corp. — Class A	367	(0.89)%	6,397
New York Mortgage Trust, Inc.	8,157	(0.78)%	4,562
Raymond James Financial, Inc.	773	(0.96)%	3,007
Ellington Financial, Inc.	5,696	(0.81)%	1,380
Equinix, Inc.	123	(1.11)%	1,350
UMH Properties, Inc.	5,813	(0.99)%	851
COPT Defense Properties	1,172	(0.34)%	(125)
Alexander & Baldwin, Inc.	4,404	(0.94)%	(914)
Digital Realty Trust, Inc.	572	(0.86)%	(1,951)
Brighthouse Financial, Inc.	2,152	(1.27)%	(3,125)
Invitation Homes, Inc.	1,267	(0.48)%	(4,176)
Rayonier, Inc.	2,335	(0.87)%	(5,073)
PotlatchDeltic Corp.	1,824	(1.00)%	(5,621)
Macerich Co.	1,877	(0.32)%	(5,689)
Apartment Investment and Management Co. — Class A	9,402	(0.82)%	(5,811)
Capitol Federal Financial, Inc.	9,604	(0.69)%	(5,988)
Welltower, Inc.	1,080	(1.09)%	(6,737)
Veris Residential, Inc.	4,117	(0.72)%	(7,108)
BOK Financial Corp.	1,507	(1.44)%	(7,617)
Ventas, Inc.	1,272	(0.71)%	(8,730)
Citigroup, Inc.	2,255	(1.30)%	(9,392)
Carlyle Group, Inc.	1,938	(0.88)%	(10,239)
Air Lease Corp. — Class A	1,800	(0.84)%	(10,705)
TFS Financial Corp.	8,565	(1.41)%	(13,815)
Marcus & Millichap, Inc.	2,191	(1.07)%	(17,341)
Howard Hughes Holdings, Inc.	1,319	(1.26)%	(21,146)
Jones Lang LaSalle, Inc.	598	(1.26)%	(21,655)
PennyMac Financial Services, Inc.	1,069	(1.06)%	(22,092)
Popular, Inc.	1,491	(1.37)%	(22,367)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Merchants Bancorp	1,913	(0.91)%	$(22,946)
CBRE Group, Inc. — Class A	1,386	(1.44)%	(29,771)
KKR & Company, Inc. — Class A	1,525	(1.41)%	(33,703)
Total Financial			(202,293)
Basic Materials
Piedmont Lithium, Inc.	2,020	(0.64)%	23,093
Hecla Mining Co.	9,804	(0.53)%	10,048
Kaiser Aluminum Corp.	903	(0.72)%	5,823
Novagold Resources, Inc.	11,570	(0.48)%	4,776
Compass Minerals International, Inc.	1,710	(0.48)%	(1,167)
Ashland, Inc.	574	(0.54)%	(1,254)
Tronox Holdings plc — Class A	3,305	(0.52)%	(2,652)
ATI, Inc.	933	(0.47)%	(2,975)
Carpenter Technology Corp.	665	(0.53)%	(3,354)
Linde plc	252	(1.16)%	(5,221)
Schnitzer Steel Industries, Inc. — Class A	1,594	(0.54)%	(5,958)
Element Solutions, Inc.	3,744	(0.97)%	(8,212)
Celanese Corp. — Class A	639	(1.11)%	(8,712)
Chemours Co.	1,945	(0.69)%	(9,973)
Ecolab, Inc.	452	(1.00)%	(12,504)
Stepan Co.	1,331	(1.41)%	(26,920)
Century Aluminum Co.	6,420	(0.87)%	(31,573)
Total Basic Materials			(76,735)
Consumer, Cyclical
Topgolf Callaway Brands Corp.	5,959	(0.95)%	3,383
Walgreens Boots Alliance, Inc.	3,960	(1.16)%	123
Allegiant Travel Co. — Class A	428	(0.39)%	(3,890)
Shake Shack, Inc. — Class A	756	(0.63)%	(6,331)
Floor & Decor Holdings, Inc. — Class A	583	(0.73)%	(7,712)
LGI Homes, Inc.	489	(0.73)%	(7,959)
Lithia Motors, Inc. — Class A	189	(0.70)%	(8,546)
CarMax, Inc.	1,198	(1.03)%	(12,757)
Total Consumer, Cyclical			(43,689)
Energy
Oceaneering International, Inc.	2,284	(0.54)%	4,019
Valaris Ltd.	1,102	(0.84)%	2,409
Noble Corporation plc	600	(0.32)%	1,295
TechnipFMC plc	2,869	(0.65)%	415
Dril-Quip, Inc.	2,771	(0.72)%	121
Callon Petroleum Co.	1,127	(0.41)%	(1,446)
Sitio Royalties Corp. — Class A	1,638	(0.43)%	(2,379)
Archrock, Inc.	4,758	(0.82)%	(10,986)
Total Energy			(6,552)
Industrial
MSA Safety, Inc.	222	(0.41)%	2,034
Tetra Tech, Inc.	274	(0.51)%	(423)
Knight-Swift Transportation Holdings, Inc.	851	(0.55)%	(597)
Norfolk Southern Corp.	117	(0.31)%	(1,023)
Union Pacific Corp.	99	(0.27)%	(1,160)
Werner Enterprises, Inc.	1,772	(0.84)%	(2,318)
RXO, Inc.	2,228	(0.58)%	(2,984)
Stericycle, Inc.	876	(0.48)%	(4,213)
GATX Corp.	834	(1.12)%	(6,001)
Vulcan Materials Co.	389	(0.99)%	(7,071)
Casella Waste Systems, Inc. — Class A	1,174	(1.12)%	(8,778)
Trinity Industries, Inc.	3,825	(1.14)%	(12,288)
Boeing Co.	338	(0.98)%	(23,025)
Total Industrial			(67,847)
Technology
Paycor HCM, Inc.	3,348	(0.81)%	7,769
KBR, Inc.	916	(0.57)%	6,053
Ceridian HCM Holding, Inc.	885	(0.66)%	4,495
Parsons Corp.	942	(0.66)%	(5,632)
Evolent Health, Inc. — Class A	2,070	(0.76)%	(9,757)
HashiCorp, Inc. — Class A	2,648	(0.70)%	(11,971)
Braze, Inc. — Class A	1,269	(0.75)%	(12,587)
Total Technology			(21,630)
Communications
DoorDash, Inc. — Class A	157	(0.17)%	(1,629)
Roku, Inc.	146	(0.15)%	(1,981)
Total Communications			(3,610)
Total MS Equity Short Custom Basket			$(507,320)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity custom basket swap collateral at December 31, 2023.
[2]	Rate indicated is the 7-day yield as of December 31, 2023.

GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$14,693,607	$—	$—	$14,693,607
Money Market Fund	252,908	—	—	252,908
Equity Custom Basket Swap Agreements**	—	1,709,970	—	1,709,970
Total Assets	$14,946,515	$1,709,970	$—	$16,656,485

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$1,018,269	$—	$1,018,269

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 59.4%
Financial - 13.8%
WP Carey, Inc. REIT	765	$49,580
Fidelity National Financial, Inc.	904	46,122
Gaming and Leisure Properties, Inc. REIT	934	46,093
Equity LifeStyle Properties, Inc. REIT	652	45,992
Rexford Industrial Realty, Inc. REIT	738	41,402
Reinsurance Group of America, Inc. — Class A	230	37,209
Equitable Holdings, Inc.	1,113	37,063
CubeSmart REIT	786	36,431
RenaissanceRe Holdings Ltd.	184	36,064
East West Bancorp, Inc.	493	35,471
Annaly Capital Management, Inc. REIT	1,749	33,878
Ally Financial, Inc.	949	33,139
Lamar Advertising Co. — Class A REIT	306	32,522
Jones Lang LaSalle, Inc.*	166	31,353
Interactive Brokers Group, Inc. — Class A	374	31,005
Carlyle Group, Inc.	757	30,802
Webster Financial Corp.	602	30,558
EastGroup Properties, Inc. REIT	162	29,733
Erie Indemnity Co. — Class A	87	29,138
Unum Group	641	28,986
First Horizon Corp.	1,954	27,669
NNN REIT, Inc.	638	27,498
American Financial Group, Inc.	229	27,226
Old Republic International Corp.	912	26,813
Voya Financial, Inc.	365	26,630
Omega Healthcare Investors, Inc. REIT	857	26,276
New York Community Bancorp, Inc.	2,527	25,851
Kinsale Capital Group, Inc.	77	25,788
Primerica, Inc.	123	25,308
STAG Industrial, Inc. REIT	635	24,930
Stifel Financial Corp.	357	24,687
Brixmor Property Group, Inc. REIT	1,051	24,457
First Industrial Realty Trust, Inc. REIT	463	24,386
Cullen/Frost Bankers, Inc.	224	24,302
Jefferies Financial Group, Inc.	589	23,801
Pinnacle Financial Partners, Inc.	269	23,462
First American Financial Corp.	361	23,263
Healthcare Realty Trust, Inc. REIT	1,332	22,950
SouthState Corp.	266	22,464
SEI Investments Co.	350	22,242
Prosperity Bancshares, Inc.	328	22,215
Commerce Bancshares, Inc.	415	22,189
Agree Realty Corp. REIT	352	22,158
Starwood Property Trust, Inc. REIT	1,041	21,882
Houlihan Lokey, Inc.	181	21,704
Spirit Realty Capital, Inc. REIT	494	21,583
Selective Insurance Group, Inc.	212	21,090
Evercore, Inc. — Class A	121	20,697
Wintrust Financial Corp.	214	19,849
Essent Group Ltd.	373	19,672
Columbia Banking System, Inc.	729	19,450
Synovus Financial Corp.	511	19,239
Cadence Bank	639	18,908
MGIC Investment Corp.	970	18,711
RLI Corp.	140	18,637
Bank OZK	368	18,337
Affiliated Managers Group, Inc.	118	17,868
Apartment Income REIT Corp.	514	17,851
United Bankshares, Inc.	472	17,724
Kite Realty Group Trust REIT	767	17,534
FNB Corp.	1,255	17,281
Old National Bancorp	1,023	17,278
Home BancShares, Inc.	656	16,616
Valley National Bancorp	1,491	16,192
Glacier Bancorp, Inc.	388	16,032
Rayonier, Inc. REIT	477	15,937
Vornado Realty Trust REIT	559	15,792
Western Union Co.	1,274	15,186
Hanover Insurance Group, Inc.	125	15,178
SLM Corp.	791	15,124
Kilroy Realty Corp. REIT	373	14,860
Hancock Whitney Corp.	301	14,626
Janus Henderson Group plc	463	13,959
PotlatchDeltic Corp. REIT	278	13,650
First Financial Bankshares, Inc.	449	13,605
Cousins Properties, Inc. REIT	531	12,930
UMB Financial Corp.	153	12,783
EPR Properties REIT	263	12,742
Independence Realty Trust, Inc. REIT	786	12,026
Brighthouse Financial, Inc.*	225	11,907
Sabra Health Care REIT, Inc.	809	11,544
Park Hotels & Resorts, Inc. REIT	734	11,230
National Storage Affiliates Trust REIT	270	11,197
Associated Banc-Corp.	520	11,123
Physicians Realty Trust REIT	834	11,101
CNO Financial Group, Inc.	392	10,937
Texas Capital Bancshares, Inc.*	168	10,858
Medical Properties Trust, Inc. REIT[1]	2,095	10,286
Kemper Corp.	211	10,269
Federated Hermes, Inc. — Class B	302	10,226
International Bancshares Corp.	187	10,158
COPT Defense Properties REIT	394	10,098
Total Financial		2,042,573
Industrial - 12.9%
Carlisle Companies, Inc.	170	53,113
Graco, Inc.	590	51,188
Lennox International, Inc.	112	50,122
Owens Corning	311	46,099
AECOM	485	44,828
Lincoln Electric Holdings, Inc.	200	43,492
TopBuild Corp.*	111	41,543
Saia, Inc.*	93	40,754

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 59.4% (continued)
Industrial - 12.9% (continued)
Crown Holdings, Inc.	422	$38,862
XPO, Inc.*	406	35,562
EMCOR Group, Inc.	165	35,546
Toro Co.	363	34,844
Regal Rexnord Corp.	232	34,341
nVent Electric plc	580	34,272
ITT, Inc.	287	34,245
Advanced Drainage Systems, Inc.	240	33,754
Fortune Brands Innovations, Inc.	441	33,578
Knight-Swift Transportation Holdings, Inc.	564	32,515
Trex Company, Inc.*	380	31,460
Tetra Tech, Inc.	186	31,049
Clean Harbors, Inc.*	176	30,714
Curtiss-Wright Corp.	134	29,854
Simpson Manufacturing Company, Inc.	149	29,499
Universal Display Corp.	152	29,072
RBC Bearings, Inc.*	102	29,059
Woodward, Inc.	211	28,724
AptarGroup, Inc.	230	28,433
Berry Global Group, Inc.	413	27,832
Donaldson Company, Inc.	422	27,578
Middleby Corp.*	187	27,521
UFP Industries, Inc.	216	27,119
Graphic Packaging Holding Co.	1,070	26,375
AGCO Corp.	217	26,346
Comfort Systems USA, Inc.	125	25,709
Cognex Corp.	602	25,127
Oshkosh Corp.	229	24,826
Eagle Materials, Inc.	122	24,746
BWX Technologies, Inc.	320	24,554
Landstar System, Inc.	126	24,400
Fluor Corp.*	596	23,345
Littelfuse, Inc.	87	23,278
Arrow Electronics, Inc.*	189	23,105
Acuity Brands, Inc.	108	22,122
MSA Safety, Inc.	129	21,779
Hexcel Corp.	294	21,682
Novanta, Inc.*	125	21,051
Crane Co.	171	20,202
Coherent Corp.*	461	20,067
Chart Industries, Inc.*	147	20,041
Watts Water Technologies, Inc. — Class A	96	20,001
Sensata Technologies Holding plc	529	19,875
TD SYNNEX Corp.	179	19,262
Sonoco Products Co.	343	19,163
Flowserve Corp.	459	18,920
Vontier Corp.	540	18,657
Timken Co.	227	18,194
Ryder System, Inc.	155	17,834
Esab Corp.	198	17,151
Valmont Industries, Inc.	73	17,046
Kirby Corp.*	207	16,245
Stericycle, Inc.*	324	16,057
MasTec, Inc.*	211	15,977
Avnet, Inc.	316	15,926
Louisiana-Pacific Corp.	224	15,866
Exponent, Inc.	177	15,583
GATX Corp.	124	14,907
EnerSys	141	14,235
MDU Resources Group, Inc.	712	14,098
Terex Corp.	235	13,503
Knife River Corp.*	198	13,104
Silgan Holdings, Inc.	283	12,806
Belden, Inc.	146	11,278
Vishay Intertechnology, Inc.	442	10,595
Werner Enterprises, Inc.	222	9,406
Greif, Inc. — Class A	89	5,838
Total Industrial		1,916,854
Consumer, Cyclical - 9.9%
Deckers Outdoor Corp.*	90	60,159
Watsco, Inc.	118	50,559
Williams-Sonoma, Inc.	224	45,199
Burlington Stores, Inc.*	227	44,147
Floor & Decor Holdings, Inc. — Class A*	373	41,612
Five Below, Inc.*	195	41,566
Toll Brothers, Inc.	376	38,649
Casey's General Stores, Inc.	130	35,716
Churchill Downs, Inc.	237	31,978
Lithia Motors, Inc. — Class A	96	31,611
Dick's Sporting Goods, Inc.	215	31,594
BJ's Wholesale Club Holdings, Inc.*	468	31,197
Tempur Sealy International, Inc.	603	30,735
Skechers USA, Inc. — Class A*	467	29,113
Autoliv, Inc.	262	28,870
Lear Corp.	204	28,807
Texas Roadhouse, Inc. — Class A	234	28,602
Vail Resorts, Inc.	133	28,391
WESCO International, Inc.	154	26,778
Gentex Corp.	816	26,651
Wingstop, Inc.	103	26,428
Light & Wonder, Inc. — Class A*	315	25,865
PVH Corp.	211	25,767
Aramark	913	25,655
Murphy USA, Inc.	68	24,246
Wyndham Hotels & Resorts, Inc.	290	23,319
Mattel, Inc.*	1,235	23,317
Brunswick Corp.	241	23,317
Thor Industries, Inc.	186	21,995
Planet Fitness, Inc. — Class A*	299	21,827
Capri Holdings Ltd.*	406	20,397
Hyatt Hotels Corp. — Class A	155	20,213
Taylor Morrison Home Corp. — Class A*	376	20,060
Crocs, Inc.*	212	19,803
Macy's, Inc.	957	19,255
Dolby Laboratories, Inc. — Class A	208	17,926
Polaris, Inc.	186	17,627
TKO Group Holdings, Inc.	210	17,132
KB Home	268	16,739
GameStop Corp. — Class A*,1	939	16,461
MSC Industrial Direct Company, Inc. — Class A	162	16,404

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 59.4% (continued)
Consumer, Cyclical - 9.9% (continued)
Ollie's Bargain Outlet Holdings, Inc.*	216	$16,392
Harley-Davidson, Inc.	443	16,320
YETI Holdings, Inc.*	304	15,741
RH*	54	15,740
Gap, Inc.	750	15,682
Boyd Gaming Corp.	243	15,214
Goodyear Tire & Rubber Co.*	992	14,205
FirstCash Holdings, Inc.	129	13,982
Penn Entertainment, Inc.*	531	13,817
AutoNation, Inc.*	91	13,666
Leggett & Platt, Inc.	466	12,195
Visteon Corp.*	97	12,115
Adient plc*	328	11,926
Wendy's Co.	584	11,376
Penske Automotive Group, Inc.	68	10,915
Hilton Grand Vacations, Inc.*	249	10,005
Fox Factory Holding Corp.*	148	9,987
Travel + Leisure Co.	253	9,890
Choice Hotels International, Inc.	87	9,857
Marriott Vacations Worldwide Corp.	116	9,847
Carter's, Inc.	129	9,661
Columbia Sportswear Co.	121	9,624
Scotts Miracle-Gro Co. — Class A	145	9,244
Nordstrom, Inc.	339	6,255
Under Armour, Inc. — Class A*	660	5,801
Under Armour, Inc. — Class C*	676	5,645
Total Consumer, Cyclical		1,460,789
Consumer, Non-cyclical - 8.6%
Neurocrine Biosciences, Inc.*	344	45,326
Performance Food Group Co.*	544	37,617
United Therapeutics Corp.*	164	36,062
US Foods Holding Corp.*	791	35,919
Service Corporation International	517	35,389
Penumbra, Inc.*	135	33,958
Repligen Corp.*	182	32,724
Chemed Corp.	53	30,992
WEX, Inc.*	149	28,988
Celsius Holdings, Inc.*	519	28,296
Darling Ingredients, Inc.*	558	27,811
Jazz Pharmaceuticals plc*	220	27,060
Tenet Healthcare Corp.*	355	26,827
Exelixis, Inc.*	1,088	26,101
Morningstar, Inc.	91	26,048
BellRing Brands, Inc.*	460	25,498
GXO Logistics, Inc.*	416	25,442
Medpace Holdings, Inc.*	82	25,135
Acadia Healthcare Company, Inc.*	323	25,116
Paylocity Holding Corp.*	151	24,892
Ingredion, Inc.	228	24,745
FTI Consulting, Inc.*	124	24,695
Shockwave Medical, Inc.*	129	24,582
H&R Block, Inc.	503	24,330
Bruker Corp.	324	23,807
Encompass Health Corp.	351	23,419
Globus Medical, Inc. — Class A*	403	21,476
Option Care Health, Inc.*	619	20,854
HealthEquity, Inc.*	299	19,824
Masimo Corp.*	155	18,168
Sprouts Farmers Market, Inc.*	355	17,079
Halozyme Therapeutics, Inc.*	462	17,076
Coty, Inc. — Class A*	1,310	16,270
Post Holdings, Inc.*	178	15,675
Euronet Worldwide, Inc.*	153	15,528
Perrigo Company plc	474	15,253
Haemonetics Corp.*	177	15,135
Flowers Foods, Inc.	672	15,127
Lantheus Holdings, Inc.*	240	14,880
Coca-Cola Consolidated, Inc.	16	14,854
Insperity, Inc.	124	14,535
Envista Holdings Corp.*	599	14,412
Brink's Co.	158	13,896
Neogen Corp.*	688	13,836
Azenta, Inc.*	210	13,679
Grand Canyon Education, Inc.*	103	13,600
ManpowerGroup, Inc.	171	13,589
QuidelOrtho Corp.*	173	12,750
Lancaster Colony Corp.	71	11,814
Inari Medical, Inc.*	179	11,621
Avis Budget Group, Inc.	65	11,522
Arrowhead Pharmaceuticals, Inc.*	375	11,475
Boston Beer Company, Inc. — Class A*	33	11,405
Progyny, Inc.*	292	10,856
Amedisys, Inc.*	114	10,837
Integra LifeSciences Holdings Corp.*	238	10,365
Helen of Troy Ltd.*	83	10,027
Enovis Corp.*	174	9,747
LivaNova plc*	188	9,727
Grocery Outlet Holding Corp.*	347	9,355
Graham Holdings Co. — Class B	13	9,055
Patterson Companies, Inc.	298	8,478
R1 RCM, Inc.*	689	7,283
Sotera Health Co.*	346	5,830
Hertz Global Holdings, Inc.*	463	4,811
Pilgrim's Pride Corp.*	141	3,900
Total Consumer, Non-cyclical		1,266,383
Technology - 4.9%
Manhattan Associates, Inc.*	215	46,294
Super Micro Computer, Inc.*	162	46,050
Dynatrace, Inc.*	834	45,611
Lattice Semiconductor Corp.*	483	33,322
Dropbox, Inc. — Class A*	896	26,414
Onto Innovation, Inc.*	172	26,299
KBR, Inc.	472	26,154
Rambus, Inc.*	376	25,662
Qualys, Inc.*	129	25,320
CACI International, Inc. — Class A*	78	25,261
Science Applications International Corp.	185	22,999
MKS Instruments, Inc.	220	22,631
Aspen Technology, Inc.*	98	21,575
Genpact Ltd.	584	20,271
ZoomInfo Technologies, Inc. — Class A*	1,036	19,156
Wolfspeed, Inc.*	438	19,057

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 59.4% (continued)
Technology - 4.9% (continued)
Maximus, Inc.	213	$17,862
ExlService Holdings, Inc.*	577	17,801
MACOM Technology Solutions Holdings, Inc.*	189	17,568
Kyndryl Holdings, Inc.*	803	16,686
Power Integrations, Inc.	199	16,340
Concentrix Corp.	165	16,205
ASGN, Inc.*	165	15,868
Cirrus Logic, Inc.*	188	15,640
Synaptics, Inc.*	137	15,629
Teradata Corp.*	342	14,880
Silicon Laboratories, Inc.*	111	14,682
Blackbaud, Inc.*	151	13,092
Lumentum Holdings, Inc.*	234	12,266
CommVault Systems, Inc.*	153	12,217
Amkor Technology, Inc.	361	12,010
Doximity, Inc. — Class A*	413	11,580
IPG Photonics Corp.*	103	11,180
Crane NXT Co.	169	9,611
Allegro MicroSystems, Inc.*	249	7,537
Total Technology		720,730
Energy - 3.1%
Ovintiv, Inc.	888	39,001
HF Sinclair Corp.	548	30,452
Chesapeake Energy Corp.	390	30,007
NOV, Inc.	1,378	27,946
Range Resources Corp.	844	25,691
Southwestern Energy Co.*	3,852	25,231
Weatherford International plc*	252	24,653
Chord Energy Corp.	144	23,937
Antero Resources Corp.*	988	22,408
Matador Resources Co.	387	22,005
Murphy Oil Corp.	513	21,884
Civitas Resources, Inc.	298	20,377
ChampionX Corp.	681	19,892
Permian Resources Corp.	1,453	19,761
DT Midstream, Inc.	339	18,577
PBF Energy, Inc. — Class A	380	16,705
Equitrans Midstream Corp.	1,515	15,423
Valaris Ltd.*	219	15,017
Antero Midstream Corp.	1,191	14,923
Sunrun, Inc.*	760	14,919
CNX Resources Corp.*	556	11,120
Total Energy		459,929
Basic Materials - 2.9%
Reliance Steel & Aluminum Co.	201	56,216
RPM International, Inc.	451	50,345
United States Steel Corp.	780	37,947
Cleveland-Cliffs, Inc.*	1,766	36,062
Royal Gold, Inc.	230	27,821
Axalta Coating Systems Ltd.*	770	26,157
Olin Corp.	429	23,145
Alcoa Corp.	624	21,216
Commercial Metals Co.	409	20,466
Valvoline, Inc.*	485	18,226
Chemours Co.	519	16,369
Cabot Corp.	193	16,116
Westlake Corp.	112	15,676
Ashland, Inc.	179	15,091
Avient Corp.	319	13,261
NewMarket Corp.	24	13,100
Livent Corp.*	628	11,291
MP Materials Corp.*	504	10,004
Total Basic Materials		428,509
Utilities - 1.9%
Vistra Corp.	1,175	45,261
Essential Utilities, Inc.	879	32,831
OGE Energy Corp.	700	24,451
UGI Corp.	733	18,032
IDACORP, Inc.	177	17,403
National Fuel Gas Co.	321	16,105
Portland General Electric Co.	354	15,342
New Jersey Resources Corp.	341	15,202
Ormat Technologies, Inc.	188	14,249
Southwest Gas Holdings, Inc.	210	13,303
Black Hills Corp.	238	12,840
PNM Resources, Inc.	300	12,480
ONE Gas, Inc.	194	12,362
ALLETE, Inc.	201	12,293
Spire, Inc.	184	11,470
Northwestern Energy Group, Inc.	214	10,890
Total Utilities		284,514
Communications - 1.3%
GoDaddy, Inc. — Class A*	493	52,337
New York Times Co. — Class A	572	28,022
Ciena Corp.*	517	23,270
Frontier Communications Parent, Inc.*	774	19,613
Iridium Communications, Inc.	433	17,822
Nexstar Media Group, Inc. — Class A	113	17,713
Ziff Davis, Inc.*	161	10,818
TEGNA, Inc.	689	10,542
Calix, Inc.*	205	8,957
Cable One, Inc.	16	8,905
Total Communications		197,999
Consumer Cyclical - 0.1%
Core & Main, Inc. — Class A*	478	19,316
Total Common Stocks
(Cost $6,739,177)		8,797,596

MUTUAL FUNDS† - 7.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[8]	88,750	874,192
Guggenheim Strategy Fund II8	9,844	241,168
Total Mutual Funds
(Cost $1,123,598)		1,115,360

Face Amount
U.S. TREASURY BILLS†† - 2.6%
U.S. Treasury Bills
5.27% due 02/22/24[2,3]	$300,000	297,770

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount
U.S. TREASURY BILLS†† - 2.6% (continued)
5.17% due 01/09/24[3,4]	$87,000	$86,911
Total U.S. Treasury Bills
(Cost $384,615)		384,681

REPURCHASE AGREEMENTS††,5 - 30.8%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24[2]	2,527,715	2,527,715
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24[2]	2,037,050	2,037,050
Total Repurchase Agreements
(Cost $4,564,765)		4,564,765

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.1%
Money Market Fund
First American Government Obligations Fund - Class X, 5.29%[7]	20,435	$20,435
Total Securities Lending Collateral
(Cost $20,435)		20,435
Total Investments - 100.4%
(Cost $12,832,590)		$14,882,837
Other Assets & Liabilities, net - (0.4)%		(58,211)
Total Net Assets - 100.0%		$14,824,626

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	6	Mar 2024	$1,684,860	$80,181

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P MidCap 400 Index	Pay	5.58% (Federal Funds Rate + 0.25%)	At Maturity	03/21/24	3,097	$8,615,595	$123,989
BNP Paribas	S&P MidCap 400 Index	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	03/21/24	263	730,538	10,513
Barclays Bank plc	S&P MidCap 400 Index	Pay	5.75% (SOFR + 0.35%)	At Maturity	03/20/24	897	2,494,118	(2,871)
							$11,840,251	$131,631

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2023 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2023.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of December 31, 2023.
[8]	Affiliated issuer.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,797,596	$—	$—	$8,797,596
Mutual Funds	1,115,360	—	—	1,115,360
U.S. Treasury Bills	—	384,681	—	384,681
Repurchase Agreements	—	4,564,765	—	4,564,765
Securities Lending Collateral	20,435	—	—	20,435
Equity Futures Contracts**	80,181	—	—	80,181
Equity Index Swap Agreements**	—	134,502	—	134,502
Total Assets	$10,013,572	$5,083,948	$—	$15,097,520

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$2,871	$—	$2,871

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/23	Shares 12/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$238,314	$–	$–	$–	$2,854	$241,168	9,844	$9,951
Guggenheim Ultra Short Duration Fund — Institutional Class	861,767	–	–	–	12,425	874,192	88,750	35,835
	$1,100,081	$–	$–	$–	$15,279	$1,115,360		$45,786

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 82.4%
Technology - 39.4%
Apple, Inc.	245,242	$47,216,442
Microsoft Corp.	117,195	44,070,008
Broadcom, Inc.	19,024	21,235,540
NVIDIA Corp.	38,948	19,287,828
Adobe, Inc.*	18,543	11,062,754
Advanced Micro Devices, Inc.*	65,795	9,698,841
Intel Corp.	171,708	8,628,327
Intuit, Inc.	11,401	7,125,967
QUALCOMM, Inc.	45,330	6,556,078
Texas Instruments, Inc.	36,989	6,305,145
Applied Materials, Inc.	34,070	5,521,725
Lam Research Corp.	5,368	4,204,540
Analog Devices, Inc.	20,212	4,013,295
Micron Technology, Inc.	44,952	3,836,204
KLA Corp.	5,536	3,218,077
Synopsys, Inc.*	6,194	3,189,352
Cadence Design Systems, Inc.*	11,080	3,017,860
ASML Holding N.V. — Class G	3,575	2,705,989
NXP Semiconductor N.V.	10,498	2,411,181
Roper Technologies, Inc.	4,351	2,372,035
Crowdstrike Holdings, Inc. — Class A*	9,271	2,367,072
Workday, Inc. — Class A*	8,512	2,349,823
Autodesk, Inc.*	8,706	2,119,737
Marvell Technology, Inc.	35,140	2,119,293
Microchip Technology, Inc.	22,035	1,987,116
Fortinet, Inc.*	31,275	1,830,526
Paychex, Inc.	14,712	1,752,346
Cognizant Technology Solutions Corp. — Class A	20,421	1,542,398
Atlassian Corp. — Class A*	6,313	1,501,610
Electronic Arts, Inc.	10,961	1,499,574
Datadog, Inc. — Class A*	12,306	1,493,702
ON Semiconductor Corp.*	17,541	1,465,200
GLOBALFOUNDRIES, Inc.*,1	22,309	1,351,925
Zscaler, Inc.*	6,041	1,338,444
ANSYS, Inc.*	3,538	1,283,869
MongoDB, Inc.*	2,906	1,188,118
Take-Two Interactive Software, Inc.*	6,926	1,114,740
Splunk, Inc.*	6,863	1,045,578
Total Technology		245,028,259
Communications - 20.7%
Amazon.com, Inc.*	162,951	24,758,775
Meta Platforms, Inc. — Class A*	55,680	19,708,493
Alphabet, Inc. — Class A*	93,317	13,035,451
Alphabet, Inc. — Class C*	90,274	12,722,315
Netflix, Inc.*	17,826	8,679,123
Cisco Systems, Inc.	165,496	8,360,858
T-Mobile US, Inc.	47,100	7,551,543
Comcast Corp. — Class A	163,547	7,171,536
Booking Holdings, Inc.*	1,421	5,040,599
PDD Holdings, Inc. ADR*	27,203	3,980,071
Palo Alto Networks, Inc.*	12,841	3,786,554
MercadoLibre, Inc.*	2,059	3,235,801
Airbnb, Inc. — Class A*	17,706	2,410,495
Charter Communications, Inc. — Class A*	6,024	2,341,408
DoorDash, Inc. — Class A*	15,099	1,493,140
Trade Desk, Inc. — Class A*	18,175	1,307,873
CDW Corp.	5,456	1,240,258
Warner Bros Discovery, Inc.*	99,317	1,130,228
Sirius XM Holdings, Inc.[1]	156,351	855,240
Total Communications		128,809,761
Consumer, Non-cyclical - 10.8%
PepsiCo, Inc.	55,995	9,510,191
Amgen, Inc.	21,797	6,277,972
Intuitive Surgical, Inc.*	14,339	4,837,405
Vertex Pharmaceuticals, Inc.*	10,495	4,270,311
Gilead Sciences, Inc.	50,748	4,111,095
Mondelez International, Inc. — Class A	55,426	4,014,505
Automatic Data Processing, Inc.	16,751	3,902,481
Regeneron Pharmaceuticals, Inc.*	4,363	3,831,979
PayPal Holdings, Inc.*	43,910	2,696,513
Cintas Corp.	4,148	2,499,834
Monster Beverage Corp.*	42,375	2,441,224
Dexcom, Inc.*	15,736	1,952,680
Keurig Dr Pepper, Inc.	56,951	1,897,607
IDEXX Laboratories, Inc.*	3,382	1,877,179
Kraft Heinz Co.	49,954	1,847,299
AstraZeneca plc ADR	23,716	1,597,273
Moderna, Inc.*	15,529	1,544,359
Biogen, Inc.*	5,901	1,527,002
CoStar Group, Inc.*	16,631	1,453,383
GE HealthCare Technologies, Inc.	18,541	1,433,590
Verisk Analytics, Inc. — Class A	5,905	1,410,468
Coca-Cola Europacific Partners plc	18,604	1,241,631
Illumina, Inc.*	6,468	900,604
Total Consumer, Non-cyclical		67,076,585
Consumer, Cyclical - 8.4%
Tesla, Inc.*	75,873	18,852,923
Costco Wholesale Corp.	18,032	11,902,562
Starbucks Corp.	46,294	4,444,687
Marriott International, Inc. — Class A	11,961	2,697,325
Lululemon Athletica, Inc.*	4,945	2,528,329
O'Reilly Automotive, Inc.*	2,410	2,289,693
PACCAR, Inc.	21,304	2,080,336
Copart, Inc.*	39,108	1,916,292
Ross Stores, Inc.	13,792	1,908,675
Fastenal Co.	23,272	1,507,328
Dollar Tree, Inc.*	8,873	1,260,410
Walgreens Boots Alliance, Inc.	35,185	918,680
Total Consumer, Cyclical		52,307,240
Industrial - 1.7%
Honeywell International, Inc.	26,850	5,630,714
CSX Corp.	80,482	2,790,311
Old Dominion Freight Line, Inc.	4,444	1,801,286
Total Industrial		10,222,311
Utilities - 1.0%
American Electric Power Company, Inc.	21,418	1,739,570
Constellation Energy Corp.	13,008	1,520,505
Exelon Corp.	40,542	1,455,458
Xcel Energy, Inc.	22,474	1,391,365
Total Utilities		6,106,898

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 82.4% (continued)
Energy - 0.4%
Baker Hughes Co.	40,981	$1,400,731
Diamondback Energy, Inc.	7,290	1,130,533
Total Energy		2,531,264
Total Common Stocks
(Cost $403,412,369)		512,082,318

MUTUAL FUNDS† - 1.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	301,467	2,969,453
Guggenheim Strategy Fund II2	115,431	2,828,071
Total Mutual Funds
(Cost $5,770,077)		5,797,524

	Face Amount
U.S. TREASURY BILLS†† - 7.4%
U.S. Treasury Bills
5.27% due 02/22/24[3,4]	$22,400,000	22,233,483
5.28% due 02/06/24[3,4]	15,000,000	14,923,007
5.17% due 01/09/24[4,5]	8,940,000	8,930,884
Total U.S. Treasury Bills
(Cost $46,079,887)		46,087,374

FEDERAL AGENCY DISCOUNT NOTES†† - 2.4%
Federal Home Loan Bank
5.20% due 01/02/24[4]	15,000,000	14,997,795
Total Federal Agency Discount Notes
(Cost $14,997,833)		14,997,795

REPURCHASE AGREEMENTS††,6 - 3.1%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24[3]	10,632,376	10,632,376
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24[3]	8,568,485	8,568,485
Total Repurchase Agreements
(Cost $19,200,861)		19,200,861

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.2%
Money Market Fund
First American Government Obligations Fund - Class X, 5.29%[8]	1,330,988	1,330,988
Total Securities Lending Collateral
(Cost $1,330,988)		1,330,988
Total Investments - 96.5%
(Cost $490,792,015)		$599,496,860
Other Assets & Liabilities, net - 3.5%		21,723,673
Total Net Assets - 100.0%		$621,220,533

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	317	Mar 2024	$107,902,045	$3,330,853

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	5.83% (Federal Funds Rate + 0.50%)	At Maturity	03/21/24	16,880	$284,016,802	$2,659,347
BNP Paribas	NASDAQ-100 Index	Pay	5.98% (Federal Funds Rate + 0.65%)	At Maturity	03/21/24	1,643	27,651,750	446,631
Barclays Bank plc	NASDAQ-100 Index	Pay	5.90% (SOFR + 0.50%)	At Maturity	03/20/24	18,484	311,016,087	176,519
							$622,684,639	$3,282,497

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2023 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2023.
[4]	Rate indicated is the effective yield at the time of purchase.

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

[5]	All or a portion of this security is pledged as futures collateral at December 31, 2023.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of December 31, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$512,082,318	$—	$—	$512,082,318
Mutual Funds	5,797,524	—	—	5,797,524
U.S. Treasury Bills	—	46,087,374	—	46,087,374
Federal Agency Discount Notes	—	14,997,795	—	14,997,795
Repurchase Agreements	—	19,200,861	—	19,200,861
Securities Lending Collateral	1,330,988	—	—	1,330,988
Equity Futures Contracts**	3,330,853	—	—	3,330,853
Equity Index Swap Agreements**	—	3,282,497	—	3,282,497
Total Assets	$522,541,683	$83,568,527	$—	$606,110,210

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/23	Shares 12/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,393,112	$–	$(600,000)	$(1,978)	$36,937	$2,828,071	115,431	$126,840
Guggenheim Ultra Short Duration Fund — Institutional Class	3,524,787	–	(600,000)	(5,538)	50,204	2,969,453	301,467	131,632
	$6,917,899	$–	$(1,200,000)	$(7,516)	$87,141	$5,797,524		$258,472

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 95.3%
Technology - 45.6%
Apple, Inc.	804,520	$154,894,236
Microsoft Corp.	384,460	144,572,338
Broadcom, Inc.	62,409	69,664,046
NVIDIA Corp.	127,770	63,274,259
Adobe, Inc.*	60,832	36,292,371
Advanced Micro Devices, Inc.*	215,843	31,817,417
Intel Corp.	563,291	28,305,373
Intuit, Inc.	37,402	23,377,372
QUALCOMM, Inc.	148,705	21,507,204
Texas Instruments, Inc.	121,343	20,684,128
Applied Materials, Inc.	111,767	18,114,078
Lam Research Corp.	17,608	13,791,642
Analog Devices, Inc.	66,304	13,165,322
Micron Technology, Inc.	147,467	12,584,834
KLA Corp.	18,162	10,557,571
Synopsys, Inc.*	20,320	10,462,971
Cadence Design Systems, Inc.*	36,350	9,900,650
ASML Holding N.V. — Class G	11,729	8,877,915
NXP Semiconductor N.V.	34,439	7,909,949
Roper Technologies, Inc.	14,272	7,780,666
Crowdstrike Holdings, Inc. — Class A*	30,413	7,765,047
Workday, Inc. — Class A*	27,924	7,708,699
Autodesk, Inc.*	28,560	6,953,789
Marvell Technology, Inc.	115,277	6,952,356
Microchip Technology, Inc.	72,288	6,518,932
Fortinet, Inc.*	102,599	6,005,119
Paychex, Inc.	48,263	5,748,606
Cognizant Technology Solutions Corp. — Class A	66,993	5,059,981
Atlassian Corp. — Class A*	20,711	4,926,319
Electronic Arts, Inc.	35,958	4,919,414
Datadog, Inc. — Class A*	40,371	4,900,232
ON Semiconductor Corp.*	57,545	4,806,734
GLOBALFOUNDRIES, Inc.*,1	73,184	4,434,950
Zscaler, Inc.*	19,817	4,390,655
ANSYS, Inc.*	11,607	4,211,948
MongoDB, Inc.*	9,532	3,897,158
Take-Two Interactive Software, Inc.*	22,722	3,657,106
Splunk, Inc.*	22,513	3,429,856
Total Technology		803,821,243
Communications - 24.0%
Amazon.com, Inc.*	534,564	81,221,654
Meta Platforms, Inc. — Class A*	182,662	64,655,041
Alphabet, Inc. — Class A*	306,130	42,763,300
Alphabet, Inc. — Class C*	296,146	41,735,856
Netflix, Inc.*	58,477	28,471,282
Cisco Systems, Inc.	542,912	27,427,914
T-Mobile US, Inc.	154,514	24,773,230
Comcast Corp. — Class A	536,520	23,526,402
Booking Holdings, Inc.*	4,662	16,537,140
PDD Holdings, Inc. ADR*	89,240	13,056,704
Palo Alto Networks, Inc.*	42,127	12,422,410
MercadoLibre, Inc.*	6,755	10,615,753
Airbnb, Inc. — Class A*	58,085	7,907,692
Charter Communications, Inc. — Class A*	19,763	7,681,483
DoorDash, Inc. — Class A*	49,534	4,898,417
Trade Desk, Inc. — Class A*	59,624	4,290,543
CDW Corp.	17,898	4,068,573
Warner Bros Discovery, Inc.*	325,811	3,707,729
Sirius XM Holdings, Inc.[1]	512,912	2,805,628
Total Communications		422,566,751
Consumer, Non-cyclical - 12.5%
PepsiCo, Inc.	183,693	31,198,419
Amgen, Inc.	71,504	20,594,582
Intuitive Surgical, Inc.*	47,039	15,869,077
Vertex Pharmaceuticals, Inc.*	34,428	14,008,409
Gilead Sciences, Inc.	166,481	13,486,626
Mondelez International, Inc. — Class A	181,826	13,169,657
Automatic Data Processing, Inc.	54,953	12,802,400
Regeneron Pharmaceuticals, Inc.*	14,313	12,570,965
PayPal Holdings, Inc.*	144,048	8,845,988
Cintas Corp.	13,609	8,201,600
Monster Beverage Corp.*	139,011	8,008,424
Dexcom, Inc.*	51,623	6,405,898
Keurig Dr Pepper, Inc.	186,829	6,225,142
IDEXX Laboratories, Inc.*	11,096	6,158,835
Kraft Heinz Co.	163,875	6,060,098
AstraZeneca plc ADR	77,800	5,239,830
Moderna, Inc.*	50,942	5,066,182
Biogen, Inc.*	19,359	5,009,528
CoStar Group, Inc.*	54,561	4,768,086
GE HealthCare Technologies, Inc.	60,824	4,702,911
Verisk Analytics, Inc. — Class A	19,371	4,626,957
Coca-Cola Europacific Partners plc	61,031	4,073,209
Illumina, Inc.*	21,217	2,954,255
Total Consumer, Non-cyclical		220,047,078
Consumer, Cyclical - 9.7%
Tesla, Inc.*	248,908	61,848,660
Costco Wholesale Corp.	59,154	39,046,372
Starbucks Corp.	151,872	14,581,231
Marriott International, Inc. — Class A	39,239	8,848,787
Lululemon Athletica, Inc.*	16,223	8,294,658
O'Reilly Automotive, Inc.*	7,905	7,510,382
PACCAR, Inc.	69,887	6,824,465
Copart, Inc.*	128,294	6,286,406
Ross Stores, Inc.	45,244	6,261,317
Fastenal Co.	76,345	4,944,866
Dollar Tree, Inc.*	29,109	4,134,934
Walgreens Boots Alliance, Inc.	115,426	3,013,773
Total Consumer, Cyclical		171,595,851
Industrial - 1.9%
Honeywell International, Inc.	88,081	18,471,466
CSX Corp.	264,027	9,153,816
Old Dominion Freight Line, Inc.	14,578	5,908,901
Total Industrial		33,534,183
Utilities - 1.1%
American Electric Power Company, Inc.	70,261	5,706,598
Constellation Energy Corp.	42,672	4,987,930
Exelon Corp.	132,998	4,774,628

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 95.3% (continued)
Utilities - 1.1% (continued)
Xcel Energy, Inc.	73,727	$4,564,439
Total Utilities		20,033,595
Energy - 0.5%
Baker Hughes Co.	134,441	4,595,194
Diamondback Energy, Inc.	23,914	3,708,583
Total Energy		8,303,777
Total Common Stocks
(Cost $609,727,107)		1,679,902,478
MUTUAL FUNDS† - 2.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	2,756,359	27,150,139
Guggenheim Strategy Fund II2	575,584	14,101,819
Guggenheim Strategy Fund III[2]	370,504	9,095,868
Total Mutual Funds
(Cost $51,083,879)		50,347,826

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 1.4%
Federal Home Loan Bank
5.20% due 01/02/24[3]	$20,000,000	19,997,060
Federal Farm Credit Bank
5.25% due 01/08/24[3]	5,000,000	4,994,896
Total Federal Agency Discount Notes
(Cost $24,992,007)		24,991,956

U.S. TREASURY BILLS†† - 0.2%
U.S. Treasury Bills
5.27% due 02/22/24[3,4]	2,700,000	2,679,929
5.17% due 01/09/24[3,5]	999,000	997,981
5.23% due 02/22/24[3]	500,000	496,283
Total U.S. Treasury Bills
(Cost $4,173,498)		4,174,193

REPURCHASE AGREEMENTS††,6 - 0.6%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24[4]	5,398,900	5,398,900
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24[4]	4,350,899	4,350,899
Total Repurchase Agreements
(Cost $9,749,799)		9,749,799

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.3%
Money Market Fund
First American Government Obligations Fund - Class X, 5.29%[8]	5,549,633	5,549,633
Total Securities Lending Collateral
(Cost $5,549,633)		5,549,633
Total Investments - 100.7%
(Cost $705,275,923)		$1,774,715,885
Other Assets & Liabilities, net - (0.7)%		(12,170,493)
Total Net Assets - 100.0%		$1,762,545,392

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	106	Mar 2024	$36,080,810	$644,870

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	5.83% (Federal Funds Rate + 0.50%)	At Maturity	03/21/24	1,278	$21,508,201	$327,777
BNP Paribas	NASDAQ-100 Index	Pay	5.98% (Federal Funds Rate + 0.65%)	At Maturity	03/21/24	486	8,178,354	132,093
Barclays Bank plc	NASDAQ-100 Index	Pay	5.90% (SOFR + 0.50%)	At Maturity	03/20/24	1,033	17,375,001	14,548

							$47,061,556	$474,418

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

[1]	All or a portion of this security is on loan at December 31, 2023 — See Note 5.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2023.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2023.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of December 31, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,679,902,478	$—	$—	$1,679,902,478
Mutual Funds	50,347,826	—	—	50,347,826
Federal Agency Discount Notes	—	24,991,956	—	24,991,956
U.S. Treasury Bills	—	4,174,193	—	4,174,193
Repurchase Agreements	—	9,749,799	—	9,749,799
Securities Lending Collateral	5,549,633	—	—	5,549,633
Equity Futures Contracts**	644,870	—	—	644,870
Equity Index Swap Agreements**	—	474,418	—	474,418
Total Assets	$1,736,444,807	$39,390,366	$—	$1,775,835,173

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/23	Shares 12/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$13,934,899	$–	$–	$–	$166,920	$14,101,819	575,584	$581,868
Guggenheim Strategy Fund III	8,984,717	–	–	–	111,151	9,095,868	370,504	369,831
Guggenheim Ultra Short Duration Fund — Institutional Class	29,758,082	–	(2,999,999)	(94,832)	486,888	27,150,139	2,756,359	1,132,207
	$52,677,698	$–	$(2,999,999)	$(94,832)	$764,959	$50,347,826		$2,083,906

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 81.5%
Technology - 22.6%
Apple, Inc.	77,675	$14,954,768
Microsoft Corp.	39,488	14,849,067
NVIDIA Corp.	13,123	6,498,772
Broadcom, Inc.	2,332	2,603,095
Adobe, Inc.*	2,419	1,443,175
Salesforce, Inc.*	5,169	1,360,171
Advanced Micro Devices, Inc.*	8,584	1,265,367
Accenture plc — Class A	3,335	1,170,285
Intel Corp.	22,400	1,125,600
Intuit, Inc.	1,489	930,670
Oracle Corp.	8,442	890,040
QUALCOMM, Inc.	5,914	855,342
Texas Instruments, Inc.	4,825	822,469
International Business Machines Corp.	4,851	793,381
ServiceNow, Inc.*	1,089	769,368
Applied Materials, Inc.	4,445	720,401
Lam Research Corp.	700	548,282
Analog Devices, Inc.	2,648	525,787
Micron Technology, Inc.	5,834	497,874
Fiserv, Inc.*	3,189	423,627
KLA Corp.	722	419,699
Synopsys, Inc.*	807	415,532
Cadence Design Systems, Inc.*	1,445	393,575
NXP Semiconductor N.V.	1,370	314,662
Roper Technologies, Inc.	568	309,657
Autodesk, Inc.*	1,136	276,593
Microchip Technology, Inc.	2,875	259,267
MSCI, Inc. — Class A	420	237,573
Paychex, Inc.	1,708	203,440
Cognizant Technology Solutions Corp. — Class A	2,664	201,212
Fortinet, Inc.*	3,386	198,183
ON Semiconductor Corp.*	2,288	191,117
Fidelity National Information Services, Inc.	3,148	189,100
Electronic Arts, Inc.	1,300	177,853
ANSYS, Inc.*	460	166,925
Monolithic Power Systems, Inc.	255	160,849
Fair Isaac Corp.*	131	152,485
HP, Inc.	4,620	139,016
Take-Two Interactive Software, Inc.*	840	135,198
Broadridge Financial Solutions, Inc.	624	128,388
Hewlett Packard Enterprise Co.	6,816	115,736
PTC, Inc.*	631	110,400
NetApp, Inc.	1,109	97,769
Skyworks Solutions, Inc.	846	95,107
Akamai Technologies, Inc.*	801	94,798
Tyler Technologies, Inc.*	223	93,241
EPAM Systems, Inc.*	306	90,986
Western Digital Corp.*	1,723	90,233
Seagate Technology Holdings plc	1,034	88,273
Teradyne, Inc.	812	88,118
Leidos Holdings, Inc.	731	79,123
Zebra Technologies Corp. — Class A*	273	74,619
Jack Henry & Associates, Inc.	387	63,240
Qorvo, Inc.*	517	58,219
Ceridian HCM Holding, Inc.*	828	55,575
Paycom Software, Inc.	261	53,954
Total Technology		59,067,256
Consumer, Non-cyclical - 15.5%
UnitedHealth Group, Inc.	4,914	2,587,074
Eli Lilly & Co.	4,237	2,469,832
Johnson & Johnson	12,789	2,004,548
Procter & Gamble Co.	12,522	1,834,974
Merck & Company, Inc.	13,463	1,467,736
AbbVie, Inc.	9,381	1,453,774
PepsiCo, Inc.	7,305	1,240,681
Coca-Cola Co.	20,674	1,218,319
Thermo Fisher Scientific, Inc.	2,053	1,089,712
Abbott Laboratories	9,220	1,014,845
Pfizer, Inc.	30,000	863,700
Amgen, Inc.	2,843	818,841
Danaher Corp.	3,494	808,302
Philip Morris International, Inc.	8,248	775,972
S&P Global, Inc.	1,721	758,135
Intuitive Surgical, Inc.*	1,871	631,201
Elevance Health, Inc.	1,248	588,507
Medtronic plc	7,068	582,262
Vertex Pharmaceuticals, Inc.*	1,369	557,032
Bristol-Myers Squibb Co.	10,811	554,712
CVS Health Corp.	6,823	538,744
Stryker Corp.	1,796	537,830
Gilead Sciences, Inc.	6,620	536,286
Mondelez International, Inc. — Class A	7,228	523,524
Automatic Data Processing, Inc.	2,185	509,039
Regeneron Pharmaceuticals, Inc.*	569	499,747
Zoetis, Inc.	2,439	481,385
Cigna Group	1,555	465,645
Boston Scientific Corp.*	7,780	449,762
Altria Group, Inc.	9,397	379,075
Becton Dickinson & Co.	1,540	375,498
PayPal Holdings, Inc.*	5,728	351,756
Colgate-Palmolive Co.	4,375	348,731
McKesson Corp.	707	327,327
Moody's Corp.	836	326,508
Humana, Inc.	653	298,950
HCA Healthcare, Inc.	1,052	284,755
Cintas Corp.	459	276,621
Dexcom, Inc.*	2,053	254,757
Edwards Lifesciences Corp.*	3,222	245,677
IDEXX Laboratories, Inc.*	442	245,332
Monster Beverage Corp.*	3,925	226,119
IQVIA Holdings, Inc.*	973	225,133
Kimberly-Clark Corp.	1,796	218,232
Agilent Technologies, Inc.	1,555	216,192
Centene Corp.*	2,838	210,608
Constellation Brands, Inc. — Class A	858	207,421
United Rentals, Inc.	360	206,431
Archer-Daniels-Midland Co.	2,833	204,599
General Mills, Inc.	3,088	201,153
Biogen, Inc.*	769	198,994
Kenvue, Inc.	9,157	197,150
Sysco Corp.	2,678	195,842

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 81.5% (continued)
Consumer, Non-cyclical - 15.5% (continued)
CoStar Group, Inc.*	2,170	$189,636
Gartner, Inc.*	414	186,760
Verisk Analytics, Inc. — Class A	771	184,161
Cencora, Inc. — Class A	886	181,967
Estee Lauder Companies, Inc. — Class A	1,234	180,473
Corteva, Inc.	3,744	179,412
Keurig Dr Pepper, Inc.	5,349	178,229
Global Payments, Inc.	1,383	175,641
Moderna, Inc.*	1,762	175,231
Quanta Services, Inc.	772	166,598
Equifax, Inc.	655	161,975
GE HealthCare Technologies, Inc.	2,080	160,826
Kroger Co.	3,516	160,717
Kraft Heinz Co.	4,235	156,610
Hershey Co.	796	148,406
West Pharmaceutical Services, Inc.	393	138,383
Zimmer Biomet Holdings, Inc.	1,110	135,087
ResMed, Inc.	781	134,348
Cardinal Health, Inc.	1,310	132,048
Church & Dwight Company, Inc.	1,308	123,684
Illumina, Inc.*	844	117,519
STERIS plc	525	115,421
Molina Healthcare, Inc.*	309	111,645
FleetCor Technologies, Inc.*	384	108,522
Baxter International, Inc.	2,695	104,189
Align Technology, Inc.*	378	103,572
Waters Corp.*	314	103,378
Laboratory Corporation of America Holdings	451	102,508
Cooper Companies, Inc.	263	99,530
Clorox Co.	659	93,967
Hologic, Inc.*	1,301	92,956
McCormick & Company, Inc.	1,335	91,341
Avery Dennison Corp.	428	86,525
Lamb Weston Holdings, Inc.	770	83,229
Quest Diagnostics, Inc.	596	82,176
Tyson Foods, Inc. — Class A	1,515	81,431
Insulet Corp.*	371	80,500
Kellanova	1,401	78,330
Bunge Global S.A.	772	77,933
Conagra Brands, Inc.	2,539	72,768
Revvity, Inc.	656	71,707
J M Smucker Co.	564	71,278
Viatris, Inc.	6,373	69,020
Rollins, Inc.	1,492	65,156
Bio-Techne Corp.	840	64,814
Charles River Laboratories International, Inc.*	273	64,537
Teleflex, Inc.	249	62,086
Incyte Corp.*	988	62,037
Molson Coors Beverage Co. — Class B	984	60,231
MarketAxess Holdings, Inc.	201	58,863
Brown-Forman Corp. — Class B	971	55,444
Henry Schein, Inc.*	693	52,467
Robert Half, Inc.	563	49,499
Universal Health Services, Inc. — Class B	324	49,390
Hormel Foods Corp.	1,538	49,385
Campbell Soup Co.	1,044	45,132
Catalent, Inc.*	958	43,043
Dentsply Sirona, Inc.	1,126	40,074
Bio-Rad Laboratories, Inc. — Class A*	111	35,841
DaVita, Inc.*	286	29,961
Total Consumer, Non-cyclical		40,322,579
Financial - 11.5%
Berkshire Hathaway, Inc. — Class B*	9,667	3,447,832
JPMorgan Chase & Co.	15,360	2,612,736
Visa, Inc. — Class A	8,468	2,204,644
Mastercard, Inc. — Class A	4,399	1,876,217
Bank of America Corp.	36,580	1,231,649
Wells Fargo & Co.	19,295	949,700
Goldman Sachs Group, Inc.	1,733	668,539
Prologis, Inc. REIT	4,909	654,370
Morgan Stanley	6,714	626,080
BlackRock, Inc. — Class A	743	603,167
American Express Co.	3,058	572,886
Charles Schwab Corp.	7,907	544,002
American Tower Corp. — Class A REIT	2,477	534,735
Citigroup, Inc.	10,168	523,042
Marsh & McLennan Companies, Inc.	2,620	496,411
Progressive Corp.	3,108	495,042
Blackstone, Inc. — Class A	3,775	494,223
Chubb Ltd.	2,168	489,968
CME Group, Inc. — Class A	1,913	402,878
Equinix, Inc. REIT	498	401,084
Intercontinental Exchange, Inc.	3,041	390,556
U.S. Bancorp	8,273	358,055
PNC Financial Services Group, Inc.	2,116	327,663
Aon plc — Class A	1,063	309,354
Crown Castle, Inc. REIT	2,306	265,628
Capital One Financial Corp.	2,023	265,256
Welltower, Inc. REIT	2,941	265,190
Truist Financial Corp.	7,086	261,615
Arthur J Gallagher & Co.	1,147	257,937
Public Storage REIT	841	256,505
American International Group, Inc.	3,730	252,708
Simon Property Group, Inc. REIT	1,733	247,195
Aflac, Inc.	2,825	233,063
Travelers Companies, Inc.	1,214	231,255
Realty Income Corp. REIT	3,846	220,837
MetLife, Inc.	3,303	218,427
Digital Realty Trust, Inc. REIT	1,609	216,539
Bank of New York Mellon Corp.	4,085	212,624
Ameriprise Financial, Inc.	537	203,969
Prudential Financial, Inc.	1,918	198,916
Allstate Corp.	1,390	194,572
Extra Space Storage, Inc. REIT	1,122	179,890
VICI Properties, Inc. REIT	5,496	175,213
CBRE Group, Inc. — Class A*	1,618	150,619
Discover Financial Services	1,329	149,379
Arch Capital Group Ltd.*	1,983	147,277

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 81.5% (continued)
Financial - 11.5% (continued)
SBA Communications Corp. REIT	573	$145,364
AvalonBay Communities, Inc. REIT	755	141,351
Weyerhaeuser Co. REIT	3,878	134,838
Willis Towers Watson plc	549	132,419
Hartford Financial Services Group, Inc.	1,598	128,447
T. Rowe Price Group, Inc.	1,187	127,828
State Street Corp.	1,640	127,034
Fifth Third Bancorp	3,618	124,785
M&T Bank Corp.	881	120,767
Equity Residential REIT	1,836	112,290
Raymond James Financial, Inc.	998	111,277
Iron Mountain, Inc. REIT	1,551	108,539
Ventas, Inc. REIT	2,138	106,558
Alexandria Real Estate Equities, Inc. REIT	831	105,346
Nasdaq, Inc.	1,808	105,117
Invitation Homes, Inc. REIT	3,056	104,240
Cboe Global Markets, Inc.	561	100,172
Huntington Bancshares, Inc.	7,694	97,868
Regions Financial Corp.	4,942	95,776
Northern Trust Corp.	1,100	92,818
Principal Financial Group, Inc.	1,165	91,651
Brown & Brown, Inc.	1,255	89,243
Cincinnati Financial Corp.	834	86,286
Essex Property Trust, Inc. REIT	341	84,548
Synchrony Financial	2,199	83,980
Mid-America Apartment Communities, Inc. REIT	619	83,231
Citizens Financial Group, Inc.	2,477	82,088
Everest Group Ltd.	231	81,677
W R Berkley Corp.	1,082	76,519
Kimco Realty Corp. REIT	3,533	75,288
Host Hotels & Resorts, Inc. REIT	3,748	72,974
KeyCorp	4,974	71,626
Loews Corp.	973	67,711
UDR, Inc. REIT	1,607	61,532
Regency Centers Corp. REIT	873	58,491
Healthpeak Properties, Inc. REIT	2,906	57,539
Camden Property Trust REIT	567	56,297
Globe Life, Inc.	455	55,383
Boston Properties, Inc. REIT	767	53,820
Assurant, Inc.	279	47,009
Franklin Resources, Inc.	1,498	44,625
Invesco Ltd.	2,389	42,620
Federal Realty Investment Trust REIT	390	40,190
Comerica, Inc.	701	39,123
Zions Bancorp North America	787	34,526
Total Financial		29,980,258
Communications - 11.5%
Amazon.com, Inc.*	48,317	7,341,285
Alphabet, Inc. — Class A*	31,442	4,392,133
Meta Platforms, Inc. — Class A*	11,792	4,173,896
Alphabet, Inc. — Class C*	26,463	3,729,431
Netflix, Inc.*	2,325	1,131,996
Cisco Systems, Inc.	21,520	1,087,190
Comcast Corp. — Class A	21,335	935,540
Walt Disney Co.	9,722	877,800
Verizon Communications, Inc.	22,337	842,105
Uber Technologies, Inc.*	10,933	673,145
Booking Holdings, Inc.*	185	656,236
AT&T, Inc.	37,988	637,439
Palo Alto Networks, Inc.*	1,651	486,847
T-Mobile US, Inc.	2,703	433,372
Arista Networks, Inc.*	1,339	315,348
Airbnb, Inc. — Class A*	2,309	314,347
Motorola Solutions, Inc.	881	275,832
Charter Communications, Inc. — Class A*	534	207,555
CDW Corp.	711	161,624
Warner Bros Discovery, Inc.*	11,790	134,170
Corning, Inc.	4,080	124,236
eBay, Inc.	2,758	120,304
Expedia Group, Inc.*	708	107,467
VeriSign, Inc.*	472	97,213
FactSet Research Systems, Inc.	202	96,364
Omnicom Group, Inc.	1,051	90,922
Gen Digital, Inc.	2,995	68,346
Interpublic Group of Companies, Inc.	2,035	66,422
F5, Inc.*	317	56,737
Match Group, Inc.*	1,444	52,706
Etsy, Inc.*	636	51,548
Juniper Networks, Inc.	1,693	49,910
News Corp. — Class A	2,022	49,640
Fox Corp. — Class A	1,314	38,986
Paramount Global — Class B	2,562	37,892
Fox Corp. — Class B	701	19,383
News Corp. — Class B	610	15,689
Total Communications		29,951,056
Consumer, Cyclical - 7.4%
Tesla, Inc.*	14,694	3,651,165
Home Depot, Inc.	5,313	1,841,220
Costco Wholesale Corp.	2,352	1,552,508
Walmart, Inc.	7,579	1,194,829
McDonald's Corp.	3,854	1,142,750
NIKE, Inc. — Class B	6,503	706,031
Lowe's Companies, Inc.	3,066	682,338
Starbucks Corp.	6,071	582,877
TJX Companies, Inc.	6,078	570,177
Target Corp.	2,453	349,356
Chipotle Mexican Grill, Inc. — Class A*	146	333,896
Lululemon Athletica, Inc.*	612	312,909
O'Reilly Automotive, Inc.*	314	298,325
Marriott International, Inc. — Class A	1,311	295,644
PACCAR, Inc.	2,779	271,370
General Motors Co.	7,275	261,318
Ford Motor Co.	20,891	254,661
Ross Stores, Inc.	1,799	248,964
Hilton Worldwide Holdings, Inc.	1,362	248,006
DR Horton, Inc.	1,601	243,320
AutoZone, Inc.*	93	240,462
Copart, Inc.*	4,642	227,458
Lennar Corp. — Class A	1,329	198,074
Fastenal Co.	3,036	196,642
WW Grainger, Inc.	235	194,742
Yum! Brands, Inc.	1,489	194,553

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 81.5% (continued)
Consumer, Cyclical - 7.4% (continued)
Cummins, Inc.	753	$180,396
Royal Caribbean Cruises Ltd.*	1,252	162,121
Dollar General Corp.	1,166	158,518
Dollar Tree, Inc.*	1,110	157,675
Delta Air Lines, Inc.	3,419	137,547
Aptiv plc*	1,503	134,849
Ulta Beauty, Inc.*	261	127,887
Tractor Supply Co.	574	123,427
NVR, Inc.*	17	119,008
PulteGroup, Inc.	1,145	118,187
Darden Restaurants, Inc.	639	104,988
Genuine Parts Co.	745	103,183
Walgreens Boots Alliance, Inc.	3,810	99,479
Carnival Corp.*	5,353	99,245
Las Vegas Sands Corp.	1,961	96,501
Southwest Airlines Co.	3,167	91,463
Pool Corp.	206	82,134
Best Buy Company, Inc.	1,029	80,550
Domino's Pizza, Inc.	185	76,263
United Airlines Holdings, Inc.*	1,743	71,916
Live Nation Entertainment, Inc.*	753	70,481
LKQ Corp.	1,422	67,957
MGM Resorts International*	1,451	64,831
CarMax, Inc.*	843	64,692
Caesars Entertainment, Inc.*	1,146	53,724
Bath & Body Works, Inc.	1,208	52,137
American Airlines Group, Inc.*	3,472	47,705
Wynn Resorts Ltd.	510	46,466
Norwegian Cruise Line Holdings Ltd.*	2,260	45,290
Tapestry, Inc.	1,218	44,835
BorgWarner, Inc.	1,249	44,777
Whirlpool Corp.	291	35,435
Hasbro, Inc.	693	35,385
VF Corp.	1,756	33,013
Ralph Lauren Corp. — Class A	211	30,426
Total Consumer, Cyclical		19,356,086
Industrial - 6.3%
Caterpillar, Inc.	2,710	801,266
Union Pacific Corp.	3,239	795,563
Boeing Co.*	3,021	787,454
General Electric Co.	5,783	738,084
Honeywell International, Inc.	3,502	734,404
RTX Corp.	7,639	642,746
United Parcel Service, Inc. — Class B	3,843	604,235
Deere & Co.	1,423	569,015
Lockheed Martin Corp.	1,173	531,651
Eaton Corporation plc	2,122	511,020
Illinois Tool Works, Inc.	1,455	381,123
CSX Corp.	10,499	364,000
Northrop Grumman Corp.	753	352,509
Waste Management, Inc.	1,947	348,708
3M Co.	2,934	320,745
Amphenol Corp. — Class A	3,179	315,134
Parker-Hannifin Corp.	683	314,658
General Dynamics Corp.	1,203	312,383
FedEx Corp.	1,229	310,900
TransDigm Group, Inc.	294	297,410
Trane Technologies plc	1,214	296,095
Emerson Electric Co.	3,029	294,813
Norfolk Southern Corp.	1,201	283,892
Carrier Global Corp.	4,458	256,112
TE Connectivity Ltd.	1,651	231,966
L3Harris Technologies, Inc.	1,006	211,884
Johnson Controls International plc	3,615	208,369
AMETEK, Inc.	1,226	202,155
Otis Worldwide Corp.	2,174	194,508
Old Dominion Freight Line, Inc.	475	192,532
Rockwell Automation, Inc.	609	189,082
Republic Services, Inc. — Class A	1,086	179,092
Ingersoll Rand, Inc.	2,150	166,281
Martin Marietta Materials, Inc.	328	163,642
Vulcan Materials Co.	706	160,269
Keysight Technologies, Inc.*	943	150,022
Xylem, Inc.	1,281	146,495
Mettler-Toledo International, Inc.*	115	139,490
Fortive Corp.	1,867	137,467
Westinghouse Air Brake Technologies Corp.	952	120,809
Dover Corp.	743	114,281
Howmet Aerospace, Inc.	2,078	112,461
Teledyne Technologies, Inc.*	251	112,019
Builders FirstSource, Inc.*	655	109,346
Garmin Ltd.	812	104,375
Expeditors International of Washington, Inc.	772	98,198
Axon Enterprise, Inc.*	374	96,615
Ball Corp.	1,674	96,289
Veralto Corp.	1,166	95,908
Hubbell, Inc.	285	93,745
IDEX Corp.	402	87,278
Jacobs Solutions, Inc.	669	86,836
Jabil, Inc.	680	86,632
J.B. Hunt Transport Services, Inc.	433	86,488
Textron, Inc.	1,041	83,717
Snap-on, Inc.	279	80,586
Masco Corp.	1,193	79,907
Stanley Black & Decker, Inc.	814	79,854
Packaging Corporation of America	476	77,545
Nordson Corp.	288	76,078
Amcor plc	7,679	74,026
Trimble, Inc.*	1,322	70,330
Pentair plc	878	63,839
Allegion plc	466	59,038
Westrock Co.	1,362	56,550
Huntington Ingalls Industries, Inc.	211	54,784
A O Smith Corp.	652	53,751
CH Robinson Worldwide, Inc.	620	53,562
Generac Holdings, Inc.*	326	42,132
Mohawk Industries, Inc.*	281	29,083
Total Industrial		16,373,236
Energy - 3.2%
Exxon Mobil Corp.	21,282	2,127,774
Chevron Corp.	9,328	1,391,365
ConocoPhillips	6,309	732,286

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 81.5% (continued)
Energy - 3.2% (continued)
Schlumberger N.V.	7,589	$394,932
EOG Resources, Inc.	3,098	374,703
Phillips 66	2,337	311,148
Marathon Petroleum Corp.	2,016	299,094
Pioneer Natural Resources Co.	1,239	278,626
Valero Energy Corp.	1,808	235,040
Williams Companies, Inc.	6,463	225,106
ONEOK, Inc.	3,095	217,331
Hess Corp.	1,469	211,771
Occidental Petroleum Corp.	3,508	209,463
Baker Hughes Co.	5,346	182,726
Kinder Morgan, Inc.	10,274	181,234
Halliburton Co.	4,755	171,893
Devon Energy Corp.	3,403	154,156
Diamondback Energy, Inc.	951	147,481
Targa Resources Corp.	1,185	102,941
Coterra Energy, Inc. — Class A	3,996	101,978
First Solar, Inc.*	568	97,855
Enphase Energy, Inc.*	725	95,802
Equities Corp.	2,185	84,472
Marathon Oil Corp.	3,109	75,113
APA Corp.	1,630	58,484
Total Energy		8,462,774
Utilities - 1.9%
NextEra Energy, Inc.	10,901	662,127
Southern Co.	5,795	406,345
Duke Energy Corp.	4,095	397,379
Sempra	3,343	249,822
American Electric Power Company, Inc.	2,794	226,929
Dominion Energy, Inc.	4,446	208,962
PG&E Corp.	11,336	204,388
Constellation Energy Corp.	1,697	198,362
Exelon Corp.	5,288	189,839
Xcel Energy, Inc.	2,932	181,520
Consolidated Edison, Inc.	1,834	166,839
Public Service Enterprise Group, Inc.	2,648	161,925
Edison International	2,036	145,554
WEC Energy Group, Inc.	1,676	141,069
American Water Works Company, Inc.	1,034	136,478
DTE Energy Co.	1,095	120,735
Eversource Energy	1,856	114,552
Entergy Corp.	1,124	113,738
PPL Corp.	3,916	106,124
Ameren Corp.	1,397	101,059
FirstEnergy Corp.	2,743	100,558
CenterPoint Energy, Inc.	3,353	95,795
Atmos Energy Corp.	788	91,329
CMS Energy Corp.	1,550	90,009
Alliant Energy Corp.	1,356	69,563
AES Corp.	3,558	68,491
Evergy, Inc.	1,221	63,736
NRG Energy, Inc.	1,200	62,040
NiSource, Inc.	2,196	58,304
Pinnacle West Capital Corp.	602	43,248
Total Utilities		4,976,819
Basic Materials - 1.6%
Linde plc	2,575	1,057,578
Sherwin-Williams Co.	1,251	390,187
Freeport-McMoRan, Inc.	7,619	324,341
Air Products and Chemicals, Inc.	1,180	323,084
Ecolab, Inc.	1,348	267,376
Newmont Corp.	6,123	253,431
Nucor Corp.	1,306	227,296
Dow, Inc.	3,727	204,389
PPG Industries, Inc.	1,253	187,386
DuPont de Nemours, Inc.	2,284	175,708
LyondellBasell Industries N.V. — Class A	1,361	129,404
International Flavors & Fragrances, Inc.	1,356	109,795
Steel Dynamics, Inc.	808	95,425
Albemarle Corp.	624	90,156
Celanese Corp. — Class A	532	82,657
CF Industries Holdings, Inc.	1,015	80,692
International Paper Co.	1,838	66,443
Mosaic Co.	1,736	62,027
Eastman Chemical Co.	630	56,587
FMC Corp.	662	41,739
Total Basic Materials		4,225,701
Total Common Stocks
(Cost $193,842,606)		212,715,765

MUTUAL FUNDS† - 6.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	733,906	7,228,976
Guggenheim Strategy Fund II1	225,195	5,517,274
Guggenheim Strategy Fund III[1]	184,563	4,531,013
Total Mutual Funds
(Cost $17,418,465)		17,277,263

	Face Amount
U.S. TREASURY BILLS†† - 5.4%
U.S. Treasury Bills
5.24% due 02/22/24[2]	$4,300,000	4,268,035
5.27% due 02/22/24[2,3]	2,900,000	2,878,442
5.23% due 02/22/24[2]	2,900,000	2,878,442
5.22% due 02/22/24[2]	2,600,000	2,580,672
5.17% due 01/09/24[2,4]	1,354,000	1,352,619
Total U.S. Treasury Bills
(Cost $13,956,264)		13,958,210

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 1.9%
Federal Farm Credit Bank
5.25% due 01/08/24[2]	$5,000,000	$4,994,896
Total Federal Agency Discount Notes
(Cost $4,994,896)		4,994,896

REPURCHASE AGREEMENTS††,5 - 5.4%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24[3]	7,844,322	7,844,322
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24[3]	6,321,631	$6,321,631
Total Repurchase Agreements
(Cost $14,165,953)		14,165,953
Total Investments - 100.8%
(Cost $244,378,184)		$263,112,087
Other Assets & Liabilities, net - (0.8)%		(2,010,545)
Total Net Assets - 100.0%		$261,101,542

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	6	Mar 2024	$1,445,700	$10,504

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	5.83% (Federal Funds Rate + 0.50%)	At Maturity	03/21/24	13,445	$64,132,396	$721,136
Barclays Bank plc	S&P 500 Index	Pay	5.85% (SOFR + 0.45%)	At Maturity	03/20/24	23,291	111,095,829	75,847
BNP Paribas	S&P 500 Index	Pay	5.93% (Federal Funds Rate + 0.60%)	At Maturity	03/21/24	493	2,351,342	35,240

							$177,579,567	$832,223

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2023.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2023.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$212,715,765	$—	$—	$212,715,765
Mutual Funds	17,277,263	—	—	17,277,263
U.S. Treasury Bills	—	13,958,210	—	13,958,210
Federal Agency Discount Notes	—	4,994,896	—	4,994,896
Repurchase Agreements	—	14,165,953	—	14,165,953
Equity Futures Contracts**	10,504	—	—	10,504
Equity Index Swap Agreements**	—	832,223	—	832,223
Total Assets	$230,003,532	$33,951,282	$—	$263,954,814

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/23	Shares 12/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,950,321	$–	$(500,000)	$(10,498)	$77,451	$5,517,274	225,195	$240,400
Guggenheim Strategy Fund III	4,475,644	–	–	–	55,369	4,531,013	184,563	184,227
Guggenheim Ultra Short Duration Fund — Institutional Class	7,623,159	–	(500,000)	(9,212)	115,029	7,228,976	733,906	308,424
	$18,049,124	$–	$(1,000,000)	$(19,710)	$247,849	$17,277,263		$733,051

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.5%
Mining - 99.5%
Freeport-McMoRan, Inc.	153,400	$6,530,238
Newmont Corp.	132,230	5,473,000
Barrick Gold Corp.	246,209	4,453,921
Agnico Eagle Mines Ltd.	75,053	4,116,657
Wheaton Precious Metals Corp.	75,113	3,706,075
Franco-Nevada Corp.	21,525	2,385,185
Royal Gold, Inc.	18,001	2,177,401
Gold Fields Ltd. ADR	147,935	2,139,140
Kinross Gold Corp.	353,080	2,136,134
Anglogold Ashanti plc	111,158	2,077,543
Pan American Silver Corp.	119,962	1,958,979
Alamos Gold, Inc. — Class A	129,061	1,738,452
Sibanye Stillwater Ltd. ADR	266,370	1,446,389
B2Gold Corp.	457,610	1,446,048
Hecla Mining Co.	268,366	1,290,840
Osisko Gold Royalties Ltd.	89,312	1,275,375
Eldorado Gold Corp.*	96,812	1,255,652
SSR Mining, Inc.	102,218	1,099,866
Harmony Gold Mining Company Ltd. ADR	166,317	1,022,850
First Majestic Silver Corp.	165,979	1,020,771
Sandstorm Gold Ltd.	189,026	950,801
Equinox Gold Corp.*	178,951	875,070
Fortuna Silver Mines, Inc.*	219,829	848,540
Seabridge Gold, Inc.*	61,547	746,565
SilverCrest Metals, Inc.*	112,577	737,379
MAG Silver Corp.*	70,607	735,019
Coeur Mining, Inc.*	224,215	730,941
Novagold Resources, Inc.*	188,595	705,345
IAMGOLD Corp.*	236,385	598,054
Gatos Silver, Inc.*	69,396	453,850
Silvercorp Metals, Inc.	151,960	399,655
Endeavour Silver Corp.*	144,138	283,952
Total Mining		56,815,687
Total Common Stocks
(Cost $42,549,603)		56,815,687

	Face Amount
REPURCHASE AGREEMENTS††,1 - 1.6%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24	$490,563	490,563
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24	395,338	395,338
Total Repurchase Agreements
(Cost $885,901)		885,901
Total Investments - 101.1%
(Cost $43,435,504)		$57,701,588
Other Assets & Liabilities, net - (1.1)%		(600,999)
Total Net Assets - 100.0%		$57,100,589

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$56,815,687	$—	$—	$56,815,687
Repurchase Agreements	—	885,901	—	885,901
Total Assets	$56,815,687	$885,901	$—	$57,701,588

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.4%
REITS - 91.3%
REITs-Diversified - 23.5%
American Tower Corp. — Class A	427	$92,181
Equinix, Inc.	98	78,928
Crown Castle, Inc.	547	63,009
Digital Realty Trust, Inc.	439	59,081
VICI Properties, Inc.	1,688	53,813
Weyerhaeuser Co.	1,393	48,435
SBA Communications Corp.	187	47,440
WP Carey, Inc.	525	34,025
Gaming and Leisure Properties, Inc.	681	33,607
Lamar Advertising Co. — Class A	284	30,184
National Storage Affiliates Trust	492	20,403
Vornado Realty Trust	718	20,283
PotlatchDeltic Corp.	377	18,511
EPR Properties	367	17,781
Outfront Media, Inc.	985	13,751
Uniti Group, Inc.	1,754	10,138
Total REITs-Diversified		641,570
REITs-Apartments - 12.5%
AvalonBay Communities, Inc.	257	48,116
Equity Residential	721	44,096
Invitation Homes, Inc.	1,252	42,706
Essex Property Trust, Inc.	152	37,687
Mid-America Apartment Communities, Inc.	275	36,976
UDR, Inc.	883	33,810
American Homes 4 Rent — Class A	872	31,357
Camden Property Trust	306	30,383
Apartment Income REIT Corp.	611	21,220
Independence Realty Trust, Inc.	1,142	17,473
Total REITs-Apartments		343,824
REITs-Warehouse/Industries - 9.7%
Prologis, Inc.	797	106,240
Rexford Industrial Realty, Inc.	578	32,426
Americold Realty Trust, Inc.	911	27,576
EastGroup Properties, Inc.	148	27,164
STAG Industrial, Inc.	652	25,598
First Industrial Realty Trust, Inc.	470	24,755
Terreno Realty Corp.	341	21,370
Total REITs-Warehouse/Industries		265,129
REITs-Health Care - 9.0%
Welltower, Inc.	727	65,554
Ventas, Inc.	850	42,364
Healthpeak Properties, Inc.	1,561	30,908
Omega Healthcare Investors, Inc.	814	24,957
Healthcare Realty Trust, Inc.	1,423	24,518
Physicians Realty Trust	1,248	16,611
Sabra Health Care REIT, Inc.	1,142	16,296
CareTrust REIT, Inc.	650	14,547
Medical Properties Trust, Inc.[1]	2,676	13,139
Total REITs-Health Care		248,894
REITs-Storage - 7.1%
Public Storage	217	66,185
Extra Space Storage, Inc.	352	56,436
Iron Mountain, Inc.	607	42,478
CubeSmart	665	30,823
Total REITs-Storage		195,922
REITs-Office Property - 7.1%
Alexandria Real Estate Equities, Inc.	339	42,975
Boston Properties, Inc.	426	29,892
Kilroy Realty Corp.	494	19,681
Cousins Properties, Inc.	750	18,262
SL Green Realty Corp.	356	16,081
LXP Industrial Trust	1,598	15,852
Highwoods Properties, Inc.	637	14,626
Douglas Emmett, Inc.	970	14,065
JBG SMITH Properties	711	12,094
Hudson Pacific Properties, Inc.	1,204	11,209
Total REITs-Office Property		194,737
REITs-Shopping Centers - 6.7%
Kimco Realty Corp.	1,584	33,755
Regency Centers Corp.	495	33,165
Federal Realty Investment Trust	260	26,793
Brixmor Property Group, Inc.	1,047	24,364
Kite Realty Group Trust	908	20,757
Phillips Edison & Company, Inc.	559	20,392
SITE Centers Corp.	1,081	14,734
Retail Opportunity Investments Corp.	866	12,150
Total REITs-Shopping Centers		186,110
REITs-Single Tenant - 5.4%
Realty Income Corp.	1,040	59,717
NNN REIT, Inc.	603	25,989
Agree Realty Corp.	367	23,103
Spirit Realty Capital, Inc.	524	22,894
Essential Properties Realty Trust, Inc.	722	18,454
Total REITs-Single Tenant		150,157
REITs-Hotels - 4.4%
Host Hotels & Resorts, Inc.	1,803	35,104
Ryman Hospitality Properties, Inc.	215	23,663
Apple Hospitality REIT, Inc.	1,001	16,627
Park Hotels & Resorts, Inc.	1,038	15,881
Sunstone Hotel Investors, Inc.	1,287	13,810
Pebblebrook Hotel Trust	863	13,791
Total REITs-Hotels		118,876
REITs-Regional Malls - 2.9%
Simon Property Group, Inc.	447	63,760
Tanger, Inc.	567	15,717
Total REITs-Regional Malls		79,477
REITs-Manufactured Homes - 2.5%
Sun Communities, Inc.	280	37,422
Equity LifeStyle Properties, Inc.	441	31,108
Total REITs-Manufactured Homes		68,530
Specialized Reit's - 0.5%
DiamondRock Hospitality Co.	1,416	13,296
Total REITS		2,506,522

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Real Estate - 3.9%
Real Estate Management/Services - 3.9%
CBRE Group, Inc. — Class A*	549	$51,106
Jones Lang LaSalle, Inc.*	110	20,776
Cushman & Wakefield plc*	1,321	14,267
Redfin Corp.*	1,098	11,331
eXp World Holdings, Inc.	569	8,831
Total Real Estate Management/Services		106,311
Total Real Estate		106,311
Commercial Services - 2.0%
Research & Consulting Services - 2.0%
CoStar Group, Inc.*	643	56,191
Internet - 1.6%
E-Commerce/Services - 1.6%
Zillow Group, Inc. — Class C*	599	34,658
Opendoor Technologies, Inc.*	2,114	9,471
Total E-Commerce/Services		44,129
Total Internet		44,129
Telecommunications - 0.6%
Telecom Services - 0.6%
DigitalBridge Group, Inc.	898	15,751
Total Common Stocks
(Cost $2,039,399)		2,728,904

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24	$7,407	7,407
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24	5,970	5,970
Total Repurchase Agreements
(Cost $13,377)		13,377

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund
First American Government Obligations Fund - Class X, 5.29%[4]	10,674	10,674
Total Securities Lending Collateral
(Cost $10,674)		10,674
Total Investments - 100.3%
(Cost $2,063,450)		$2,752,955
Other Assets & Liabilities, net - (0.3)%		(8,536)
Total Net Assets - 100.0%		$2,744,419

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2023.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,728,904	$—	$—	$2,728,904
Repurchase Agreements	—	13,377	—	13,377
Securities Lending Collateral	10,674	—	—	10,674
Total Assets	$2,739,578	$13,377	$—	$2,752,955

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.5%
Retail - 68.0%
Home Depot, Inc.	913	$316,400
Costco Wholesale Corp.	417	275,253
Walmart, Inc.	1,657	261,226
Lowe's Companies, Inc.	1,156	257,268
TJX Companies, Inc.	2,486	233,212
Target Corp.	1,273	181,301
O'Reilly Automotive, Inc.*	172	163,414
Ross Stores, Inc.	1,097	151,814
Dollar Tree, Inc.*	899	127,703
Dollar General Corp.	908	123,443
AutoZone, Inc.*	47	121,524
Tractor Supply Co.	502	107,945
Ulta Beauty, Inc.*	220	107,798
Walgreens Boots Alliance, Inc.	3,771	98,461
Genuine Parts Co.	703	97,365
Best Buy Company, Inc.	1,118	87,517
CarMax, Inc.*	1,065	81,728
Burlington Stores, Inc.*	420	81,682
Williams-Sonoma, Inc.	393	79,299
Five Below, Inc.*	368	78,443
Dick's Sporting Goods, Inc.	531	78,030
Floor & Decor Holdings, Inc. — Class A*	697	77,757
Bath & Body Works, Inc.	1,729	74,624
BJ's Wholesale Club Holdings, Inc.*	1,000	66,660
Murphy USA, Inc.	162	57,763
Macy's, Inc.	2,758	55,491
AutoNation, Inc.*	353	53,013
Academy Sports & Outdoors, Inc.	800	52,800
GameStop Corp. — Class A*	2,909	50,995
Ollie's Bargain Outlet Holdings, Inc.*	656	49,784
Kohl's Corp.	1,715	49,186
Signet Jewelers Ltd.	458	49,125
Abercrombie & Fitch Co. — Class A*	552	48,697
RH*	162	47,220
Gap, Inc.	2,227	46,566
Lithia Motors, Inc. — Class A	135	44,453
American Eagle Outfitters, Inc.	2,080	44,013
Advance Auto Parts, Inc.	709	43,270
Carvana Co.*	770	40,764
Foot Locker, Inc.	1,261	39,280
Boot Barn Holdings, Inc.*	438	33,621
Nordstrom, Inc.	1,709	31,531
Victoria's Secret & Co.*	1,176	31,211
National Vision Holdings, Inc.*	1,363	28,528
Leslie's, Inc.*	3,900	26,949
Petco Health & Wellness Company, Inc.*	2,597	8,206
Total Retail		4,262,333
Internet - 25.9%
Amazon.com, Inc.*	4,352	661,243
PDD Holdings, Inc. ADR*	1,014	148,358
Alibaba Group Holding Ltd. ADR	1,758	136,262
MercadoLibre, Inc.*	82	128,866
JD.com, Inc. ADR	3,998	115,502
eBay, Inc.	2,461	107,349
Coupang, Inc.*	5,856	94,809
Chewy, Inc. — Class A*	3,098	73,206
Etsy, Inc.*	856	69,379
Wayfair, Inc. — Class A*	1,018	62,811
Beyond, Inc.*	956	26,472
Total Internet		1,624,257
Distribution & Wholesale - 2.7%
Pool Corp.	226	90,108
LKQ Corp.	1,690	80,765
Total Distribution & Wholesale		170,873
Software - 1.5%
Global-e Online Ltd*	2,351	93,170
Chemicals - 0.8%
Valvoline, Inc.*	1,335	50,169
Apparel - 0.6%
Urban Outfitters, Inc.*	953	34,013
Total Common Stocks
(Cost $3,562,047)		6,234,815

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.4%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24	$14,532	14,532
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24	11,711	11,711
Total Repurchase Agreements
(Cost $26,243)		26,243
Total Investments - 99.9%
(Cost $3,588,290)		$6,261,058
Other Assets & Liabilities, net - 0.1%		4,707
Total Net Assets - 100.0%		$6,265,765

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,234,815	$—	$—	$6,234,815
Repurchase Agreements	—	26,243	—	26,243
Total Assets	$6,234,815	$26,243	$—	$6,261,058

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 56.0%
Consumer, Non-cyclical - 13.0%
Cytokinetics, Inc.*	143	$11,939
elf Beauty, Inc.*	82	11,836
BellRing Brands, Inc.*	202	11,197
API Group Corp.*	315	10,899
ImmunoGen, Inc.*	360	10,674
Intra-Cellular Therapies, Inc.*	141	10,098
Ensign Group, Inc.	82	9,201
Vaxcyte, Inc.*	141	8,855
Option Care Health, Inc.*	256	8,625
HealthEquity, Inc.*	127	8,420
Blueprint Medicines Corp.*	91	8,394
StoneCo Ltd. — Class A*	438	7,897
Marathon Digital Holdings, Inc.*	323	7,587
Sprouts Farmers Market, Inc.*	156	7,505
Halozyme Therapeutics, Inc.*	195	7,207
Bridgebio Pharma, Inc.*	176	7,105
Alkermes plc*	249	6,907
Neogen Corp.*	328	6,596
Insmed, Inc.*	210	6,508
Coca-Cola Consolidated, Inc.	7	6,499
Merit Medical Systems, Inc.*	85	6,457
Insperity, Inc.	55	6,447
Haemonetics Corp.*	75	6,413
Herc Holdings, Inc.	43	6,402
Lantheus Holdings, Inc.*	103	6,386
REVOLUTION Medicines, Inc.*	218	6,252
Brink's Co.	71	6,244
Amicus Therapeutics, Inc.*	421	5,974
ACADIA Pharmaceuticals, Inc.*	187	5,855
TriNet Group, Inc.*	49	5,828
Glaukos Corp.*	70	5,564
Simply Good Foods Co.*	140	5,544
Alight, Inc. — Class A*	629	5,365
Inari Medical, Inc.*	80	5,194
Integer Holdings Corp.*	52	5,152
Madrigal Pharmaceuticals, Inc.*	22	5,090
Marqeta, Inc. — Class A*	729	5,088
CONMED Corp.	46	5,037
iRhythm Technologies, Inc.*	47	5,031
WD-40 Co.	21	5,021
Lancaster Colony Corp.	30	4,992
Korn Ferry	80	4,748
Axonics, Inc.*	76	4,729
Alarm.com Holdings, Inc.*	73	4,717
Prestige Consumer Healthcare, Inc.*	76	4,653
Arrowhead Pharmaceuticals, Inc.*	152	4,651
CBIZ, Inc.*	74	4,632
Guardant Health, Inc.*	170	4,598
ABM Industries, Inc.	102	4,573
Progyny, Inc.*	121	4,499
Cerevel Therapeutics Holdings, Inc.*	106	4,494
Riot Platforms, Inc.*	289	4,471
Helen of Troy Ltd.*	37	4,470
Biohaven Ltd.*	104	4,451
AMN Healthcare Services, Inc.*	58	4,343
LivaNova plc*	83	4,294
Axsome Therapeutics, Inc.*	53	4,218
Inter Parfums, Inc.	29	4,176
Intellia Therapeutics, Inc.*	136	4,147
EVERTEC, Inc.	100	4,094
Krystal Biotech, Inc.*	33	4,094
Cymabay Therapeutics, Inc.*	172	4,063
Corcept Therapeutics, Inc.*	123	3,995
Coursera, Inc.*	200	3,874
TransMedics Group, Inc.*	49	3,868
Denali Therapeutics, Inc.*	180	3,863
Stride, Inc.*	65	3,859
J & J Snack Foods Corp.	23	3,844
Remitly Global, Inc.*	197	3,826
Pacific Biosciences of California, Inc.*	386	3,787
Select Medical Holdings Corp.	160	3,760
ICF International, Inc.	28	3,755
LiveRamp Holdings, Inc.*	99	3,750
Flywire Corp.*	161	3,727
SpringWorks Therapeutics, Inc.*	102	3,723
Surgery Partners, Inc.*	115	3,679
Patterson Companies, Inc.	129	3,670
Amphastar Pharmaceuticals, Inc.*	59	3,649
Rhythm Pharmaceuticals, Inc.*	79	3,632
Primo Water Corp.	241	3,627
TG Therapeutics, Inc.*	209	3,570
Cal-Maine Foods, Inc.	62	3,558
Adtalem Global Education, Inc.*	60	3,537
Immunovant, Inc.*	83	3,497
Graham Holdings Co. — Class B	5	3,483
Crinetics Pharmaceuticals, Inc.*	97	3,451
TreeHouse Foods, Inc.*	79	3,275
Arcellx, Inc.*	59	3,274
Twist Bioscience Corp.*	88	3,244
Ideaya Biosciences, Inc.*	91	3,238
CorVel Corp.*	13	3,214
Strategic Education, Inc.	34	3,141
NeoGenomics, Inc.*	194	3,139
Textainer Group Holdings Ltd.	63	3,100
RadNet, Inc.*	89	3,095
Arvinas, Inc.*	75	3,087
Veracyte, Inc.*	112	3,081
PTC Therapeutics, Inc.*	110	3,032
Huron Consulting Group, Inc.*	29	2,981
Nuvalent, Inc. — Class A*	40	2,944
Edgewell Personal Care Co.	79	2,894
Upbound Group, Inc.	85	2,887
Andersons, Inc.	50	2,877
Beam Therapeutics, Inc.*,1	105	2,858
Rocket Pharmaceuticals, Inc.*	95	2,847
Celldex Therapeutics, Inc.*	71	2,816
Iovance Biotherapeutics, Inc.*	345	2,805
Dynavax Technologies Corp.*	199	2,782
Laureate Education, Inc. — Class A	201	2,756
Viking Therapeutics, Inc.*	148	2,754
Inmode Ltd.*	119	2,647
Central Garden & Pet Co. — Class A*	60	2,642
Vericel Corp.*	73	2,600
Omnicell, Inc.*	69	2,596
AtriCure, Inc.*	72	2,570
PROCEPT BioRobotics Corp.*	61	2,556
CoreCivic, Inc.*	175	2,543

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
Catalyst Pharmaceuticals, Inc.*	151	$2,538
Apollo Medical Holdings, Inc.*	66	2,528
Cleanspark, Inc.*	227	2,504
Vector Group Ltd.	221	2,493
Universal Corp.	37	2,491
Ironwood Pharmaceuticals, Inc. — Class A*	213	2,437
Myriad Genetics, Inc.*	124	2,373
MGP Ingredients, Inc.	24	2,364
Pacira BioSciences, Inc.*	70	2,362
Herbalife Ltd.*	152	2,320
STAAR Surgical Co.*	74	2,310
Prothena Corporation plc*	63	2,289
Cimpress plc*	28	2,241
Addus HomeCare Corp.*	24	2,228
Owens & Minor, Inc.*	114	2,197
PROG Holdings, Inc.*	71	2,195
Sabre Corp.*	498	2,191
Syndax Pharmaceuticals, Inc.*	101	2,183
Supernus Pharmaceuticals, Inc.*	75	2,170
Oscar Health, Inc. — Class A*	236	2,159
Alphatec Holdings, Inc.*	140	2,115
Payoneer Global, Inc.*	405	2,110
Recursion Pharmaceuticals, Inc. — Class A*	210	2,071
US Physical Therapy, Inc.	22	2,049
Krispy Kreme, Inc.	135	2,037
Legalzoom.com, Inc.*	180	2,034
Kforce, Inc.	30	2,027
Ardelyx, Inc.*	326	2,021
Inhibrx, Inc.*	52	1,976
Protagonist Therapeutics, Inc.*	86	1,972
Chegg, Inc.*	173	1,965
GEO Group, Inc.*	181	1,960
Udemy, Inc.*	132	1,944
Agios Pharmaceuticals, Inc.*	86	1,915
UFP Technologies, Inc.*	11	1,892
Xencor, Inc.*	89	1,889
Aurinia Pharmaceuticals, Inc.*	208	1,870
RayzeBio, Inc.*	30	1,865
Ligand Pharmaceuticals, Inc. — Class B*	26	1,857
Ingles Markets, Inc. — Class A	21	1,814
Perdoceo Education Corp.	103	1,809
Utz Brands, Inc.	111	1,803
Akero Therapeutics, Inc.*	77	1,798
National Beverage Corp.*	36	1,790
Sage Therapeutics, Inc.*	82	1,777
National Healthcare Corp.	19	1,756
John Wiley & Sons, Inc. — Class A	55	1,746
BioCryst Pharmaceuticals, Inc.*	289	1,731
LeMaitre Vascular, Inc.	30	1,703
Cytek Biosciences, Inc.*	186	1,696
Embecta Corp.	89	1,685
Weis Markets, Inc.	26	1,663
RxSight, Inc.*	41	1,653
Matthews International Corp. — Class A	45	1,649
Harmony Biosciences Holdings, Inc.*	51	1,647
Collegium Pharmaceutical, Inc.*	53	1,631
Brookdale Senior Living, Inc. — Class A*	280	1,630
Avanos Medical, Inc.*	71	1,592
Chefs' Warehouse, Inc.*	54	1,589
Geron Corp.*	749	1,580
Scholar Rock Holding Corp.*	84	1,579
Pliant Therapeutics, Inc.*	87	1,576
Arcus Biosciences, Inc.*	81	1,547
SP Plus Corp.*	30	1,537
Quanex Building Products Corp.	50	1,529
Kura Oncology, Inc.*	106	1,524
Relay Therapeutics, Inc.*	138	1,519
MiMedx Group, Inc.*	173	1,517
Kymera Therapeutics, Inc.*	59	1,502
Morphic Holding, Inc.*	52	1,502
Hain Celestial Group, Inc.*	137	1,500
Quanterix Corp.*	54	1,476
ADMA Biologics, Inc.*	322	1,455
Innoviva, Inc.*	90	1,444
John B Sanfilippo & Son, Inc.	14	1,443
Deluxe Corp.	67	1,437
ZipRecruiter, Inc. — Class A*	103	1,432
MannKind Corp.*	393	1,431
United Natural Foods, Inc.*	88	1,428
Viridian Therapeutics, Inc.*	65	1,416
First Advantage Corp.	84	1,392
Fresh Del Monte Produce, Inc.	53	1,391
Monro, Inc.	47	1,379
Cassava Sciences, Inc.*	61	1,373
Day One Biopharmaceuticals, Inc.*	94	1,372
Dole plc	110	1,352
Keros Therapeutics, Inc.*	34	1,352
Zentalis Pharmaceuticals, Inc.*	88	1,333
Transcat, Inc.*	12	1,312
Deciphera Pharmaceuticals, Inc.*	81	1,307
Vir Biotechnology, Inc.*	129	1,298
SpartanNash Co.	56	1,285
LifeStance Health Group, Inc.*	164	1,284
Arlo Technologies, Inc.*	131	1,247
Varex Imaging Corp.*	60	1,230
Editas Medicine, Inc.*	121	1,226
Accolade, Inc.*	102	1,225
Cross Country Healthcare, Inc.*	54	1,223
ANI Pharmaceuticals, Inc.*	22	1,213
Pediatrix Medical Group, Inc.*	129	1,200
Healthcare Services Group, Inc.*	115	1,193
Nevro Corp.*	55	1,184
Barrett Business Services, Inc.	10	1,158
Amylyx Pharmaceuticals, Inc.*	78	1,148
B&G Foods, Inc.	109	1,144
Medifast, Inc.	17	1,143
Amneal Pharmaceuticals, Inc.*	187	1,135
Revance Therapeutics, Inc.*	128	1,125
Viad Corp.*	31	1,122
RAPT Therapeutics, Inc.*	45	1,118
4D Molecular Therapeutics, Inc.*	55	1,114
REGENXBIO, Inc.*	62	1,113
SI-BONE, Inc.*	53	1,112
Arcturus Therapeutics Holdings, Inc.*	35	1,104
Vita Coco Company, Inc.*	43	1,103
Mirum Pharmaceuticals, Inc.*	37	1,092
Verve Therapeutics, Inc.*	78	1,087
Artivion, Inc.*	60	1,073
Repay Holdings Corp.*	125	1,067
89bio, Inc.*	95	1,061

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
AdaptHealth Corp.*	144	$1,050
Kelly Services, Inc. — Class A	48	1,038
Travere Therapeutics, Inc.*	112	1,007
Cabaletta Bio, Inc.*	44	999
Anavex Life Sciences Corp.*	107	996
CRA International, Inc.	10	988
Avidity Biosciences, Inc.*	109	986
USANA Health Sciences, Inc.*	18	965
CareDx, Inc.*	80	960
Cass Information Systems, Inc.	21	946
Alpine Immune Sciences, Inc.*	49	934
EyePoint Pharmaceuticals, Inc.*	40	924
OPKO Health, Inc.*	607	917
Heidrick & Struggles International, Inc.	31	915
Fulgent Genetics, Inc.*	31	896
MacroGenics, Inc.*	93	895
OraSure Technologies, Inc.*	109	894
OmniAb, Inc.*	143	882
Treace Medical Concepts, Inc.*	69	880
Liquidia Corp.*	73	878
Dyne Therapeutics, Inc.*	66	878
Theravance Biopharma, Inc.*	78	877
Ennis, Inc.	40	876
National Research Corp. — Class A	22	870
Hackett Group, Inc.	38	865
ACCO Brands Corp.	142	863
BioLife Solutions, Inc.*	53	861
ImmunityBio, Inc.*,1	171	858
Adaptive Biotechnologies Corp.*	175	857
Altimmune, Inc.*,1	76	855
Zymeworks, Inc.*	82	852
Paragon 28, Inc.*	68	845
Kiniksa Pharmaceuticals Ltd. — Class A*	48	842
Castle Biosciences, Inc.*	39	842
Multiplan Corp.*	584	841
ModivCare, Inc.*	19	836
PetIQ, Inc.*	42	829
Franklin Covey Co.*	19	827
Marinus Pharmaceuticals, Inc.*	76	826
Apogee Therapeutics, Inc.*	29	810
Beyond Meat, Inc.*	91	810
Vera Therapeutics, Inc.*	52	800
Surmodics, Inc.*	22	800
Enhabit, Inc.*	77	797
Calavo Growers, Inc.	27	794
V2X, Inc.*	17	789
OrthoPediatrics Corp.*	24	780
Alector, Inc.*	97	774
SunOpta, Inc.*	140	766
Atrion Corp.	2	758
Central Garden & Pet Co.*	15	752
Disc Medicine, Inc.*	13	751
Mission Produce, Inc.*	74	747
Nurix Therapeutics, Inc.*	72	743
I3 Verticals, Inc. — Class A*	35	741
Vital Farms, Inc.*	47	737
Tarsus Pharmaceuticals, Inc.*	36	729
Orthofix Medical, Inc.*	54	728
WW International, Inc.*	83	726
Silk Road Medical, Inc.*	59	724
TrueBlue, Inc.*	47	721
Pulmonx Corp.*	56	714
Edgewise Therapeutics, Inc.*	65	711
Turning Point Brands, Inc.	27	711
Zimvie, Inc.*	40	710
Resources Connection, Inc.	50	708
European Wax Center, Inc. — Class A*	52	707
Green Dot Corp. — Class A*	71	703
Cogent Biosciences, Inc.*	119	700
AnaptysBio, Inc.*	32	685
Icosavax, Inc.*	43	678
Evolus, Inc.*	64	674
Tango Therapeutics, Inc.*	68	673
DocGo, Inc.*	120	671
Duckhorn Portfolio, Inc.*	68	670
Novavax, Inc.*	134	643
Paysafe Ltd.*	50	640
MaxCyte, Inc.*	134	630
Universal Technical Institute, Inc.*	50	626
Savara, Inc.*	132	620
Avid Bioservices, Inc.*	95	617
Community Health Systems, Inc.*	194	607
Waldencast plc — Class A*	55	601
Pennant Group, Inc.*	43	599
Cerus Corp.*	273	590
SomaLogic, Inc.*	230	582
Sana Biotechnology, Inc.*	142	579
Sterling Check Corp.*	41	571
iRadimed Corp.	12	570
Caribou Biosciences, Inc.*	98	562
Olema Pharmaceuticals, Inc.*	40	561
ORIC Pharmaceuticals, Inc.*	61	561
American Well Corp. — Class A*	374	557
Tejon Ranch Co.*	32	550
BrightView Holdings, Inc.*	64	539
Custom Truck One Source, Inc.*	87	538
Limoneira Co.	26	536
Ocular Therapeutix, Inc.*	120	535
Avita Medical, Inc.*	39	535
CVRx, Inc.*	17	534
Prime Medicine, Inc.*	60	532
HilleVax, Inc.*	33	530
Replimune Group, Inc.*	62	523
Lyell Immunopharma, Inc.*	266	516
Taro Pharmaceutical Industries Ltd.*	12	501
Tactile Systems Technology, Inc.*	35	500
Aaron's Company, Inc.	46	500
Carriage Services, Inc. — Class A	20	500
Anika Therapeutics, Inc.*	22	498
Enliven Therapeutics, Inc.*	36	498
Entrada Therapeutics, Inc.*	33	498
Harrow, Inc.*	44	493
ALX Oncology Holdings, Inc.*	33	491
Fate Therapeutics, Inc.*	131	490
Terawulf, Inc.*	204	490
Forrester Research, Inc.*	18	483
Arbutus Biopharma Corp.*	192	480
Xeris Biopharma Holdings, Inc.*	204	479
Distribution Solutions Group, Inc.*	15	473
Summit Therapeutics, Inc.*	179	467
Target Hospitality Corp.*	48	467

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
KalVista Pharmaceuticals, Inc.*	38	$465
UroGen Pharma Ltd.*	31	465
Nano-X Imaging Ltd.*,1	72	459
AngioDynamics, Inc.*	58	455
WaVe Life Sciences Ltd.*	90	454
Coherus Biosciences, Inc.*	133	443
Organogenesis Holdings, Inc.*	108	442
Westrock Coffee Co.*	43	439
Biomea Fusion, Inc.*	30	436
Agenus, Inc.*	526	435
Terns Pharmaceuticals, Inc.*	66	428
Axogen, Inc.*	62	423
Utah Medical Products, Inc.	5	421
Seneca Foods Corp. — Class A*	8	419
iTeos Therapeutics, Inc.*	38	416
Voyager Therapeutics, Inc.*	49	414
Willdan Group, Inc.*	19	408
Alta Equipment Group, Inc.	33	408
Viemed Healthcare, Inc.*	52	408
Allogene Therapeutics, Inc.*	127	408
Accuray, Inc.*	143	405
Sutro Biopharma, Inc.*	93	399
SIGA Technologies, Inc.	71	398
Phathom Pharmaceuticals, Inc.*	43	393
Genelux Corp.*	28	392
Neumora Therapeutics, Inc.*	23	392
Beauty Health Co.*	126	392
Nathan's Famous, Inc.	5	390
Y-mAbs Therapeutics, Inc.*	57	389
Aerovate Therapeutics, Inc.*	17	385
Rigel Pharmaceuticals, Inc.*	263	381
Aura Biosciences, Inc.*	43	381
Zevra Therapeutics, Inc.*	58	380
Celcuity, Inc.*	26	379
ACELYRIN, Inc.*	50	373
Vanda Pharmaceuticals, Inc.*	87	367
Cullinan Oncology, Inc.*	36	367
Mersana Therapeutics, Inc.*	158	367
Nature's Sunshine Products, Inc.*	21	363
23andMe Holding Co. — Class A*	396	362
Lincoln Educational Services Corp.*	36	361
Atea Pharmaceuticals, Inc.*	118	360
Phibro Animal Health Corp. — Class A	31	359
SoundThinking, Inc.*	14	358
Agiliti, Inc.*	45	356
Semler Scientific, Inc.*	8	354
MeiraGTx Holdings plc*	50	351
Poseida Therapeutics, Inc.*	104	349
Village Super Market, Inc. — Class A	13	341
Nuvation Bio, Inc.*	224	338
HF Foods Group, Inc.*	62	331
Third Harmonic Bio, Inc.*	30	329
2seventy bio, Inc.*	77	329
Ispire Technology, Inc.*	27	328
Zynex, Inc.*	30	327
Performant Financial Corp.*	103	322
Harvard Bioscience, Inc.*	60	321
Alico, Inc.	11	320
Annexon, Inc.*	70	318
Quipt Home Medical Corp.*	62	316
Nkarta, Inc.*	47	310
Quantum-Si, Inc.*	153	308
Omeros Corp.*,1	93	304
Fennec Pharmaceuticals, Inc.*	27	303
Astria Therapeutics, Inc.*	39	299
Ovid therapeutics, Inc.*	92	296
Pulse Biosciences, Inc.*	24	294
Enanta Pharmaceuticals, Inc.*	31	292
Tyra Biosciences, Inc.*	21	291
Janux Therapeutics, Inc.*	27	290
CorMedix, Inc.*	77	290
InfuSystem Holdings, Inc.*	27	285
Precigen, Inc.*	208	279
Allakos, Inc.*	102	278
scPharmaceuticals, Inc.*	44	276
Gritstone bio, Inc.*	135	275
Heron Therapeutics, Inc.*	158	269
Humacyte, Inc.*	94	267
Erasca, Inc.*	125	266
Monte Rosa Therapeutics, Inc.*	47	266
Cipher Mining, Inc.*,1	64	264
Information Services Group, Inc.	55	259
Arcutis Biotherapeutics, Inc.*	79	255
Quad/Graphics, Inc.*	47	255
Aldeyra Therapeutics, Inc.*	72	253
Invitae Corp.*	402	252
Immuneering Corp. — Class A*	34	250
Sanara Medtech, Inc.*	6	247
Bakkt Holdings, Inc.*,1	107	239
ClearPoint Neuro, Inc.*	35	238
Verrica Pharmaceuticals, Inc.*	32	234
Acacia Research Corp.*	59	231
Scilex Holding Co.*	113	231
Nautilus Biotechnology, Inc.*	77	230
Butterfly Network, Inc.*	213	230
Tenaya Therapeutics, Inc.*	70	227
Bluebird Bio, Inc.*	164	226
Stoke Therapeutics, Inc.*	43	226
Natural Grocers by Vitamin Cottage, Inc.	14	224
XOMA Corp.*	12	222
Inozyme Pharma, Inc.*	52	222
Compass Therapeutics, Inc.*	141	220
Lexicon Pharmaceuticals, Inc.*	142	217
Aveanna Healthcare Holdings, Inc.*	81	217
Lineage Cell Therapeutics, Inc.*	198	216
Merrimack Pharmaceuticals, Inc.*	16	215
PDS Biotechnology Corp.*	43	214
Joint Corp.*	22	211
BRC, Inc. — Class A*	58	211
Seres Therapeutics, Inc.*	149	209
Actinium Pharmaceuticals, Inc.*	40	203
ARS Pharmaceuticals, Inc.*	37	203
Foghorn Therapeutics, Inc.*	31	200
Inogen, Inc.*	35	192
Emergent BioSolutions, Inc.*	78	187
PMV Pharmaceuticals, Inc.*	59	183
Mineralys Therapeutics, Inc.*	21	181
Ventyx Biosciences, Inc.*	72	178
Larimar Therapeutics, Inc.*	39	177
Innovage Holding Corp.*	29	174
Cadiz, Inc.*	62	174
Protalix BioTherapeutics, Inc.*	97	173

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
Seer, Inc.*	89	$173
BioAtla, Inc.*	68	167
Tela Bio, Inc.*	24	159
X4 Pharmaceuticals, Inc.*	189	158
Kodiak Sciences, Inc.*	50	152
Akoya Biosciences, Inc.*	31	151
Karyopharm Therapeutics, Inc.*	174	150
2U, Inc.*	122	150
IGM Biosciences, Inc.*	18	150
Assertio Holdings, Inc.*	137	147
Longboard Pharmaceuticals, Inc.*	24	145
Optinose, Inc.*	112	144
Citius Pharmaceuticals, Inc.*	190	144
Emerald Holding, Inc.*	24	144
Cue Biopharma, Inc.*	54	143
AirSculpt Technologies, Inc.*	19	142
Mural Oncology plc*	24	142
CompoSecure, Inc.*	25	135
KORU Medical Systems, Inc.*	54	133
Design Therapeutics, Inc.*	50	132
MarketWise, Inc.	48	131
Vor BioPharma, Inc.*	58	130
Theseus Pharmaceuticals, Inc.*	31	126
Cartesian Therapeutics, Inc.*	179	123
FibroGen, Inc.*	139	123
HireQuest, Inc.	8	123
ProKidney Corp.*	68	121
Carisma Therapeutics, Inc.	41	120
Sangamo Therapeutics, Inc.*	220	120
Century Therapeutics, Inc.*	36	120
CPI Card Group, Inc.*	6	115
Generation Bio Co.*	69	114
Graphite Bio, Inc.*	43	113
Rallybio Corp.*	47	112
Omega Therapeutics, Inc.*	37	111
Aclaris Therapeutics, Inc.*	106	111
Kezar Life Sciences, Inc.*	111	105
Biote Corp. — Class A*	21	104
FiscalNote Holdings, Inc.*	91	104
PepGen, Inc.*	15	102
Priority Technology Holdings, Inc.*	28	100
Cutera, Inc.*	28	99
Outlook Therapeutics, Inc.*	238	94
Eyenovia, Inc.*	45	94
Nuvectis Pharma, Inc.*	11	92
Adicet Bio, Inc.*	47	89
Bioxcel Therapeutics, Inc.*	30	88
P3 Health Partners, Inc.*	61	86
Trevi Therapeutics, Inc.*	64	86
Forafric Global plc*	8	85
Vigil Neuroscience, Inc.*	25	84
Eagle Pharmaceuticals, Inc.*	16	84
Beyond Air, Inc.*	41	80
Zevia PBC — Class A*	38	76
Atara Biotherapeutics, Inc.*	146	75
Ikena Oncology, Inc.*	37	73
Prelude Therapeutics, Inc.*	17	73
Acrivon Therapeutics, Inc.*	13	64
Orchestra BioMed Holdings, Inc.*	7	64
Zura Bio Ltd.*	13	61
CareMax, Inc.*	116	58
NGM Biopharmaceuticals, Inc.*	66	57
Vaxxinity, Inc. — Class A*	66	56
NanoString Technologies, Inc.*	73	55
Cara Therapeutics, Inc.*	72	53
Aadi Bioscience, Inc.*	25	50
Allovir, Inc.*	73	50
Benson Hill, Inc.*	265	46
Vicarious Surgical, Inc.*	107	39
Rent the Runway, Inc. — Class A*	73	39
Rain Oncology, Inc.*	26	31
Bright Green Corp.*	92	30
Reneo Pharmaceuticals, Inc.*	17	27
Cano Health, Inc.*	4	23
Ocean Biomedical, Inc.*	13	9
BioVie, Inc.*	6	8
ATI Physical Therapy, Inc.*	1	6
Ligand Pharmaceuticals, Inc.*,††	12	–
Ligand Pharmaceuticals, Inc.*,††	12	–
Total Consumer, Non-cyclical		895,811
Financial - 12.4%
SouthState Corp.	115	9,712
Ryman Hospitality Properties, Inc. REIT	87	9,575
Selective Insurance Group, Inc.	91	9,053
Essent Group Ltd.	159	8,386
Cadence Bank	274	8,108
Terreno Realty Corp. REIT	123	7,708
United Bankshares, Inc.	201	7,548
Kite Realty Group Trust REIT	327	7,475
Old National Bancorp	441	7,448
Home BancShares, Inc.	287	7,270
Glacier Bancorp, Inc.	171	7,066
Valley National Bancorp	650	7,059
FTAI Aviation Ltd.	152	7,053
Radian Group, Inc.	237	6,766
American Equity Investment Life Holding Co.*	117	6,528
Hancock Whitney Corp.	133	6,462
Phillips Edison & Company, Inc. REIT	177	6,457
Jackson Financial, Inc. — Class A	125	6,400
Mr Cooper Group, Inc.*	98	6,382
Hamilton Lane, Inc. — Class A	56	6,353
First Financial Bankshares, Inc.	200	6,060
Essential Properties Realty Trust, Inc. REIT	235	6,007
PotlatchDeltic Corp. REIT	121	5,941
Moelis & Co. — Class A	103	5,781
UMB Financial Corp.	69	5,765
Blackstone Mortgage Trust, Inc. — Class A REIT	259	5,509
Apple Hospitality REIT, Inc.	330	5,481
Ameris Bancorp	102	5,411
Walker & Dunlop, Inc.	48	5,328
Enstar Group Ltd.*	18	5,298
Independence Realty Trust, Inc. REIT	345	5,279
ServisFirst Bancshares, Inc.	78	5,197
United Community Banks, Inc.	177	5,179
Macerich Co. REIT	330	5,092
Sabra Health Care REIT, Inc.	354	5,052
Associated Banc-Corp.	233	4,984
Broadstone Net Lease, Inc. REIT	288	4,959
Physicians Realty Trust REIT	364	4,845
Axos Financial, Inc.*	87	4,750

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
CNO Financial Group, Inc.	170	$4,743
Cathay General Bancorp	106	4,724
Texas Capital Bancshares, Inc.*	73	4,718
Genworth Financial, Inc. — Class A*	703	4,696
McGrath RentCorp	39	4,665
Piper Sandler Cos.	26	4,547
Upstart Holdings, Inc.*	111	4,536
Independent Bank Corp.	68	4,475
International Bancshares Corp.	82	4,454
COPT Defense Properties REIT	173	4,434
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	159	4,385
SL Green Realty Corp. REIT	97	4,381
Tanger, Inc. REIT	157	4,352
Bank of Hawaii Corp.	60	4,348
Innovative Industrial Properties, Inc. REIT	43	4,335
LXP Industrial Trust REIT	436	4,325
WSFS Financial Corp.	94	4,317
First BanCorp	261	4,293
Community Bank System, Inc.	82	4,273
Pacific Premier Bancorp, Inc.	146	4,250
Atlantic Union Bankshares Corp.	116	4,239
Artisan Partners Asset Management, Inc. — Class A	95	4,197
Arbor Realty Trust, Inc. REIT	274	4,159
CVB Financial Corp.	203	4,099
Fulton Financial Corp.	244	4,016
SITE Centers Corp. REIT	291	3,966
BGC Group, Inc. — Class A	543	3,921
First Interstate BancSystem, Inc. — Class A	127	3,905
Pagseguro Digital Ltd. — Class A*	304	3,791
PJT Partners, Inc. — Class A	37	3,769
NMI Holdings, Inc. — Class A*	126	3,740
Simmons First National Corp. — Class A	188	3,730
BankUnited, Inc.	114	3,697
Seacoast Banking Corporation of Florida	129	3,671
Douglas Emmett, Inc. REIT	247	3,582
National Health Investors, Inc. REIT	64	3,574
CareTrust REIT, Inc.	155	3,469
PennyMac Financial Services, Inc.	39	3,446
First Financial Bancorp	145	3,444
Sunstone Hotel Investors, Inc. REIT	318	3,412
Eastern Bankshares, Inc.	238	3,380
Four Corners Property Trust, Inc. REIT	133	3,365
First Merchants Corp.	90	3,337
WaFd, Inc.	101	3,329
BancFirst Corp.	34	3,309
St. Joe Co.	54	3,250
Urban Edge Properties REIT	177	3,239
TowneBank	108	3,214
Outfront Media, Inc. REIT	226	3,155
Bancorp, Inc.*	79	3,046
Cohen & Steers, Inc.	40	3,029
DiamondRock Hospitality Co. REIT	321	3,014
Equity Commonwealth REIT	155	2,976
Global Net Lease, Inc. REIT	297	2,955
StoneX Group, Inc.*	40	2,953
Park National Corp.	22	2,923
NBT Bancorp, Inc.	69	2,892
Pebblebrook Hotel Trust REIT	180	2,876
Renasant Corp.	85	2,863
Independent Bank Group, Inc.	56	2,849
WesBanco, Inc.	89	2,792
Banner Corp.	52	2,785
RLJ Lodging Trust REIT	235	2,754
Cushman & Wakefield plc*	254	2,743
Banc of California, Inc.	203	2,730
OFG Bancorp	72	2,699
Farmer Mac — Class C	14	2,677
InvenTrust Properties Corp. REIT	105	2,661
Retail Opportunity Investments Corp. REIT	189	2,652
Triumph Financial, Inc.*	33	2,646
JBG SMITH Properties REIT	154	2,620
StepStone Group, Inc. — Class A	82	2,610
Enova International, Inc.*	47	2,602
Customers Bancorp, Inc.*	45	2,593
Trustmark Corp.	93	2,593
Apollo Commercial Real Estate Finance, Inc. REIT	218	2,559
Bread Financial Holdings, Inc.	77	2,536
Ready Capital Corp. REIT	246	2,522
Hilltop Holdings, Inc.	71	2,500
Bank of NT Butterfield & Son Ltd.	78	2,497
Navient Corp.	134	2,495
Lakeland Financial Corp.	38	2,476
Northwest Bancshares, Inc.	197	2,459
Enterprise Financial Services Corp.	55	2,456
Heartland Financial USA, Inc.	65	2,445
Acadia Realty Trust REIT	143	2,430
City Holding Co.	22	2,426
Goosehead Insurance, Inc. — Class A*	32	2,426
First Commonwealth Financial Corp.	157	2,424
Virtus Investment Partners, Inc.	10	2,418
Stewart Information Services Corp.	41	2,409
Live Oak Bancshares, Inc.	52	2,366
Westamerica BanCorp	41	2,313
Kennedy-Wilson Holdings, Inc.	183	2,265
Newmark Group, Inc. — Class A	206	2,258
First Bancorp	61	2,258
Xenia Hotels & Resorts, Inc. REIT	165	2,247
BRP Group, Inc. — Class A*	91	2,186
Stock Yards Bancorp, Inc.	42	2,163
Compass Diversified Holdings	96	2,155
Service Properties Trust REIT	252	2,152
FB Financial Corp.	54	2,152
Hope Bancorp, Inc.	178	2,150
Alexander & Baldwin, Inc. REIT	112	2,130
Pathward Financial, Inc.	40	2,117
Uniti Group, Inc. REIT	363	2,098
National Bank Holdings Corp. — Class A	56	2,083
Two Harbors Investment Corp. REIT	149	2,076

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
TriCo Bancshares	48	$2,063
Stellar Bancorp, Inc.	74	2,060
Horace Mann Educators Corp.	63	2,060
Palomar Holdings, Inc.*	37	2,053
Getty Realty Corp. REIT	70	2,045
Provident Financial Services, Inc.	113	2,037
PennyMac Mortgage Investment Trust REIT	136	2,033
Cannae Holdings, Inc.*	104	2,029
LTC Properties, Inc. REIT	63	2,024
S&T Bancorp, Inc.	60	2,005
Ladder Capital Corp. — Class A REIT	174	2,003
First Busey Corp.	80	1,986
Hudson Pacific Properties, Inc. REIT	212	1,974
Elme Communities REIT	135	1,971
Empire State Realty Trust, Inc. — Class A REIT	203	1,967
Veris Residential, Inc. REIT	121	1,903
Easterly Government Properties, Inc. REIT	141	1,895
Claros Mortgage Trust, Inc.	139	1,895
Trupanion, Inc.*	62	1,892
Veritex Holdings, Inc.	81	1,885
Encore Capital Group, Inc.*	36	1,827
Sandy Spring Bancorp, Inc.	67	1,825
NETSTREIT Corp. REIT	101	1,803
MFA Financial, Inc. REIT	157	1,769
Nelnet, Inc. — Class A	20	1,764
Peoples Bancorp, Inc.	52	1,755
Apartment Investment and Management Co. — Class A REIT*	222	1,738
Franklin BSP Realty Trust, Inc. REIT	128	1,729
Chimera Investment Corp. REIT	345	1,722
American Assets Trust, Inc. REIT	75	1,688
Redfin Corp.*	163	1,682
Safety Insurance Group, Inc.	22	1,672
Berkshire Hills Bancorp, Inc.	67	1,664
eXp World Holdings, Inc.	107	1,661
Compass, Inc. — Class A*	433	1,628
Marcus & Millichap, Inc.	37	1,616
Employers Holdings, Inc.	41	1,615
Origin Bancorp, Inc.	45	1,601
Plymouth Industrial REIT, Inc.	66	1,589
PRA Group, Inc.*	60	1,572
OceanFirst Financial Corp.	90	1,562
Safehold, Inc. REIT	66	1,544
Mercury General Corp.	41	1,530
Nicolet Bankshares, Inc.	19	1,529
QCR Holdings, Inc.	26	1,518
Dime Community Bancshares, Inc.	55	1,481
Paramount Group, Inc. REIT	285	1,473
BrightSpire Capital, Inc. REIT	198	1,473
WisdomTree, Inc.	212	1,469
Brookline Bancorp, Inc.	134	1,462
Ellington Financial, Inc. REIT	115	1,462
Preferred Bank/Los Angeles CA	20	1,461
National Western Life Group, Inc. — Class A	3	1,449
Victory Capital Holdings, Inc. — Class A	42	1,447
Southside Bancshares, Inc.	46	1,441
LendingClub Corp.*	163	1,425
Lakeland Bancorp, Inc.	96	1,420
Brandywine Realty Trust REIT	260	1,404
German American Bancorp, Inc.	43	1,394
1st Source Corp.	25	1,374
Diversified Healthcare Trust REIT	365	1,365
AMERISAFE, Inc.	29	1,357
Anywhere Real Estate, Inc.*	167	1,354
Piedmont Office Realty Trust, Inc. — Class A REIT	190	1,351
First Bancshares, Inc.	46	1,349
Centerspace REIT	23	1,339
F&G Annuities & Life, Inc.	29	1,334
ARMOUR Residential REIT, Inc.[1]	69	1,333
Enact Holdings, Inc.	46	1,329
Eagle Bancorp, Inc.	44	1,326
Premier Financial Corp.	55	1,325
Tompkins Financial Corp.	22	1,325
ConnectOne Bancorp, Inc.	57	1,306
Redwood Trust, Inc. REIT	175	1,297
Patria Investments Ltd. — Class A	83	1,287
UMH Properties, Inc. REIT	84	1,287
Armada Hoffler Properties, Inc. REIT	104	1,286
Capitol Federal Financial, Inc.	196	1,264
Lemonade, Inc.*,1	78	1,258
SiriusPoint Ltd.*	106	1,230
Skyward Specialty Insurance Group, Inc.*	36	1,220
Bank First Corp.	14	1,213
NexPoint Residential Trust, Inc. REIT	35	1,205
KKR Real Estate Finance Trust, Inc. REIT	91	1,204
New York Mortgage Trust, Inc. REIT	140	1,194
Heritage Financial Corp.	54	1,155
Ambac Financial Group, Inc.*	68	1,121
International Money Express, Inc.*	50	1,105
ProAssurance Corp.	79	1,089
Summit Hotel Properties, Inc. REIT	161	1,082
Peakstone Realty Trust REIT	54	1,076
Community Trust Bancorp, Inc.	24	1,053
Dynex Capital, Inc. REIT	84	1,052
Global Medical REIT, Inc.	94	1,043
First Mid Bancshares, Inc.	30	1,040
Community Healthcare Trust, Inc. REIT	39	1,039
Old Second Bancorp, Inc.	67	1,034
CBL & Associates Properties, Inc. REIT	42	1,026
Merchants Bancorp	24	1,022
AssetMark Financial Holdings, Inc.*	34	1,018
First Community Bankshares, Inc.	27	1,002
Univest Financial Corp.	45	991
Amerant Bancorp, Inc.	40	983
Mercantile Bank Corp.	24	969

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
Horizon Bancorp, Inc.	67	$959
Brightsphere Investment Group, Inc.	50	958
CrossFirst Bankshares, Inc.*	69	937
Brookfield Business Corp. — Class A	40	931
Whitestone REIT — Class B	75	922
Business First Bancshares, Inc.	37	912
Hanmi Financial Corp.	47	912
Heritage Commerce Corp.	91	903
TrustCo Bank Corporation NY	29	900
Farmland Partners, Inc. REIT[1]	72	899
Byline Bancorp, Inc.	38	895
Columbia Financial, Inc.*	46	887
Metropolitan Bank Holding Corp.*	16	886
Midland States Bancorp, Inc.	32	882
HCI Group, Inc.	10	874
Camden National Corp.	23	865
Alexander's, Inc. REIT	4	854
Equity Bancshares, Inc. — Class A	25	847
Washington Trust Bancorp, Inc.	26	842
Gladstone Commercial Corp. REIT	63	834
Perella Weinberg Partners	68	832
Great Southern Bancorp, Inc.	14	831
Diamond Hill Investment Group, Inc.	5	828
Universal Health Realty Income Trust REIT	19	822
Ares Commercial Real Estate Corp. REIT	79	818
Independent Bank Corp.	31	807
Peapack-Gladstone Financial Corp.	27	805
Northfield Bancorp, Inc.	64	805
Farmers National Banc Corp.	55	795
Chatham Lodging Trust REIT	74	793
Central Pacific Financial Corp.	40	787
World Acceptance Corp.*	6	783
American National Bankshares, Inc.	16	780
HarborOne Bancorp, Inc.	65	779
First Financial Corp.	18	774
Republic Bancorp, Inc. — Class A	14	772
NerdWallet, Inc. — Class A*	52	765
First Foundation, Inc.	79	765
Cambridge Bancorp	11	763
Kearny Financial Corp.	85	762
Coastal Financial Corp.*	17	755
Amalgamated Financial Corp.	28	754
Gladstone Land Corp. REIT	52	751
Flushing Financial Corp.	44	725
CNB Financial Corp.	32	723
Saul Centers, Inc. REIT	18	707
Tiptree, Inc. — Class A	37	701
TPG RE Finance Trust, Inc. REIT	107	696
Southern Missouri Bancorp, Inc.	13	694
RMR Group, Inc. — Class A	24	677
Bar Harbor Bankshares	23	675
P10, Inc. — Class A	66	675
Metrocity Bankshares, Inc.	28	673
Alerus Financial Corp.	29	649
HomeTrust Bancshares, Inc.	24	646
United Fire Group, Inc.	32	644
Shore Bancshares, Inc.	45	641
Burke & Herbert Financial Services Corp.	10	629
FRP Holdings, Inc.*	10	629
Universal Insurance Holdings, Inc.	39	623
Capital City Bank Group, Inc.	21	618
Arrow Financial Corp.	22	615
Capstar Financial Holdings, Inc.	32	600
MidWestOne Financial Group, Inc.	22	592
FTAI Infrastructure, Inc.	152	591
CTO Realty Growth, Inc. REIT	34	589
SmartFinancial, Inc.	24	588
B Riley Financial, Inc.[1]	28	588
Hingham Institution For Savings	3	583
ACNB Corp.	13	582
Forge Global Holdings, Inc.*	168	576
Invesco Mortgage Capital, Inc. REIT	65	576
GCM Grosvenor, Inc. — Class A	64	573
Citizens & Northern Corp.	25	561
Orchid Island Capital, Inc. REIT	66	556
Carter Bankshares, Inc.*	37	554
Northeast Bank	10	552
South Plains Financial, Inc.	19	550
Esquire Financial Holdings, Inc.	11	550
One Liberty Properties, Inc. REIT	25	548
Home Bancorp, Inc.	13	546
Farmers & Merchants Bancorp Incorporated/Archbold OH	22	546
Office Properties Income Trust REIT	74	542
Peoples Financial Services Corp.	11	536
Mid Penn Bancorp, Inc.	22	534
West BanCorp, Inc.	25	530
Bank of Marin Bancorp	24	528
James River Group Holdings Ltd.	57	527
Summit Financial Group, Inc.	17	522
Northrim BanCorp, Inc.	9	515
Orion Office REIT, Inc.	88	503
Five Star Bancorp	19	497
RBB Bancorp	26	495
Financial Institutions, Inc.	23	490
LendingTree, Inc.*	16	485
Enterprise Bancorp, Inc.	15	484
NewtekOne, Inc.	35	483
Orange County Bancorp, Inc.	8	482
First Business Financial Services, Inc.	12	481
Sierra Bancorp	21	474
Orrstown Financial Services, Inc.	16	472
Guaranty Bancshares, Inc.	14	471
Bit Digital, Inc.*	111	470
Granite Point Mortgage Trust, Inc. REIT	78	463
Macatawa Bank Corp.	41	462
Greenlight Capital Re Ltd. — Class A*	40	457
Citizens Financial Services, Inc.	7	453
Southern First Bancshares, Inc.*	12	445
Civista Bancshares, Inc.	24	443
First of Long Island Corp.	33	437

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
Codorus Valley Bancorp, Inc.	17	$437
John Marshall Bancorp, Inc.	19	429
BayCom Corp.	18	425
First Bancorp, Inc.	15	423
MBIA, Inc.*	69	422
Postal Realty Trust, Inc. — Class A REIT	29	422
HBT Financial, Inc.	20	422
Bridgewater Bancshares, Inc.*	31	419
First Bank/Hamilton NJ	28	412
Fidelity D&D Bancorp, Inc.	7	406
MVB Financial Corp.	18	406
Chicago Atlantic Real Estate Finance, Inc. REIT	25	404
Waterstone Financial, Inc.	28	398
Norwood Financial Corp.	12	395
Red River Bancshares, Inc.	7	393
Primis Financial Corp.	31	392
Middlefield Banc Corp.	12	388
Legacy Housing Corp.*	15	378
Third Coast Bancshares, Inc.*	19	377
Timberland Bancorp, Inc.	12	378
NexPoint Diversified Real Estate Trust REIT	47	374
FS Bancorp, Inc.	10	370
City Office REIT, Inc.	60	367
Douglas Elliman, Inc.	124	366
Capital Bancorp, Inc.	15	363
eHealth, Inc.*	41	357
Unity Bancorp, Inc.	12	355
FVCBankcorp, Inc.*	25	355
Northeast Community Bancorp, Inc.	20	355
RE/MAX Holdings, Inc. — Class A	26	347
Colony Bankcorp, Inc.	26	346
C&F Financial Corp.	5	341
Alpine Income Property Trust, Inc. REIT	20	338
Donegal Group, Inc. — Class A	24	336
Central Valley Community Bancorp	15	335
BRT Apartments Corp. REIT	18	335
Plumas Bancorp	8	331
Oak Valley Bancorp	11	329
Blue Foundry Bancorp*	34	329
Investors Title Co.	2	324
Parke Bancorp, Inc.	16	324
ChoiceOne Financial Services, Inc.	11	322
Southern States Bancshares, Inc.	11	322
Maiden Holdings Ltd.*	139	318
PCB Bancorp	17	313
Greene County Bancorp, Inc.	11	310
Ocwen Financial Corp.*	10	308
Ponce Financial Group, Inc.*	31	303
Regional Management Corp.	12	301
AFC Gamma, Inc. REIT	25	301
Star Holdings*	20	300
Ames National Corp.	14	299
BCB Bancorp, Inc.	23	295
Fidelis Insurance Holdings Ltd.*	23	291
National Bankshares, Inc.	9	291
Crawford & Co. — Class A	22	290
HomeStreet, Inc.	28	288
Selectquote, Inc.*	210	288
Princeton Bancorp, Inc.	8	287
American Coastal Insurance Corp.*	30	284
AlTi Global, Inc.*	32	280
Silvercrest Asset Management Group, Inc. — Class A	16	272
Bankwell Financial Group, Inc.	9	272
Atlanticus Holdings Corp.*	7	271
ESSA Bancorp, Inc.	13	260
Stratus Properties, Inc.*	9	260
Braemar Hotels & Resorts, Inc. REIT	101	253
LCNB Corp.	16	252
Evans Bancorp, Inc.	8	252
Chemung Financial Corp.	5	249
MainStreet Bancshares, Inc.	10	248
Penns Woods Bancorp, Inc.	11	248
Velocity Financial, Inc.*	14	241
Virginia National Bankshares Corp.	7	241
First Western Financial, Inc.*	12	238
First Community Corp.	11	237
Nexpoint Real Estate Finance, Inc. REIT	13	205
USCB Financial Holdings, Inc.*	16	196
Angel Oak Mortgage REIT, Inc.	18	191
Maui Land & Pineapple Company, Inc.*	12	191
Sterling Bancorp, Inc.*	33	190
Pioneer Bancorp, Inc.*	18	180
Security National Financial Corp. — Class A*	19	171
Luther Burbank Corp.*	16	171
Bank7 Corp.	6	164
NI Holdings, Inc.*	12	156
Hippo Holdings, Inc.*	16	146
Paysign, Inc.*	50	140
Kingsway Financial Services, Inc.*	16	134
Consumer Portfolio Services, Inc.*	14	131
SWK Holdings Corp.*	6	105
Transcontinental Realty Investors, Inc.*	3	104
Clipper Realty, Inc. REIT	17	92
Finance of America Companies, Inc. — Class A*	82	90
OppFi, Inc.*	17	87
GoHealth, Inc. — Class A*	6	80
Blue Ridge Bankshares, Inc.	26	79
American Realty Investors, Inc.*	3	52
Total Financial		851,809
Industrial - 8.4%
Simpson Manufacturing Company, Inc.	65	12,869
UFP Industries, Inc.	90	11,299
Comfort Systems USA, Inc.	53	10,900
Fabrinet*	56	10,659
Applied Industrial Technologies, Inc.	58	10,016
Atkore, Inc.*	58	9,280
Novanta, Inc.*	54	9,094
Chart Industries, Inc.*	65	8,861

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
Watts Water Technologies, Inc. — Class A	41	$8,542
Fluor Corp.*	214	8,382
Mueller Industries, Inc.	169	7,968
Boise Cascade Co.	60	7,762
AAON, Inc.	102	7,535
Casella Waste Systems, Inc. — Class A*	85	7,264
Federal Signal Corp.	92	7,060
Badger Meter, Inc.	45	6,947
Summit Materials, Inc. — Class A*	180	6,923
Exponent, Inc.	76	6,691
Franklin Electric Company, Inc.	69	6,669
SPX Technologies, Inc.*	66	6,667
Zurn Elkay Water Solutions Corp.	223	6,558
GATX Corp.	53	6,372
Moog, Inc. — Class A	44	6,370
EnerSys	63	6,360
Advanced Energy Industries, Inc.	57	6,208
Arcosa, Inc.	73	6,033
Matson, Inc.	54	5,918
Terex Corp.	101	5,803
Knife River Corp.*	85	5,625
Itron, Inc.*	70	5,286
Hillenbrand, Inc.	107	5,120
Dycom Industries, Inc.*	44	5,064
Kadant, Inc.	18	5,046
Enpro, Inc.	32	5,016
CSW Industrials, Inc.	24	4,978
Belden, Inc.	64	4,944
AeroVironment, Inc.*	39	4,916
Encore Wire Corp.	23	4,913
John Bean Technologies Corp.	48	4,774
Vishay Intertechnology, Inc.	198	4,746
Modine Manufacturing Co.*	79	4,716
Plexus Corp.*	43	4,650
Albany International Corp. — Class A	47	4,616
ESCO Technologies, Inc.	39	4,564
Scorpio Tankers, Inc.	74	4,499
Cactus, Inc. — Class A	99	4,495
Frontdoor, Inc.*	127	4,473
Sanmina Corp.*	87	4,469
ArcBest Corp.	37	4,448
Bloom Energy Corp. — Class A*	295	4,366
Hub Group, Inc. — Class A*	47	4,321
Materion Corp.	32	4,164
RXO, Inc.*	179	4,163
Sterling Infrastructure, Inc.*	47	4,133
Werner Enterprises, Inc.	97	4,110
Kratos Defense & Security Solutions, Inc.*	193	3,916
Griffon Corp.	64	3,901
O-I Glass, Inc.*	238	3,899
Gibraltar Industries, Inc.*	47	3,712
MYR Group, Inc.*	25	3,616
Golar LNG Ltd.	156	3,586
NEXTracker, Inc. — Class A*	75	3,514
Energizer Holdings, Inc.	110	3,485
PGT Innovations, Inc.*	85	3,459
Mueller Water Products, Inc. — Class A	237	3,413
Granite Construction, Inc.	67	3,408
Trinity Industries, Inc.	126	3,350
AAR Corp.*	53	3,307
Kennametal, Inc.	125	3,224
Alamo Group, Inc.	15	3,153
Mirion Technologies, Inc.*	306	3,137
OSI Systems, Inc.*	24	3,097
Masterbrand, Inc.*	198	2,940
International Seaways, Inc.	63	2,865
Standex International Corp.	18	2,851
Masonite International Corp.*	33	2,794
Joby Aviation, Inc.*	419	2,787
Primoris Services Corp.	82	2,723
Hillman Solutions Corp.*	294	2,708
Worthington Enterprises, Inc.	47	2,705
Construction Partners, Inc. — Class A*	62	2,698
Enerpac Tool Group Corp.	85	2,643
Enovix Corp.*	211	2,642
Tennant Co.	28	2,595
Knowles Corp.*	139	2,489
TTM Technologies, Inc.*	157	2,482
JELD-WEN Holding, Inc.*	131	2,473
Forward Air Corp.	39	2,452
Barnes Group, Inc.	75	2,447
Greif, Inc. — Class A	37	2,427
American Woodmark Corp.*	26	2,414
NV5 Global, Inc.*	21	2,334
Rocket Lab USA, Inc.*	419	2,317
Helios Technologies, Inc.	50	2,267
AZZ, Inc.	39	2,266
Lindsay Corp.	17	2,196
World Kinect Corp.	95	2,164
Dorian LPG Ltd.	49	2,150
Leonardo DRS, Inc.*	105	2,104
CTS Corp.	48	2,100
DHT Holdings, Inc.	210	2,060
Greenbrier Companies, Inc.	46	2,032
SFL Corporation Ltd.	177	1,996
Marten Transport Ltd.	90	1,888
Xometry, Inc. — Class A*	52	1,867
Golden Ocean Group Ltd.	189	1,845
Teekay Tankers Ltd. — Class A	36	1,799
Apogee Enterprises, Inc.	33	1,763
Columbus McKinnon Corp.	44	1,717
Janus International Group, Inc.*	130	1,697
Thermon Group Holdings, Inc.*	51	1,661
Triumph Group, Inc.*	100	1,658
Napco Security Technologies, Inc.	48	1,644
TriMas Corp.	64	1,621
Energy Recovery, Inc.*	85	1,601
Proto Labs, Inc.*	41	1,597
TimkenSteel Corp.*	67	1,571
Air Transport Services Group, Inc.*	87	1,532
Vicor Corp.*	34	1,528
Benchmark Electronics, Inc.	55	1,520
Ryerson Holding Corp.	43	1,491
Ichor Holdings Ltd.*	44	1,480
Archer Aviation, Inc. — Class A*	234	1,437
Montrose Environmental Group, Inc.*	42	1,349
FLEX LNG Ltd.	46	1,337
Nordic American Tankers Ltd.	315	1,323
Astec Industries, Inc.	34	1,265

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
Gorman-Rupp Co.	35	$1,244
Powell Industries, Inc.	14	1,238
Aspen Aerogels, Inc.*	78	1,231
Sturm Ruger & Company, Inc.	26	1,182
Insteel Industries, Inc.	29	1,110
Enviri Corp.*	122	1,098
Myers Industries, Inc.	56	1,095
Genco Shipping & Trading Ltd.	65	1,078
Bel Fuse, Inc. — Class B	16	1,068
Hyster-Yale Materials Handling, Inc.	17	1,057
IES Holdings, Inc.*	13	1,030
Kaman Corp.	43	1,030
Heartland Express, Inc.	72	1,027
Cadre Holdings, Inc.	31	1,019
Olympic Steel, Inc.	15	1,001
Ducommun, Inc.*	19	989
Kimball Electronics, Inc.*	36	970
Smith & Wesson Brands, Inc.	70	949
CryoPort, Inc.*	61	945
Clearwater Paper Corp.*	26	939
Argan, Inc.	20	936
CECO Environmental Corp.*	46	933
nLight, Inc.*	67	905
SmartRent, Inc.*	282	900
Ardmore Shipping Corp.	63	888
Manitowoc Company, Inc.*	53	885
DXP Enterprises, Inc.*	25	843
Mesa Laboratories, Inc.	8	838
Pactiv Evergreen, Inc.	61	836
Evolv Technologies Holdings, Inc.*	173	817
Stoneridge, Inc.*	41	802
LSB Industries, Inc.*	85	791
Great Lakes Dredge & Dock Corp.*	101	776
Eagle Bulk Shipping, Inc.	14	776
Costamare, Inc.	74	770
MicroVision, Inc.*	272	724
PureCycle Technologies, Inc.*	178	721
Astronics Corp.*	40	697
Covenant Logistics Group, Inc. — Class A	15	691
Teekay Corp.*	94	672
GoPro, Inc. — Class A*	191	663
FARO Technologies, Inc.*	29	653
GrafTech International Ltd.	297	650
National Presto Industries, Inc.	8	642
Limbach Holdings, Inc.*	14	637
Tutor Perini Corp.*	66	601
Cadeler A/S ADR*	32	589
Atmus Filtration Technologies, Inc.*,1	25	587
Allient, Inc.	19	574
Bowman Consulting Group Ltd.*	16	568
LSI Industries, Inc.	39	549
NVE Corp.	7	549
Greif, Inc. — Class B	8	528
Daseke, Inc.*	62	502
Overseas Shipholding Group, Inc. — Class A	95	501
AerSale Corp.*	39	495
Park Aerospace Corp.	32	470
Pangaea Logistics Solutions Ltd.	56	461
Northwest Pipe Co.*	15	454
Safe Bulkers, Inc.	102	401
Ranpak Holdings Corp.*	67	390
Luxfer Holdings plc	43	384
908 Devices, Inc.*	34	381
Radiant Logistics, Inc.*	55	365
Comtech Telecommunications Corp.	42	354
Omega Flex, Inc.	5	353
Park-Ohio Holdings Corp.	13	350
Eastman Kodak Co.*	88	343
Iteris, Inc.*	66	343
Concrete Pumping Holdings, Inc.*	40	328
Pure Cycle Corp.*	31	325
Universal Logistics Holdings, Inc.	11	308
AMMO, Inc.*	139	292
Blink Charging Co.*	80	271
NuScale Power Corp.*	82	270
Turtle Beach Corp.*	24	263
Gencor Industries, Inc.*	16	258
Mayville Engineering Company, Inc.*	17	245
Willis Lease Finance Corp.*	5	244
Mistras Group, Inc.*	32	234
Karat Packaging, Inc.	9	224
Core Molding Technologies, Inc.*	12	222
Tredegar Corp.	41	222
PAM Transportation Services, Inc.*	10	208
Eve Holding, Inc.*	28	205
Sight Sciences, Inc.*	33	170
Intevac, Inc.*	39	168
LanzaTech Global, Inc.*	32	161
ESS Tech, Inc.*	141	161
Latham Group, Inc.*	59	155
Transphorm, Inc.*	42	153
SKYX Platforms Corp.*	94	150
Babcock & Wilcox Enterprises, Inc.*	91	133
374Water, Inc.*	90	128
Li-Cycle Holdings Corp.*	212	124
INNOVATE Corp.*	79	97
Akoustis Technologies, Inc.*	106	88
Himalaya Shipping Ltd.*	13	88
NL Industries, Inc.	13	73
Amprius Technologies, Inc.*	8	42
Redwire Corp.*	12	34
Southland Holdings, Inc.*	6	31
Charge Enterprises, Inc.*	207	24
Total Industrial		579,051
Consumer, Cyclical - 6.6%
Light & Wonder, Inc. — Class A*	137	11,249
Meritage Homes Corp.	55	9,581
Taylor Morrison Home Corp. — Class A*	158	8,429
Beacon Roofing Supply, Inc.*	88	7,658
Carvana Co.*	144	7,623
Academy Sports & Outdoors, Inc.	110	7,260
Signet Jewelers Ltd.	67	7,186
Asbury Automotive Group, Inc.*	31	6,974
KB Home	109	6,808
Abercrombie & Fitch Co. — Class A*	75	6,616
Installed Building Products, Inc.	36	6,582

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
Group 1 Automotive, Inc.	21	$6,400
FirstCash Holdings, Inc.	57	6,178
Skyline Champion Corp.*	82	6,089
Goodyear Tire & Rubber Co.*	423	6,057
American Eagle Outfitters, Inc.	280	5,925
M/I Homes, Inc.*	41	5,647
Kontoor Brands, Inc.	85	5,306
Adient plc*	145	5,272
Visteon Corp.*	42	5,246
Tri Pointe Homes, Inc.*	146	5,168
GMS, Inc.*	62	5,111
Hilton Grand Vacations, Inc.*	125	5,023
MDC Holdings, Inc.	90	4,972
Steven Madden Ltd.	115	4,830
Rush Enterprises, Inc. — Class A	95	4,778
LCI Industries	38	4,777
International Game Technology plc	167	4,578
Cavco Industries, Inc.*	13	4,506
Fox Factory Holding Corp.*	64	4,319
LGI Homes, Inc.*	32	4,261
Shake Shack, Inc. — Class A*	57	4,225
Resideo Technologies, Inc.*	224	4,216
UniFirst Corp.	23	4,207
Foot Locker, Inc.	126	3,925
Century Communities, Inc.	43	3,919
Red Rock Resorts, Inc. — Class A	73	3,893
Bloomin' Brands, Inc.	135	3,800
Papa John's International, Inc.	49	3,735
Boot Barn Holdings, Inc.*	46	3,531
Urban Outfitters, Inc.*	98	3,498
Dorman Products, Inc.*	41	3,420
Sonos, Inc.*	196	3,360
Patrick Industries, Inc.	33	3,312
Winnebago Industries, Inc.	44	3,207
SkyWest, Inc.*	61	3,184
Topgolf Callaway Brands Corp.*	221	3,169
Acushnet Holdings Corp.	48	3,032
PriceSmart, Inc.	40	3,031
MillerKnoll, Inc.	112	2,988
HNI Corp.	71	2,970
Dana, Inc.	201	2,937
Dave & Buster's Entertainment, Inc.*	54	2,908
SeaWorld Entertainment, Inc.*	55	2,906
Brinker International, Inc.*	67	2,893
ODP Corp.*	50	2,815
Six Flags Entertainment Corp.*	111	2,784
Spirit Airlines, Inc.	169	2,770
JetBlue Airways Corp.*	497	2,758
Atlanta Braves Holdings, Inc. — Class C*	68	2,691
Gentherm, Inc.*	51	2,670
Cheesecake Factory, Inc.	75	2,626
Cracker Barrel Old Country Store, Inc.	34	2,621
H&E Equipment Services, Inc.	50	2,616
Vista Outdoor, Inc.*	87	2,573
Jack in the Box, Inc.	31	2,531
National Vision Holdings, Inc.*	120	2,512
OPENLANE, Inc.*	167	2,473
La-Z-Boy, Inc.	66	2,437
Cinemark Holdings, Inc.*	169	2,381
Hanesbrands, Inc.*	529	2,359
Oxford Industries, Inc.	23	2,300
Buckle, Inc.	47	2,233
Sally Beauty Holdings, Inc.*	165	2,191
Aurora Innovation, Inc.*	501	2,189
G-III Apparel Group Ltd.*	62	2,107
Green Brick Partners, Inc.*	40	2,078
Dillard's, Inc. — Class A	5	2,018
Allegiant Travel Co. — Class A	24	1,983
Madison Square Garden Entertainment Corp.*	60	1,907
Leslie's, Inc.*	272	1,880
Steelcase, Inc. — Class A	139	1,879
Wabash National Corp.	73	1,870
Warby Parker, Inc. — Class A*	131	1,847
XPEL, Inc.*	34	1,831
Lions Gate Entertainment Corp. — Class B*	177	1,804
OneSpaWorld Holdings Ltd.*	125	1,763
indie Semiconductor, Inc. — Class A*	210	1,703
Malibu Boats, Inc. — Class A*	31	1,699
Sovos Brands, Inc.*	77	1,696
Sweetgreen, Inc. — Class A*	149	1,684
Camping World Holdings, Inc. — Class A	64	1,681
Winmark Corp.	4	1,670
ScanSource, Inc.*	42	1,664
Caleres, Inc.	54	1,659
iRobot Corp.*	42	1,625
BlueLinx Holdings, Inc.*	14	1,586
American Axle & Manufacturing Holdings, Inc.*	175	1,542
Beazer Homes USA, Inc.*	45	1,521
Nu Skin Enterprises, Inc. — Class A	77	1,495
Everi Holdings, Inc.*	129	1,454
Monarch Casino & Resort, Inc.	21	1,452
Hibbett, Inc.	20	1,440
MRC Global, Inc.*	129	1,420
Luminar Technologies, Inc.*,1	416	1,402
Chico's FAS, Inc.*	181	1,372
Sonic Automotive, Inc. — Class A	24	1,349
Dream Finders Homes, Inc. — Class A*	37	1,315
Standard Motor Products, Inc.	33	1,314
MarineMax, Inc.*	33	1,284
Bluegreen Vacations Holding Corp.[1]	17	1,277
Golden Entertainment, Inc.	31	1,238
Methode Electronics, Inc.	54	1,227
BJ's Restaurants, Inc.*	34	1,224
Virgin Galactic Holdings, Inc.*	498	1,220
PC Connection, Inc.	18	1,210
Titan International, Inc.*	81	1,205
Dine Brands Global, Inc.	24	1,192
VSE Corp.	18	1,163
Ethan Allen Interiors, Inc.	36	1,149
Interface, Inc. — Class A	88	1,111
Hawaiian Holdings, Inc.*	78	1,108
Hovnanian Enterprises, Inc. — Class A*	7	1,089
Portillo's, Inc. — Class A*	68	1,083
Chuy's Holdings, Inc.*	28	1,070
Wolverine World Wide, Inc.	120	1,067

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
Arko Corp.	127	$1,048
Douglas Dynamics, Inc.	35	1,039
Guess?, Inc.	45	1,038
IMAX Corp.*	69	1,036
Life Time Group Holdings, Inc.*	68	1,025
Blue Bird Corp.*	38	1,025
Clean Energy Fuels Corp.*	260	996
Lions Gate Entertainment Corp. — Class A*	90	981
Forestar Group, Inc.*	29	959
A-Mark Precious Metals, Inc.	31	938
Titan Machinery, Inc.*	32	924
Sun Country Airlines Holdings, Inc.*	58	912
Hudson Technologies, Inc.*	67	904
Vizio Holding Corp. — Class A*	116	893
REV Group, Inc.	49	890
RCI Hospitality Holdings, Inc.	13	861
Accel Entertainment, Inc.*	83	852
Denny's Corp.*	78	849
Nikola Corp.*,1	936	819
Shoe Carnival, Inc.	27	816
Rush Enterprises, Inc. — Class B	15	795
Haverty Furniture Companies, Inc.	22	781
Global Industrial Co.	20	777
Movado Group, Inc.	24	724
Miller Industries, Inc.	17	719
Xperi, Inc.*	64	705
Kura Sushi USA, Inc. — Class A*	9	684
America's Car-Mart, Inc.*	9	682
Savers Value Village, Inc.*	39	678
Super Group SGHC Ltd.*	210	666
Shyft Group, Inc.	54	660
MasterCraft Boat Holdings, Inc.*	29	657
Atlanta Braves Holdings, Inc. — Class A*	15	642
Genesco, Inc.*	18	634
Bally's Corp.*	45	627
Lindblad Expeditions Holdings, Inc.*	55	620
Designer Brands, Inc. — Class A	66	584
OneWater Marine, Inc. — Class A*	17	574
Lovesac Co.*	22	562
Marcus Corp.	37	539
Fisker, Inc.*	300	525
First Watch Restaurant Group, Inc.*	26	523
Zumiez, Inc.*	25	508
Cooper-Standard Holdings, Inc.*	26	508
Xponential Fitness, Inc. — Class A*	38	490
Sleep Number Corp.*	33	489
Daktronics, Inc.*	57	483
Build-A-Bear Workshop, Inc. — Class A	21	483
Hooker Furnishings Corp.	18	470
Microvast Holdings, Inc.*	326	456
Carrols Restaurant Group, Inc.	57	449
EVgo, Inc.*	124	444
Rush Street Interactive, Inc.*	97	436
Johnson Outdoors, Inc. — Class A	8	427
Children's Place, Inc.*	18	418
Potbelly Corp.*	40	417
Funko, Inc. — Class A*	53	410
JAKKS Pacific, Inc.*	11	391
Holley, Inc.*	80	390
Destination XL Group, Inc.*	85	374
El Pollo Loco Holdings, Inc.*	42	370
Bowlero Corp. — Class A*	26	368
SES AI Corp.*	192	351
Commercial Vehicle Group, Inc.*	50	351
Solid Power, Inc.*	238	345
Big Lots, Inc.	43	335
Rocky Brands, Inc.	11	332
Tile Shop Holdings, Inc.*	44	324
Global Business Travel Group I*	50	323
Frontier Group Holdings, Inc.*	59	322
Clarus Corp.	45	310
Vera Bradley, Inc.*	40	308
Escalade, Inc.	15	301
Red Robin Gourmet Burgers, Inc.*	24	299
Weyco Group, Inc.	9	282
Full House Resorts, Inc.*	51	274
Tilly's, Inc. — Class A*	35	264
Landsea Homes Corp.*	20	263
Sportsman's Warehouse Holdings, Inc.*	59	251
Snap One Holdings Corp.*	28	250
ThredUp, Inc. — Class A*	110	247
PetMed Express, Inc.	32	242
GrowGeneration Corp.*	91	228
TuSimple Holdings, Inc. — Class A*	251	220
Reservoir Media, Inc.*	30	214
Big 5 Sporting Goods Corp.	33	209
Century Casinos, Inc.*	42	205
ONE Group Hospitality, Inc.*	33	202
Cato Corp. — Class A	27	193
Livewire Group, Inc.*	17	192
VOXX International Corp. — Class A*	18	192
Noodles & Co.*	61	192
Hyliion Holdings Corp.*	225	183
J Jill, Inc.*	7	180
EVI Industries, Inc.	7	166
Biglari Holdings, Inc. — Class B*	1	165
Marine Products Corp.	13	148
Traeger, Inc.*	53	145
Duluth Holdings, Inc. — Class B*	20	108
Fossil Group, Inc.*	72	105
Torrid Holdings, Inc.*	18	104
Workhorse Group, Inc.*	264	95
Aeva Technologies, Inc.*	123	93
Lazydays Holdings, Inc.*	12	85
Purple Innovation, Inc.	82	85
United Homes Group, Inc.*	9	76
Loop Media, Inc.*	57	57
Envela Corp.*	11	53
CompX International, Inc.	2	51
Dragonfly Energy Holdings Corp.*	26	14
Qurate Retail, Inc. — Class B*	2	13
Total Consumer, Cyclical		451,723
Technology - 6.4%
Super Micro Computer, Inc.*	71	19,899
MicroStrategy, Inc. — Class A*	19	12,001
Onto Innovation, Inc.*	74	11,315

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
Rambus, Inc.*	164	$11,193
Qualys, Inc.*	56	10,992
SPS Commerce, Inc.*	55	10,661
Duolingo, Inc.*	44	9,981
Tenable Holdings, Inc.*	172	7,922
Insight Enterprises, Inc.*	44	7,796
Maximus, Inc.	91	7,631
MACOM Technology Solutions Holdings, Inc.*	82	7,622
Varonis Systems, Inc.*	167	7,562
Workiva, Inc.*	74	7,513
ExlService Holdings, Inc.*	243	7,497
ASGN, Inc.*	73	7,020
Power Integrations, Inc.	85	6,979
Altair Engineering, Inc. — Class A*	82	6,900
Synaptics, Inc.*	60	6,845
Axcelis Technologies, Inc.*	49	6,355
Silicon Laboratories, Inc.*	48	6,349
Freshworks, Inc. — Class A*	248	5,826
Blackbaud, Inc.*	66	5,722
Amkor Technology, Inc.	171	5,689
Evolent Health, Inc. — Class A*	169	5,582
Box, Inc. — Class A*	217	5,557
Diodes, Inc.*	69	5,556
BlackLine, Inc.*	87	5,432
Rapid7, Inc.*	93	5,310
CommVault Systems, Inc.*	66	5,270
ACI Worldwide, Inc.*	166	5,080
Appfolio, Inc. — Class A*	29	5,024
FormFactor, Inc.*	119	4,964
Verra Mobility Corp.*	215	4,951
Kulicke & Soffa Industries, Inc.	86	4,706
Sprout Social, Inc. — Class A*	73	4,485
Braze, Inc. — Class A*	79	4,197
Parsons Corp.*	63	3,951
Envestnet, Inc.*	78	3,863
Privia Health Group, Inc.*	166	3,823
Progress Software Corp.	67	3,638
DigitalOcean Holdings, Inc.*	98	3,596
C3.ai, Inc. — Class A*,1	123	3,531
Ambarella, Inc.*	57	3,494
SiTime Corp.*	27	3,296
Xerox Holdings Corp.	177	3,245
Fastly, Inc. — Class A*	182	3,240
Impinj, Inc.*	35	3,151
PagerDuty, Inc.*	133	3,079
IonQ, Inc.*	247	3,060
Schrodinger Incorporated/United States*	84	3,007
Photronics, Inc.*	95	2,980
ACV Auctions, Inc. — Class A*	195	2,954
AvidXchange Holdings, Inc.*	228	2,825
MaxLinear, Inc. — Class A*	115	2,734
PROS Holdings, Inc.*	69	2,677
Clear Secure, Inc. — Class A	128	2,643
Agilysys, Inc.*	31	2,629
CSG Systems International, Inc.	48	2,554
Cohu, Inc.*	72	2,548
Verint Systems, Inc.*	94	2,541
Veeco Instruments, Inc.*	78	2,420
Appian Corp. — Class A*	64	2,410
Donnelley Financial Solutions, Inc.*	38	2,370
Asana, Inc. — Class A*	123	2,338
Ultra Clean Holdings, Inc.*	68	2,322
NetScout Systems, Inc.*	105	2,305
Semtech Corp.*	99	2,169
PowerSchool Holdings, Inc. — Class A*	87	2,050
Adeia, Inc.	164	2,032
Jamf Holding Corp.*	108	1,950
AvePoint, Inc.*	225	1,847
Zuora, Inc. — Class A*	195	1,833
Zeta Global Holdings Corp. — Class A*	207	1,826
Phreesia, Inc.*	78	1,806
PAR Technology Corp.*	41	1,785
Veradigm, Inc.*	166	1,741
EngageSmart, Inc.*	74	1,695
Intapp, Inc.*	42	1,597
Model N, Inc.*	58	1,562
PDF Solutions, Inc.*	48	1,543
Everbridge, Inc.*	62	1,507
Alkami Technology, Inc.*	60	1,455
ACM Research, Inc. — Class A*	74	1,446
N-able, Inc.*	107	1,418
Digi International, Inc.*	54	1,404
SMART Global Holdings, Inc.*	74	1,401
Sapiens International Corporation N.V.	47	1,360
Navitas Semiconductor Corp.*	164	1,323
Amplitude, Inc. — Class A*	104	1,323
3D Systems Corp.*	196	1,245
Cerence, Inc.*	62	1,219
Pitney Bowes, Inc.	268	1,179
Grid Dynamics Holdings, Inc.*	85	1,133
E2open Parent Holdings, Inc.*	255	1,119
Alignment Healthcare, Inc.*	130	1,119
Simulations Plus, Inc.	24	1,074
Aehr Test Systems*	40	1,061
PubMatic, Inc. — Class A*	65	1,060
Matterport, Inc.*	383	1,030
BigCommerce Holdings, Inc.*	103	1,002
MeridianLink, Inc.*	40	991
Digital Turbine, Inc.*	144	988
SolarWinds Corp.*	78	974
Yext, Inc.*	165	972
Conduent, Inc.*	263	960
Integral Ad Science Holding Corp.*	65	935
Vimeo, Inc.*	233	913
Alpha & Omega Semiconductor Ltd.*	35	912
Olo, Inc. — Class A*	159	909
Mitek Systems, Inc.*	66	861
Consensus Cloud Solutions, Inc.*	32	839
CEVA, Inc.*	36	818
Instructure Holdings, Inc.*	30	810
Corsair Gaming, Inc.*	57	804
Health Catalyst, Inc.*	86	796
Digimarc Corp.*	22	795
Definitive Healthcare Corp.*	70	696
Thoughtworks Holding, Inc.*	143	688
Daily Journal Corp.*	2	682
8x8, Inc.*	175	662
SEMrush Holdings, Inc. — Class A*	48	656
OneSpan, Inc.*	61	654

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
Cantaloupe, Inc.*	88	$652
TTEC Holdings, Inc.	30	650
Vishay Precision Group, Inc.*	19	647
Planet Labs PBC*	253	625
Weave Communications, Inc.*	51	585
Unisys Corp.*	103	579
American Software, Inc. — Class A	49	554
Bandwidth, Inc. — Class A*	36	521
Sharecare, Inc.*	463	500
Cricut, Inc. — Class A	74	488
Domo, Inc. — Class B*	47	484
PlayAGS, Inc.*	57	480
Cardlytics, Inc.*	52	479
SoundHound AI, Inc. — Class A*,1	208	441
Enfusion, Inc. — Class A*	44	427
Outset Medical, Inc.*	76	411
LivePerson, Inc.*	108	409
ON24, Inc.	51	402
EverCommerce, Inc.*	36	397
NextNav, Inc.*	82	365
Playstudios, Inc.*	132	358
Red Violet, Inc.*	17	340
Immersion Corp.	47	332
Climb Global Solutions, Inc.	6	329
Inspired Entertainment, Inc.*	33	326
IBEX Holdings Ltd.*	17	323
Innodata, Inc.*	39	317
Desktop Metal, Inc. — Class A*	422	317
HireRight Holdings Corp.*	21	282
Asure Software, Inc.*	29	276
Outbrain, Inc.*	63	276
eGain Corp.*	33	275
CS Disco, Inc.*	35	266
Rimini Street, Inc.*	79	258
Computer Programs and Systems, Inc.*	23	258
SkyWater Technology, Inc.*	26	250
Kaltura, Inc.*	128	250
Richardson Electronics Ltd.	18	240
Atomera, Inc.*	33	231
inTEST Corp.*	17	231
Expensify, Inc. — Class A*	85	210
Rackspace Technology, Inc.*	95	190
Vuzix Corp.*	90	188
Brightcove, Inc.*	66	171
CoreCard Corp.*	12	166
Viant Technology, Inc. — Class A*	22	152
Tingo Group, Inc.*	187	129
Skillsoft Corp.*	6	105
System1, Inc.*	43	95
BigBear.ai Holdings, Inc.*	43	92
Veritone, Inc.*	40	72
Velo3D, Inc.*	137	54
CXApp, Inc.*	3	4
Presto Automation, Inc.*	5	3
Total Technology		438,699
Energy - 3.8%
Chord Energy Corp.	63	10,473
Weatherford International plc*	107	10,468
Matador Resources Co.	170	9,666
Murphy Oil Corp.	224	9,556
ChampionX Corp.	299	8,734
Civitas Resources, Inc.	123	8,411
Noble Corporation plc	171	8,235
Permian Resources Corp.	594	8,078
PBF Energy, Inc. — Class A	171	7,517
SM Energy Co.	181	7,008
Equitrans Midstream Corp.	658	6,698
Valaris Ltd.*	92	6,308
Alpha Metallurgical Resources, Inc.	18	6,101
Magnolia Oil & Gas Corp. — Class A	276	5,876
California Resources Corp.	106	5,796
Patterson-UTI Energy, Inc.	532	5,746
Helmerich & Payne, Inc.	146	5,288
Tidewater, Inc.*	72	5,192
Northern Oil and Gas, Inc.	134	4,967
Warrior Met Coal, Inc.	80	4,878
CNX Resources Corp.*	239	4,780
Arch Resources, Inc.	28	4,646
CONSOL Energy, Inc.	46	4,624
Kosmos Energy Ltd.*	688	4,617
Liberty Energy, Inc. — Class A	250	4,535
Peabody Energy Corp.	174	4,232
Shoals Technologies Group, Inc. — Class A*	258	4,009
Array Technologies, Inc.*	228	3,831
Seadrill Ltd.*	78	3,688
Archrock, Inc.	214	3,296
Oceaneering International, Inc.*	154	3,277
Par Pacific Holdings, Inc.*	85	3,091
Callon Petroleum Co.*	94	3,046
Sitio Royalties Corp. — Class A	124	2,915
Delek US Holdings, Inc.	98	2,528
Borr Drilling Ltd.*	330	2,429
Sunnova Energy International, Inc.*	156	2,379
Talos Energy, Inc.*	166	2,362
Helix Energy Solutions Group, Inc.*	221	2,272
Green Plains, Inc.*	90	2,270
Expro Group Holdings N.V.*	136	2,165
Gulfport Energy Corp.*	16	2,131
Fluence Energy, Inc.*	88	2,099
Diamond Offshore Drilling, Inc.*	157	2,041
NOW, Inc.*	160	1,811
Vital Energy, Inc.*	35	1,592
Crescent Energy Co. — Class A	117	1,546
SunCoke Energy, Inc.	129	1,386
CVR Energy, Inc.	45	1,364
US Silica Holdings, Inc.*	117	1,323
Core Laboratories, Inc.	72	1,272
ProPetro Holding Corp.*	151	1,265
Comstock Resources, Inc.	141	1,248
Dril-Quip, Inc.*	53	1,233
Nabors Industries Ltd.*	14	1,143
REX American Resources Corp.*	24	1,135
Bristow Group, Inc.*	37	1,046
FuelCell Energy, Inc.*	617	987
RPC, Inc.	130	946
Select Water Solutions, Inc. — Class A	122	926
Montauk Renewables, Inc.*	102	909
Kinetik Holdings, Inc. — Class A	27	902
TETRA Technologies, Inc.*	193	872
Stem, Inc.*	217	842

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
Vitesse Energy, Inc.	38	$832
Berry Corp.	117	823
SilverBow Resources, Inc.*	28	814
Newpark Resources, Inc.*	113	750
VAALCO Energy, Inc.	166	745
SandRidge Energy, Inc.	49	670
Oil States International, Inc.*	96	652
SunPower Corp. — Class A*	134	647
Tellurian, Inc.*	803	607
Ramaco Resources, Inc. — Class A	35	601
DMC Global, Inc.*	30	565
NextDecade Corp.*	118	563
W&T Offshore, Inc.	151	492
SEACOR Marine Holdings, Inc.*	37	466
Kodiak Gas Services, Inc.	23	462
Excelerate Energy, Inc. — Class A	28	433
Gevo, Inc.*	358	415
Atlas Energy Solutions, Inc.	24	413
Aris Water Solutions, Inc. — Class A	46	386
Forum Energy Technologies, Inc.*	17	377
Solaris Oilfield Infrastructure, Inc. — Class A	46	366
Riley Exploration Permian, Inc.	13	354
Energy Vault Holdings, Inc.*	151	352
Vertex Energy, Inc.*	99	336
Amplify Energy Corp.*	56	332
ProFrac Holding Corp. — Class A*	39	331
Hallador Energy Co.*	36	318
Maxeon Solar Technologies Ltd.*	44	316
Evolution Petroleum Corp.	51	296
TPI Composites, Inc.*	67	277
Ring Energy, Inc.*	185	270
HighPeak Energy, Inc.	18	256
FutureFuel Corp.	40	243
Granite Ridge Resources, Inc.	40	241
KLX Energy Services Holdings, Inc.*	20	225
Ranger Energy Services, Inc.	22	225
NACCO Industries, Inc. — Class A	6	219
Empire Petroleum Corp.*	18	198
Eos Energy Enterprises, Inc.*	165	180
Mammoth Energy Services, Inc.*	35	156
PrimeEnergy Resources Corp.*	1	106
Ramaco Resources, Inc. — Class B	7	93
Enviva, Inc.	47	47
Verde Clean Fuels, Inc.*	1	2
Total Energy		263,459
Communications - 2.0%
Cogent Communications Holdings, Inc.	66	5,020
Yelp, Inc. — Class A*	104	4,923
Ziff Davis, Inc.*	73	4,905
TEGNA, Inc.	304	4,651
InterDigital, Inc.	41	4,450
DigitalBridge Group, Inc.	249	4,367
Calix, Inc.*	90	3,932
Q2 Holdings, Inc.*	88	3,820
Opendoor Technologies, Inc.*	822	3,683
Cargurus, Inc.*	150	3,624
Perficient, Inc.*	52	3,423
Credo Technology Group Holding Ltd.*	174	3,388
Extreme Networks, Inc.*	192	3,387
Viavi Solutions, Inc.*	333	3,353
ePlus, Inc.*	41	3,273
EchoStar Corp. — Class A*	185	3,065
Upwork, Inc.*	190	2,825
Telephone & Data Systems, Inc.	152	2,789
Lumen Technologies, Inc.*	1,517	2,776
Squarespace, Inc. — Class A*	77	2,542
Bumble, Inc. — Class A*	156	2,300
Harmonic, Inc.*	170	2,217
Globalstar, Inc.*	1,039	2,016
Beyond, Inc.*	70	1,938
Cars.com, Inc.*	102	1,935
Magnite, Inc.*	206	1,924
Sprinklr, Inc. — Class A*	155	1,866
Shutterstock, Inc.	38	1,835
Hims & Hers Health, Inc.*	189	1,682
Shenandoah Telecommunications Co.	74	1,600
Rover Group, Inc.*	143	1,556
Scholastic Corp.	41	1,546
Liberty Latin America Ltd. — Class C*	210	1,541
Infinera Corp.*	306	1,454
A10 Networks, Inc.	108	1,422
TechTarget, Inc.*	40	1,394
Figs, Inc. — Class A*	196	1,362
Sphere Entertainment Co.*	40	1,358
fuboTV, Inc.*	426	1,355
Open Lending Corp. — Class A*	153	1,302
Couchbase, Inc.*	52	1,171
Gray Television, Inc.	127	1,138
Revolve Group, Inc.*	63	1,045
Gogo, Inc.*	102	1,033
HealthStream, Inc.	38	1,027
Clear Channel Outdoor Holdings, Inc.*	564	1,026
QuinStreet, Inc.*	80	1,026
Eventbrite, Inc. — Class A*	119	995
Thryv Holdings, Inc.*	48	977
AMC Networks, Inc. — Class A*	49	921
CommScope Holding Company, Inc.*	317	894
ADTRAN Holdings, Inc.	120	881
IDT Corp. — Class B*	24	818
Stagwell, Inc.*	119	789
EW Scripps Co. — Class A*	91	727
Applied Digital Corp.*	104	701
ATN International, Inc.	17	663
Sinclair, Inc.	50	652
AST SpaceMobile, Inc.*	105	633
Anterix, Inc.*	19	633
NETGEAR, Inc.*	43	627
Clearfield, Inc.*	21	611
Liquidity Services, Inc.*	35	602
Aviat Networks, Inc.*	17	555
Grindr, Inc.*	63	553
Boston Omaha Corp. — Class A*	35	551
Preformed Line Products Co.	4	535
Gannett Company, Inc.*	220	506
Consolidated Communications Holdings, Inc.*	113	492

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
Advantage Solutions, Inc.*	133	$481
Stitch Fix, Inc. — Class A*	129	461
1-800-Flowers.com, Inc. — Class A*	40	431
Nextdoor Holdings, Inc.*	224	423
iHeartMedia, Inc. — Class A*	158	422
Spok Holdings, Inc.	27	418
Tucows, Inc. — Class A*	15	405
EverQuote, Inc. — Class A*	33	404
Liberty Latin America Ltd. — Class A*	53	387
Ooma, Inc.*	36	386
Ribbon Communications, Inc.*	133	386
Entravision Communications Corp. — Class A	92	384
OptimizeRx Corp.*	26	372
MediaAlpha, Inc. — Class A*	33	368
Luna Innovations, Inc.*	50	333
Blade Air Mobility, Inc.*	89	314
Nerdy, Inc.*	91	312
WideOpenWest, Inc.*	76	308
CarParts.com, Inc.*	82	259
BlackSky Technology, Inc.*	180	252
Lands' End, Inc.*	25	239
Vivid Seats, Inc. — Class A*	37	234
Solo Brands, Inc. — Class A*	33	203
ContextLogic, Inc. — Class A*	34	202
Mondee Holdings, Inc.*	71	196
Townsquare Media, Inc. — Class A	18	190
Allbirds, Inc. — Class A*	147	180
DHI Group, Inc.*	65	168
Gambling.com Group Ltd.*	16	156
BARK, Inc.*	190	153
KVH Industries, Inc.*	29	153
Terran Orbital Corp.*	131	149
Cambium Networks Corp.*	19	114
Urban One, Inc.*	20	71
DZS, Inc.*	34	67
Urban One, Inc.*	14	56
Value Line, Inc.	1	49
Total Communications		140,667
Basic Materials - 1.9%
ATI, Inc.*	194	8,821
Commercial Metals Co.	176	8,807
Balchem Corp.	48	7,140
Cabot Corp.	83	6,930
HB Fuller Co.	83	6,757
Avient Corp.	139	5,778
Carpenter Technology Corp.	73	5,169
Livent Corp.*	275	4,944
Quaker Chemical Corp.	22	4,695
Innospec, Inc.	38	4,683
Hecla Mining Co.	920	4,425
Sensient Technologies Corp.	64	4,224
Constellium SE*	195	3,892
Rogers Corp.*	27	3,566
Minerals Technologies, Inc.	50	3,565
Uranium Energy Corp.*	553	3,539
Stepan Co.	33	3,120
Sylvamo Corp.	56	2,750
Ingevity Corp.*	55	2,597
Tronox Holdings plc — Class A	180	2,549
Orion S.A.	86	2,385
Hawkins, Inc.	30	2,113
Kaiser Aluminum Corp.	25	1,780
Energy Fuels, Inc.*	242	1,740
Coeur Mining, Inc.*	498	1,623
Koppers Holdings, Inc.	31	1,588
Novagold Resources, Inc.*	371	1,388
Ecovyst, Inc.*	140	1,368
Worthington Steel, Inc.	47	1,321
Compass Minerals International, Inc.	52	1,317
Mativ Holdings, Inc.	83	1,271
AdvanSix, Inc.	41	1,228
Schnitzer Steel Industries, Inc. — Class A	40	1,206
Haynes International, Inc.	19	1,084
Perimeter Solutions S.A.*	233	1,072
Centrus Energy Corp. — Class A*	19	1,034
Century Aluminum Co.*	81	983
Lightwave Logic, Inc.*	177	881
Ivanhoe Electric Incorporated / US*	87	877
Encore Energy Corp.*	218	857
Piedmont Lithium, Inc.*	28	790
United States Lime & Minerals, Inc.	3	691
i-80 Gold Corp.*	296	521
Oil-Dri Corporation of America	7	470
American Vanguard Corp.	42	461
Trinseo plc	54	452
Rayonier Advanced Materials, Inc.*	98	397
Intrepid Potash, Inc.*	16	382
Kronos Worldwide, Inc.	33	328
Codexis, Inc.*	102	311
Caledonia Mining Corporation plc	25	305
Dakota Gold Corp.*	83	217
Perpetua Resources Corp.*	57	181
Origin Materials, Inc.*	176	147
Danimer Scientific, Inc.*	135	138
Glatfelter Corp.*	68	132
Contango ORE, Inc.*	6	109
5E Advanced Materials, Inc.*	61	86
Valhi, Inc.	4	61
NioCorp Developments Ltd.*	3	10
Total Basic Materials		131,256
Utilities - 1.5%
Portland General Electric Co.	154	6,674
New Jersey Resources Corp.	146	6,509
Brookfield Infrastructure Corp. — Class A	181	6,386
Ormat Technologies, Inc.	81	6,139
Southwest Gas Holdings, Inc.	93	5,891
Black Hills Corp.	102	5,503
PNM Resources, Inc.	132	5,491
Otter Tail Corp.	64	5,438
ONE Gas, Inc.	85	5,416
ALLETE, Inc.	87	5,321
Spire, Inc.	79	4,925
Northwestern Energy Group, Inc.	92	4,682
American States Water Co.	57	4,584
California Water Service Group	87	4,513
Avista Corp.	116	4,146
MGE Energy, Inc.	56	4,050
Chesapeake Utilities Corp.	32	3,380

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
SJW Group	48	$3,137
Northwest Natural Holding Co.	55	2,142
Middlesex Water Co.	27	1,772
Ameresco, Inc. — Class A*	50	1,584
Unitil Corp.	25	1,314
York Water Co.	22	849
Genie Energy Ltd. — Class B	30	844
Consolidated Water Company Ltd.	23	819
Altus Power, Inc.*	98	669
Artesian Resources Corp. — Class A	14	580
RGC Resources, Inc.	12	244
Global Water Resources, Inc.	18	235
FTC Solar, Inc.*	97	67
Total Utilities		103,304
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	42	1,039
Total Common Stocks
(Cost $3,794,553)		3,856,818

WARRANTS† - 0.0%
Cassava Sciences Inc
Expiring 11/15/24	24	–
Total Warrants
(Cost $0)		–

RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Cartesian Therapeutics Inc.*	179	–
Tobira Therapeutics, Inc.*,†††	14	–
Novartis AG*,†††	100	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $39)		–

MUTUAL FUNDS† - 17.1%
Guggenheim Strategy Fund II2	25,618	627,634
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	56,061	552,205
Total Mutual Funds
(Cost $1,183,372)		1,179,839

	Face Amount
U.S. TREASURY BILLS†† - 3.5%
U.S. Treasury Bills
5.27% due 02/22/24[3,4]	$200,000	198,513
5.17% due 01/09/24[4,5]	43,000	42,956
Total U.S. Treasury Bills
(Cost $241,427)		241,469

REPURCHASE AGREEMENTS††,6 - 23.0%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24[3]	878,635	878,635
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24[3]	708,080	708,080
Total Repurchase Agreements
(Cost $1,586,715)		1,586,715

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.2%
Money Market Fund
First American Government Obligations Fund - Class X, 5.29%[8]	14,039	14,039
Total Securities Lending Collateral
(Cost $14,039)		14,039
Total Investments - 99.8%
(Cost $6,820,145)		$6,878,880
Other Assets & Liabilities, net - 0.2%		14,706
Total Net Assets - 100.0%		$6,893,586

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	3	Mar 2024	$307,050	$14,499

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	Pay	5.43% (Federal Funds Rate + 0.10%)	At Maturity	03/21/24	821	$1,663,533	$36,304
BNP Paribas	Russell 2000 Index	Pay	5.53% (Federal Funds Rate + 0.20%)	At Maturity	03/21/24	711	1,441,257	31,453
Barclays Bank plc	Russell 2000 Index	Pay	5.40% (SOFR)	At Maturity	03/20/24	1,517	3,074,375	9,284
							$6,179,165	$77,041

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2023 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2023.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at December 31, 2023.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of December 31, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$3,856,818		$—	*	$—		$3,856,818
Warrants	—	*	—		—		—
Rights	—	*	—		—	*	—
Mutual Funds	1,179,839		—		—		1,179,839
U.S. Treasury Bills	—		241,469		—		241,469
Repurchase Agreements	—		1,586,715		—		1,586,715
Securities Lending Collateral	14,039		—		—		14,039
Equity Futures Contracts**	14,499		—		—		14,499
Equity Index Swap Agreements**	—		77,041		—		77,041
Total Assets	$5,065,195		$1,905,225		$—		$6,970,420

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended December 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/23	Shares 12/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$620,207	$–	$–	$–	$7,427	$627,634	25,618	$25,897
Guggenheim Ultra Short Duration Fund — Institutional Class	743,330	–	(200,000)	(4,303)	13,178	552,205	56,061	27,707
	$1,363,537	$–	$(200,000)	$(4,303)	$20,605	$1,179,839		$53,604

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 58.8%
Consumer, Non-cyclical - 13.7%
Cytokinetics, Inc.*	707	$59,027
elf Beauty, Inc.*	405	58,458
BellRing Brands, Inc.*	995	55,153
API Group Corp.*	1,585	54,841
ImmunoGen, Inc.*	1,817	53,874
Intra-Cellular Therapies, Inc.*	710	50,850
Ensign Group, Inc.	413	46,343
Vaxcyte, Inc.*	698	43,834
Option Care Health, Inc.*	1,263	42,550
Blueprint Medicines Corp.*	461	42,523
HealthEquity, Inc.*	638	42,299
StoneCo Ltd. — Class A*	2,207	39,792
Marathon Digital Holdings, Inc.*	1,605	37,701
Sprouts Farmers Market, Inc.*	768	36,948
Halozyme Therapeutics, Inc.*	984	36,369
Bridgebio Pharma, Inc.*	869	35,081
Alkermes plc*	1,259	34,925
Coca-Cola Consolidated, Inc.	36	33,423
Neogen Corp.*	1,651	33,202
Merit Medical Systems, Inc.*	432	32,815
Haemonetics Corp.*	381	32,579
Insmed, Inc.*	1,041	32,261
Herc Holdings, Inc.	215	32,011
Lantheus Holdings, Inc.*	516	31,992
Insperity, Inc.	268	31,415
REVOLUTION Medicines, Inc.*	1,084	31,089
Brink's Co.	350	30,782
Amicus Therapeutics, Inc.*	2,125	30,154
ACADIA Pharmaceuticals, Inc.*	919	28,774
TriNet Group, Inc.*	241	28,662
Glaukos Corp.*	356	28,298
Simply Good Foods Co.*	689	27,284
Alight, Inc. — Class A*	3,017	25,735
Madrigal Pharmaceuticals, Inc.*	111	25,683
CONMED Corp.	233	25,516
Inari Medical, Inc.*	393	25,514
Marqeta, Inc. — Class A*	3,620	25,268
Integer Holdings Corp.*	252	24,968
iRhythm Technologies, Inc.*	233	24,940
Lancaster Colony Corp.	148	24,626
WD-40 Co.	103	24,625
Alarm.com Holdings, Inc.*	364	23,522
Korn Ferry	396	23,503
Arrowhead Pharmaceuticals, Inc.*	766	23,440
Axonics, Inc.*	372	23,150
Prestige Consumer Healthcare, Inc.*	378	23,141
Guardant Health, Inc.*	845	22,857
CBIZ, Inc.*	364	22,783
ABM Industries, Inc.	503	22,549
Cerevel Therapeutics Holdings, Inc.*	527	22,345
Riot Platforms, Inc.*	1,434	22,184
Progyny, Inc.*	596	22,159
Biohaven Ltd.*	515	22,042
Helen of Troy Ltd.*	179	21,625
AMN Healthcare Services, Inc.*	287	21,491
LivaNova plc*	412	21,317
Axsome Therapeutics, Inc.*	267	21,250
Intellia Therapeutics, Inc.*	670	20,398
Krystal Biotech, Inc.*	164	20,346
EVERTEC, Inc.	496	20,306
Cymabay Therapeutics, Inc.*	853	20,148
Inter Parfums, Inc.	139	20,017
Corcept Therapeutics, Inc.*	609	19,780
Denali Therapeutics, Inc.*	896	19,228
Remitly Global, Inc.*	990	19,226
Coursera, Inc.*	988	19,138
Stride, Inc.*	322	19,117
J & J Snack Foods Corp.	114	19,054
ICF International, Inc.	142	19,041
TransMedics Group, Inc.*	241	19,022
Graham Holdings Co. — Class B	27	18,806
Pacific Biosciences of California, Inc.*	1,912	18,757
Flywire Corp.*	801	18,543
SpringWorks Therapeutics, Inc.*	508	18,542
Select Medical Holdings Corp.	789	18,541
Patterson Companies, Inc.	651	18,521
LiveRamp Holdings, Inc.*	483	18,296
Surgery Partners, Inc.*	570	18,234
Rhythm Pharmaceuticals, Inc.*	390	17,928
Primo Water Corp.	1,188	17,879
Amphastar Pharmaceuticals, Inc.*	288	17,813
TG Therapeutics, Inc.*	1,041	17,780
Cal-Maine Foods, Inc.	309	17,733
Adtalem Global Education, Inc.*	300	17,685
Crinetics Pharmaceuticals, Inc.*	489	17,399
Immunovant, Inc.*	409	17,231
CorVel Corp.*	66	16,316
TreeHouse Foods, Inc.*	391	16,207
Ideaya Biosciences, Inc.*	453	16,118
Arcellx, Inc.*	288	15,984
Twist Bioscience Corp.*	432	15,923
Strategic Education, Inc.	172	15,888
RadNet, Inc.*	452	15,716
NeoGenomics, Inc.*	967	15,646
Arvinas, Inc.*	373	15,353
Veracyte, Inc.*	552	15,185
Textainer Group Holdings Ltd.	305	15,006
Huron Consulting Group, Inc.*	145	14,906
PTC Therapeutics, Inc.*	537	14,800
Nuvalent, Inc. — Class A*	200	14,718
Edgewell Personal Care Co.	389	14,249
Upbound Group, Inc.	418	14,199
Rocket Pharmaceuticals, Inc.*	473	14,176
Beam Therapeutics, Inc.*,1	518	14,100
Iovance Biotherapeutics, Inc.*	1,728	14,049
Andersons, Inc.	244	14,040
Celldex Therapeutics, Inc.*	352	13,960
Dynavax Technologies Corp.*	983	13,742
Laureate Education, Inc. — Class A	995	13,641
Viking Therapeutics, Inc.*	729	13,567
Central Garden & Pet Co. — Class A*	299	13,168
Inmode Ltd.*	588	13,077
Vericel Corp.*	361	12,855
Omnicell, Inc.*	341	12,832
PROCEPT BioRobotics Corp.*	304	12,741
AtriCure, Inc.*	353	12,599
CoreCivic, Inc.*	863	12,539

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
Vector Group Ltd.	1,104	$12,453
Apollo Medical Holdings, Inc.*	325	12,447
Cleanspark, Inc.*	1,128	12,442
Universal Corp.	183	12,320
Catalyst Pharmaceuticals, Inc.*	729	12,255
Ironwood Pharmaceuticals, Inc. — Class A*	1,052	12,035
MGP Ingredients, Inc.	120	11,822
Myriad Genetics, Inc.*	613	11,733
Pacira BioSciences, Inc.*	346	11,674
STAAR Surgical Co.*	369	11,516
Prothena Corporation plc*	315	11,447
Herbalife Ltd.*	750	11,445
Addus HomeCare Corp.*	119	11,049
Sabre Corp.*	2,494	10,974
Owens & Minor, Inc.*	564	10,868
Cimpress plc*	135	10,807
Syndax Pharmaceuticals, Inc.*	500	10,805
Supernus Pharmaceuticals, Inc.*	373	10,795
Oscar Health, Inc. — Class A*	1,174	10,742
Alphatec Holdings, Inc.*	695	10,501
Payoneer Global, Inc.*	2,012	10,483
US Physical Therapy, Inc.	111	10,339
PROG Holdings, Inc.*	334	10,324
Recursion Pharmaceuticals, Inc. — Class A*	1,035	10,205
Legalzoom.com, Inc.*	893	10,091
Krispy Kreme, Inc.	665	10,035
Ardelyx, Inc.*	1,616	10,019
Kforce, Inc.	147	9,931
Inhibrx, Inc.*	261	9,918
GEO Group, Inc.*	906	9,812
Chegg, Inc.*	858	9,747
Udemy, Inc.*	651	9,589
RayzeBio, Inc.*	151	9,388
Protagonist Therapeutics, Inc.*	409	9,378
Agios Pharmaceuticals, Inc.*	421	9,376
Xencor, Inc.*	440	9,341
Ingles Markets, Inc. — Class A	107	9,242
Aurinia Pharmaceuticals, Inc.*	1,027	9,233
UFP Technologies, Inc.*	53	9,118
Akero Therapeutics, Inc.*	389	9,083
Ligand Pharmaceuticals, Inc. — Class B*	126	8,999
Perdoceo Education Corp.	510	8,956
National Beverage Corp.*	180	8,950
Utz Brands, Inc.	547	8,883
National Healthcare Corp.	95	8,780
John Wiley & Sons, Inc. — Class A	275	8,729
Sage Therapeutics, Inc.*	401	8,690
BioCryst Pharmaceuticals, Inc.*	1,438	8,614
LeMaitre Vascular, Inc.	150	8,514
Cytek Biosciences, Inc.*	920	8,390
RxSight, Inc.*	206	8,306
Embecta Corp.	438	8,291
Matthews International Corp. — Class A	226	8,283
Collegium Pharmaceutical, Inc.*	263	8,095
Harmony Biosciences Holdings, Inc.*	250	8,075
Weis Markets, Inc.	125	7,995
Geron Corp.*	3,774	7,963
Avanos Medical, Inc.*	351	7,873
Scholar Rock Holding Corp.*	418	7,858
Chefs' Warehouse, Inc.*	267	7,858
Pliant Therapeutics, Inc.*	429	7,769
Quanex Building Products Corp.	251	7,673
Arcus Biosciences, Inc.*	400	7,640
SP Plus Corp.*	149	7,636
MiMedx Group, Inc.*	866	7,595
Relay Therapeutics, Inc.*	685	7,542
Morphic Holding, Inc.*	261	7,538
Hain Celestial Group, Inc.*	679	7,435
Brookdale Senior Living, Inc. — Class A*	1,276	7,426
Kymera Therapeutics, Inc.*	288	7,332
Quanterix Corp.*	267	7,300
Innoviva, Inc.*	452	7,250
ZipRecruiter, Inc. — Class A*	520	7,228
ADMA Biologics, Inc.*	1,598	7,223
United Natural Foods, Inc.*	443	7,190
MannKind Corp.*	1,948	7,091
Deluxe Corp.	330	7,078
Kura Oncology, Inc.*	489	7,032
John B Sanfilippo & Son, Inc.	68	7,007
Viridian Therapeutics, Inc.*	320	6,970
Monro, Inc.	237	6,954
Day One Biopharmaceuticals, Inc.*	475	6,935
First Advantage Corp.	415	6,877
Keros Therapeutics, Inc.*	171	6,799
Cassava Sciences, Inc.*,1	302	6,798
Fresh Del Monte Produce, Inc.	258	6,773
Dole plc	543	6,673
Zentalis Pharmaceuticals, Inc.*	440	6,666
Deciphera Pharmaceuticals, Inc.*	397	6,404
Vir Biotechnology, Inc.*	635	6,388
LifeStance Health Group, Inc.*	805	6,303
Editas Medicine, Inc.*	620	6,281
Arlo Technologies, Inc.*	658	6,264
Transcat, Inc.*	56	6,122
Varex Imaging Corp.*	294	6,027
SpartanNash Co.	262	6,013
Accolade, Inc.*	500	6,005
Pediatrix Medical Group, Inc.*	639	5,943
Cross Country Healthcare, Inc.*	261	5,909
Barrett Business Services, Inc.	51	5,906
Healthcare Services Group, Inc.*	565	5,859
4D Molecular Therapeutics, Inc.*	288	5,835
Nevro Corp.*	269	5,789
Cabaletta Bio, Inc.*	253	5,743
B&G Foods, Inc.[1]	540	5,670
Amylyx Pharmaceuticals, Inc.*	385	5,667
Amneal Pharmaceuticals, Inc.*	925	5,615
Viad Corp.*	155	5,611
Arcturus Therapeutics Holdings, Inc.*	177	5,581
RAPT Therapeutics, Inc.*	224	5,566
Vita Coco Company, Inc.*	217	5,566
Revance Therapeutics, Inc.*	633	5,564
Mirum Pharmaceuticals, Inc.*	188	5,550
SI-BONE, Inc.*	264	5,541
REGENXBIO, Inc.*	308	5,529
Medifast, Inc.	81	5,445

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
Verve Therapeutics, Inc.*	385	$5,367
Artivion, Inc.*	299	5,346
AdaptHealth Corp.*	725	5,285
Repay Holdings Corp.*	617	5,269
89bio, Inc.*	469	5,239
ANI Pharmaceuticals, Inc.*	95	5,238
Kelly Services, Inc. — Class A	242	5,232
CRA International, Inc.	52	5,140
Anavex Life Sciences Corp.*	534	4,971
Travere Therapeutics, Inc.*	553	4,971
Avidity Biosciences, Inc.*	536	4,851
CareDx, Inc.*	395	4,740
Cass Information Systems, Inc.	104	4,685
OPKO Health, Inc.*	3,056	4,615
USANA Health Sciences, Inc.*	86	4,610
EyePoint Pharmaceuticals, Inc.*	199	4,599
Alpine Immune Sciences, Inc.*	241	4,593
Fulgent Genetics, Inc.*	155	4,481
OraSure Technologies, Inc.*	546	4,477
MacroGenics, Inc.*	462	4,444
Heidrick & Struggles International, Inc.	150	4,429
Treace Medical Concepts, Inc.*	343	4,373
OmniAb, Inc.*	707	4,362
Theravance Biopharma, Inc.*	388	4,361
Liquidia Corp.*	360	4,331
Hackett Group, Inc.	190	4,326
National Research Corp. — Class A	109	4,312
BioLife Solutions, Inc.*	264	4,290
Dyne Therapeutics, Inc.*	322	4,283
ModivCare, Inc.*	97	4,267
ACCO Brands Corp.	701	4,262
Ennis, Inc.	193	4,229
Adaptive Biotechnologies Corp.*	862	4,224
Altimmune, Inc.*,1	375	4,219
Zymeworks, Inc.*	405	4,208
ImmunityBio, Inc.*,1	835	4,192
Kiniksa Pharmaceuticals Ltd. — Class A*	238	4,174
Paragon 28, Inc.*	333	4,139
Apogee Therapeutics, Inc.*	148	4,135
Multiplan Corp.*	2,867	4,128
Marinus Pharmaceuticals, Inc.*	378	4,109
PetIQ, Inc.*	207	4,088
V2X, Inc.*	88	4,087
Castle Biosciences, Inc.*	188	4,057
Beyond Meat, Inc.*,1	450	4,005
Enhabit, Inc.*	382	3,954
Vera Therapeutics, Inc.*	257	3,953
OrthoPediatrics Corp.*	120	3,901
Calavo Growers, Inc.	131	3,853
Alector, Inc.*	482	3,846
Franklin Covey Co.*	88	3,831
Atrion Corp.	10	3,788
Surmodics, Inc.*	104	3,780
SunOpta, Inc.*	689	3,769
Mission Produce, Inc.*	368	3,713
Central Garden & Pet Co.*	74	3,708
Nurix Therapeutics, Inc.*	355	3,664
Vital Farms, Inc.*	232	3,640
Tarsus Pharmaceuticals, Inc.*	179	3,625
WW International, Inc.*	414	3,623
I3 Verticals, Inc. — Class A*	171	3,620
Orthofix Medical, Inc.*	267	3,599
Silk Road Medical, Inc.*	292	3,583
Edgewise Therapeutics, Inc.*	325	3,555
Pulmonx Corp.*	278	3,544
TrueBlue, Inc.*	231	3,544
Caribou Biosciences, Inc.*	617	3,535
European Wax Center, Inc. — Class A*	259	3,520
Cogent Biosciences, Inc.*	597	3,510
Green Dot Corp. — Class A*	353	3,495
Resources Connection, Inc.	246	3,486
Zimvie, Inc.*	196	3,479
Turning Point Brands, Inc.	130	3,422
Tango Therapeutics, Inc.*	339	3,356
Evolus, Inc.*	314	3,306
DocGo, Inc.*	590	3,298
Icosavax, Inc.*	209	3,294
Disc Medicine, Inc.*	57	3,292
Duckhorn Portfolio, Inc.*	333	3,280
Novavax, Inc.*	661	3,173
Paysafe Ltd.*	246	3,146
Universal Technical Institute, Inc.*	249	3,117
MaxCyte, Inc.*	663	3,116
Avid Bioservices, Inc.*	471	3,061
AnaptysBio, Inc.*	142	3,042
Pennant Group, Inc.*	216	3,007
Community Health Systems, Inc.*	954	2,986
Waldencast plc — Class A*	272	2,976
Cerus Corp.*	1,346	2,907
SomaLogic, Inc.*	1,147	2,902
Sana Biotechnology, Inc.*	708	2,889
Olema Pharmaceuticals, Inc.*	204	2,862
American Well Corp. — Class A*	1,861	2,773
Limoneira Co.	133	2,744
Tejon Ranch Co.*	159	2,735
ORIC Pharmaceuticals, Inc.*	296	2,723
Prime Medicine, Inc.*	300	2,658
Custom Truck One Source, Inc.*	430	2,657
Savara, Inc.*	564	2,651
BrightView Holdings, Inc.*	314	2,644
CVRx, Inc.*	84	2,641
Ocular Therapeutix, Inc.*	592	2,640
Avita Medical, Inc.*	191	2,621
Replimune Group, Inc.*	310	2,613
iRadimed Corp.	55	2,611
Taro Pharmaceutical Industries Ltd.*	62	2,590
HilleVax, Inc.*	161	2,584
Lyell Immunopharma, Inc.*	1,317	2,555
Carriage Services, Inc. — Class A	102	2,551
Aaron's Company, Inc.	234	2,546
Tactile Systems Technology, Inc.*	177	2,531
Anika Therapeutics, Inc.*	111	2,515
Terawulf, Inc.*	1,026	2,462
Enliven Therapeutics, Inc.*	177	2,450
Entrada Therapeutics, Inc.*	162	2,445
ALX Oncology Holdings, Inc.*	164	2,442
Sterling Check Corp.*	175	2,436
Fate Therapeutics, Inc.*	643	2,405
Forrester Research, Inc.*	89	2,386
Xeris Biopharma Holdings, Inc.*	1,010	2,374

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
Arbutus Biopharma Corp.*	947	$2,367
Target Hospitality Corp.*	237	2,306
Summit Therapeutics, Inc.*	879	2,294
KalVista Pharmaceuticals, Inc.*	187	2,291
WaVe Life Sciences Ltd.*	449	2,267
AngioDynamics, Inc.*	286	2,242
UroGen Pharma Ltd.*	148	2,220
Westrock Coffee Co.*	216	2,205
Nano-X Imaging Ltd.*,1	346	2,204
Biomea Fusion, Inc.*	151	2,192
Utah Medical Products, Inc.	26	2,190
Organogenesis Holdings, Inc.*,1	533	2,180
Distribution Solutions Group, Inc.*	69	2,178
Harrow, Inc.*	193	2,162
Agenus, Inc.*	2,604	2,156
Axogen, Inc.*	309	2,110
Terns Pharmaceuticals, Inc.*	325	2,109
Seneca Foods Corp. — Class A*	40	2,098
iTeos Therapeutics, Inc.*	188	2,059
Voyager Therapeutics, Inc.*	241	2,034
Viemed Healthcare, Inc.*	259	2,033
Accuray, Inc.*	708	2,004
Allogene Therapeutics, Inc.*	623	2,000
Willdan Group, Inc.*	92	1,978
Genelux Corp.*	141	1,975
SIGA Technologies, Inc.	350	1,960
Sutro Biopharma, Inc.*	456	1,956
Beauty Health Co.*	621	1,931
Neumora Therapeutics, Inc.*	112	1,910
Celcuity, Inc.*	131	1,909
Y-mAbs Therapeutics, Inc.*	279	1,903
Coherus Biosciences, Inc.*	569	1,895
Rigel Pharmaceuticals, Inc.*	1,298	1,882
ACELYRIN, Inc.*	251	1,872
Cullinan Oncology, Inc.*	181	1,844
Aura Biosciences, Inc.*	208	1,843
Vanda Pharmaceuticals, Inc.*	429	1,810
Lincoln Educational Services Corp.*	180	1,807
23andMe Holding Co. — Class A*	1,975	1,804
Phibro Animal Health Corp. — Class A	155	1,795
Agiliti, Inc.*	225	1,782
Atea Pharmaceuticals, Inc.*	582	1,775
Mersana Therapeutics, Inc.*	758	1,759
Alta Equipment Group, Inc.	141	1,744
SoundThinking, Inc.*	68	1,737
MeiraGTx Holdings plc*	247	1,734
Poseida Therapeutics, Inc.*	516	1,734
Nature's Sunshine Products, Inc.*	100	1,729
Village Super Market, Inc. — Class A	65	1,705
Zevra Therapeutics, Inc.*	258	1,690
Semler Scientific, Inc.*	38	1,683
Aerovate Therapeutics, Inc.*	74	1,675
Nuvation Bio, Inc.*	1,105	1,669
Phathom Pharmaceuticals, Inc.*	182	1,662
Nathan's Famous, Inc.	21	1,638
HF Foods Group, Inc.*	306	1,634
Zynex, Inc.*	150	1,633
2seventy bio, Inc.*	381	1,627
Ispire Technology, Inc.*	134	1,625
Third Harmonic Bio, Inc.*	148	1,624
Performant Financial Corp.*	511	1,597
Harvard Bioscience, Inc.*	297	1,589
Annexon, Inc.*	346	1,571
Alico, Inc.	54	1,570
Quipt Home Medical Corp.*	306	1,558
Fennec Pharmaceuticals, Inc.*	138	1,548
Quantum-Si, Inc.*	764	1,536
Nkarta, Inc.*	229	1,511
Omeros Corp.*,1	462	1,511
Pulse Biosciences, Inc.*	123	1,506
Astria Therapeutics, Inc.*	194	1,490
Tyra Biosciences, Inc.*	106	1,468
Ovid therapeutics, Inc.*	452	1,455
InfuSystem Holdings, Inc.*	138	1,455
Enanta Pharmaceuticals, Inc.*	152	1,430
Janux Therapeutics, Inc.*	131	1,406
Allakos, Inc.*	504	1,376
Precigen, Inc.*	1,025	1,373
scPharmaceuticals, Inc.*	219	1,373
Gritstone bio, Inc.*	666	1,359
Heron Therapeutics, Inc.*	786	1,336
Humacyte, Inc.*	465	1,321
Monte Rosa Therapeutics, Inc.*	231	1,305
Cipher Mining, Inc.*,1	316	1,305
Erasca, Inc.*	612	1,304
Quad/Graphics, Inc.*	237	1,285
Arcutis Biotherapeutics, Inc.*	390	1,260
Information Services Group, Inc.	266	1,253
Invitae Corp.*,1	1,994	1,250
CorMedix, Inc.*	330	1,241
Aldeyra Therapeutics, Inc.*	353	1,239
Sanara Medtech, Inc.*	29	1,192
ClearPoint Neuro, Inc.*	174	1,181
Bakkt Holdings, Inc.*	529	1,180
Verrica Pharmaceuticals, Inc.*	158	1,157
Nautilus Biotechnology, Inc.*	383	1,145
Butterfly Network, Inc.*	1,059	1,144
Natural Grocers by Vitamin Cottage, Inc.	71	1,136
Acacia Research Corp.*	288	1,129
Tenaya Therapeutics, Inc.*	347	1,124
Bluebird Bio, Inc.*	812	1,121
Immuneering Corp. — Class A*	151	1,110
Stoke Therapeutics, Inc.*	209	1,099
Inozyme Pharma, Inc.*	257	1,095
Compass Therapeutics, Inc.*	692	1,079
Lexicon Pharmaceuticals, Inc.*	703	1,076
Lineage Cell Therapeutics, Inc.*	979	1,067
Merrimack Pharmaceuticals, Inc.*	79	1,059
PDS Biotechnology Corp.*	212	1,054
Joint Corp.*	108	1,038
Seres Therapeutics, Inc.*	738	1,033
BRC, Inc. — Class A*	283	1,027
XOMA Corp.*	55	1,017
ARS Pharmaceuticals, Inc.*	184	1,008
Aveanna Healthcare Holdings, Inc.*	375	1,005
Actinium Pharmaceuticals, Inc.*	197	1,001
Foghorn Therapeutics, Inc.*	154	993
Inogen, Inc.*	177	972

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
Emergent BioSolutions, Inc.*	384	$922
Mineralys Therapeutics, Inc.*	106	912
PMV Pharmaceuticals, Inc.*	293	908
Larimar Therapeutics, Inc.*	195	887
Ventyx Biosciences, Inc.*	355	877
Innovage Holding Corp.*	144	864
Seer, Inc.*	445	863
Cadiz, Inc.*	308	862
BioAtla, Inc.*	336	827
Scilex Holding Co.*	402	819
Tela Bio, Inc.*	120	794
X4 Pharmaceuticals, Inc.*	934	783
IGM Biosciences, Inc.*	91	756
Kodiak Sciences, Inc.*	246	748
Karyopharm Therapeutics, Inc.*	859	743
Mural Oncology plc*	125	740
2U, Inc.*	601	739
Protalix BioTherapeutics, Inc.*	415	739
Assertio Holdings, Inc.*	673	720
Optinose, Inc.*	553	713
Longboard Pharmaceuticals, Inc.*	118	712
Emerald Holding, Inc.*	118	706
Citius Pharmaceuticals, Inc.*	932	705
Cue Biopharma, Inc.*	262	692
AirSculpt Technologies, Inc.*	92	689
CompoSecure, Inc.*	125	675
Design Therapeutics, Inc.*	249	660
MarketWise, Inc.	241	658
Akoya Biosciences, Inc.*	134	654
KORU Medical Systems, Inc.*	265	651
Vor BioPharma, Inc.*	286	643
HireQuest, Inc.	41	629
Theseus Pharmaceuticals, Inc.*	154	624
CPI Card Group, Inc.*	32	614
FibroGen, Inc.*	690	612
Cartesian Therapeutics, Inc.*	881	607
ProKidney Corp.*	340	605
Sangamo Therapeutics, Inc.*	1,094	594
Carisma Therapeutics, Inc.	202	592
Century Therapeutics, Inc.*	178	591
Generation Bio Co.*	344	568
Graphite Bio, Inc.*	213	558
Omega Therapeutics, Inc.*	185	557
Rallybio Corp.*	232	554
Aclaris Therapeutics, Inc.*	527	553
FiscalNote Holdings, Inc.*	472	538
Biote Corp. — Class A*	106	524
PepGen, Inc.*	76	517
Kezar Life Sciences, Inc.*	541	512
Priority Technology Holdings, Inc.*	134	477
Outlook Therapeutics, Inc.*	1,177	464
Cutera, Inc.*	124	437
Adicet Bio, Inc.*	231	437
Eyenovia, Inc.*	209	435
Nuvectis Pharma, Inc.*	52	434
Bioxcel Therapeutics, Inc.*	145	428
P3 Health Partners, Inc.*	303	427
Forafric Global plc*	40	424
Trevi Therapeutics, Inc.*	316	423
Vigil Neuroscience, Inc.*	122	412
Eagle Pharmaceuticals, Inc.*	78	408
Zevia PBC — Class A*	189	380
Beyond Air, Inc.*	193	378
Atara Biotherapeutics, Inc.*	725	372
Acrivon Therapeutics, Inc.*	66	325
Prelude Therapeutics, Inc.*	73	312
Ikena Oncology, Inc.*	157	309
NGM Biopharmaceuticals, Inc.*	331	284
CareMax, Inc.*	570	284
Orchestra BioMed Holdings, Inc.*	31	283
Vaxxinity, Inc. — Class A*	323	275
NanoString Technologies, Inc.*	359	269
Cara Therapeutics, Inc.*	355	264
Zura Bio Ltd.*	56	261
Aadi Bioscience, Inc.*	123	248
Benson Hill, Inc.*	1,314	228
Allovir, Inc.*	310	211
Vicarious Surgical, Inc.*	532	195
Rent the Runway, Inc. — Class A*	366	193
Rain Oncology, Inc.*	129	155
Bright Green Corp.*	458	151
Reneo Pharmaceuticals, Inc.*	72	115
Cano Health, Inc.*	17	100
Ocean Biomedical, Inc.*	66	44
BioVie, Inc.*	25	31
ATI Physical Therapy, Inc.*	1	6
Ligand Pharmaceuticals, Inc.*,††	42	–
Ligand Pharmaceuticals, Inc.*,††	42	–
Total Consumer, Non-cyclical		4,442,383
Financial - 13.0%
SouthState Corp.	578	48,812
Ryman Hospitality Properties, Inc. REIT	438	48,206
Selective Insurance Group, Inc.	456	45,363
Essent Group Ltd.	790	41,665
Cadence Bank	1,382	40,893
Terreno Realty Corp. REIT	621	38,918
Kite Realty Group Trust REIT	1,651	37,742
Old National Bancorp	2,221	37,513
United Bankshares, Inc.	994	37,325
Home BancShares, Inc.	1,448	36,678
Valley National Bancorp	3,273	35,545
FTAI Aviation Ltd.	756	35,078
Glacier Bancorp, Inc.	847	34,998
Radian Group, Inc.	1,193	34,060
American Equity Investment Life Holding Co.*	590	32,922
Phillips Edison & Company, Inc. REIT	896	32,686
Hancock Whitney Corp.	659	32,021
Mr Cooper Group, Inc.*	486	31,648
Jackson Financial, Inc. — Class A	618	31,642
Hamilton Lane, Inc. — Class A	277	31,423
Essential Properties Realty Trust, Inc. REIT	1,182	30,212
First Financial Bankshares, Inc.	990	29,997
PotlatchDeltic Corp. REIT	601	29,509
Moelis & Co. — Class A	507	28,458
UMB Financial Corp.	336	28,073
Blackstone Mortgage Trust, Inc. — Class A REIT	1,307	27,800
Apple Hospitality REIT, Inc.	1,637	27,191
Walker & Dunlop, Inc.	242	26,864

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
Enstar Group Ltd.*	91	$26,786
Ameris Bancorp	503	26,684
Independence Realty Trust, Inc. REIT	1,713	26,209
ServisFirst Bancshares, Inc.	387	25,786
United Community Banks, Inc.	878	25,690
Macerich Co. REIT	1,641	25,321
Sabra Health Care REIT, Inc.	1,758	25,087
Associated Banc-Corp.	1,149	24,577
Broadstone Net Lease, Inc. REIT	1,427	24,573
Physicians Realty Trust REIT	1,807	24,051
CNO Financial Group, Inc.	844	23,548
Cathay General Bancorp	528	23,533
Texas Capital Bancshares, Inc.*	364	23,525
Genworth Financial, Inc. — Class A*	3,485	23,280
Piper Sandler Cos.	132	23,083
Axos Financial, Inc.*	419	22,877
McGrath RentCorp	187	22,369
Upstart Holdings, Inc.*	547	22,350
SL Green Realty Corp. REIT[1]	492	22,224
International Bancshares Corp.	408	22,163
Independent Bank Corp.	336	22,112
COPT Defense Properties REIT	856	21,939
LXP Industrial Trust REIT	2,196	21,784
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	785	21,650
Bank of Hawaii Corp.[1]	298	21,593
Tanger, Inc. REIT	776	21,511
Innovative Industrial Properties, Inc. REIT	212	21,374
WSFS Financial Corp.	465	21,357
First BanCorp	1,298	21,352
Community Bank System, Inc.	404	21,052
Pacific Premier Bancorp, Inc.	720	20,959
Atlantic Union Bankshares Corp.	570	20,828
Arbor Realty Trust, Inc. REIT[1]	1,365	20,721
Artisan Partners Asset Management, Inc. — Class A	466	20,588
CVB Financial Corp.	1,010	20,392
Fulton Financial Corp.	1,212	19,950
SITE Centers Corp. REIT	1,447	19,723
BGC Group, Inc. — Class A	2,699	19,487
First Interstate BancSystem, Inc. — Class A	627	19,280
Pagseguro Digital Ltd. — Class A*	1,507	18,792
Simmons First National Corp. — Class A	936	18,570
PJT Partners, Inc. — Class A	180	18,337
BankUnited, Inc.	565	18,323
Seacoast Banking Corporation of Florida	640	18,214
NMI Holdings, Inc. — Class A*	610	18,105
National Health Investors, Inc. REIT	317	17,704
Douglas Emmett, Inc. REIT	1,216	17,632
PennyMac Financial Services, Inc.	194	17,144
CareTrust REIT, Inc.	760	17,009
First Financial Bancorp	715	16,981
Sunstone Hotel Investors, Inc. REIT	1,582	16,975
Eastern Bankshares, Inc.	1,177	16,713
First Merchants Corp.	449	16,649
Four Corners Property Trust, Inc. REIT	658	16,647
BancFirst Corp.	167	16,254
WaFd, Inc.	486	16,019
Urban Edge Properties REIT	872	15,958
TowneBank	533	15,862
St. Joe Co.	261	15,707
Outfront Media, Inc. REIT	1,120	15,635
Bancorp, Inc.*	392	15,116
StoneX Group, Inc.*	204	15,061
DiamondRock Hospitality Co. REIT	1,597	14,996
Cohen & Steers, Inc.	197	14,919
Equity Commonwealth REIT	770	14,784
Global Net Lease, Inc. REIT	1,478	14,706
Park National Corp.	109	14,482
Pebblebrook Hotel Trust REIT	896	14,318
NBT Bancorp, Inc.	340	14,249
Renasant Corp.	419	14,112
Independent Bank Group, Inc.	275	13,992
Banner Corp.	260	13,926
RLJ Lodging Trust REIT	1,188	13,923
WesBanco, Inc.	438	13,740
Cushman & Wakefield plc*	1,261	13,619
Triumph Financial, Inc.*	169	13,550
Banc of California, Inc.	997	13,385
OFG Bancorp	354	13,268
Farmer Mac — Class C	69	13,194
Retail Opportunity Investments Corp. REIT	935	13,118
InvenTrust Properties Corp. REIT	516	13,075
StepStone Group, Inc. — Class A	410	13,050
JBG SMITH Properties REIT	765	13,013
Trustmark Corp.	462	12,881
Virtus Investment Partners, Inc.	53	12,813
Apollo Commercial Real Estate Finance, Inc. REIT	1,078	12,656
Bread Financial Holdings, Inc.	383	12,616
Customers Bancorp, Inc.*	217	12,504
Hilltop Holdings, Inc.	355	12,500
Ready Capital Corp. REIT	1,216	12,464
City Holding Co.	113	12,459
Goosehead Insurance, Inc. — Class A*	164	12,431
Enterprise Financial Services Corp.	276	12,323
Lakeland Financial Corp.	189	12,315
Enova International, Inc.*	219	12,124
Navient Corp.	649	12,084
Heartland Financial USA, Inc.	321	12,073
Northwest Bancshares, Inc.	967	12,068
Acadia Realty Trust REIT	710	12,063
First Commonwealth Financial Corp.	777	11,997
Stewart Information Services Corp.	203	11,926
Bank of NT Butterfield & Son Ltd.	366	11,716
Live Oak Bancshares, Inc.	255	11,602
Xenia Hotels & Resorts, Inc. REIT	833	11,345
Kennedy-Wilson Holdings, Inc.	909	11,253

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
Newmark Group, Inc. — Class A	1,022	$11,201
First Bancorp	302	11,177
Westamerica BanCorp	197	11,113
Compass Diversified Holdings	480	10,776
BRP Group, Inc. — Class A*	448	10,761
Pathward Financial, Inc.	203	10,745
FB Financial Corp.	269	10,720
Service Properties Trust REIT	1,252	10,692
Stock Yards Bancorp, Inc.	206	10,607
Hope Bancorp, Inc.	876	10,582
Alexander & Baldwin, Inc. REIT	551	10,480
Uniti Group, Inc. REIT	1,809	10,456
National Bank Holdings Corp. — Class A	280	10,413
Stellar Bancorp, Inc.	370	10,301
Two Harbors Investment Corp. REIT	738	10,280
Palomar Holdings, Inc.*	185	10,268
Horace Mann Educators Corp.	312	10,202
TriCo Bancshares	236	10,141
Cannae Holdings, Inc.*	517	10,087
Provident Financial Services, Inc.	557	10,043
PennyMac Mortgage Investment Trust REIT	671	10,031
LTC Properties, Inc. REIT	311	9,989
Getty Realty Corp. REIT	340	9,935
Ladder Capital Corp. — Class A REIT	860	9,899
S&T Bancorp, Inc.	295	9,859
First Busey Corp.	394	9,779
Hudson Pacific Properties, Inc. REIT	1,049	9,766
Elme Communities REIT	667	9,738
Empire State Realty Trust, Inc. — Class A REIT	1,003	9,719
Easterly Government Properties, Inc. REIT	704	9,462
Veris Residential, Inc. REIT	601	9,454
Claros Mortgage Trust, Inc.	689	9,391
NETSTREIT Corp. REIT	521	9,300
Veritex Holdings, Inc.	398	9,261
Trupanion, Inc.*	300	9,153
Sandy Spring Bancorp, Inc.	333	9,071
Encore Capital Group, Inc.*	176	8,932
Apartment Investment and Management Co. — Class A REIT*	1,126	8,817
MFA Financial, Inc. REIT	777	8,757
Peoples Bancorp, Inc.	257	8,676
Chimera Investment Corp. REIT	1,716	8,563
Nelnet, Inc. — Class A	97	8,557
Franklin BSP Realty Trust, Inc. REIT	631	8,525
American Assets Trust, Inc. REIT	371	8,351
Redfin Corp.*	807	8,328
Berkshire Hills Bancorp, Inc.	335	8,318
Safety Insurance Group, Inc.	109	8,283
National Western Life Group, Inc. — Class A	17	8,211
eXp World Holdings, Inc.[1]	525	8,148
Compass, Inc. — Class A*	2,147	8,073
Origin Bancorp, Inc.	222	7,897
Nicolet Bankshares, Inc.	98	7,887
Marcus & Millichap, Inc.	180	7,862
Plymouth Industrial REIT, Inc.	326	7,847
Safehold, Inc. REIT	331	7,745
PRA Group, Inc.*	293	7,677
OceanFirst Financial Corp.	442	7,673
Employers Holdings, Inc.	193	7,604
Mercury General Corp.	203	7,574
Preferred Bank/Los Angeles CA	102	7,451
QCR Holdings, Inc.	125	7,299
BrightSpire Capital, Inc. REIT	978	7,276
WisdomTree, Inc.	1,048	7,263
Paramount Group, Inc. REIT	1,404	7,259
Brookline Bancorp, Inc.	663	7,233
Ellington Financial, Inc. REIT	569	7,232
Dime Community Bancshares, Inc.	265	7,136
Victory Capital Holdings, Inc. — Class A	207	7,129
LendingClub Corp.*	808	7,062
Lakeland Bancorp, Inc.	473	6,996
Southside Bancshares, Inc.	223	6,984
1st Source Corp.	127	6,979
Brandywine Realty Trust REIT	1,292	6,977
German American Bancorp, Inc.	213	6,903
Diversified Healthcare Trust REIT	1,814	6,784
AMERISAFE, Inc.	145	6,783
First Bancshares, Inc.	231	6,775
Eagle Bancorp, Inc.	224	6,751
ARMOUR Residential REIT, Inc. [1]	347	6,704
Centerspace REIT	115	6,693
Piedmont Office Realty Trust, Inc. — Class A REIT	938	6,669
Anywhere Real Estate, Inc.*	818	6,634
Enact Holdings, Inc.	228	6,587
F&G Annuities & Life, Inc.	142	6,532
Premier Financial Corp.	268	6,459
ConnectOne Bancorp, Inc.	281	6,438
Redwood Trust, Inc. REIT	865	6,410
Patria Investments Ltd. — Class A	413	6,405
UMH Properties, Inc. REIT	418	6,404
Tompkins Financial Corp.	105	6,324
Armada Hoffler Properties, Inc. REIT	511	6,321
Capitol Federal Financial, Inc.	969	6,250
Lemonade, Inc.*,1	385	6,210
Bank First Corp.	71	6,153
Skyward Specialty Insurance Group, Inc.*	181	6,132
SiriusPoint Ltd.*	527	6,113
KKR Real Estate Finance Trust, Inc. REIT	447	5,914
New York Mortgage Trust, Inc. REIT	691	5,894
NexPoint Residential Trust, Inc. REIT	171	5,888
ProAssurance Corp.	410	5,654
Heritage Financial Corp.	263	5,626
Ambac Financial Group, Inc.*	336	5,537
Peakstone Realty Trust REIT	274	5,461
Summit Hotel Properties, Inc. REIT	796	5,349

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
Community Trust Bancorp, Inc.	118	$5,175
Community Healthcare Trust, Inc. REIT	194	5,168
Global Medical REIT, Inc.	463	5,139
Dynex Capital, Inc. REIT	410	5,133
Merchants Bancorp	120	5,110
International Money Express, Inc.*	231	5,103
Old Second Bancorp, Inc.	329	5,080
First Mid Bancshares, Inc.	145	5,026
AssetMark Financial Holdings, Inc.*	167	5,002
CBL & Associates Properties, Inc. REIT	204	4,982
First Community Bankshares, Inc.	134	4,971
Univest Financial Corp.	220	4,847
Amerant Bancorp, Inc.	196	4,816
Mercantile Bank Corp.	119	4,805
Brightsphere Investment Group, Inc.	247	4,733
Horizon Bancorp, Inc.	327	4,679
CrossFirst Bankshares, Inc.*	338	4,590
Brookfield Business Corp. — Class A	197	4,586
Whitestone REIT — Class B	369	4,535
Business First Bancshares, Inc.	182	4,486
Hanmi Financial Corp.	231	4,481
Midland States Bancorp, Inc.	162	4,465
Heritage Commerce Corp.	450	4,464
Metropolitan Bank Holding Corp.*	80	4,430
Byline Bancorp, Inc.	188	4,429
TrustCo Bank Corporation NY	141	4,378
Columbia Financial, Inc.*	225	4,338
HCI Group, Inc.	49	4,283
Universal Health Realty Income Trust REIT	98	4,238
Farmland Partners, Inc. REIT	337	4,206
Washington Trust Bancorp, Inc.	128	4,145
Great Southern Bancorp, Inc.	69	4,095
Ares Commercial Real Estate Corp. REIT	395	4,092
Camden National Corp.	108	4,064
Gladstone Commercial Corp. REIT	305	4,038
Cambridge Bancorp	58	4,025
Farmers National Banc Corp.	276	3,988
Independent Bank Corp.	153	3,981
Central Pacific Financial Corp.	202	3,975
Northfield Bancorp, Inc.	315	3,963
Chatham Lodging Trust REIT	366	3,923
Perella Weinberg Partners	319	3,901
Kearny Financial Corp.	430	3,857
Peapack-Gladstone Financial Corp.	129	3,847
First Financial Corp.	89	3,830
NerdWallet, Inc. — Class A*	260	3,827
HarborOne Bancorp, Inc.	318	3,810
American National Bankshares, Inc.	78	3,802
First Foundation, Inc.	389	3,766
Equity Bancshares, Inc. — Class A	111	3,763
Gladstone Land Corp. REIT	254	3,670
World Acceptance Corp.*	28	3,655
Coastal Financial Corp.*	82	3,642
Amalgamated Financial Corp.	134	3,610
Republic Bancorp, Inc. — Class A	65	3,585
CNB Financial Corp.	157	3,547
Flushing Financial Corp.	214	3,527
Diamond Hill Investment Group, Inc.	21	3,477
Southern Missouri Bancorp, Inc.	65	3,470
Saul Centers, Inc. REIT	88	3,456
Tiptree, Inc. — Class A	182	3,451
Alexander's, Inc. REIT	16	3,417
TPG RE Finance Trust, Inc. REIT	524	3,406
Metrocity Bankshares, Inc.	139	3,339
P10, Inc. — Class A	326	3,332
Bar Harbor Bankshares	113	3,318
RMR Group, Inc. — Class A	117	3,303
Shore Bancshares, Inc.	226	3,220
United Fire Group, Inc.	160	3,219
HomeTrust Bancshares, Inc.	118	3,177
FRP Holdings, Inc.*	50	3,144
Arrow Financial Corp.	112	3,129
Alerus Financial Corp.	138	3,090
Burke & Herbert Financial Services Corp.	49	3,082
Universal Insurance Holdings, Inc.	192	3,068
B Riley Financial, Inc.[1]	142	2,981
Capital City Bank Group, Inc.	100	2,943
SmartFinancial, Inc.	120	2,939
FTAI Infrastructure, Inc.	751	2,921
MidWestOne Financial Group, Inc.	108	2,906
CTO Realty Growth, Inc. REIT	167	2,894
Forge Global Holdings, Inc.*	834	2,861
GCM Grosvenor, Inc. — Class A	315	2,822
ACNB Corp.	63	2,820
Invesco Mortgage Capital, Inc. REIT	318	2,817
Northeast Bank	50	2,759
Capstar Financial Holdings, Inc.	147	2,755
One Liberty Properties, Inc. REIT	123	2,695
Carter Bankshares, Inc.*	179	2,680
Office Properties Income Trust REIT	365	2,672
South Plains Financial, Inc.	91	2,635
Mid Penn Bancorp, Inc.	108	2,622
Bank of Marin Bancorp	119	2,620
Summit Financial Group, Inc.	85	2,609
West BanCorp, Inc.	123	2,608
Esquire Financial Holdings, Inc.	52	2,598
James River Group Holdings Ltd.	281	2,596
Peoples Financial Services Corp.	53	2,581
Five Star Bancorp	97	2,539
Citizens & Northern Corp.	113	2,535
Orion Office REIT, Inc.	434	2,482
Farmers & Merchants Bancorp Incorporated/Archbold OH	100	2,480
Orchid Island Capital, Inc. REIT	293	2,470
Financial Institutions, Inc.	115	2,449

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
NewtekOne, Inc.	177	$2,443
LendingTree, Inc.*	80	2,426
RBB Bancorp	127	2,418
First Business Financial Services, Inc.	60	2,406
Northrim BanCorp, Inc.	42	2,403
Sierra Bancorp	105	2,368
Enterprise Bancorp, Inc.	73	2,355
Orange County Bancorp, Inc.	39	2,349
Bit Digital, Inc.*	549	2,322
Granite Point Mortgage Trust, Inc. REIT	388	2,305
Orrstown Financial Services, Inc.	78	2,301
Home Bancorp, Inc.	54	2,269
Macatawa Bank Corp.	200	2,256
MBIA, Inc.*	367	2,246
Greenlight Capital Re Ltd. — Class A*	196	2,238
Civista Bancshares, Inc.	117	2,157
HBT Financial, Inc.	102	2,153
Southern First Bancshares, Inc.*	58	2,152
First of Long Island Corp.	162	2,145
John Marshall Bancorp, Inc.	95	2,143
Hingham Institution For Savings	11	2,138
Guaranty Bancshares, Inc.	63	2,118
BayCom Corp.	89	2,100
Bridgewater Bancshares, Inc.*	155	2,096
First Bancorp, Inc.	74	2,088
Red River Bancshares, Inc.	37	2,076
Postal Realty Trust, Inc. — Class A REIT	142	2,067
Fidelity D&D Bancorp, Inc.	35	2,031
Chicago Atlantic Real Estate Finance, Inc. REIT	124	2,006
Waterstone Financial, Inc.	140	1,988
Primis Financial Corp.	154	1,950
Third Coast Bancshares, Inc.*	98	1,947
Middlefield Banc Corp.	60	1,942
MVB Financial Corp.	86	1,940
Legacy Housing Corp.*	75	1,892
Citizens Financial Services, Inc.	29	1,877
NexPoint Diversified Real Estate Trust REIT	233	1,852
FS Bancorp, Inc.	50	1,848
Norwood Financial Corp.	56	1,843
Codorus Valley Bancorp, Inc.	71	1,825
Douglas Elliman, Inc.	615	1,814
Northeast Community Bancorp, Inc.	102	1,809
City Office REIT, Inc.	296	1,809
Timberland Bancorp, Inc.	57	1,793
RE/MAX Holdings, Inc. — Class A	133	1,773
Blue Foundry Bancorp*	183	1,770
Capital Bancorp, Inc.	73	1,767
First Bank/Hamilton NJ	118	1,735
FVCBankcorp, Inc.*	122	1,732
C&F Financial Corp.	25	1,705
Central Valley Community Bancorp	76	1,699
Plumas Bancorp	41	1,695
BRT Apartments Corp. REIT	91	1,692
Alpine Income Property Trust, Inc. REIT	99	1,674
Southern States Bancshares, Inc.	57	1,669
Colony Bankcorp, Inc.	125	1,662
Donegal Group, Inc. — Class A	117	1,637
Unity Bancorp, Inc.	55	1,627
Parke Bancorp, Inc.	79	1,600
eHealth, Inc.*	182	1,587
Maiden Holdings Ltd.*	689	1,578
ChoiceOne Financial Services, Inc.	53	1,553
PCB Bancorp	83	1,530
Oak Valley Bancorp	51	1,527
Ponce Financial Group, Inc.*	155	1,513
Ocwen Financial Corp.*	49	1,507
Regional Management Corp.	60	1,505
Greene County Bancorp, Inc.	53	1,495
AFC Gamma, Inc. REIT	124	1,492
Star Holdings*	98	1,468
BCB Bancorp, Inc.	114	1,465
Investors Title Co.	9	1,459
Fidelis Insurance Holdings Ltd.*	115	1,457
Crawford & Co. — Class A	110	1,450
National Bankshares, Inc.	44	1,423
Selectquote, Inc.*	1,035	1,418
HomeStreet, Inc.	137	1,411
American Coastal Insurance Corp.*	149	1,410
AlTi Global, Inc.*	160	1,402
Princeton Bancorp, Inc.	39	1,400
Ames National Corp.	65	1,387
Bankwell Financial Group, Inc.	45	1,358
Atlanticus Holdings Corp.*	35	1,353
Chemung Financial Corp.	27	1,345
ESSA Bancorp, Inc.	66	1,321
MainStreet Bancshares, Inc.	53	1,315
LCNB Corp.	80	1,262
Evans Bancorp, Inc.	40	1,261
Braemar Hotels & Resorts, Inc. REIT	498	1,245
Stratus Properties, Inc.*	43	1,241
Virginia National Bankshares Corp.	36	1,238
Silvercrest Asset Management Group, Inc. — Class A	72	1,224
First Western Financial, Inc.*	61	1,210
First Community Corp.	56	1,206
Penns Woods Bancorp, Inc.	52	1,171
Velocity Financial, Inc.*	66	1,137
USCB Financial Holdings, Inc.*	80	980
Nexpoint Real Estate Finance, Inc. REIT	61	961
Angel Oak Mortgage REIT, Inc.	89	943
Sterling Bancorp, Inc.*	159	917
Maui Land & Pineapple Company, Inc.*	57	906
Pioneer Bancorp, Inc.*	88	881
Security National Financial Corp. — Class A*	95	859
Luther Burbank Corp.*	78	835
NI Holdings, Inc.*	63	818
Bank7 Corp.	28	766
Hippo Holdings, Inc.*	80	730
Paysign, Inc.*	248	694

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
Kingsway Financial Services, Inc.*	81	$680
Consumer Portfolio Services, Inc.*	69	647
SWK Holdings Corp.*	29	508
Transcontinental Realty Investors, Inc.*	14	484
Clipper Realty, Inc. REIT	87	470
Finance of America Companies, Inc. — Class A*	405	445
OppFi, Inc.*	82	420
Blue Ridge Bankshares, Inc.	134	406
GoHealth, Inc. — Class A*	30	400
American Realty Investors, Inc.*	11	192
Total Financial		4,219,239
Industrial - 8.8%
Simpson Manufacturing Company, Inc.	325	64,344
UFP Industries, Inc.	456	57,251
Comfort Systems USA, Inc.	267	54,914
Fabrinet*	279	53,102
Applied Industrial Technologies, Inc.	293	50,598
Novanta, Inc.*	272	45,808
Atkore, Inc.*	286	45,760
Chart Industries, Inc.*	320	43,626
Watts Water Technologies, Inc. — Class A	208	43,335
Fluor Corp.*	1,083	42,421
Mueller Industries, Inc.	851	40,125
Boise Cascade Co.	301	38,937
AAON, Inc.	514	37,969
Casella Waste Systems, Inc. — Class A*	423	36,150
Federal Signal Corp.	455	34,917
Summit Materials, Inc. — Class A*	907	34,883
Badger Meter, Inc.	223	34,424
Franklin Electric Company, Inc.	351	33,924
Exponent, Inc.	385	33,895
SPX Technologies, Inc.*	335	33,838
Zurn Elkay Water Solutions Corp.	1,123	33,027
GATX Corp.	270	32,459
EnerSys	313	31,600
Advanced Energy Industries, Inc.	286	31,151
Moog, Inc. — Class A	215	31,128
Arcosa, Inc.	368	30,411
Terex Corp.	501	28,787
Matson, Inc.	260	28,496
Knife River Corp.*	430	28,457
Itron, Inc.*	346	26,126
Dycom Industries, Inc.*	218	25,090
Hillenbrand, Inc.	524	25,073
Belden, Inc.	323	24,952
Enpro, Inc.	159	24,922
Kadant, Inc.	88	24,667
CSW Industrials, Inc.	117	24,267
Encore Wire Corp.	113	24,137
John Bean Technologies Corp.	241	23,968
AeroVironment, Inc.*	189	23,821
Vishay Intertechnology, Inc.	979	23,467
Albany International Corp. — Class A	238	23,376
Modine Manufacturing Co.*	391	23,343
ESCO Technologies, Inc.	194	22,704
Plexus Corp.*	208	22,491
Cactus, Inc. — Class A	491	22,291
Scorpio Tankers, Inc.	360	21,888
Sanmina Corp.*	426	21,884
Hub Group, Inc. — Class A*	238	21,882
Bloom Energy Corp. — Class A*	1,462	21,638
Frontdoor, Inc.*	611	21,519
ArcBest Corp.	179	21,518
RXO, Inc.*	882	20,515
Werner Enterprises, Inc.	481	20,380
Materion Corp.	156	20,300
Sterling Infrastructure, Inc.*	227	19,960
O-I Glass, Inc.*	1,180	19,328
Kratos Defense & Security Solutions, Inc.*	951	19,296
Griffon Corp.	316	19,260
Gibraltar Industries, Inc.*	232	18,323
MYR Group, Inc.*	124	17,934
Golar LNG Ltd.	769	17,679
NEXTracker, Inc. — Class A*	375	17,569
PGT Innovations, Inc.*	431	17,542
Energizer Holdings, Inc.	544	17,234
Granite Construction, Inc.	335	17,038
Mueller Water Products, Inc. — Class A	1,178	16,963
Trinity Industries, Inc.	616	16,380
Alamo Group, Inc.	77	16,185
AAR Corp.*	255	15,912
Kennametal, Inc.	612	15,783
Mirion Technologies, Inc.*	1,521	15,590
OSI Systems, Inc.*	120	15,486
Masterbrand, Inc.*	985	14,627
Masonite International Corp.*	169	14,308
Standex International Corp.	89	14,096
Joby Aviation, Inc.*	2,113	14,051
International Seaways, Inc.	308	14,008
Hillman Solutions Corp.*	1,479	13,622
Worthington Enterprises, Inc.	234	13,467
Primoris Services Corp.	403	13,384
Construction Partners, Inc. — Class A*	305	13,274
Tennant Co.	141	13,069
Enovix Corp.*	1,039	13,008
Enerpac Tool Group Corp.	412	12,809
Forward Air Corp.	199	12,511
TTM Technologies, Inc.*	777	12,284
Knowles Corp.*	682	12,215
JELD-WEN Holding, Inc.*	646	12,196
Barnes Group, Inc.	372	12,138
Greif, Inc. — Class A	185	12,134
Rocket Lab USA, Inc.*	2,113	11,685
NV5 Global, Inc.*	104	11,556
American Woodmark Corp.*	124	11,513
Helios Technologies, Inc.	249	11,292
AZZ, Inc.	188	10,921
Lindsay Corp.	84	10,850
Dorian LPG Ltd.	243	10,660
Leonardo DRS, Inc.*	520	10,421
CTS Corp.	238	10,410
World Kinect Corp.	451	10,274

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
Greenbrier Companies, Inc.	232	$10,250
DHT Holdings, Inc.	1,041	10,212
SFL Corporation Ltd.	874	9,859
Xometry, Inc. — Class A*	258	9,265
Marten Transport Ltd.	441	9,252
Golden Ocean Group Ltd.	934	9,116
Teekay Tankers Ltd. — Class A	182	9,094
Apogee Enterprises, Inc.	168	8,973
Janus International Group, Inc.*	645	8,417
Columbus McKinnon Corp.	214	8,350
Thermon Group Holdings, Inc.*	254	8,273
Napco Security Technologies, Inc.	240	8,220
Triumph Group, Inc.*	489	8,108
TriMas Corp.	315	7,979
Energy Recovery, Inc.*	423	7,969
Proto Labs, Inc.*	200	7,792
TimkenSteel Corp.*	330	7,739
Vicor Corp.*	168	7,550
Air Transport Services Group, Inc.*	428	7,537
Benchmark Electronics, Inc.	268	7,407
Ryerson Holding Corp.	212	7,352
Ichor Holdings Ltd.*	216	7,264
Archer Aviation, Inc. — Class A*	1,158	7,110
Montrose Environmental Group, Inc.*	212	6,812
FLEX LNG Ltd.	226	6,568
Nordic American Tankers Ltd.	1,558	6,544
Astec Industries, Inc.	173	6,436
Powell Industries, Inc.	70	6,188
Gorman-Rupp Co.	174	6,182
Aspen Aerogels, Inc.*	388	6,123
Sturm Ruger & Company, Inc.	133	6,045
Insteel Industries, Inc.	142	5,437
Myers Industries, Inc.	277	5,415
Enviri Corp.*	599	5,391
Genco Shipping & Trading Ltd.	319	5,292
Bel Fuse, Inc. — Class B	79	5,275
Kaman Corp.	214	5,125
Hyster-Yale Materials Handling, Inc.	82	5,099
Heartland Express, Inc.	356	5,077
Olympic Steel, Inc.	75	5,002
IES Holdings, Inc.*	62	4,912
Kimball Electronics, Inc.*	182	4,905
Cadre Holdings, Inc.	147	4,835
CryoPort, Inc.*	305	4,724
Smith & Wesson Brands, Inc.	347	4,705
Clearwater Paper Corp.*	127	4,587
CECO Environmental Corp.*	225	4,563
nLight, Inc.*	335	4,522
Argan, Inc.	96	4,492
SmartRent, Inc.*	1,398	4,460
Manitowoc Company, Inc.*	265	4,423
Ardmore Shipping Corp.	312	4,396
Ducommun, Inc.*	83	4,321
Pactiv Evergreen, Inc.	304	4,168
Mesa Laboratories, Inc.	39	4,086
Evolv Technologies Holdings, Inc.*	855	4,036
Stoneridge, Inc.*	201	3,934
LSB Industries, Inc.*	417	3,882
Eagle Bulk Shipping, Inc.	70	3,878
Costamare, Inc.	368	3,831
Great Lakes Dredge & Dock Corp.*	498	3,825
DXP Enterprises, Inc.*	107	3,606
PureCycle Technologies, Inc.*	882	3,572
MicroVision, Inc.*	1,342	3,570
Astronics Corp.*	197	3,432
Teekay Corp.*	467	3,339
GoPro, Inc. — Class A*	951	3,300
FARO Technologies, Inc.*	144	3,244
GrafTech International Ltd.	1,471	3,222
Limbach Holdings, Inc.*	70	3,183
National Presto Industries, Inc.	39	3,131
Allient, Inc.	98	2,961
Tutor Perini Corp.*	322	2,930
Cadeler A/S ADR*	159	2,926
Atmus Filtration Technologies, Inc.*,1	124	2,913
Covenant Logistics Group, Inc. — Class A	63	2,900
NVE Corp.	36	2,823
LSI Industries, Inc.	199	2,802
Bowman Consulting Group Ltd.*	75	2,664
Greif, Inc. — Class B	39	2,574
Daseke, Inc.*	307	2,487
AerSale Corp.*	194	2,463
Overseas Shipholding Group, Inc. — Class A	432	2,277
Pangaea Logistics Solutions Ltd.	276	2,274
Northwest Pipe Co.*	75	2,269
Park Aerospace Corp.	145	2,132
Safe Bulkers, Inc.	511	2,008
Ranpak Holdings Corp.*	329	1,915
908 Devices, Inc.*	166	1,862
Luxfer Holdings plc	208	1,860
Radiant Logistics, Inc.*	277	1,839
Omega Flex, Inc.	25	1,763
Comtech Telecommunications Corp.	207	1,745
Park-Ohio Holdings Corp.	64	1,725
Eastman Kodak Co.*	433	1,689
Iteris, Inc.*	324	1,685
Concrete Pumping Holdings, Inc.*	197	1,615
Pure Cycle Corp.*	148	1,550
AMMO, Inc.*	684	1,436
Universal Logistics Holdings, Inc.	51	1,429
NuScale Power Corp.*	407	1,339
Turtle Beach Corp.*	119	1,303
Gencor Industries, Inc.*	80	1,291
Mayville Engineering Company, Inc.*	84	1,211
Mistras Group, Inc.*	158	1,157
Blink Charging Co.*	341	1,156
Tredegar Corp.	200	1,082
Core Molding Technologies, Inc.*	58	1,075
Karat Packaging, Inc.	43	1,069
Willis Lease Finance Corp.*	21	1,027
Eve Holding, Inc.*	137	1,003
PAM Transportation Services, Inc.*	47	977

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
Sight Sciences, Inc.*	164	$846
Intevac, Inc.*	194	838
LanzaTech Global, Inc.*	157	790
ESS Tech, Inc.*	692	789
Latham Group, Inc.*	295	776
Transphorm, Inc.*	205	748
SKYX Platforms Corp.*	424	678
Babcock & Wilcox Enterprises, Inc.*	446	651
374Water, Inc.*	451	640
Li-Cycle Holdings Corp.*,1	1,047	612
Himalaya Shipping Ltd.*	66	446
Akoustis Technologies, Inc.*	525	438
INNOVATE Corp.*	339	417
NL Industries, Inc.	64	359
Amprius Technologies, Inc.*	41	217
Redwire Corp.*	60	171
Southland Holdings, Inc.*	29	150
Charge Enterprises, Inc.*	1,022	117
Total Industrial		2,875,273
Consumer, Cyclical - 6.9%
Light & Wonder, Inc. — Class A*	693	56,902
Meritage Homes Corp.	275	47,905
Taylor Morrison Home Corp. — Class A*	781	41,666
Carvana Co.*	728	38,540
Beacon Roofing Supply, Inc.*	437	38,028
Signet Jewelers Ltd.	338	36,254
Academy Sports & Outdoors, Inc.	545	35,970
Asbury Automotive Group, Inc.*	157	35,320
KB Home	537	33,541
Installed Building Products, Inc.	180	32,908
Abercrombie & Fitch Co. — Class A*	371	32,730
Group 1 Automotive, Inc.	103	31,388
FirstCash Holdings, Inc.	285	30,891
Goodyear Tire & Rubber Co.*	2,135	30,573
Skyline Champion Corp.*	407	30,224
American Eagle Outfitters, Inc.	1,387	29,349
M/I Homes, Inc.*	205	28,237
Kontoor Brands, Inc.	423	26,404
Visteon Corp.*	208	25,979
GMS, Inc.*	312	25,718
Adient plc*	707	25,707
Tri Pointe Homes, Inc.*	725	25,665
MDC Holdings, Inc.	446	24,641
Hilton Grand Vacations, Inc.*	606	24,349
Steven Madden Ltd.	572	24,024
LCI Industries	188	23,633
Rush Enterprises, Inc. — Class A	464	23,339
Cavco Industries, Inc.*	66	22,877
International Game Technology plc	824	22,586
Fox Factory Holding Corp.*	324	21,864
Shake Shack, Inc. — Class A*	287	21,272
LGI Homes, Inc.*	158	21,039
Resideo Technologies, Inc.*	1,112	20,928
UniFirst Corp.	114	20,852
Century Communities, Inc.	216	19,686
Foot Locker, Inc.	623	19,406
Red Rock Resorts, Inc. — Class A	361	19,252
Papa John's International, Inc.	250	19,058
Bloomin' Brands, Inc.	665	18,720
Boot Barn Holdings, Inc.*	226	17,348
Urban Outfitters, Inc.*	485	17,310
Dorman Products, Inc.*	200	16,682
Sonos, Inc.*	964	16,523
Patrick Industries, Inc.	162	16,257
Winnebago Industries, Inc.	223	16,252
SkyWest, Inc.*	305	15,921
Topgolf Callaway Brands Corp.*	1,093	15,674
Acushnet Holdings Corp.	237	14,971
MillerKnoll, Inc.	556	14,834
Dave & Buster's Entertainment, Inc.*	274	14,755
HNI Corp.	351	14,682
SeaWorld Entertainment, Inc.*	276	14,581
Dana, Inc.	990	14,464
PriceSmart, Inc.	190	14,398
Brinker International, Inc.*	333	14,379
ODP Corp.*	249	14,019
JetBlue Airways Corp.*	2,508	13,919
Six Flags Entertainment Corp.*	548	13,744
Spirit Airlines, Inc.	833	13,653
Gentherm, Inc.*	251	13,142
Atlanta Braves Holdings, Inc. — Class C*	332	13,141
Cheesecake Factory, Inc.	368	12,884
Cracker Barrel Old Country Store, Inc.	167	12,872
H&E Equipment Services, Inc.	244	12,766
Jack in the Box, Inc.	156	12,734
Vista Outdoor, Inc.*	428	12,656
National Vision Holdings, Inc.*	590	12,349
La-Z-Boy, Inc.	330	12,184
OPENLANE, Inc.*	819	12,130
Hanesbrands, Inc.*	2,668	11,899
Cinemark Holdings, Inc.*	834	11,751
Oxford Industries, Inc.	114	11,400
Aurora Innovation, Inc.*	2,550	11,144
Buckle, Inc.	232	11,025
Sally Beauty Holdings, Inc.*	815	10,823
G-III Apparel Group Ltd.*	313	10,636
Dillard's, Inc. — Class A	26	10,495
Green Brick Partners, Inc.*	198	10,284
Allegiant Travel Co. — Class A	120	9,913
Madison Square Garden Entertainment Corp.*	300	9,537
Leslie's, Inc.*	1,348	9,315
XPEL, Inc.*	172	9,262
Winmark Corp.	22	9,186
Warby Parker, Inc. — Class A*	643	9,066
Steelcase, Inc. — Class A	666	9,004
Lions Gate Entertainment Corp. — Class B*	879	8,957
Wabash National Corp.	347	8,890
OneSpaWorld Holdings Ltd.*	615	8,672
Sovos Brands, Inc.*	386	8,503
indie Semiconductor, Inc. — Class A*	1,046	8,483
Malibu Boats, Inc. — Class A*	154	8,442
Camping World Holdings, Inc. — Class A	317	8,324
Sweetgreen, Inc. — Class A*	733	8,283
Caleres, Inc.	263	8,082
iRobot Corp.*	208	8,050

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
American Axle & Manufacturing Holdings, Inc.*	867	$7,638
Beazer Homes USA, Inc.*	224	7,569
BlueLinx Holdings, Inc.*	66	7,478
ScanSource, Inc.*	188	7,447
Nu Skin Enterprises, Inc. — Class A	378	7,341
Everi Holdings, Inc.*	641	7,224
Monarch Casino & Resort, Inc.	102	7,053
MRC Global, Inc.*	637	7,013
Luminar Technologies, Inc.*,1	2,067	6,966
Chico's FAS, Inc.*	912	6,913
Hibbett, Inc.	95	6,842
Dream Finders Homes, Inc. — Class A*	184	6,538
Standard Motor Products, Inc.	161	6,409
MarineMax, Inc.*	162	6,302
Sonic Automotive, Inc. — Class A	111	6,239
BJ's Restaurants, Inc.*	173	6,230
Bluegreen Vacations Holding Corp.[1]	82	6,160
Golden Entertainment, Inc.	154	6,149
Methode Electronics, Inc.	268	6,092
VSE Corp.	94	6,073
Virgin Galactic Holdings, Inc.*	2,474	6,061
Titan International, Inc.*	398	5,922
Dine Brands Global, Inc.	119	5,908
PC Connection, Inc.	87	5,847
Hovnanian Enterprises, Inc. — Class A*	37	5,758
Ethan Allen Interiors, Inc.	173	5,522
Hawaiian Holdings, Inc.*	387	5,496
Interface, Inc. — Class A	435	5,490
Wolverine World Wide, Inc.	590	5,245
Chuy's Holdings, Inc.*	137	5,238
Arko Corp.	625	5,156
Blue Bird Corp.*	191	5,149
IMAX Corp.*	341	5,122
Life Time Group Holdings, Inc.*	339	5,112
Portillo's, Inc. — Class A*	320	5,098
Douglas Dynamics, Inc.	171	5,075
Guess?, Inc.	218	5,027
Clean Energy Fuels Corp.*	1,287	4,929
Lions Gate Entertainment Corp. — Class A*	442	4,818
Forestar Group, Inc.*	139	4,597
Titan Machinery, Inc.*	156	4,505
Sun Country Airlines Holdings, Inc.*	286	4,499
Hudson Technologies, Inc.*	333	4,492
Vizio Holding Corp. — Class A*	576	4,435
REV Group, Inc.	240	4,361
A-Mark Precious Metals, Inc.	143	4,326
RCI Hospitality Holdings, Inc.	65	4,307
Denny's Corp.*	387	4,211
Accel Entertainment, Inc.*	409	4,200
Haverty Furniture Companies, Inc.	111	3,941
Nikola Corp.*,1	4,482	3,921
Global Industrial Co.	100	3,884
Shoe Carnival, Inc.	126	3,806
Rush Enterprises, Inc. — Class B	70	3,709
Miller Industries, Inc.	84	3,552
Xperi, Inc.*	321	3,537
Movado Group, Inc.	116	3,497
Savers Value Village, Inc.*	197	3,424
Kura Sushi USA, Inc. — Class A*	44	3,344
America's Car-Mart, Inc.*	44	3,334
First Watch Restaurant Group, Inc.*	164	3,296
Super Group SGHC Ltd.*	1,035	3,281
Atlanta Braves Holdings, Inc. — Class A*	76	3,251
Genesco, Inc.*	92	3,239
Shyft Group, Inc.	261	3,189
Bally's Corp.*	224	3,123
Lindblad Expeditions Holdings, Inc.*	265	2,987
OneWater Marine, Inc. — Class A*	88	2,974
MasterCraft Boat Holdings, Inc.*	131	2,966
Designer Brands, Inc. — Class A	326	2,885
Lovesac Co.*	106	2,708
EVgo, Inc.*,1	752	2,692
Marcus Corp.	184	2,683
Fisker, Inc.*	1,489	2,606
Cooper-Standard Holdings, Inc.*	128	2,501
Zumiez, Inc.*	121	2,461
Xponential Fitness, Inc. — Class A*	188	2,423
Daktronics, Inc.*	285	2,417
Sleep Number Corp.*	162	2,402
Build-A-Bear Workshop, Inc. — Class A	100	2,299
Microvast Holdings, Inc.*	1,620	2,268
Carrols Restaurant Group, Inc.	279	2,199
Johnson Outdoors, Inc. — Class A	41	2,190
Rush Street Interactive, Inc.*	478	2,146
Hooker Furnishings Corp.	82	2,139
Children's Place, Inc.*	91	2,113
Potbelly Corp.*	198	2,063
Funko, Inc. — Class A*	264	2,041
JAKKS Pacific, Inc.*	55	1,955
Holley, Inc.*	401	1,953
Destination XL Group, Inc.*	442	1,945
El Pollo Loco Holdings, Inc.*	215	1,896
Bowlero Corp. — Class A*	127	1,798
SES AI Corp.*	947	1,733
Commercial Vehicle Group, Inc.*	244	1,711
Solid Power, Inc.*	1,176	1,705
Big Lots, Inc.	216	1,683
Tile Shop Holdings, Inc.*	219	1,612
Rocky Brands, Inc.	53	1,600
Global Business Travel Group I*	245	1,580
Frontier Group Holdings, Inc.*	289	1,578
Vera Bradley, Inc.*	199	1,532
Clarus Corp.	222	1,531
Escalade, Inc.	76	1,527
Red Robin Gourmet Burgers, Inc.*	120	1,496
Weyco Group, Inc.	45	1,411
Landsea Homes Corp.*	102	1,340
Full House Resorts, Inc.*	249	1,337
Tilly's, Inc. — Class A*	170	1,282
Snap One Holdings Corp.*	139	1,239
ThredUp, Inc. — Class A*	545	1,226

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
Sportsman's Warehouse Holdings, Inc.*	287	$1,223
PetMed Express, Inc.	156	1,179
GrowGeneration Corp.*	446	1,119
TuSimple Holdings, Inc. — Class A*	1,256	1,103
Reservoir Media, Inc.*	151	1,077
Big 5 Sporting Goods Corp.	163	1,033
ONE Group Hospitality, Inc.*	167	1,022
Century Casinos, Inc.*	209	1,020
Noodles & Co.*	305	961
VOXX International Corp. — Class A*	89	951
Livewire Group, Inc.*	84	950
Cato Corp. — Class A	132	943
Hyliion Holdings Corp.*	1,120	911
J Jill, Inc.*	35	902
EVI Industries, Inc.	36	854
Biglari Holdings, Inc. — Class B*	5	825
Traeger, Inc.*	268	732
Marine Products Corp.	64	730
Duluth Holdings, Inc. — Class B*	103	554
Torrid Holdings, Inc.*	92	531
Fossil Group, Inc.*	362	528
Aeva Technologies, Inc.*	603	457
Workhorse Group, Inc.*	1,250	450
Purple Innovation, Inc.	415	427
Lazydays Holdings, Inc.*	57	402
United Homes Group, Inc.*	46	388
CompX International, Inc.	12	303
Envela Corp.*	58	282
Loop Media, Inc.*	276	276
Qurate Retail, Inc. — Class B*	10	65
Dragonfly Energy Holdings Corp.*	113	61
Total Consumer, Cyclical		2,242,077
Technology - 6.7%
Super Micro Computer, Inc.*	351	99,775
MicroStrategy, Inc. — Class A*	92	58,109
Onto Innovation, Inc.*	372	56,879
Rambus, Inc.*	828	56,511
Qualys, Inc.*	282	55,351
SPS Commerce, Inc.*	277	53,694
Duolingo, Inc.*	218	49,453
Tenable Holdings, Inc.*	867	39,934
Maximus, Inc.	462	38,743
Insight Enterprises, Inc.*	218	38,628
MACOM Technology Solutions Holdings, Inc.*	412	38,295
ExlService Holdings, Inc.*	1,227	37,853
Workiva, Inc.*	371	37,668
Varonis Systems, Inc.*	825	37,356
Power Integrations, Inc.	431	35,389
Altair Engineering, Inc. — Class A*	408	34,333
ASGN, Inc.*	356	34,237
Synaptics, Inc.*	300	34,224
Axcelis Technologies, Inc.*	247	32,034
Silicon Laboratories, Inc.*	241	31,877
Freshworks, Inc. — Class A*	1,230	28,893
Blackbaud, Inc.*	331	28,698
Amkor Technology, Inc.	849	28,246
Diodes, Inc.*	343	27,618
Evolent Health, Inc. — Class A*	836	27,613
Box, Inc. — Class A*	1,070	27,403
CommVault Systems, Inc.*	335	26,750
BlackLine, Inc.*	428	26,724
Rapid7, Inc.*	455	25,981
Appfolio, Inc. — Class A*	146	25,293
ACI Worldwide, Inc.*	824	25,214
FormFactor, Inc.*	586	24,442
Verra Mobility Corp.*	1,060	24,412
Kulicke & Soffa Industries, Inc.	421	23,037
Sprout Social, Inc. — Class A*	363	22,303
Braze, Inc. — Class A*	397	21,093
Parsons Corp.*	313	19,628
Privia Health Group, Inc.*	840	19,345
Envestnet, Inc.*	380	18,818
Progress Software Corp.	330	17,919
DigitalOcean Holdings, Inc.*	481	17,648
C3.ai, Inc. — Class A*,1	613	17,599
Ambarella, Inc.*	276	16,916
Fastly, Inc. — Class A*	900	16,020
Xerox Holdings Corp.	871	15,965
SiTime Corp.*	130	15,870
Impinj, Inc.*	175	15,755
IonQ, Inc.*	1,220	15,116
PagerDuty, Inc.*	646	14,955
Schrodinger Incorporated/United States*	413	14,785
ACV Auctions, Inc. — Class A*	965	14,620
Photronics, Inc.*	463	14,524
AvidXchange Holdings, Inc.*	1,134	14,050
MaxLinear, Inc. — Class A*	566	13,454
PROS Holdings, Inc.*	339	13,150
Clear Secure, Inc. — Class A	633	13,071
Agilysys, Inc.*	152	12,893
Verint Systems, Inc.*	474	12,812
CSG Systems International, Inc.	237	12,611
Cohu, Inc.*	354	12,528
Veeco Instruments, Inc.*	386	11,978
Donnelley Financial Solutions, Inc.*	188	11,726
Appian Corp. — Class A*	311	11,712
Ultra Clean Holdings, Inc.*	338	11,539
Asana, Inc. — Class A*	603	11,463
NetScout Systems, Inc.*	518	11,370
Semtech Corp.*	485	10,626
Adeia, Inc.	812	10,061
PowerSchool Holdings, Inc. — Class A*	425	10,013
Jamf Holding Corp.*	530	9,572
AvePoint, Inc.*	1,119	9,187
Phreesia, Inc.*	388	8,982
Zeta Global Holdings Corp. — Class A*	1,018	8,979
PAR Technology Corp.*	202	8,795
Zuora, Inc. — Class A*	934	8,780
Veradigm, Inc.*	819	8,591
EngageSmart, Inc.*	369	8,450
Intapp, Inc.*	209	7,946
Model N, Inc.*	283	7,621
Everbridge, Inc.*	309	7,512
PDF Solutions, Inc.*	232	7,456
Alkami Technology, Inc.*	300	7,275
ACM Research, Inc. — Class A*	365	7,132
N-able, Inc.*	531	7,036
SMART Global Holdings, Inc.*	367	6,947

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
Digi International, Inc.*	267	$6,942
Sapiens International Corporation N.V.	233	6,743
Amplitude, Inc. — Class A*	514	6,538
Navitas Semiconductor Corp.*	768	6,198
3D Systems Corp.*	968	6,147
Cerence, Inc.*	306	6,016
Pitney Bowes, Inc.	1,332	5,861
E2open Parent Holdings, Inc.*	1,288	5,654
Grid Dynamics Holdings, Inc.*	421	5,612
Alignment Healthcare, Inc.*	646	5,562
Simulations Plus, Inc.	120	5,370
PubMatic, Inc. — Class A*	325	5,301
Aehr Test Systems*	196	5,200
Matterport, Inc.*	1,904	5,122
Integral Ad Science Holding Corp.*	352	5,065
BigCommerce Holdings, Inc.*	510	4,962
Digital Turbine, Inc.*	720	4,939
MeridianLink, Inc.*	199	4,929
SolarWinds Corp.*	387	4,834
Yext, Inc.*	812	4,783
Conduent, Inc.*	1,306	4,767
Alpha & Omega Semiconductor Ltd.*	176	4,587
Vimeo, Inc.*	1,155	4,528
Olo, Inc. — Class A*	785	4,490
Mitek Systems, Inc.*	324	4,225
Instructure Holdings, Inc.*	148	3,997
CEVA, Inc.*	176	3,997
Corsair Gaming, Inc.*	280	3,948
Health Catalyst, Inc.*	424	3,926
Consensus Cloud Solutions, Inc.*	149	3,905
Digimarc Corp.*	108	3,901
Daily Journal Corp.*	10	3,408
Definitive Healthcare Corp.*	342	3,399
Thoughtworks Holding, Inc.*	702	3,377
OneSpan, Inc.*	304	3,259
SEMrush Holdings, Inc. — Class A*	238	3,251
8x8, Inc.*	858	3,243
Cantaloupe, Inc.*	435	3,223
TTEC Holdings, Inc.	148	3,207
Vishay Precision Group, Inc.*	94	3,203
Planet Labs PBC*	1,275	3,149
Weave Communications, Inc.*	249	2,856
Unisys Corp.*	504	2,833
American Software, Inc. — Class A	242	2,735
Bandwidth, Inc. — Class A*	178	2,576
Sharecare, Inc.*	2,337	2,524
Domo, Inc. — Class B*	233	2,398
Cricut, Inc. — Class A	363	2,392
PlayAGS, Inc.*	280	2,360
Cardlytics, Inc.*	256	2,358
SoundHound AI, Inc. — Class A*,1	1,047	2,220
Outset Medical, Inc.*	375	2,029
ON24, Inc.	248	1,954
EverCommerce, Inc.*	177	1,952
NextNav, Inc.*	412	1,833
Enfusion, Inc. — Class A*	189	1,833
LivePerson, Inc.*	471	1,785
Playstudios, Inc.*	649	1,759
Climb Global Solutions, Inc.	32	1,755
Immersion Corp.	238	1,680
Red Violet, Inc.*	84	1,677
Inspired Entertainment, Inc.*	165	1,630
Desktop Metal, Inc. — Class A*	2,125	1,596
IBEX Holdings Ltd.*	83	1,578
Innodata, Inc.*	191	1,555
HireRight Holdings Corp.*	111	1,493
Asure Software, Inc.*	144	1,371
Outbrain, Inc.*	311	1,362
eGain Corp.*	162	1,349
CS Disco, Inc.*	171	1,298
SkyWater Technology, Inc.*	134	1,289
Kaltura, Inc.*	630	1,228
Richardson Electronics Ltd.	91	1,215
Computer Programs and Systems, Inc.*	108	1,210
Rimini Street, Inc.*	366	1,197
Atomera, Inc.*	161	1,129
inTEST Corp.*	81	1,102
Expensify, Inc. — Class A*	419	1,035
Rackspace Technology, Inc.*	480	960
Vuzix Corp.*,1	448	934
Brightcove, Inc.*	328	849
CoreCard Corp.*	55	761
Viant Technology, Inc. — Class A*	109	751
Tingo Group, Inc.*	927	640
Skillsoft Corp.*	29	510
BigBear.ai Holdings, Inc.*	202	432
System1, Inc.*	183	406
Veritone, Inc.*	199	360
Velo3D, Inc.*	675	268
CXApp, Inc.*	14	18
Presto Automation, Inc.*	25	13
Total Technology		2,178,680
Energy - 4.0%
Weatherford International plc*	540	52,828
Chord Energy Corp.	317	52,695
Matador Resources Co.	860	48,900
Murphy Oil Corp.	1,127	48,078
ChampionX Corp.	1,476	43,114
Civitas Resources, Inc.	610	41,712
Noble Corporation plc	840	40,454
Permian Resources Corp.	2,947	40,079
PBF Energy, Inc. — Class A	841	36,970
SM Energy Co.	891	34,500
Equitrans Midstream Corp.	3,311	33,706
Valaris Ltd.*	455	31,199
Alpha Metallurgical Resources, Inc.	87	29,486
Patterson-UTI Energy, Inc.	2,680	28,944
Magnolia Oil & Gas Corp. — Class A	1,353	28,805
California Resources Corp.	525	28,707
Helmerich & Payne, Inc.	739	26,767
Tidewater, Inc.*	350	25,239
Northern Oil and Gas, Inc.	664	24,614
Warrior Met Coal, Inc.	393	23,961
CNX Resources Corp.*	1,181	23,620
Kosmos Energy Ltd.*	3,460	23,217
CONSOL Energy, Inc.	230	23,122
Arch Resources, Inc.	136	22,568

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
Liberty Energy, Inc. — Class A	1,239	$22,476
Peabody Energy Corp.	862	20,964
Shoals Technologies Group, Inc. — Class A*	1,299	20,186
Array Technologies, Inc.*	1,149	19,303
Seadrill Ltd.*	384	18,156
Archrock, Inc.	1,056	16,262
Oceaneering International, Inc.*	763	16,237
Par Pacific Holdings, Inc.*	420	15,275
Callon Petroleum Co.*	465	15,066
Sitio Royalties Corp. — Class A	613	14,412
Delek US Holdings, Inc.	494	12,745
Borr Drilling Ltd.*	1,667	12,269
Talos Energy, Inc.*	835	11,882
Sunnova Energy International, Inc.*	766	11,682
Helix Energy Solutions Group, Inc.*	1,092	11,226
Gulfport Energy Corp.*	84	11,189
Green Plains, Inc.*	441	11,122
Expro Group Holdings N.V.*	669	10,651
Fluence Energy, Inc.*	435	10,375
Diamond Offshore Drilling, Inc.*	772	10,036
NOW, Inc.*	807	9,135
Vital Energy, Inc.*	176	8,006
Crescent Energy Co. — Class A	581	7,675
CVR Energy, Inc.	225	6,818
SunCoke Energy, Inc.	634	6,809
US Silica Holdings, Inc.*	572	6,469
Core Laboratories, Inc.	356	6,287
ProPetro Holding Corp.*	749	6,277
Comstock Resources, Inc.	698	6,177
Dril-Quip, Inc.*	258	6,004
Nabors Industries Ltd.*	70	5,714
REX American Resources Corp.*	118	5,581
Bristow Group, Inc.*	179	5,060
FuelCell Energy, Inc.*	3,102	4,963
RPC, Inc.	646	4,703
Select Water Solutions, Inc. — Class A	616	4,675
Montauk Renewables, Inc.*	506	4,508
Kinetik Holdings, Inc. — Class A	130	4,342
TETRA Technologies, Inc.*	951	4,299
Stem, Inc.*,1	1,081	4,194
Vitesse Energy, Inc.	190	4,159
Berry Corp.	579	4,070
SilverBow Resources, Inc.*	134	3,897
Newpark Resources, Inc.*	567	3,765
VAALCO Energy, Inc.	818	3,673
SandRidge Energy, Inc.	242	3,308
Oil States International, Inc.*	479	3,252
SunPower Corp. — Class A*	663	3,202
Tellurian, Inc.*	4,040	3,053
Ramaco Resources, Inc. — Class A	171	2,938
NextDecade Corp.*	588	2,805
DMC Global, Inc.*	148	2,785
W&T Offshore, Inc.	746	2,432
Kodiak Gas Services, Inc.	116	2,329
SEACOR Marine Holdings, Inc.*	183	2,304
Atlas Energy Solutions, Inc.	124	2,135
Excelerate Energy, Inc. — Class A	137	2,118
Gevo, Inc.*	1,774	2,058
Aris Water Solutions, Inc. — Class A	227	1,905
Solaris Oilfield Infrastructure, Inc. — Class A	234	1,863
Riley Exploration Permian, Inc.	67	1,825
Energy Vault Holdings, Inc.*	744	1,734
Vertex Energy, Inc.*	496	1,681
Amplify Energy Corp.*	275	1,631
Forum Energy Technologies, Inc.*	73	1,618
ProFrac Holding Corp. — Class A*	182	1,543
Hallador Energy Co.*	173	1,529
Evolution Petroleum Corp.	235	1,365
Maxeon Solar Technologies Ltd.*	187	1,341
Ring Energy, Inc.*	910	1,329
TPI Composites, Inc.*	314	1,300
FutureFuel Corp.	198	1,204
Granite Ridge Resources, Inc.	197	1,186
Ranger Energy Services, Inc.	115	1,176
NACCO Industries, Inc. — Class A	32	1,168
HighPeak Energy, Inc.	79	1,125
KLX Energy Services Holdings, Inc.*	96	1,081
Eos Energy Enterprises, Inc.*	817	891
Empire Petroleum Corp.*	75	824
Mammoth Energy Services, Inc.*	177	789
PrimeEnergy Resources Corp.*	5	532
Ramaco Resources, Inc. — Class B	34	452
Enviva, Inc.	238	237
Verde Clean Fuels, Inc.*	5	12
Total Energy		1,308,119
Communications - 2.1%
Cogent Communications Holdings, Inc.	329	25,024
Yelp, Inc. — Class A*	502	23,765
Ziff Davis, Inc.*	349	23,449
TEGNA, Inc.	1,531	23,424
InterDigital, Inc.	199	21,599
DigitalBridge Group, Inc.	1,228	21,539
Calix, Inc.*	448	19,573
Q2 Holdings, Inc.*	432	18,753
Opendoor Technologies, Inc.*	4,136	18,529
Cargurus, Inc.*	743	17,951
Perficient, Inc.*	261	17,179
Extreme Networks, Inc.*	958	16,899
Viavi Solutions, Inc.*	1,677	16,887
Credo Technology Group Holding Ltd.*	865	16,842
ePlus, Inc.*	202	16,128
EchoStar Corp. — Class A*	918	15,211
Upwork, Inc.*	939	13,963
Lumen Technologies, Inc.*	7,597	13,903
Telephone & Data Systems, Inc.	751	13,781
Squarespace, Inc. — Class A*	381	12,577
Bumble, Inc. — Class A*	768	11,320
Harmonic, Inc.*	836	10,901
Globalstar, Inc.*	5,232	10,150
Cars.com, Inc.*	505	9,580
Magnite, Inc.*	1,016	9,489

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
Beyond, Inc.*	342	$9,470
Sprinklr, Inc. — Class A*	782	9,415
Shutterstock, Inc.	187	9,028
Hims & Hers Health, Inc.*	927	8,250
Shenandoah Telecommunications Co.	369	7,978
Scholastic Corp.	207	7,804
Rover Group, Inc.*	705	7,670
Liberty Latin America Ltd. — Class C*	1,038	7,619
Infinera Corp.*	1,514	7,192
A10 Networks, Inc.	536	7,059
TechTarget, Inc.*	198	6,902
fuboTV, Inc.*	2,147	6,827
Figs, Inc. — Class A*	970	6,742
Sphere Entertainment Co.*	198	6,724
Open Lending Corp. — Class A*	755	6,425
Couchbase, Inc.*	258	5,810
Gray Television, Inc.	628	5,627
Revolve Group, Inc.*	311	5,156
Clear Channel Outdoor Holdings, Inc.*	2,821	5,134
Gogo, Inc.*	503	5,095
QuinStreet, Inc.*	394	5,051
HealthStream, Inc.	185	5,001
Eventbrite, Inc. — Class A*	587	4,907
Thryv Holdings, Inc.*	235	4,782
CommScope Holding Company, Inc.*	1,573	4,436
AMC Networks, Inc. — Class A*	234	4,397
ADTRAN Holdings, Inc.	592	4,345
IDT Corp. — Class B*	118	4,023
Stagwell, Inc.*	598	3,965
EW Scripps Co. — Class A*	452	3,612
Applied Digital Corp.*	518	3,491
Anterix, Inc.*	98	3,265
Sinclair, Inc.	249	3,244
ATN International, Inc.	83	3,235
NETGEAR, Inc.*	217	3,164
Liquidity Services, Inc.*	175	3,012
Clearfield, Inc.*	99	2,879
Boston Omaha Corp. — Class A*	176	2,768
Aviat Networks, Inc.*	84	2,743
Grindr, Inc.*	311	2,731
AST SpaceMobile, Inc.*	448	2,701
Gannett Company, Inc.*	1,095	2,519
Consolidated Communications Holdings, Inc.*	565	2,458
Preformed Line Products Co.	18	2,409
Advantage Solutions, Inc.*	659	2,386
Stitch Fix, Inc. — Class A*	641	2,288
1-800-Flowers.com, Inc. — Class A*	198	2,134
Spok Holdings, Inc.	135	2,090
Nextdoor Holdings, Inc.*	1,104	2,087
iHeartMedia, Inc. — Class A*	779	2,080
Tucows, Inc. — Class A*	75	2,025
Liberty Latin America Ltd. — Class A*	272	1,988
EverQuote, Inc. — Class A*	161	1,971
Ooma, Inc.*	181	1,942
Ribbon Communications, Inc.*	668	1,937
Entravision Communications Corp. — Class A	457	1,906
MediaAlpha, Inc. — Class A*	163	1,817
OptimizeRx Corp.*	126	1,803
Luna Innovations, Inc.*	244	1,623
Blade Air Mobility, Inc.*	445	1,571
WideOpenWest, Inc.*	385	1,559
Nerdy, Inc.*	450	1,544
CarParts.com, Inc.*	403	1,274
BlackSky Technology, Inc.*	899	1,259
Vivid Seats, Inc. — Class A*	188	1,188
Lands' End, Inc.*	112	1,071
Solo Brands, Inc. — Class A*	167	1,029
ContextLogic, Inc. — Class A*	167	994
Mondee Holdings, Inc.*	344	949
Townsquare Media, Inc. — Class A	88	929
Allbirds, Inc. — Class A*	721	883
DHI Group, Inc.*	325	842
Gambling.com Group Ltd.*	81	790
KVH Industries, Inc.*	142	747
Terran Orbital Corp.*	647	738
BARK, Inc.*	809	652
Cambium Networks Corp.*	92	552
Urban One, Inc.*	93	328
DZS, Inc.*	165	325
Value Line, Inc.	6	293
Urban One, Inc.*	61	246
Total Communications		695,321
Basic Materials - 2.0%
Commercial Metals Co.	890	44,536
ATI, Inc.*	979	44,515
Balchem Corp.	243	36,146
Cabot Corp.	421	35,154
HB Fuller Co.	411	33,460
Avient Corp.	687	28,559
Carpenter Technology Corp.	366	25,913
Livent Corp.*	1,371	24,651
Innospec, Inc.	189	23,292
Quaker Chemical Corp.	105	22,409
Hecla Mining Co.	4,564	21,953
Sensient Technologies Corp.	320	21,120
Constellium SE*	961	19,181
Uranium Energy Corp.*	2,789	17,850
Minerals Technologies, Inc.	247	17,614
Rogers Corp.*	131	17,301
Stepan Co.	162	15,317
Sylvamo Corp.	276	13,554
Ingevity Corp.*	277	13,080
Tronox Holdings plc — Class A	889	12,588
Orion S.A.	426	11,813
Hawkins, Inc.	147	10,352
Kaiser Aluminum Corp.	121	8,614
Energy Fuels, Inc.*,1	1,192	8,570
Coeur Mining, Inc.*	2,419	7,886
Koppers Holdings, Inc.	153	7,837
Ecovyst, Inc.*	723	7,064
Novagold Resources, Inc.*	1,835	6,863
Compass Minerals International, Inc.	260	6,583
Worthington Steel, Inc.	234	6,575
Mativ Holdings, Inc.	414	6,338
AdvanSix, Inc.	201	6,022
Schnitzer Steel Industries, Inc. — Class A	196	5,911
Haynes International, Inc.	95	5,420

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
Perimeter Solutions S.A.*	1,150	$5,290
Centrus Energy Corp. — Class A*	93	5,060
Century Aluminum Co.*	399	4,844
Lightwave Logic, Inc.*,1	870	4,333
Ivanhoe Electric Incorporated / US*	423	4,264
Encore Energy Corp.*	1,074	4,221
Piedmont Lithium, Inc.*	136	3,839
United States Lime & Minerals, Inc.	16	3,686
i-80 Gold Corp.*	1,466	2,580
Oil-Dri Corporation of America	37	2,482
American Vanguard Corp.	205	2,249
Trinseo plc	266	2,226
Rayonier Advanced Materials, Inc.*	484	1,960
Intrepid Potash, Inc.*	81	1,935
Kronos Worldwide, Inc.	168	1,670
Codexis, Inc.*	506	1,543
Caledonia Mining Corporation plc	124	1,513
Dakota Gold Corp.*	408	1,069
Perpetua Resources Corp.*	287	910
Danimer Scientific, Inc.*	666	679
Origin Materials, Inc.*	792	662
Glatfelter Corp.*	336	652
Contango ORE, Inc.*	28	507
5E Advanced Materials, Inc.*	298	420
Valhi, Inc.	18	273
NioCorp Developments Ltd.*	14	45
Total Basic Materials		652,953
Utilities - 1.6%
Portland General Electric Co.	766	33,198
New Jersey Resources Corp.	738	32,900
Brookfield Infrastructure Corp. — Class A	910	32,105
Ormat Technologies, Inc.	406	30,771
Southwest Gas Holdings, Inc.	469	29,711
Black Hills Corp.	506	27,299
PNM Resources, Inc.	651	27,082
ALLETE, Inc.	439	26,849
ONE Gas, Inc.	419	26,699
Otter Tail Corp.	313	26,596
Spire, Inc.	391	24,375
Northwestern Energy Group, Inc.	457	23,257
American States Water Co.	281	22,598
California Water Service Group	425	22,045
Avista Corp.	573	20,479
MGE Energy, Inc.	277	20,030
Chesapeake Utilities Corp.	162	17,112
SJW Group	235	15,357
Northwest Natural Holding Co.	273	10,630
Middlesex Water Co.	133	8,728
Ameresco, Inc. — Class A*	244	7,727
Unitil Corp.	121	6,361
Genie Energy Ltd. — Class B	150	4,219
York Water Co.	108	4,171
Consolidated Water Company Ltd.	114	4,058
Altus Power, Inc.*	485	3,312
Artesian Resources Corp. — Class A	63	2,611
RGC Resources, Inc.	61	1,241
Global Water Resources, Inc.	86	1,125
FTC Solar, Inc.*	483	335
Total Utilities		512,981
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	209	5,171
Total Common Stocks
(Cost $19,532,499)		19,132,197

WARRANTS† - 0.0%
Cassava Sciences, Inc.
Expiring 11/15/24	121	–
Total Warrants
(Cost $0)		–

RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Cartesian Therapeutics, Inc.	881	–
Oncternal Therapeutics, Inc.*,†††	7	–
Tobira Therapeutics, Inc.*,†††	141	–
Novartis AG*,†††	429	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $271)		–

EXCHANGE-TRADED FUNDS† - 7.8%
Vanguard Russell 2000 ETF[1]	15,743	1,276,757
iShares Russell 2000 Index ETF	6,356	1,275,713
Total Exchange-Traded Funds
(Cost $2,799,130)		2,552,470

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 9.2%
Federal Farm Credit Bank
5.25% due 01/08/24[2]	$3,000,000	2,996,938
Total Federal Agency Discount Notes
(Cost $2,996,938)		2,996,938

U.S. TREASURY BILLS†† - 1.5%
U.S. Treasury Bills
5.27% due 02/22/24[2,3]	500,000	496,283
Total U.S. Treasury Bills
(Cost $496,193)		496,283

REPURCHASE AGREEMENTS††,4 - 22.9%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24[3]	4,122,477	4,122,477
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24[3]	3,322,248	3,322,248
Total Repurchase Agreements
(Cost $7,444,725)		7,444,725

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
SECURITIES LENDING COLLATERAL†,5 - 3.0%
Money Market Fund
First American Government Obligations Fund - Class X, 5.29%[6]	969,106	$969,106
Total Securities Lending Collateral
(Cost $969,106)		969,106
Total Investments - 103.2%
(Cost $34,238,862)		$33,591,719
Other Assets & Liabilities, net - (3.2)%		(1,055,402)
Total Net Assets - 100.0%		$32,536,317

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	4	Mar 2024	$409,400	$21,542

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	Pay	5.43% (Federal Funds Rate + 0.10%)	At Maturity	03/21/24	2,754	$5,582,003	$118,784
BNP Paribas	Russell 2000 Index	Pay	5.53% (Federal Funds Rate + 0.20%)	At Maturity	03/21/24	619	1,254,803	27,383
Barclays Bank plc	Russell 2000 Index	Pay	5.40% (SOFR)	At Maturity	03/20/24	1,833	3,716,098	11,220
							$10,552,904	$157,387

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2023 — See Note 5.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2023.
[4]	Repurchase Agreements — See Note 4.
[5]	Securities lending collateral — See Note 5.
[6]	Rate indicated is the 7-day yield as of December 31, 2023.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$19,132,197	*	$—	$—		$19,132,197
Warrants	—	*	—	—		—
Rights	—	*	—	—	*	—
Exchange-Traded Funds	2,552,470		—	—		2,552,470
Federal Agency Discount Notes	—		2,996,938	—		2,996,938
U.S. Treasury Bills	—		496,283	—		496,283
Repurchase Agreements	—		7,444,725	—		7,444,725
Securities Lending Collateral	969,106		—	—		969,106
Equity Futures Contracts**	21,542		—	—		21,542
Equity Index Swap Agreements**	—		157,387	—		157,387
Total Assets	$22,675,315		$11,095,333	$—		$33,770,648

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 97.0%
Technology - 26.9%
Apple, Inc.	64,452	$12,408,944
Microsoft Corp.	32,766	12,321,327
NVIDIA Corp.	10,890	5,392,946
Broadcom, Inc.	1,935	2,159,944
Adobe, Inc.*	2,007	1,197,376
Salesforce, Inc.*	4,290	1,128,871
Advanced Micro Devices, Inc.*	7,123	1,050,001
Accenture plc — Class A	2,767	970,968
Intel Corp.	18,587	933,997
Intuit, Inc.	1,236	772,537
Oracle Corp.	7,005	738,537
QUALCOMM, Inc.	4,907	709,699
Texas Instruments, Inc.	4,004	682,522
International Business Machines Corp.	4,026	658,452
ServiceNow, Inc.*	904	638,667
Applied Materials, Inc.	3,688	597,714
Lam Research Corp.	581	455,074
Analog Devices, Inc.	2,197	436,236
Micron Technology, Inc.	4,841	413,131
Fiserv, Inc.*	2,646	351,495
KLA Corp.	599	348,199
Synopsys, Inc.*	671	345,505
Cadence Design Systems, Inc.*	1,199	326,572
NXP Semiconductor N.V.	1,136	260,916
Roper Technologies, Inc.	471	256,775
Autodesk, Inc.*	942	229,358
Microchip Technology, Inc.	2,385	215,079
MSCI, Inc. — Class A	349	197,412
Paychex, Inc.	1,417	168,779
Cognizant Technology Solutions Corp. — Class A	2,211	166,997
Fortinet, Inc.*	2,810	164,469
ON Semiconductor Corp.*	1,899	158,623
Fidelity National Information Services, Inc.	2,612	156,903
Electronic Arts, Inc.	1,079	147,618
ANSYS, Inc.*	383	138,983
Monolithic Power Systems, Inc.	211	133,095
Fair Isaac Corp.*	109	126,877
HP, Inc.	3,834	115,365
Take-Two Interactive Software, Inc.*	697	112,182
Broadridge Financial Solutions, Inc.	519	106,784
Hewlett Packard Enterprise Co.	5,656	96,039
PTC, Inc.*	524	91,679
NetApp, Inc.	921	81,195
Skyworks Solutions, Inc.	703	79,031
Akamai Technologies, Inc.*	665	78,703
Tyler Technologies, Inc.*	186	77,770
EPAM Systems, Inc.*	254	75,524
Western Digital Corp.*	1,430	74,889
Seagate Technology Holdings plc	858	73,248
Teradyne, Inc.	674	73,143
Leidos Holdings, Inc.	606	65,594
Zebra Technologies Corp. — Class A*	226	61,772
Jack Henry & Associates, Inc.	321	52,455
Qorvo, Inc.*	429	48,310
Ceridian HCM Holding, Inc.*	688	46,178
Paycom Software, Inc.	216	44,651
Total Technology		49,015,110
Consumer, Non-cyclical - 18.4%
UnitedHealth Group, Inc.	4,078	2,146,945
Eli Lilly & Co.	3,516	2,049,547
Johnson & Johnson	10,613	1,663,482
Procter & Gamble Co.	10,391	1,522,697
Merck & Company, Inc.	11,172	1,217,971
AbbVie, Inc.	7,784	1,206,286
PepsiCo, Inc.	6,061	1,029,400
Coca-Cola Co.	17,155	1,010,944
Thermo Fisher Scientific, Inc.	1,703	903,935
Abbott Laboratories	7,651	842,146
Pfizer, Inc.	24,894	716,698
Amgen, Inc.	2,359	679,439
Danaher Corp.	2,899	670,655
Philip Morris International, Inc.	6,844	643,884
S&P Global, Inc.	1,428	629,062
Intuitive Surgical, Inc.*	1,552	523,583
Elevance Health, Inc.	1,036	488,536
Medtronic plc	5,866	483,241
Vertex Pharmaceuticals, Inc.*	1,136	462,227
Bristol-Myers Squibb Co.	8,971	460,302
CVS Health Corp.	5,663	447,150
Stryker Corp.	1,491	446,495
Gilead Sciences, Inc.	5,493	444,988
Mondelez International, Inc. — Class A	5,998	434,435
Automatic Data Processing, Inc.	1,813	422,375
Regeneron Pharmaceuticals, Inc.*	472	414,553
Zoetis, Inc.	2,024	399,477
Cigna Group	1,290	386,291
Boston Scientific Corp.*	6,455	373,164
Altria Group, Inc.	7,798	314,571
Becton Dickinson & Co.	1,279	311,859
PayPal Holdings, Inc.*	4,753	291,882
Colgate-Palmolive Co.	3,630	289,347
McKesson Corp.	587	271,769
Moody's Corp.	694	271,049
Humana, Inc.	543	248,591
HCA Healthcare, Inc.	873	236,304
Cintas Corp.	382	230,216
Dexcom, Inc.*	1,703	211,325
Edwards Lifesciences Corp.*	2,674	203,892
IDEXX Laboratories, Inc.*	366	203,148
Monster Beverage Corp.*	3,257	187,636
IQVIA Holdings, Inc.*	807	186,724
Kimberly-Clark Corp.	1,490	181,050
Agilent Technologies, Inc.	1,290	179,349
Centene Corp.*	2,355	174,765
Constellation Brands, Inc. — Class A	713	172,368
United Rentals, Inc.	299	171,453
Archer-Daniels-Midland Co.	2,352	169,861
General Mills, Inc.	2,563	166,954
Biogen, Inc.*	639	165,354
Kenvue, Inc.	7,598	163,585
Sysco Corp.	2,223	162,568

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 97.0% (continued)
Consumer, Non-cyclical - 18.4% (continued)
CoStar Group, Inc.*	1,800	$157,302
Gartner, Inc.*	344	155,182
Verisk Analytics, Inc. — Class A	639	152,631
Cencora, Inc. — Class A	735	150,954
Estee Lauder Companies, Inc. — Class A	1,024	149,760
Corteva, Inc.	3,107	148,887
Keurig Dr Pepper, Inc.	4,439	147,908
Global Payments, Inc.	1,148	145,796
Moderna, Inc.*	1,462	145,396
Quanta Services, Inc.	641	138,328
Equifax, Inc.	543	134,278
GE HealthCare Technologies, Inc.	1,726	133,454
Kroger Co.	2,918	133,382
Kraft Heinz Co.	3,515	129,985
Hershey Co.	661	123,237
West Pharmaceutical Services, Inc.	325	114,439
Zimmer Biomet Holdings, Inc.	921	112,086
ResMed, Inc.	648	111,469
Cardinal Health, Inc.	1,087	109,570
Church & Dwight Company, Inc.	1,086	102,692
Illumina, Inc.*	700	97,468
STERIS plc	436	95,855
Molina Healthcare, Inc.*	257	92,857
FleetCor Technologies, Inc.*	318	89,870
Baxter International, Inc.	2,237	86,482
Align Technology, Inc.*	314	86,036
Waters Corp.*	261	85,929
Laboratory Corporation of America Holdings	374	85,006
Cooper Companies, Inc.	218	82,500
Clorox Co.	547	77,997
Hologic, Inc.*	1,080	77,166
McCormick & Company, Inc.	1,108	75,809
Avery Dennison Corp.	355	71,767
Lamb Weston Holdings, Inc.	639	69,070
Quest Diagnostics, Inc.	496	68,388
Tyson Foods, Inc. — Class A	1,258	67,617
Insulet Corp.*	308	66,830
Kellanova	1,163	65,023
Bunge Global S.A.	641	64,709
Conagra Brands, Inc.	2,107	60,387
Revvity, Inc.	544	59,465
J M Smucker Co.	468	59,146
Viatris, Inc.	5,289	57,280
Rollins, Inc.	1,238	54,063
Bio-Techne Corp.	697	53,780
Charles River Laboratories International, Inc.*	226	53,426
Teleflex, Inc.	207	51,613
Incyte Corp.*	820	51,488
Molson Coors Beverage Co. — Class B	816	49,947
MarketAxess Holdings, Inc.	167	48,906
Brown-Forman Corp. — Class B	807	46,080
Henry Schein, Inc.*	576	43,609
Robert Half, Inc.	467	41,059
Universal Health Services, Inc. — Class B	269	41,006
Hormel Foods Corp.	1,277	41,004
Campbell Soup Co.	866	37,437
Catalent, Inc.*	795	35,719
Dentsply Sirona, Inc.	934	33,241
Bio-Rad Laboratories, Inc. — Class A*	92	29,706
DaVita, Inc.*	237	24,828
Total Consumer, Non-cyclical		33,461,833
Financial - 13.7%
Berkshire Hathaway, Inc. — Class B*	8,021	2,860,770
JPMorgan Chase & Co.	12,746	2,168,095
Visa, Inc. — Class A	7,028	1,829,740
Mastercard, Inc. — Class A	3,651	1,557,188
Bank of America Corp.	30,354	1,022,019
Wells Fargo & Co.	16,011	788,061
Goldman Sachs Group, Inc.	1,438	554,737
Prologis, Inc. REIT	4,074	543,064
Morgan Stanley	5,572	519,589
BlackRock, Inc. — Class A	617	500,881
American Express Co.	2,538	475,469
Charles Schwab Corp.	6,561	451,397
American Tower Corp. — Class A REIT	2,055	443,633
Citigroup, Inc.	8,438	434,051
Marsh & McLennan Companies, Inc.	2,174	411,908
Progressive Corp.	2,579	410,783
Blackstone, Inc. — Class A	3,133	410,172
Chubb Ltd.	1,799	406,574
CME Group, Inc. — Class A	1,587	334,222
Equinix, Inc. REIT	414	333,432
Intercontinental Exchange, Inc.	2,523	324,029
U.S. Bancorp	6,864	297,074
PNC Financial Services Group, Inc.	1,756	271,917
Aon plc — Class A	883	256,971
Crown Castle, Inc. REIT	1,913	220,359
Capital One Financial Corp.	1,679	220,150
Welltower, Inc. REIT	2,440	220,015
Truist Financial Corp.	5,880	217,090
Arthur J Gallagher & Co.	952	214,086
Public Storage REIT	698	212,890
American International Group, Inc.	3,095	209,686
Simon Property Group, Inc. REIT	1,438	205,116
Aflac, Inc.	2,345	193,462
Travelers Companies, Inc.	1,007	191,823
Realty Income Corp. REIT	3,192	183,285
MetLife, Inc.	2,741	181,262
Digital Realty Trust, Inc. REIT	1,335	179,664
Bank of New York Mellon Corp.	3,391	176,501
Ameriprise Financial, Inc.	446	169,404
Prudential Financial, Inc.	1,592	165,106
Allstate Corp.	1,154	161,537
Extra Space Storage, Inc. REIT	931	149,267
VICI Properties, Inc. REIT	4,561	145,405
CBRE Group, Inc. — Class A*	1,344	125,113
Discover Financial Services	1,102	123,865
Arch Capital Group Ltd.*	1,645	122,174

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 97.0% (continued)
Financial - 13.7% (continued)
SBA Communications Corp. REIT	476	$120,756
AvalonBay Communities, Inc. REIT	626	117,200
Weyerhaeuser Co. REIT	3,218	111,890
Willis Towers Watson plc	455	109,746
Hartford Financial Services Group, Inc.	1,326	106,584
T. Rowe Price Group, Inc.	985	106,075
State Street Corp.	1,360	105,346
Fifth Third Bancorp	3,002	103,539
M&T Bank Corp.	732	100,342
Equity Residential REIT	1,523	93,147
Raymond James Financial, Inc.	828	92,322
Iron Mountain, Inc. REIT	1,287	90,064
Ventas, Inc. REIT	1,774	88,416
Alexandria Real Estate Equities, Inc. REIT	690	87,471
Nasdaq, Inc.	1,501	87,268
Invitation Homes, Inc. REIT	2,536	86,503
Cboe Global Markets, Inc.	465	83,030
Huntington Bancshares, Inc.	6,384	81,204
Regions Financial Corp.	4,100	79,458
Northern Trust Corp.	913	77,039
Principal Financial Group, Inc.	967	76,074
Brown & Brown, Inc.	1,041	74,026
Cincinnati Financial Corp.	692	71,594
Essex Property Trust, Inc. REIT	283	70,167
Synchrony Financial	1,824	69,658
Mid-America Apartment Communities, Inc. REIT	514	69,112
Citizens Financial Group, Inc.	2,055	68,103
Everest Group Ltd.	191	67,534
W R Berkley Corp.	898	63,507
Kimco Realty Corp. REIT	2,932	62,481
Host Hotels & Resorts, Inc. REIT	3,110	60,552
KeyCorp	4,128	59,443
Loews Corp.	807	56,159
UDR, Inc. REIT	1,334	51,079
Regency Centers Corp. REIT	724	48,508
Healthpeak Properties, Inc. REIT	2,412	47,758
Camden Property Trust REIT	471	46,766
Globe Life, Inc.	378	46,010
Boston Properties, Inc. REIT	637	44,698
Assurant, Inc.	232	39,090
Franklin Resources, Inc.	1,243	37,029
Invesco Ltd.	1,982	35,359
Federal Realty Investment Trust REIT	324	33,388
Comerica, Inc.	581	32,426
Zions Bancorp North America	653	28,647
Total Financial		24,879,604
Communications - 13.6%
Amazon.com, Inc.*	40,092	6,091,578
Alphabet, Inc. — Class A*	26,091	3,644,652
Meta Platforms, Inc. — Class A*	9,786	3,463,853
Alphabet, Inc. — Class C*	21,959	3,094,682
Netflix, Inc.*	1,930	939,678
Cisco Systems, Inc.	17,858	902,186
Comcast Corp. — Class A	17,704	776,321
Walt Disney Co.	8,067	728,370
Verizon Communications, Inc.	18,535	698,770
Uber Technologies, Inc.*	9,073	558,625
Booking Holdings, Inc.*	154	546,272
AT&T, Inc.	31,522	528,939
Palo Alto Networks, Inc.*	1,370	403,986
T-Mobile US, Inc.	2,243	359,620
Arista Networks, Inc.*	1,111	261,652
Airbnb, Inc. — Class A*	1,917	260,980
Motorola Solutions, Inc.	732	229,182
Charter Communications, Inc. — Class A*	443	172,185
CDW Corp.	591	134,346
Warner Bros Discovery, Inc.*	9,783	111,331
Corning, Inc.	3,385	103,073
eBay, Inc.	2,288	99,803
Expedia Group, Inc.*	588	89,252
VeriSign, Inc.*	392	80,736
FactSet Research Systems, Inc.	167	79,667
Omnicom Group, Inc.	873	75,523
Gen Digital, Inc.	2,486	56,731
Interpublic Group of Companies, Inc.	1,689	55,129
F5, Inc.*	263	47,072
Match Group, Inc.*	1,198	43,727
Etsy, Inc.*	528	42,794
Juniper Networks, Inc.	1,406	41,449
News Corp. — Class A	1,678	41,195
Fox Corp. — Class A	1,090	32,340
Paramount Global — Class B	2,127	31,458
Fox Corp. — Class B	582	16,092
News Corp. — Class B	506	13,014
Total Communications		24,856,263
Consumer, Cyclical - 8.8%
Tesla, Inc.*	12,193	3,029,717
Home Depot, Inc.	4,409	1,527,939
Costco Wholesale Corp.	1,952	1,288,476
Walmart, Inc.	6,289	991,461
McDonald's Corp.	3,198	948,239
NIKE, Inc. — Class B	5,396	585,844
Lowe's Companies, Inc.	2,544	566,167
Starbucks Corp.	5,037	483,602
TJX Companies, Inc.	5,044	473,178
Target Corp.	2,035	289,825
Chipotle Mexican Grill, Inc. — Class A*	121	276,722
Lululemon Athletica, Inc.*	508	259,735
O'Reilly Automotive, Inc.*	261	247,971
Marriott International, Inc. — Class A	1,088	245,355
PACCAR, Inc.	2,306	225,181
General Motors Co.	6,038	216,885
Ford Motor Co.	17,336	211,326
Ross Stores, Inc.	1,493	206,616
Hilton Worldwide Holdings, Inc.	1,131	205,944
DR Horton, Inc.	1,329	201,982
AutoZone, Inc.*	78	201,678
Copart, Inc.*	3,852	188,748
Lennar Corp. — Class A	1,103	164,391
Fastenal Co.	2,519	163,156
WW Grainger, Inc.	195	161,595
Yum! Brands, Inc.	1,236	161,496

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 97.0% (continued)
Consumer, Cyclical - 8.8% (continued)
Cummins, Inc.	625	$149,731
Royal Caribbean Cruises Ltd.*	1,039	134,540
Dollar General Corp.	968	131,600
Dollar Tree, Inc.*	921	130,828
Delta Air Lines, Inc.	2,837	114,132
Aptiv plc*	1,247	111,881
Ulta Beauty, Inc.*	217	106,328
Tractor Supply Co.	477	102,569
PulteGroup, Inc.	951	98,162
NVR, Inc.*	14	98,006
Darden Restaurants, Inc.	530	87,079
Genuine Parts Co.	618	85,593
Walgreens Boots Alliance, Inc.	3,161	82,534
Carnival Corp.*	4,442	82,355
Las Vegas Sands Corp.	1,627	80,065
Southwest Airlines Co.	2,628	75,897
Pool Corp.	171	68,179
Best Buy Company, Inc.	854	66,851
Domino's Pizza, Inc.	154	63,483
United Airlines Holdings, Inc.*	1,446	59,662
Live Nation Entertainment, Inc.*	626	58,594
LKQ Corp.	1,180	56,392
MGM Resorts International*	1,205	53,839
CarMax, Inc.*	700	53,718
Caesars Entertainment, Inc.*	951	44,583
Bath & Body Works, Inc.	1,002	43,246
American Airlines Group, Inc.*	2,881	39,585
Wynn Resorts Ltd.	423	38,539
Norwegian Cruise Line Holdings Ltd.*	1,876	37,595
Tapestry, Inc.	1,010	37,178
BorgWarner, Inc.	1,036	37,140
Whirlpool Corp.	242	29,468
Hasbro, Inc.	575	29,360
VF Corp.	1,457	27,391
Ralph Lauren Corp. — Class A	175	25,235
Total Consumer, Cyclical		16,064,567
Industrial - 7.5%
Caterpillar, Inc.	2,249	664,962
Union Pacific Corp.	2,688	660,227
Boeing Co.*	2,507	653,475
General Electric Co.	4,798	612,369
Honeywell International, Inc.	2,906	609,417
RTX Corp.	6,339	533,363
United Parcel Service, Inc. — Class B	3,189	501,407
Deere & Co.	1,181	472,246
Lockheed Martin Corp.	973	441,003
Eaton Corporation plc	1,760	423,843
Illinois Tool Works, Inc.	1,207	316,162
CSX Corp.	8,712	302,045
Northrop Grumman Corp.	625	292,588
Waste Management, Inc.	1,616	289,426
3M Co.	2,435	266,194
Amphenol Corp. — Class A	2,638	261,505
Parker-Hannifin Corp.	566	260,756
General Dynamics Corp.	999	259,410
FedEx Corp.	1,020	258,029
TransDigm Group, Inc.	244	246,830
Trane Technologies plc	1,007	245,607
Emerson Electric Co.	2,513	244,590
Norfolk Southern Corp.	997	235,671
Carrier Global Corp.	3,699	212,508
TE Connectivity Ltd.	1,370	192,485
L3Harris Technologies, Inc.	836	176,078
Johnson Controls International plc	2,999	172,862
AMETEK, Inc.	1,018	167,858
Otis Worldwide Corp.	1,804	161,404
Old Dominion Freight Line, Inc.	394	159,700
Rockwell Automation, Inc.	506	157,103
Republic Services, Inc. — Class A	902	148,749
Ingersoll Rand, Inc.	1,785	138,052
Martin Marietta Materials, Inc.	272	135,704
Vulcan Materials Co.	586	133,028
Keysight Technologies, Inc.*	783	124,567
Xylem, Inc.	1,063	121,565
Mettler-Toledo International, Inc.*	96	116,444
Fortive Corp.	1,549	114,053
Westinghouse Air Brake Technologies Corp.	790	100,251
Dover Corp.	617	94,901
Howmet Aerospace, Inc.	1,725	93,357
Teledyne Technologies, Inc.*	208	92,828
Builders FirstSource, Inc.*	544	90,815
Garmin Ltd.	675	86,765
Expeditors International of Washington, Inc.	641	81,535
Axon Enterprise, Inc.*	311	80,341
Ball Corp.	1,390	79,953
Veralto Corp.	966	79,463
Hubbell, Inc.	236	77,628
IDEX Corp.	333	72,297
Jacobs Solutions, Inc.	555	72,039
Jabil, Inc.	564	71,854
J.B. Hunt Transport Services, Inc.	359	71,707
Textron, Inc.	864	69,483
Snap-on, Inc.	233	67,300
Stanley Black & Decker, Inc.	676	66,315
Masco Corp.	990	66,310
Packaging Corporation of America	395	64,349
Nordson Corp.	239	63,134
Amcor plc	6,372	61,426
Trimble, Inc.*	1,097	58,360
Pentair plc	729	53,005
Allegion plc	387	49,029
Westrock Co.	1,130	46,918
Huntington Ingalls Industries, Inc.	175	45,437
A O Smith Corp.	542	44,682
CH Robinson Worldwide, Inc.	514	44,404
Generac Holdings, Inc.*	271	35,024
Mohawk Industries, Inc.*	233	24,116
Total Industrial		13,588,311
Energy - 3.9%
Exxon Mobil Corp.	17,660	1,765,647
Chevron Corp.	7,740	1,154,498
ConocoPhillips	5,235	607,626

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 97.0% (continued)
Energy - 3.9% (continued)
Schlumberger N.V.	6,298	$327,748
EOG Resources, Inc.	2,571	310,962
Phillips 66	1,939	258,158
Marathon Petroleum Corp.	1,674	248,355
Pioneer Natural Resources Co.	1,029	231,402
Valero Energy Corp.	1,501	195,130
Williams Companies, Inc.	5,363	186,793
ONEOK, Inc.	2,568	180,325
Hess Corp.	1,219	175,731
Occidental Petroleum Corp.	2,911	173,816
Baker Hughes Co.	4,436	151,622
Kinder Morgan, Inc.	8,526	150,399
Halliburton Co.	3,946	142,648
Devon Energy Corp.	2,825	127,973
Diamondback Energy, Inc.	789	122,358
Targa Resources Corp.	983	85,393
Coterra Energy, Inc. — Class A	3,316	84,624
First Solar, Inc.*	471	81,144
Enphase Energy, Inc.*	602	79,548
Equities Corp.	1,813	70,091
Marathon Oil Corp.	2,580	62,333
APA Corp.	1,352	48,510
Total Energy		7,022,834
Utilities - 2.3%
NextEra Energy, Inc.	9,045	549,393
Southern Co.	4,808	337,137
Duke Energy Corp.	3,398	329,742
Sempra	2,775	207,376
American Electric Power Company, Inc.	2,318	188,268
Dominion Energy, Inc.	3,689	173,383
PG&E Corp.	9,406	169,590
Constellation Energy Corp.	1,408	164,581
Exelon Corp.	4,389	157,565
Xcel Energy, Inc.	2,433	150,627
Consolidated Edison, Inc.	1,522	138,456
Public Service Enterprise Group, Inc.	2,197	134,347
Edison International	1,690	120,818
WEC Energy Group, Inc.	1,391	117,080
American Water Works Company, Inc.	858	113,247
DTE Energy Co.	909	100,226
Eversource Energy	1,540	95,049
Entergy Corp.	932	94,309
PPL Corp.	3,250	88,075
Ameren Corp.	1,159	83,842
FirstEnergy Corp.	2,277	83,475
CenterPoint Energy, Inc.	2,783	79,510
Atmos Energy Corp.	655	75,915
CMS Energy Corp.	1,286	74,678
Alliant Energy Corp.	1,125	57,713
AES Corp.	2,952	56,826
Evergy, Inc.	1,013	52,879
NRG Energy, Inc.	995	51,442
NiSource, Inc.	1,822	48,374
Pinnacle West Capital Corp.	500	35,920
Total Utilities		4,129,843
Basic Materials - 1.9%
Linde plc	2,138	878,098
Sherwin-Williams Co.	1,038	323,752
Freeport-McMoRan, Inc.	6,322	269,127
Air Products and Chemicals, Inc.	979	268,050
Ecolab, Inc.	1,119	221,954
Newmont Corp.	5,081	210,303
Nucor Corp.	1,084	188,660
Dow, Inc.	3,092	169,565
PPG Industries, Inc.	1,040	155,532
DuPont de Nemours, Inc.	1,896	145,859
LyondellBasell Industries N.V. — Class A	1,130	107,440
International Flavors & Fragrances, Inc.	1,125	91,091
Steel Dynamics, Inc.	671	79,245
Albemarle Corp.	517	74,696
Celanese Corp. — Class A	442	68,674
CF Industries Holdings, Inc.	842	66,939
International Paper Co.	1,526	55,165
Mosaic Co.	1,441	51,487
Eastman Chemical Co.	523	46,976
FMC Corp.	550	34,678
Total Basic Materials		3,507,291
Total Common Stocks
(Cost $126,160,891)		176,525,656

	Face Amount
U.S. TREASURY BILLS†† - 0.8%
U.S. Treasury Bills
5.27% due 02/22/24[1,2]	$500,000	496,283
5.24% due 02/22/24[1,2]	400,000	397,027
5.22% due 02/22/24[1,2]	400,000	397,026
5.17% due 01/09/24[2,3]	146,000	145,851
Total U.S. Treasury Bills
(Cost $1,435,977)		1,436,187

REPURCHASE AGREEMENTS††,4 - 2.3%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24[1]	2,356,292	2,356,292
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24[1]	1,898,904	1,898,904
Total Repurchase Agreements
(Cost $4,255,196)		4,255,196
Total Investments - 100.1%
(Cost $131,852,064)		$182,217,039
Other Assets & Liabilities, net - (0.1)%		(94,599)
Total Net Assets - 100.0%		$182,122,440

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	5	Mar 2024	$1,204,750	$3,450

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	5.83% (Federal Funds Rate + 0.50%)	At Maturity	03/21/24	303	$1,443,285	$20,122
BNP Paribas	S&P 500 Index	Pay	5.93% (Federal Funds Rate + 0.60%)	At Maturity	03/21/24	126	602,182	9,022
Barclays Bank plc	S&P 500 Index	Pay	5.85% (SOFR + 0.45%)	At Maturity	03/20/24	495	2,362,194	7,292
							$4,407,661	$36,436

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2023.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2023.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$176,525,656	$—	$—	$176,525,656
U.S. Treasury Bills	—	1,436,187	—	1,436,187
Repurchase Agreements	—	4,255,196	—	4,255,196
Equity Futures Contracts**	3,450	—	—	3,450
Equity Index Swap Agreements**	—	36,436	—	36,436
Total Assets	$176,529,106	$5,727,819	$—	$182,256,925

**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.9%
Technology - 30.3%
Monolithic Power Systems, Inc.	1,036	$653,488
NVIDIA Corp.	1,283	635,367
Advanced Micro Devices, Inc.*	3,914	576,963
KLA Corp.	954	554,560
ServiceNow, Inc.*	702	495,956
Intuit, Inc.	704	440,021
Applied Materials, Inc.	2,626	425,596
Lam Research Corp.	471	368,916
Cadence Design Systems, Inc.*	1,325	360,890
Broadcom, Inc.	317	353,851
Adobe, Inc.*	588	350,801
Fortinet, Inc.*	5,573	326,188
Microsoft Corp.	865	325,275
Salesforce, Inc.*	1,211	318,662
Synopsys, Inc.*	578	297,618
Oracle Corp.	2,791	294,255
Tyler Technologies, Inc.*	648	270,942
Fair Isaac Corp.*	221	257,246
Apple, Inc.	1,129	217,366
Total Technology		7,523,961
Consumer, Cyclical - 26.8%
Royal Caribbean Cruises Ltd.*	5,596	724,626
PulteGroup, Inc.	5,539	571,736
Live Nation Entertainment, Inc.*	5,985	560,196
DR Horton, Inc.	3,677	558,830
Marriott International, Inc. — Class A	2,433	548,666
Tesla, Inc.*	2,018	501,433
Hilton Worldwide Holdings, Inc.	2,647	481,992
Lululemon Athletica, Inc.*	933	477,033
Copart, Inc.*	8,818	432,082
Norwegian Cruise Line Holdings Ltd.*	20,104	402,884
Chipotle Mexican Grill, Inc. — Class A*	168	384,209
NVR, Inc.*	53	371,024
Wynn Resorts Ltd.	3,615	329,363
Ross Stores, Inc.	2,184	302,244
Total Consumer, Cyclical		6,646,318
Communications - 18.0%
Booking Holdings, Inc.*	184	652,689
Arista Networks, Inc.*	2,746	646,710
Uber Technologies, Inc.*	10,210	628,630
Palo Alto Networks, Inc.*	1,703	502,181
Meta Platforms, Inc. — Class A*	1,345	476,076
Expedia Group, Inc.*	3,048	462,656
Amazon.com, Inc.*	2,282	346,727
Netflix, Inc.*	564	274,600
Alphabet, Inc. — Class A*	1,806	252,280
Alphabet, Inc. — Class C*	1,523	214,636
Total Communications		4,457,185
Industrial - 7.6%
Builders FirstSource, Inc.*	3,614	603,321
Axon Enterprise, Inc.*	1,436	370,962
Fortive Corp.	5,004	368,445
Old Dominion Freight Line, Inc.	779	315,752
TransDigm Group, Inc.	228	230,645
Total Industrial		1,889,125
Energy - 6.9%
Targa Resources Corp.	5,442	472,746
APA Corp.	13,080	469,310
Diamondback Energy, Inc.	2,719	421,663
Hess Corp.	2,381	343,245
Total Energy		1,706,964
Consumer, Non-cyclical - 6.2%
United Rentals, Inc.	781	447,841
FleetCor Technologies, Inc.*	1,154	326,132
West Pharmaceutical Services, Inc.	820	288,739
Eli Lilly & Co.	435	253,570
Gartner, Inc.*	522	235,479
Total Consumer, Non-cyclical		1,551,761
Basic Materials - 2.4%
Celanese Corp. — Class A	3,790	588,852
Financial - 1.7%
Arch Capital Group Ltd.*	5,609	416,581
Total Common Stocks
(Cost $22,212,201)		24,780,747

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.4%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24	$51,467	51,467
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24	41,477	41,477
Total Repurchase Agreements
(Cost $92,944)		92,944
Total Investments - 100.3%
(Cost $22,305,145)		$24,873,691
Other Assets & Liabilities, net - (0.3)%		(69,979)
Total Net Assets - 100.0%		$24,803,712

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$24,780,747	$—	$—	$24,780,747
Repurchase Agreements	—	92,944	—	92,944
Total Assets	$24,780,747	$92,944	$—	$24,873,691

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.2%
Financial - 30.2%
Berkshire Hathaway, Inc. — Class B*	4,911	$1,751,557
Invesco Ltd.	63,623	1,135,034
Citigroup, Inc.	19,704	1,013,574
Citizens Financial Group, Inc.	28,174	933,686
Truist Financial Corp.	18,295	675,451
Capital One Financial Corp.	5,076	665,565
Synchrony Financial	14,173	541,267
Loews Corp.	7,653	532,572
Prudential Financial, Inc.	5,132	532,240
M&T Bank Corp.	3,810	522,275
Franklin Resources, Inc.	17,283	514,861
American International Group, Inc.	7,492	507,583
Bank of America Corp.	14,793	498,080
Wells Fargo & Co.	9,785	481,618
Zions Bancorp North America	10,659	467,610
State Street Corp.	5,873	454,923
Huntington Bancshares, Inc.	35,147	447,070
KeyCorp	30,261	435,758
Bank of New York Mellon Corp.	8,352	434,722
Regions Financial Corp.	22,336	432,872
Comerica, Inc.	6,795	379,229
Goldman Sachs Group, Inc.	904	348,736
MetLife, Inc.	5,144	340,173
Assurant, Inc.	1,913	322,321
PNC Financial Services Group, Inc.	2,046	316,823
Hartford Financial Services Group, Inc.	3,920	315,090
Fifth Third Bancorp	8,985	309,893
Alexandria Real Estate Equities, Inc. REIT	2,431	308,178
U.S. Bancorp	6,841	296,078
Everest Group Ltd.	837	295,946
Principal Financial Group, Inc.	3,548	279,121
Cincinnati Financial Corp.	2,541	262,892
Allstate Corp.	1,817	254,344
Travelers Companies, Inc.	1,331	253,542
Total Financial		17,260,684
Consumer, Non-cyclical - 24.1%
CVS Health Corp.	16,293	1,286,495
Viatris, Inc.	112,573	1,219,165
Tyson Foods, Inc. — Class A	21,511	1,156,216
Bunge Global S.A.	10,560	1,066,032
Centene Corp.*	13,685	1,015,564
Kroger Co.	19,859	907,755
Cigna Group	2,413	722,573
Archer-Daniels-Midland Co.	9,919	716,350
Cencora, Inc. — Class A	3,444	707,329
McKesson Corp.	1,525	706,044
Cardinal Health, Inc.	6,333	638,366
Kraft Heinz Co.	15,477	572,339
Universal Health Services, Inc. — Class B	3,440	524,394
Molson Coors Beverage Co. — Class B	8,147	498,678
Conagra Brands, Inc.	10,851	310,990
Henry Schein, Inc.*	4,001	302,916
Elevance Health, Inc.	623	293,782
Bio-Rad Laboratories, Inc. — Class A*	901	290,924
Sysco Corp.	3,936	287,840
Humana, Inc.	577	264,156
Corteva, Inc.	5,466	261,931
Total Consumer, Non-cyclical		13,749,839
Consumer, Cyclical - 19.6%
General Motors Co.	52,583	1,888,781
Ford Motor Co.	126,235	1,538,805
Walgreens Boots Alliance, Inc.	56,361	1,471,586
United Airlines Holdings, Inc.*	27,218	1,123,015
CarMax, Inc.*	11,959	917,734
BorgWarner, Inc.	21,702	778,017
American Airlines Group, Inc.*	54,178	744,406
Best Buy Company, Inc.	7,955	622,717
Whirlpool Corp.	5,081	618,713
Southwest Airlines Co.	20,405	589,296
Target Corp.	2,125	302,642
VF Corp.	15,564	292,603
LKQ Corp.	5,915	282,678
Total Consumer, Cyclical		11,170,993
Communications - 6.8%
Paramount Global — Class B	100,398	1,484,886
Warner Bros Discovery, Inc.*	91,042	1,036,058
AT&T, Inc.	24,642	413,493
Verizon Communications, Inc.	8,300	312,910
Fox Corp. — Class A	8,027	238,161
News Corp. — Class A	8,878	217,955
Fox Corp. — Class B	4,293	118,702
News Corp. — Class B	2,663	68,492
Total Communications		3,890,657
Basic Materials - 5.0%
Mosaic Co.	18,150	648,499
International Paper Co.	16,027	579,376
International Flavors & Fragrances, Inc.	4,447	360,074
Dow, Inc.	6,268	343,737
Albemarle Corp.	2,293	331,293
LyondellBasell Industries N.V. — Class A	3,050	289,994
Eastman Chemical Co.	3,128	280,957
Total Basic Materials		2,833,930
Energy - 4.8%
Valero Energy Corp.	7,746	1,006,980
Phillips 66	6,617	880,988
Equities Corp.	8,611	332,901
Chevron Corp.	1,743	259,986
Kinder Morgan, Inc.	14,700	259,308
Total Energy		2,740,163
Industrial - 4.7%
Mohawk Industries, Inc.*	10,234	1,059,219
Westrock Co.	18,030	748,606
Stanley Black & Decker, Inc.	3,726	365,520
FedEx Corp.	1,094	276,749
CH Robinson Worldwide, Inc.	3,063	264,613
Total Industrial		2,714,707
Utilities - 2.3%
NRG Energy, Inc.	9,388	485,360
Evergy, Inc.	5,720	298,584
Eversource Energy	4,689	289,405

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Utilities - 2.3% (continued)
Pinnacle West Capital Corp.	3,769	$270,765
Total Utilities		1,344,114
Technology - 1.7%
Hewlett Packard Enterprise Co.	41,273	700,815
HP, Inc.	8,542	257,029
Total Technology		957,844
Total Common Stocks
(Cost $55,174,276)		56,662,931

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24	248,398	248,398
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24	200,180	200,180
Total Repurchase Agreements
(Cost $448,578)		448,578
Total Investments - 100.0%
(Cost $55,622,854)		$57,111,509
Other Assets & Liabilities, net - 0.0%		17,282
Total Net Assets - 100.0%		$57,128,791

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$56,662,931	$—	$—	$56,662,931
Repurchase Agreements	—	448,578	—	448,578
Total Assets	$56,662,931	$448,578	$—	$57,111,509

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.8%
Industrial - 23.9%
TopBuild Corp.*	1,687	$631,376
Simpson Manufacturing Company, Inc.	2,459	486,833
Comfort Systems USA, Inc.	2,201	452,680
Owens Corning	3,028	448,840
Clean Harbors, Inc.*	2,248	392,298
UFP Industries, Inc.	2,974	373,386
Eagle Materials, Inc.	1,832	371,603
Saia, Inc.*	798	349,700
nVent Electric plc	5,533	326,945
Universal Display Corp.	1,701	325,333
EMCOR Group, Inc.	1,483	319,483
Lennox International, Inc.	689	308,341
Chart Industries, Inc.*	2,200	299,926
Trex Company, Inc.*	3,583	296,637
Lincoln Electric Holdings, Inc.	1,316	286,177
Esab Corp.	3,122	270,428
RBC Bearings, Inc.*	938	267,227
Advanced Drainage Systems, Inc.	1,689	237,541
Vontier Corp.	6,209	214,521
Crane Co.	1,803	213,006
Total Industrial		6,872,281
Consumer, Cyclical - 21.9%
Toll Brothers, Inc.	5,030	517,034
Hyatt Hotels Corp. — Class A	3,758	490,081
Deckers Outdoor Corp.*	671	448,517
Murphy USA, Inc.	1,248	444,987
Wingstop, Inc.	1,690	433,620
Churchill Downs, Inc.	3,098	418,013
Floor & Decor Holdings, Inc. — Class A*	3,210	358,107
Skechers USA, Inc. — Class A*	5,354	333,768
Tempur Sealy International, Inc.	6,471	329,827
Five Below, Inc.*	1,393	296,932
Texas Roadhouse, Inc. — Class A	2,361	288,585
Casey's General Stores, Inc.	997	273,916
Williams-Sonoma, Inc.	1,323	266,955
Watsco, Inc.	614	263,081
Crocs, Inc.*	2,780	259,680
Planet Fitness, Inc. — Class A*	3,488	254,624
FirstCash Holdings, Inc.	1,982	214,829
Light & Wonder, Inc. — Class A*	2,573	211,269
Boyd Gaming Corp.	2,873	179,878
Total Consumer, Cyclical		6,283,703
Energy - 17.1%
Southwestern Energy Co.*	109,611	717,952
CNX Resources Corp.*	34,106	682,120
Weatherford International plc*	6,091	595,883
Permian Resources Corp.	40,305	548,148
Valaris Ltd.*	6,769	464,150
Chord Energy Corp.	2,622	435,855
Range Resources Corp.	13,351	406,405
Ovintiv, Inc.	9,237	405,689
Civitas Resources, Inc.	5,393	368,773
Matador Resources Co.	5,158	293,284
Total Energy		4,918,259
Celsius Holdings, Inc.*	10,925	595,631
Medpace Holdings, Inc.*	1,623	497,498
Lantheus Holdings, Inc.*	6,078	376,836
Exelixis, Inc.*	12,858	308,463
Arrowhead Pharmaceuticals, Inc.*	9,946	304,348
Coca-Cola Consolidated, Inc.	312	289,661
Grand Canyon Education, Inc.*	2,177	287,451
Progyny, Inc.*	7,679	285,505
Avis Budget Group, Inc.[1]	1,584	280,780
Acadia Healthcare Company, Inc.*	3,294	256,142
Penumbra, Inc.*	998	251,037
Coty, Inc. — Class A*	17,009	211,252
Brink's Co.	2,350	206,682
FTI Consulting, Inc.*	811	161,511
Halozyme Therapeutics, Inc.*	4,268	157,745
Total Consumer, Non-cyclical		4,470,542
Technology - 10.1%
Super Micro Computer, Inc.*	2,244	637,880
Rambus, Inc.*	7,722	527,027
Dynatrace, Inc.*	8,805	481,545
Onto Innovation, Inc.*	2,465	376,898
Qualys, Inc.*	1,844	361,940
Manhattan Associates, Inc.*	1,375	296,065
Dropbox, Inc. — Class A*	7,804	230,062
Total Technology		2,911,417
Basic Materials - 5.0%
Reliance Steel & Aluminum Co.	1,437	401,900
Valvoline, Inc.*	9,795	368,096
NewMarket Corp.	613	334,594
Westlake Corp.	2,331	326,247
Total Basic Materials		1,430,837
Financial - 4.0%
Park Hotels & Resorts, Inc. REIT	30,083	460,270
Kinsale Capital Group, Inc.	1,237	414,283
Primerica, Inc.	1,280	263,373
Total Financial		1,137,926
Utilities - 1.5%
Vistra Corp.	11,097	427,456
Communications - 0.7%
GoDaddy, Inc. — Class A*	1,759	186,735
Total Common Stocks
(Cost $25,057,372)		28,639,156

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24	$49,303	49,303
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24	39,732	39,732
Total Repurchase Agreements
(Cost $89,035)		89,035

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.1%
Money Market Fund
First American Government Obligations Fund - Class X, 5.29%[4]	37,008	$37,008
Total Securities Lending Collateral
(Cost $37,008)		37,008
Total Investments - 100.2%
(Cost $25,183,415)		$28,765,199
Other Assets & Liabilities, net - (0.2)%		(53,892)
Total Net Assets - 100.0%		$28,711,307

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2023.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted |Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$28,639,156	$—	$—	$28,639,156
Repurchase Agreements	—	89,035	—	89,035
Securities Lending Collateral	37,008	—	—	37,008
Total Assets	$28,676,164	$89,035	$—	$28,765,199

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Cyclical - 26.5%
Macy's, Inc.	13,316	$267,918
Lithia Motors, Inc. — Class A	706	232,472
Goodyear Tire & Rubber Co.*	15,269	218,652
Adient plc*	5,418	196,999
AutoNation, Inc.*	1,071	160,843
Nordstrom, Inc.	8,599	158,652
WESCO International, Inc.	831	144,494
Taylor Morrison Home Corp. — Class A*	2,470	131,774
Lear Corp.	918	129,631
PVH Corp.	990	120,899
Penske Automotive Group, Inc.	701	112,517
Thor Industries, Inc.	915	108,199
Aramark	3,823	107,426
Penn Entertainment, Inc.*	4,048	105,329
Harley-Davidson, Inc.	2,388	87,974
Marriott Vacations Worldwide Corp.	846	71,817
Gap, Inc.	3,020	63,148
BJ's Wholesale Club Holdings, Inc.*	717	47,795
Leggett & Platt, Inc.	1,806	47,263
Under Armour, Inc. — Class A*	4,456	39,168
Under Armour, Inc. — Class C*	4,609	38,485
Total Consumer, Cyclical		2,591,455
Financial - 21.4%
Jones Lang LaSalle, Inc.*	853	161,106
Unum Group	2,794	126,345
Medical Properties Trust, Inc. REIT	25,729	126,329
Ally Financial, Inc.	3,421	119,462
New York Community Bancorp, Inc.	11,599	118,658
Associated Banc-Corp.	5,273	112,789
Valley National Bancorp	9,624	104,517
Kilroy Realty Corp. REIT	2,517	100,277
Cousins Properties, Inc. REIT	3,971	96,694
Jefferies Financial Group, Inc.	2,310	93,347
FNB Corp.	6,700	92,259
Kemper Corp.	1,882	91,597
Reinsurance Group of America, Inc. — Class A	544	88,008
First Horizon Corp.	5,075	71,862
Old National Bancorp	4,053	68,455
Prosperity Bancshares, Inc.	999	67,662
Texas Capital Bancshares, Inc.*	1,022	66,052
Healthcare Realty Trust, Inc. REIT	3,563	61,391
Janus Henderson Group plc	2,002	60,360
Webster Financial Corp.	1,124	57,054
Independence Realty Trust, Inc. REIT	3,624	55,447
CNO Financial Group, Inc.	1,879	52,424
First American Financial Corp.	787	50,714
Old Republic International Corp.	1,664	48,922
Total Financial		2,091,731
Industrial - 15.9%
Avnet, Inc.	4,881	246,002
TD SYNNEX Corp.	2,063	222,000
Arrow Electronics, Inc.*	1,652	201,957
MasTec, Inc.*	1,885	142,732
Ryder System, Inc.	1,045	120,238
MDU Resources Group, Inc.	5,019	99,376
Fluor Corp.*	2,237	87,624
Greif, Inc. — Class A	1,003	65,787
AGCO Corp.	483	58,641
Oshkosh Corp.	510	55,289
Werner Enterprises, Inc.	1,249	52,920
Vishay Intertechnology, Inc.	2,199	52,710
Coherent Corp.*	1,131	49,233
Berry Global Group, Inc.	719	48,453
Knight-Swift Transportation Holdings, Inc.	839	48,368
Total Industrial		1,551,330
Consumer, Non-cyclical - 15.6%
Hertz Global Holdings, Inc.*	24,741	257,059
ManpowerGroup, Inc.	2,243	178,251
Performance Food Group Co.*	2,168	149,917
US Foods Holding Corp.*	3,134	142,315
Graham Holdings Co. — Class B	199	138,608
Pilgrim's Pride Corp.*	3,885	107,459
Tenet Healthcare Corp.*	1,378	104,136
Perrigo Company plc	3,102	99,822
Enovis Corp.*	1,362	76,299
QuidelOrtho Corp.*	983	72,447
Post Holdings, Inc.*	747	65,781
Patterson Companies, Inc.	2,306	65,606
Envista Holdings Corp.*	2,649	63,735
Total Consumer, Non-cyclical		1,521,435
Energy - 7.7%
PBF Energy, Inc. — Class A	5,752	252,858
HF Sinclair Corp.	3,621	201,219
Sunrun, Inc.*	6,826	133,994
Chesapeake Energy Corp.	805	61,937
NOV, Inc.	2,600	52,728
Antero Resources Corp.*	2,324	52,708
Total Energy		755,444
Basic Materials - 6.9%
United States Steel Corp.	5,419	263,635
Cleveland-Cliffs, Inc.*	8,017	163,707
Alcoa Corp.	4,315	146,710
Commercial Metals Co.	1,931	96,627
Total Basic Materials		670,679
Utilities - 2.3%
UGI Corp.	3,043	74,858
Southwest Gas Holdings, Inc.	827	52,390
Black Hills Corp.	940	50,713
Spire, Inc.	703	43,825
Total Utilities		221,786
Technology - 1.6%
Kyndryl Holdings, Inc.*	5,019	104,295
Concentrix Corp.	565	55,488
Total Technology		159,783
Communications - 1.6%
Frontier Communications Parent, Inc.*	3,529	89,425
TEGNA, Inc.	4,579	70,059
Total Communications		159,484
Total Common Stocks
(Cost $8,208,820)		9,723,127

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.9%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24	$49,870	$49,870
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24	40,189	40,189
Total Repurchase Agreements
(Cost $90,059)		90,059
Total Investments - 100.4%
(Cost $8,298,879)		$9,813,186
Other Assets & Liabilities, net - (0.4)%		(41,496)
Total Net Assets - 100.0%		$9,771,690

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,723,127	$—	$—	$9,723,127
Repurchase Agreements	—	90,059	—	90,059
Total Assets	$9,723,127	$90,059	$—	$9,813,186

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Cyclical - 18.8%
Group 1 Automotive, Inc.	134	$40,835
Green Brick Partners, Inc.*	746	38,747
Cavco Industries, Inc.*	99	34,315
Installed Building Products, Inc.	183	33,456
Cinemark Holdings, Inc.*	2,265	31,914
Patrick Industries, Inc.	318	31,911
M/I Homes, Inc.*	218	30,027
GMS, Inc.*	364	30,005
Dave & Buster's Entertainment, Inc.*	557	29,994
Six Flags Entertainment Corp.*	1,170	29,344
Meritage Homes Corp.	167	29,092
Abercrombie & Fitch Co. — Class A*	327	28,848
Boot Barn Holdings, Inc.*	348	26,712
Signet Jewelers Ltd.	249	26,708
Shake Shack, Inc. — Class A*	342	25,349
Urban Outfitters, Inc.*	664	23,698
Guess?, Inc.	986	22,737
Oxford Industries, Inc.	184	18,400
Monarch Casino & Resort, Inc.	244	16,872
American Eagle Outfitters, Inc.	768	16,251
Steven Madden Ltd.	357	14,994
XPEL, Inc.*	269	14,486
Madison Square Garden Sports Corp. — Class A*	67	12,183
Kontoor Brands, Inc.	187	11,673
Jack in the Box, Inc.	123	10,041
Total Consumer, Cyclical		628,592
Financial - 18.7%
Two Harbors Investment Corp. REIT	3,987	55,539
Ambac Financial Group, Inc.*	2,567	42,304
SiriusPoint Ltd.*	3,615	41,934
St. Joe Co.	692	41,645
Redwood Trust, Inc. REIT	4,704	34,857
Customers Bancorp, Inc.*	578	33,304
Goosehead Insurance, Inc. — Class A*	415	31,457
eXp World Holdings, Inc.	1,772	27,501
Sunstone Hotel Investors, Inc. REIT	2,481	26,621
Bancorp, Inc.*	688	26,529
HCI Group, Inc.	301	26,307
First BanCorp	1,557	25,613
DiamondRock Hospitality Co. REIT	2,632	24,714
Pathward Financial, Inc.	450	23,819
Ellington Financial, Inc. REIT	1,807	22,967
OFG Bancorp	607	22,750
New York Mortgage Trust, Inc. REIT	2,234	19,056
Preferred Bank/Los Angeles CA	255	18,628
World Acceptance Corp.*	138	18,013
Palomar Holdings, Inc.*	311	17,261
Triumph Financial, Inc.*	197	15,795
WisdomTree, Inc.	2,250	15,593
Apple Hospitality REIT, Inc.	847	14,069
Total Financial		626,276
OraSure Technologies, Inc.*	5,410	44,362
PROG Holdings, Inc.*	1,401	43,305
elf Beauty, Inc.*	298	43,013
Inter Parfums, Inc.	283	40,755
UFP Technologies, Inc.*	197	33,892
Amphastar Pharmaceuticals, Inc.*	481	29,750
Viad Corp.*	814	29,467
Cal-Maine Foods, Inc.	460	26,399
Dynavax Technologies Corp.*	1,850	25,863
LiveRamp Holdings, Inc.*	655	24,811
Adtalem Global Education, Inc.*	396	23,344
Stride, Inc.*	380	22,561
Vericel Corp.*	624	22,221
Collegium Pharmaceutical, Inc.*	714	21,977
Catalyst Pharmaceuticals, Inc.*	1,306	21,954
ANI Pharmaceuticals, Inc.*	377	20,788
CorVel Corp.*	83	20,518
Glaukos Corp.*	171	13,593
RadNet, Inc.*	386	13,421
Apollo Medical Holdings, Inc.*	342	13,099
Arlo Technologies, Inc.*	1,355	12,900
Integer Holdings Corp.*	126	12,484
Ensign Group, Inc.	105	11,782
WD-40 Co.	48	11,475
NeoGenomics, Inc.*	656	10,614
CONMED Corp.	89	9,746
Ligand Pharmaceuticals, Inc.*,††	107	—
Ligand Pharmaceuticals, Inc.*,††	107	—
Total Consumer, Non-cyclical		604,094
Industrial - 17.1%
Dorian LPG Ltd.	917	40,229
Encore Wire Corp.	183	39,089
PGT Innovations, Inc.*	913	37,159
ArcBest Corp.	268	32,216
AAON, Inc.	423	31,247
Matson, Inc.	279	30,579
Materion Corp.	193	25,115
Gibraltar Industries, Inc.*	315	24,879
Fabrinet*	127	24,172
Boise Cascade Co.	166	21,474
AZZ, Inc.	369	21,435
MYR Group, Inc.*	141	20,393
Federal Signal Corp.	264	20,259
Mueller Industries, Inc.	417	19,661
Badger Meter, Inc.	117	18,061
AeroVironment, Inc.*	131	16,511
Powell Industries, Inc.	182	16,089
Frontdoor, Inc.*	452	15,919
Moog, Inc. — Class A	104	15,057
Applied Industrial Technologies, Inc.	86	14,851
Franklin Electric Company, Inc.	150	14,498
Alamo Group, Inc.	65	13,662
Standex International Corp.	86	13,621
Tennant Co.	137	12,699
SPX Technologies, Inc.*	122	12,323
OSI Systems, Inc.*	92	11,873
Armstrong World Industries, Inc.	109	10,717
Total Industrial		573,788

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Energy - 12.9%
Alpha Metallurgical Resources, Inc.	145	$49,144
Warrior Met Coal, Inc.	691	42,130
Northern Oil and Gas, Inc.	1,124	41,667
Par Pacific Holdings, Inc.*	1,079	39,243
CONSOL Energy, Inc.	383	38,503
Callon Petroleum Co.*	1,188	38,491
Liberty Energy, Inc. — Class A	1,764	31,999
REX American Resources Corp.*	645	30,509
California Resources Corp.	485	26,520
Helix Energy Solutions Group, Inc.*	2,534	26,049
Oceaneering International, Inc.*	961	20,450
RPC, Inc.	2,779	20,231
SM Energy Co.	452	17,501
Archrock, Inc.	712	10,965
Total Energy		433,402
Technology - 6.1%
Axcelis Technologies, Inc.*	311	40,333
Verra Mobility Corp.*	1,441	33,186
DoubleVerify Holdings, Inc.*	767	28,210
Veeco Instruments, Inc.*	729	22,621
SPS Commerce, Inc.*	115	22,292
Agilysys, Inc.*	168	14,250
Donnelley Financial Solutions, Inc.*	181	11,289
PDF Solutions, Inc.*	327	10,510
Privia Health Group, Inc.*	447	10,294
Progress Software Corp.	180	9,774
Total Technology		202,759
Communications - 5.0%
Cargurus, Inc.*	1,327	32,060
InterDigital, Inc.	260	28,220
Cars.com, Inc.*	1,468	27,848
TripAdvisor, Inc.*	1,122	24,157
Yelp, Inc. — Class A*	496	23,481
Cogent Communications Holdings, Inc.	231	17,570
Liquidity Services, Inc.*	911	15,678
Total Communications		169,014
Basic Materials - 2.1%
Hawkins, Inc.	454	31,971
Carpenter Technology Corp.	273	19,328
ATI, Inc.*	419	19,052
Total Basic Materials		70,351
Utilities - 0.7%
Otter Tail Corp.	276	23,452
Total Common Stocks
(Cost $2,815,214)		3,331,728

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24	$8,787	8,787
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24	7,082	7,082
Total Repurchase Agreements
(Cost $15,869)		15,869
Total Investments - 100.0%
(Cost $2,831,083)		$3,347,597
Other Assets & Liabilities, net - 0.0%		(1,495)
Total Net Assets - 100.0%		$3,346,102

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,331,728	$—	*	$—	$3,331,728
Repurchase Agreements	—	15,869		—	15,869
Total Assets	$3,331,728	$15,869		$—	$3,347,597

*	Security has a market value of $0.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Cyclical - 27.5%
JetBlue Airways Corp.*	14,949	$82,967
MarineMax, Inc.*	2,039	79,317
Foot Locker, Inc.	2,526	78,685
Kohl's Corp.	2,675	76,719
Phinia, Inc.	2,311	70,000
ScanSource, Inc.*	1,616	64,010
Topgolf Callaway Brands Corp.*	3,988	57,188
Advance Auto Parts, Inc.	901	54,988
ODP Corp.*	932	52,472
Sally Beauty Holdings, Inc.*	3,784	50,252
American Axle & Manufacturing Holdings, Inc.*	5,617	49,486
Dana, Inc.	3,244	47,395
America's Car-Mart, Inc.*	624	47,280
Designer Brands, Inc. — Class A	5,271	46,648
Resideo Technologies, Inc.*	2,263	42,590
Allegiant Travel Co. — Class A	476	39,323
Sonic Automotive, Inc. — Class A	669	37,604
G-III Apparel Group Ltd.*	1,077	36,596
Caleres, Inc.	1,066	32,758
Newell Brands, Inc.	3,737	32,437
Nu Skin Enterprises, Inc. — Class A	1,650	32,043
Alaska Air Group, Inc.*	747	29,185
Hibbett, Inc.	382	27,512
Victoria's Secret & Co.*	1,024	27,177
Shoe Carnival, Inc.	860	25,981
MDC Holdings, Inc.	440	24,310
Wabash National Corp.	917	23,494
Standard Motor Products, Inc.	527	20,980
Interface, Inc. — Class A	1,612	20,343
Titan International, Inc.*	1,355	20,162
Methode Electronics, Inc.	868	19,730
MillerKnoll, Inc.	730	19,476
Wolverine World Wide, Inc.	2,094	18,616
Vista Outdoor, Inc.*	602	17,801
Hanesbrands, Inc.*	3,855	17,193
PriceSmart, Inc.	214	16,217
Haverty Furniture Companies, Inc.	432	15,336
Total Consumer, Cyclical		1,454,271
Financial - 22.8%
Genworth Financial, Inc. — Class A*	10,477	69,986
Anywhere Real Estate, Inc.*	8,518	69,081
Bread Financial Holdings, Inc.	1,844	60,741
EZCORP, Inc. — Class A*	6,357	55,560
Cushman & Wakefield plc*	5,077	54,832
StoneX Group, Inc.*	719	53,084
Jackson Financial, Inc. — Class A	883	45,210
Hudson Pacific Properties, Inc. REIT	4,736	44,092
PRA Group, Inc.*	1,523	39,903
ProAssurance Corp.	2,755	37,992
Pebblebrook Hotel Trust REIT	2,327	37,185
United Fire Group, Inc.	1,717	34,546
Brandywine Realty Trust REIT	6,084	32,854
Eagle Bancorp, Inc.	1,060	31,948
Hope Bancorp, Inc.	2,639	31,879
Stewart Information Services Corp.	523	30,726
Simmons First National Corp. — Class A	1,398	27,736
JBG SMITH Properties REIT	1,588	27,012
Chatham Lodging Trust REIT	2,424	25,985
Navient Corp.	1,349	25,119
Northfield Bancorp, Inc.	1,946	24,481
Service Properties Trust REIT	2,806	23,963
Safehold, Inc. REIT	975	22,815
Encore Capital Group, Inc.*	423	21,467
Lincoln National Corp.	788	21,252
Dime Community Bancshares, Inc.	787	21,194
Banc of California, Inc.	1,518	20,387
Independent Bank Group, Inc.	396	20,148
Veritex Holdings, Inc.	865	20,129
Renasant Corp.	590	19,871
Provident Financial Services, Inc.	1,084	19,544
SL Green Realty Corp. REIT	430	19,423
Ready Capital Corp. REIT	1,803	18,481
Hanmi Financial Corp.	919	17,829
Brookline Bancorp, Inc.	1,580	17,238
Pacific Premier Bancorp, Inc.	578	16,825
Heritage Financial Corp.	781	16,706
Mercury General Corp.	441	16,454
BankUnited, Inc.	488	15,826
Total Financial		1,209,504
Consumer, Non-cyclical - 19.1%
Fresh Del Monte Produce, Inc.	3,282	86,152
Green Dot Corp. — Class A*	8,199	81,170
United Natural Foods, Inc.*	4,963	80,549
Kelly Services, Inc. — Class A	3,561	76,989
TrueBlue, Inc.*	3,718	57,034
SpartanNash Co.	2,334	53,565
Pediatrix Medical Group, Inc.*	5,332	49,588
B&G Foods, Inc.	4,499	47,240
Cross Country Healthcare, Inc.*	1,692	38,307
AdaptHealth Corp.*	4,979	36,297
GEO Group, Inc.*	3,256	35,262
Deluxe Corp.	1,595	34,213
ABM Industries, Inc.	762	34,160
Universal Corp.	505	33,997
Chefs' Warehouse, Inc.*	1,107	32,579
Owens & Minor, Inc.*	1,641	31,622
Enhabit, Inc.*	2,782	28,794
Heidrick & Struggles International, Inc.	739	21,823
ModivCare, Inc.*	447	19,663
Healthcare Services Group, Inc.*	1,776	18,417
Hain Celestial Group, Inc.*	1,666	18,243
Phibro Animal Health Corp. — Class A	1,538	17,810
Fulgent Genetics, Inc.*	616	17,809
Resources Connection, Inc.	1,250	17,713
Avanos Medical, Inc.*	736	16,508
Select Medical Holdings Corp.	607	14,264
TreeHouse Foods, Inc.*	335	13,886
Total Consumer, Non-cyclical		1,013,654

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Industrial - 10.2%
World Kinect Corp.	3,493	$79,571
Enviri Corp.*	7,974	71,766
Benchmark Electronics, Inc.	2,070	57,215
Greenbrier Companies, Inc.	1,276	56,374
Clearwater Paper Corp.*	1,536	55,480
O-I Glass, Inc.*	2,676	43,833
Sanmina Corp.*	780	40,069
DXP Enterprises, Inc.*	1,177	39,665
Astec Industries, Inc.	618	22,989
Kaman Corp.	884	21,172
TTM Technologies, Inc.*	1,287	20,347
Hub Group, Inc. — Class A*	210	19,307
Masterbrand, Inc.*	967	14,360
Total Industrial		542,148
Communications - 6.9%
EchoStar Corp. — Class A*	4,762	78,906
AMC Networks, Inc. — Class A*	4,039	75,893
ADTRAN Holdings, Inc.	8,554	62,786
EW Scripps Co. — Class A*	5,303	42,371
Viasat, Inc.*	1,374	38,403
ATN International, Inc.	745	29,033
Lumen Technologies, Inc.*	13,226	24,204
Consolidated Communications Holdings, Inc.*	3,084	13,415
Total Communications		365,011
Technology - 6.0%
Xerox Holdings Corp.	4,858	89,047
NCR Atleos Corp.*	2,671	64,878
NCR Voyix Corp.*	3,148	53,233
TTEC Holdings, Inc.	1,519	32,917
Alpha & Omega Semiconductor Ltd.*	1,143	29,786
DXC Technology Co.*	1,080	24,700
NetScout Systems, Inc.*	918	20,150
Total Technology		314,711
Basic Materials - 3.6%
Mercer International, Inc.	4,952	46,945
Kaiser Aluminum Corp.	584	41,575
AdvanSix, Inc.	1,207	36,162
Mativ Holdings, Inc.	2,353	36,024
Century Aluminum Co.*	2,349	28,517
Total Basic Materials		189,223
Energy - 3.5%
SunCoke Energy, Inc.	3,500	37,590
US Silica Holdings, Inc.*	2,423	27,404
Nabors Industries Ltd.*	334	27,265
NOW, Inc.*	2,330	26,375
Bristow Group, Inc.*	877	24,793
ProPetro Holding Corp.*	2,653	22,232
Talos Energy, Inc.*	1,245	17,716
Total Energy		183,375
Total Common Stocks
(Cost $4,625,168)		5,271,897

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24	$21,555	21,555
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24	17,371	17,371
Total Repurchase Agreements
(Cost $38,926)		38,926
Total Investments - 100.3%
(Cost $4,664,094)		$5,310,823
Other Assets & Liabilities, net - (0.3)%		(15,279)
Total Net Assets - 100.0%		$5,295,544

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,271,897	$—	$—	$5,271,897
Repurchase Agreements	—	38,926	—	38,926
Total Assets	$5,271,897	$38,926	$—	$5,310,823

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
U.S. TREASURY BILLS†† - 6.2%
U.S. Treasury Bills
5.17% due 01/09/24[1,2]	$135,000	$134,862
Total U.S. Treasury Bills
(Cost $134,842)		134,862

REPURCHASE AGREEMENTS††,3 - 130.6%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24[4]	1,582,807	1,582,807
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24[4]	1,275,562	1,275,562
Total Repurchase Agreements
(Cost $2,858,369)		2,858,369
Total Investments - 136.8%
(Cost $2,993,211)		$2,993,231
Other Assets & Liabilities, net - (36.8)%		(805,281)
Total Net Assets - 100.0%		$2,187,950

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	33	Mar 2024	$3,333,825	$(10,342)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	Receive	N/A	At Maturity	03/22/24	10,559	$1,067,446	$(1,599)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at December 31, 2023.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as currency index swap collateral at December 31, 2023.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$134,862	$—	$134,862
Repurchase Agreements	—	2,858,369	—	2,858,369
Total Assets	$—	$2,993,231	$—	$2,993,231

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$10,342	$—	$—	$10,342
Currency Index Swap Agreements**	—	1,599	—	1,599
Total Liabilities	$10,342	$1,599	$—	$11,941

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.5%
Software - 32.0%
Microsoft Corp.	11,650	$4,380,866
Adobe, Inc.*	2,235	1,333,401
Salesforce, Inc.*	5,058	1,330,962
Intuit, Inc.	1,798	1,123,804
Oracle Corp.	9,765	1,029,524
ServiceNow, Inc.*	1,426	1,007,455
Cadence Design Systems, Inc.*	2,651	722,053
Synopsys, Inc.*	1,383	712,120
Workday, Inc. — Class A*	2,515	694,291
Atlassian Corp. — Class A*	2,701	642,460
Snowflake, Inc. — Class A*	3,217	640,183
Roper Technologies, Inc.	1,161	632,942
Autodesk, Inc.*	2,529	615,761
ANSYS, Inc.*	1,419	514,927
Datadog, Inc. — Class A*	4,170	506,154
Electronic Arts, Inc.	3,654	499,904
Palantir Technologies, Inc. — Class A*	27,970	480,245
MongoDB, Inc.*	1,089	445,238
Take-Two Interactive Software, Inc.*	2,737	440,520
Cloudflare, Inc. — Class A*	5,244	436,615
ROBLOX Corp. — Class A*	9,464	432,694
Splunk, Inc.*	2,730	415,915
HubSpot, Inc.*	716	415,666
PTC, Inc.*	2,142	374,764
NetEase, Inc. ADR	4,005	373,106
Zoom Video Communications, Inc. — Class A*	5,137	369,402
Monday.com Ltd.*	1,891	355,149
Akamai Technologies, Inc.*	2,945	348,541
DocuSign, Inc.*	5,373	319,425
Twilio, Inc. — Class A*	4,155	315,240
Dynatrace, Inc.*	5,739	313,866
Unity Software, Inc.*	7,401	302,627
Manhattan Associates, Inc.*	1,368	294,558
Dropbox, Inc. — Class A*	9,027	266,116
BILL Holdings, Inc.*	3,167	258,395
Gitlab, Inc. — Class A*	4,026	253,477
AppLovin Corp. — Class A*	6,197	246,950
ZoomInfo Technologies, Inc. — Class A*	12,624	233,418
Confluent, Inc. — Class A*	8,927	208,892
Five9, Inc.*	2,443	192,240
C3.ai, Inc. — Class A*,1	5,617	161,264
MicroStrategy, Inc. — Class A*	222	140,220
Total Software		24,781,350
Semiconductors - 27.0%
NVIDIA Corp.	5,825	2,884,657
Broadcom, Inc.	1,841	2,055,016
Advanced Micro Devices, Inc.*	8,977	1,323,300
Intel Corp.	25,900	1,301,475
QUALCOMM, Inc.	7,494	1,083,857
Texas Instruments, Inc.	6,240	1,063,670
Applied Materials, Inc.	6,190	1,003,213
Lam Research Corp.	1,118	875,685
Micron Technology, Inc.	9,980	851,693
Analog Devices, Inc.	4,256	845,071
KLA Corp.	1,297	753,946
NXP Semiconductor N.V.	3,246	745,541
ASML Holding N.V. — Class G	860	650,951
Marvell Technology, Inc.	10,403	627,405
Microchip Technology, Inc.	6,434	580,218
Taiwan Semiconductor Manufacturing Company Ltd. ADR	5,424	564,096
ON Semiconductor Corp.*	6,140	512,874
STMicroelectronics N.V. — Class Y	9,128	457,587
Entegris, Inc.	3,074	368,327
Skyworks Solutions, Inc.	3,238	364,016
Teradyne, Inc.	3,332	361,589
Monolithic Power Systems, Inc.	494	311,605
Qorvo, Inc.*	2,543	286,367
Lattice Semiconductor Corp.*	3,898	268,923
MKS Instruments, Inc.	2,321	238,761
Rambus, Inc.*	3,375	230,344
GLOBALFOUNDRIES, Inc.*,1	3,246	196,708
Axcelis Technologies, Inc.*	974	126,318
Total Semiconductors		20,933,213
Computers - 16.0%
Apple, Inc.	22,339	4,300,928
International Business Machines Corp.	6,183	1,011,230
Crowdstrike Holdings, Inc. — Class A*	2,586	660,258
Dell Technologies, Inc. — Class C	7,881	602,896
Fortinet, Inc.*	9,278	543,041
Cognizant Technology Solutions Corp. — Class A	6,928	523,272
Accenture plc — Class A	1,483	520,400
Check Point Software Technologies Ltd.*	3,038	464,176
Infosys Ltd. ADR	24,159	444,042
HP, Inc.	14,093	424,058
Hewlett Packard Enterprise Co.	23,385	397,077
Zscaler, Inc.*	1,748	387,287
Western Digital Corp.*	6,742	353,079
Seagate Technology Holdings plc	4,127	352,322
NetApp, Inc.	3,933	346,733
Super Micro Computer, Inc.*	1,118	317,803
Pure Storage, Inc. — Class A*	7,802	278,219
Amdocs Ltd.	3,088	271,404
Lumentum Holdings, Inc.*	3,145	164,861
Total Computers		12,363,086
Internet - 14.3%
Alphabet, Inc. — Class A*	24,295	3,393,769
Meta Platforms, Inc. — Class A*	7,215	2,553,821
Palo Alto Networks, Inc.*	2,665	785,855
Shopify, Inc. — Class A*	6,971	543,041
CDW Corp.	2,049	465,779
Baidu, Inc. ADR*	3,905	465,046
Sea Ltd. ADR*	11,456	463,968
Pinterest, Inc. — Class A*	11,485	425,404
Snap, Inc. — Class A*	23,779	402,579
Okta, Inc.*	3,976	359,947
VeriSign, Inc.*	1,662	342,306
Gen Digital, Inc.	13,004	296,751
Match Group, Inc.*	7,573	276,415

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Internet - 14.3% (continued)
F5, Inc.*	1,540	$275,629
Total Internet		11,050,310
Telecommunications - 3.6%
Cisco Systems, Inc.	22,690	1,146,299
Arista Networks, Inc.*	2,766	651,421
Motorola Solutions, Inc.	1,856	581,095
Corning, Inc.	13,305	405,137
Total Telecommunications		2,783,952
Electronics - 3.4%
Amphenol Corp. — Class A	6,570	651,284
TE Connectivity Ltd.	3,955	555,678
Keysight Technologies, Inc.*	2,844	452,452
Jabil, Inc.	2,651	337,737
Flex Ltd.*	10,618	323,424
Trimble, Inc.*	5,975	317,870
Total Electronics		2,638,445
Energy-Alternate Sources - 1.7%
SolarEdge Technologies, Inc.*	5,839	546,531
Enphase Energy, Inc.*	2,880	380,563
First Solar, Inc.*	2,192	377,638
Total Energy-Alternate Sources		1,304,732
Commercial Services - 1.1%
Gartner, Inc.*	1,068	481,785
Marathon Digital Holdings, Inc.*	9,751	229,051
Riot Platforms, Inc.*	9,278	143,531
Total Commercial Services		854,367
Office & Business Equipment - 0.4%
Zebra Technologies Corp. — Class A*	1,075	293,830
Total Common Stocks
(Cost $46,939,943)		77,003,285

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24	$224,852	224,852
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24	181,206	181,206
Total Repurchase Agreements
(Cost $406,058)		406,058

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund
First American Government Obligations Fund - Class X, 5.29%[4]	284,375	284,375
Total Securities Lending Collateral
(Cost $284,375)		284,375
Total Investments - 100.4%
(Cost $47,630,376)		$77,693,718
Other Assets & Liabilities, net - (0.4)%		(330,102)
Total Net Assets - 100.0%		$77,363,616

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2023.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$77,003,285	$—	$—	$77,003,285
Repurchase Agreements	—	406,058	—	406,058
Securities Lending Collateral	284,375	—	—	284,375
Total Assets	$77,287,660	$406,058	$—	$77,693,718

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.5%
Telecommunications - 70.0%
Cisco Systems, Inc.	3,460	$174,799
Verizon Communications, Inc.	3,959	149,254
AT&T, Inc.	8,200	137,596
T-Mobile US, Inc.	822	131,791
Arista Networks, Inc.*	360	84,784
Motorola Solutions, Inc.	238	74,515
Juniper Networks, Inc.	1,538	45,340
Frontier Communications Parent, Inc.*	1,532	38,821
Ciena Corp.*	814	36,638
Telefonaktiebolaget LM Ericsson ADR	5,560	35,028
Nice Ltd. ADR*	172	34,316
Iridium Communications, Inc.	772	31,776
BCE, Inc.	802	31,583
Vodafone Group plc ADR	3,551	30,894
America Movil SAB de CV ADR	1,643	30,428
Rogers Communications, Inc. — Class B	641	30,005
TELUS Corp.	1,620	28,820
Viasat, Inc.*	1,004	28,062
Nokia Oyj ADR	7,977	27,281
InterDigital, Inc.	228	24,747
Calix, Inc.*	556	24,292
Viavi Solutions, Inc.*	2,340	23,564
Extreme Networks, Inc.*	1,294	22,826
Telephone & Data Systems, Inc.	1,120	20,552
Harmonic, Inc.*	1,518	19,795
Infinera Corp.*	3,126	14,849
Gogo, Inc.*	1,148	11,629
ADTRAN Holdings, Inc.	1,542	11,318
CommScope Holding Company, Inc.*	2,117	5,970
Lumen Technologies, Inc.*	2,195	4,017
Total Telecommunications		1,365,290
Media - 19.2%
Comcast Corp. — Class A	3,801	166,674
Charter Communications, Inc. — Class A*	209	81,234
Liberty Broadband Corp. — Class C*	619	49,885
Liberty Global Ltd. — Class C*	1,930	35,975
DISH Network Corp. — Class A*	4,330	24,984
Liberty Latin America Ltd. — Class C*	2,211	16,229
Total Media		374,981
Internet - 6.5%
Roku, Inc.*	549	50,321
F5, Inc.*	277	49,578
Cogent Communications Holdings, Inc.	371	28,218
Total Internet		128,117
Computers - 2.5%
Lumentum Holdings, Inc.*	564	29,565
NetScout Systems, Inc.*	828	18,175
Total Computers		47,740
Electronics - 0.7%
Applied Optoelectronics, Inc.*	694	13,408
Software - 0.6%
Digi International, Inc.*	471	12,246
Total Common Stocks
(Cost $1,685,287)		1,941,782

	Face Amount
REPURCHASE AGREEMENTS††,1 - 1.0%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24	$11,018	11,018
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24	8,879	8,879
Total Repurchase Agreements
(Cost $19,897)		19,897
Total Investments - 100.5%
(Cost $1,705,184)		$1,961,679
Other Assets & Liabilities, net - (0.5)%		(10,664)
Total Net Assets - 100.0%		$1,951,015

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,941,782	$—	$—	$1,941,782
Repurchase Agreements	—	19,897	—	19,897
Total Assets	$1,941,782	$19,897	$—	$1,961,679

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.8%
Transportation - 36.9%
Union Pacific Corp.	3,596	$883,250
United Parcel Service, Inc. — Class B	4,839	760,836
CSX Corp.	17,201	596,359
Norfolk Southern Corp.	2,245	530,673
FedEx Corp.	2,079	525,925
Old Dominion Freight Line, Inc.	1,159	469,777
Expeditors International of Washington, Inc.	2,459	312,785
J.B. Hunt Transport Services, Inc.	1,472	294,017
Canadian Pacific Kansas City Ltd.	3,617	285,960
Canadian National Railway Co.	2,225	279,527
ZTO Express Cayman, Inc. ADR	11,903	253,296
XPO, Inc.*	2,700	236,493
CH Robinson Worldwide, Inc.	2,560	221,158
Knight-Swift Transportation Holdings, Inc.	3,719	214,400
Saia, Inc.*	482	211,222
Landstar System, Inc.	990	191,714
Hub Group, Inc. — Class A*	1,383	127,153
Werner Enterprises, Inc.	2,765	117,153
ArcBest Corp.	968	116,363
Forward Air Corp.	1,393	87,578
Total Transportation		6,715,639
Auto Manufacturers - 27.4%
Tesla, Inc.*	7,545	1,874,782
Ford Motor Co.	42,887	522,793
General Motors Co.	14,276	512,794
Rivian Automotive, Inc. — Class A*	14,357	336,815
NIO, Inc. ADR*,1	37,031	335,871
Li Auto, Inc. ADR*	7,747	289,970
Stellantis N.V.[1]	11,440	266,781
Honda Motor Company Ltd. ADR	8,120	250,989
Toyota Motor Corp. ADR	1,311	240,411
Ferrari N.V.	693	234,532
Lucid Group, Inc.*,1	30,164	126,990
Total Auto Manufacturers		4,992,728
Auto Parts & Equipment - 13.5%
Aptiv plc*	3,321	297,960
Mobileye Global, Inc. — Class A*	6,458	279,761
Autoliv, Inc.	2,519	277,569
Magna International, Inc.	4,618	272,831
BorgWarner, Inc.	5,964	213,809
Lear Corp.	1,486	209,838
Gentex Corp.	6,162	201,251
Goodyear Tire & Rubber Co.*	10,096	144,575
Adient plc*	3,752	136,423
Visteon Corp.*	1,080	134,892
Fox Factory Holding Corp.*	1,808	122,004
QuantumScape Corp.*	16,063	111,638
Luminar Technologies, Inc.*,1	19,071	64,269
Total Auto Parts & Equipment		2,466,820
Airlines - 11.4%
Delta Air Lines, Inc.	8,815	354,628
Southwest Airlines Co.	9,864	284,872
Ryanair Holdings plc ADR*	2,025	270,054
Copa Holdings S.A. — Class A	2,533	269,283
United Airlines Holdings, Inc.*	6,291	259,567
American Airlines Group, Inc.*	15,085	207,268
Alaska Air Group, Inc.*	4,247	165,930
SkyWest, Inc.*	2,032	106,070
JetBlue Airways Corp.*	16,445	91,270
Allegiant Travel Co. — Class A	741	61,214
Total Airlines		2,070,156
Internet - 6.5%
Uber Technologies, Inc.*	12,579	774,489
Grab Holdings Ltd. — Class A*	70,764	238,475
Lyft, Inc. — Class A*	11,839	177,466
Total Internet		1,190,430
Commercial Services - 2.2%
GXO Logistics, Inc.*	3,193	195,284
Avis Budget Group, Inc.	684	121,246
Hertz Global Holdings, Inc.*	8,127	84,439
Total Commercial Services		400,969
Home Builders - 1.0%
Thor Industries, Inc.	1,552	183,524
Leisure Time - 0.9%
Harley-Davidson, Inc.	4,401	162,133
Total Common Stocks
(Cost $12,142,773)		18,182,399

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24	$44,329	44,329
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24	35,725	35,725
Total Repurchase Agreements
(Cost $80,054)		80,054

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.2%
Money Market Fund
First American Government Obligations Fund - Class X, 5.29%[4]	588,588	588,588
Total Securities Lending Collateral
(Cost $588,588)		588,588
Total Investments - 103.4%
(Cost $12,811,415)		$18,851,041
Other Assets & Liabilities, net - (3.4)%		(616,412)
Total Net Assets - 100.0%		$18,234,629

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of December 31, 2023.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,182,399	$—	$—	$18,182,399
Repurchase Agreements	—	80,054	—	80,054
Securities Lending Collateral	588,588	—	—	588,588
Total Assets	$18,770,987	$80,054	$—	$18,851,041

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 99.2%
Electric - 84.5%
NextEra Energy, Inc.	15,508	$941,956
Duke Energy Corp.	7,629	740,318
Southern Co.	10,409	729,879
Sempra	7,853	586,855
American Electric Power Company, Inc.	6,774	550,184
Constellation Energy Corp.	4,615	539,447
PG&E Corp.	29,345	529,090
Dominion Energy, Inc.	11,249	528,703
Xcel Energy, Inc.	8,005	495,590
Exelon Corp.	13,359	479,588
Consolidated Edison, Inc.	5,152	468,677
Public Service Enterprise Group, Inc.	7,550	461,683
Edison International	6,378	455,963
WEC Energy Group, Inc.	5,164	434,654
Eversource Energy	6,514	402,044
Entergy Corp.	3,861	390,695
PPL Corp.	14,217	385,281
DTE Energy Co.	3,476	383,264
FirstEnergy Corp.	10,266	376,352
CenterPoint Energy, Inc.	12,459	355,954
Ameren Corp.	4,873	352,513
CMS Energy Corp.	6,007	348,826
Vistra Corp.	8,275	318,753
AES Corp.	16,082	309,578
Alliant Energy Corp.	5,902	302,773
NRG Energy, Inc.	5,808	300,274
Evergy, Inc.	5,617	293,207
Fortis, Inc.	6,412	263,726
Pinnacle West Capital Corp.	3,283	235,851
OGE Energy Corp.	6,337	221,351
Algonquin Power & Utilities Corp.	34,810	219,999
Clearway Energy, Inc. — Class C	7,441	204,107
Portland General Electric Co.	4,124	178,734
Black Hills Corp.	2,999	161,796
Ormat Technologies, Inc.	2,012	152,489
Northwestern Energy Group, Inc.	2,905	147,835
Avista Corp.	3,962	141,602
Avangrid, Inc.	3,960	128,344
Hawaiian Electric Industries, Inc.	7,704	109,320
Otter Tail Corp.	1,099	93,382
Total Electric		14,720,637
Gas - 9.2%
Atmos Energy Corp.	3,054	353,959
NiSource, Inc.	10,526	279,465
Brookfield Infrastructure Corp. — Class A	7,159	252,569
UGI Corp.	8,132	200,047
Southwest Gas Holdings, Inc.	2,807	177,823
New Jersey Resources Corp.	3,963	176,671
ONE Gas, Inc.	2,548	162,359
Total Gas		1,602,893
Water - 4.0%
American Water Works Company, Inc.	3,247	428,571
Essential Utilities, Inc.	7,079	264,401
Total Water		692,972
Energy-Alternate Sources - 1.5%
NextEra Energy Partners, LP	4,456	135,507
Sunnova Energy International, Inc.*	7,701	117,440
Total Energy-Alternate Sources		252,947
Total Common Stocks
(Cost $14,344,632)		17,269,449

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.3%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24	$31,515	31,515
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24	25,398	25,398
Total Repurchase Agreements
(Cost $56,913)		56,913
Total Investments - 99.5%
(Cost $14,401,545)		$17,326,362
Other Assets & Liabilities, net - 0.5%		93,178
Total Net Assets - 100.0%		$17,419,540

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$17,269,449	$—	$—	$17,269,449
Repurchase Agreements	—	56,913	—	56,913
Total Assets	$17,269,449	$56,913	$—	$17,326,362

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
U.S. TREASURY BILLS†† - 2.7%
U.S. Treasury Bills
5.17% due 01/09/24[1,2]	$33,000	$32,966
Total U.S. Treasury Bills
(Cost $32,961)		32,966

REPURCHASE AGREEMENTS††,3 - 97.2%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24[4]	659,043	659,043
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24[4]	531,113	531,113
Total Repurchase Agreements
(Cost $1,190,156)		1,190,156
Total Investments - 99.9%
(Cost $1,223,117)		$1,223,122
Other Assets & Liabilities, net - 0.1%		1,114
Total Net Assets - 100.0%		$1,224,236

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	18	Mar 2024	$1,818,450	$41,683

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	Pay	N/A	At Maturity	03/22/24	6,204	$627,224	$2,578

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at December 31, 2023.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as currency index swap collateral at December 31, 2023.

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

The following table summarizes the inputs used to value the Fund's investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$32,966	$—	$32,966
Repurchase Agreements	—	1,190,156	—	1,190,156
Currency Futures Contracts**	41,683	—	—	41,683
Currency Index Swap Agreements**	—	2,578	—	2,578
Total Assets	$41,683	$1,225,700	$—	$1,267,383

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a ”Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Non-diversified
Consumer Products Fund	Diversified
Dow Jones Industrial Average® Fund	Non-diversified
Electronics Fund	Non-diversified
Emerging Markets 2x Strategy Fund	Non-diversified
Emerging Markets Bond Strategy Fund	Diversified
Energy Fund	Diversified
Energy Services Fund	Non-diversified
Europe 1.25x Strategy Fund	Non-diversified
Financial Services Fund	Diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Health Care Fund	Diversified
High Yield Strategy Fund	Non-diversified
Internet Fund	Diversified
Inverse Emerging Markets 2x Strategy Fund	Non-diversified
Inverse Government Long Bond Strategy Fund	Diversified
Inverse High Yield Strategy Fund	Non-diversified
Inverse Mid-Cap Strategy Fund	Non-diversified
Inverse NASDAQ-100® Strategy Fund	Non-diversified
Inverse Russell 2000® Strategy Fund	Non-diversified
Inverse S&P 500® Strategy Fund	Non-diversified
Japan 2x Strategy Fund	Non-diversified
Leisure Fund	Diversified
Long Short Equity Fund	Non-diversified
Mid-Cap 1.5x Strategy Fund	Non-diversified
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Non-diversified
NASDAQ-100® Fund	Non-diversified
Nova Fund	Non-diversified
Precious Metals Fund	Non-diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Russell 2000® 1.5x Strategy Fund	Non-diversified
Russell 2000® Fund	Non-diversified
S&P 500® Fund	Non-diversified
S&P 500® Pure Growth Fund	Non-diversified
S&P 500® Pure Value Fund	Non-diversified
S&P MidCap 400® Pure Growth Fund	Non-diversified
S&P MidCap 400® Pure Value Fund	Non-diversified
S&P SmallCap 600® Pure Growth Fund	Non-diversified
S&P SmallCap 600® Pure Value Fund	Non-diversified
Strengthening Dollar 2x Strategy Fund	Non-diversified
Technology Fund	Diversified
Telecommunications Fund	Non-diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Weakening Dollar 2x Strategy Fund	Non-diversified

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated Security Investors, LLC (the “Adviser”), as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service provider.

If the pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Government securities are valued by pricing service providers, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from pricing service providers, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service provider.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by a pricing service provider.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Funds’ Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the New York Stock Exchange (“NYSE”) or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return index swap the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the default recovery of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low - to middle - income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by GI, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market,or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic,regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies.  The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2023, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC 5.33% Due 01/02/24	$132,111,694	$132,170,374	U.S. Treasury Notes 0.38% - 4.50% Due 03/31/24 - 02/15/33	$135,741,000	$134,749,446
			U.S. Treasury Bills 0.00% Due 01/16/24 - 10/03/24	1,900	1,857
			U.S. Treasury Strip 0.00% Due 11/15/30	2,000	1,538
			U.S. Treasury Bonds 4.75% - 6.63% Due 02/15/27 - 11/15/43	900	980
			U.S. Treasury Floating Rate Note 5.53% Due 01/31/25	200	202
				135,746,000	134,754,023
BofA Securities, Inc. 5.35% Due 01/02/24	106,467,001	106,514,467	U.S. Treasury Strip 0.00% Due 02/15/41	201,313,820	96,703,107
			U.S. Treasury Bond 2.88% Due 05/15/49	14,701,200	11,834,352
			U.S. Treasury Note 1.63% Due 08/15/29	65,700	58,882
				216,080,720	108,596,341

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At December 31, 2023, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Banking Fund	$50,954	$53,216
Basic Materials Fund	259,441	282,225
Biotechnology Fund	504,849	565,545
Consumer Products Fund	589,593	607,012
Electronics Fund	1,644,218	1,711,563
Emerging Markets 2x Strategy Fund	27,333	29,267
Energy Fund	807,123	843,448
Europe 1.25x Strategy Fund	103,124	107,332
Internet Fund	90,228	91,550
Leisure Fund	202,807	208,851
Mid-Cap 1.5x Strategy Fund	19,108	20,435
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	1,267,707	1,330,988
NASDAQ-100® Fund	5,285,781	5,549,633
Real Estate Fund	9,903	10,674
Russell 2000® 1.5x Strategy Fund	12,819	14,039
Russell 2000® Fund	920,471	969,106
S&P MidCap 400® Pure Growth Fund	35,807	37,008
Technology Fund	267,276	284,375
Transportation Fund	548,557	588,588

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At December 31, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Banking Fund	$7,185,706	$371,969	$(1,400)	$370,569
Basic Materials Fund	21,395,556	10,178,335	(384,185)	9,794,150
Biotechnology Fund	64,733,091	50,249,609	(2,529,178)	47,720,431
Consumer Products Fund	33,054,374	23,639,114	(194,689)	23,444,425
Dow Jones Industrial Average® Fund	20,577,082	2,992,729	(21,479)	2,971,250
Electronics Fund	44,405,247	29,662,524	(149,536)	29,512,988
Emerging Markets 2x Strategy Fund	3,950,644	306,552	–	306,552
Emerging Markets Bond Strategy Fund	871,073	44,523	(163)	44,360
Energy Fund	46,012,635	6,779,561	(427,953)	6,351,608
Energy Services Fund	33,344,562	–	(1,047,030)	(1,047,030)
Europe 1.25x Strategy Fund	3,697,167	283,346	(9,877)	273,469
Financial Services Fund	12,566,060	–	(282,857)	(282,857)
Government Long Bond 1.2x Strategy Fund	28,925,325	3,381,247	(43,503)	3,337,744
Health Care Fund	14,949,375	5,301,285	(140,724)	5,160,561
High Yield Strategy Fund	46,042,865	3,231,244	(30,791)	3,200,453
Internet Fund	11,193,727	4,038,441	(61,394)	3,977,047
Inverse Emerging Markets 2x Strategy Fund	325,081	–	(10,496)	(10,496)
Inverse Government Long Bond Strategy Fund	18,062,172	283	(2,467,862)	(2,467,579)
Inverse High Yield Strategy Fund	8,231,630	240	(645,571)	(645,331)
Inverse Mid-Cap Strategy Fund	365,601	139	(3,174)	(3,035)
Inverse NASDAQ-100® Strategy Fund	17,020,680	14,813	(198,318)	(183,505)
Inverse Russell 2000® Strategy Fund	1,782,664	8,088	(47,191)	(39,103)
Inverse S&P 500® Strategy Fund	37,259,134	3,706	(582,587)	(578,881)
Japan 2x Strategy Fund	1,291,786	78,927	(4,791)	74,136
Leisure Fund	9,851,876	1,866,456	(30,233)	1,836,223
Long Short Equity Fund	13,510,772	3,246,503	(1,119,059)	2,127,444
Mid-Cap 1.5x Strategy Fund	13,672,195	1,529,206	(106,752)	1,422,454
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	560,949,695	45,423,654	(263,139)	45,160,515
NASDAQ-100® Fund	750,979,103	1,028,539,728	(3,683,658)	1,024,856,070
Nova Fund	264,505,170	–	(550,356)	(550,356)
Precious Metals Fund	68,507,501	–	(10,805,913)	(10,805,913)
Real Estate Fund	2,594,903	159,115	(1,063)	158,052
Retailing Fund	4,784,614	1,478,662	(2,218)	1,476,444
Russell 2000® 1.5x Strategy Fund	6,992,539	745,081	(767,200)	(22,119)
Russell 2000® Fund	34,747,146	3,250,241	(4,226,739)	(976,498)
S&P 500® Fund	159,596,068	22,718,359	(57,502)	22,660,857
S&P 500® Pure Growth Fund	22,586,151	2,345,216	(57,676)	2,287,540
S&P 500® Pure Value Fund	57,235,803	514,994	(639,288)	(124,294)
S&P MidCap 400® Pure Growth Fund	25,846,098	3,144,890	(225,789)	2,919,101
S&P MidCap 400® Pure Value Fund	8,732,963	1,090,251	(10,028)	1,080,223
S&P SmallCap 600® Pure Growth Fund	2,892,926	478,180	(23,509)	454,671
S&P SmallCap 600® Pure Value Fund	4,976,470	349,961	(15,608)	334,353
Strengthening Dollar 2x Strategy Fund	2,993,211	20	(11,941)	(11,921)
Technology Fund	53,202,237	24,610,941	(119,460)	24,491,481
Telecommunications Fund	1,891,733	80,635	(10,689)	69,946
Transportation Fund	15,032,779	3,934,125	(115,863)	3,818,262
Utilities Fund	17,147,706	232,850	(54,194)	178,656
Weakening Dollar 2x Strategy Fund	1,223,117	44,266	–	44,266

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the ongoing Russia-Ukraine conflict and collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.